UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06241

Loomis Sayles Funds II

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts	02199-8197
(Address of principal executive offices)	(Zip code)

Natalie Wagner, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

Item 1. Reports to Stockholders.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

June 30, 2021

Loomis Sayles International Growth Fund

Natixis Oakmark Fund

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund

Vaughan Nelson Mid Cap Fund

Vaughan Nelson Small Cap Value Fund

LOOMIS SAYLES INTERNATIONAL GROWTH FUND

Managers	Symbols

Aziz V. Hamzaogullari, CFA®	Class A	LIGGX

Loomis, Sayles & Company, L.P.	Class C	LIGCX

	Class N	LIGNX

	Class Y	LIGYX

Investment Goal

The Fund’s investment goal is long-term growth of capital.

Total Returns — June 30, 20213

			Expense Ratios[4]

	6 Months	Life of Fund	Gross	Net

Class Y (Inception 12/15/20)
NAV	5.25%	6.71%	1.35%	0.95%

Class A (Inception 12/15/20)
NAV	5.16	6.59	1.60	1.20
With 5.75% Maximum Sales Charge	-0.91	0.47

Class C (Inception 12/15/20)
NAV	4.66	6.06	2.35	1.95
With CDSC[1]	3.66	5.06

Class N (Inception 12/15/20)
NAV	5.25	6.71	1.26	0.90

Comparative Performance
MSCI ACWI ex USA Index (Net)[2]	9.16	11.77

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The MSCI ACWI ex USA Index (Net) captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries (excluding the US) and 27 Emerging Markets (EM) countries. With 2,361 constituents, the index covers approximately 85% of the global equity opportunity set outside the US.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS OAKMARK FUND

Managers	Symbols

William C. Nygren, CFA®	Class A NEFOX

Kevin G. Grant, CFA®	Class C NECOX

M. Colin Hudson, CFA®	Class N NOANX

Michael J. Mangan, CFA®	Class Y NEOYX

Michael A. Nicolas, CFA®

Harris Associates L.P.

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20213

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 11/18/98)
NAV	25.92%	65.19%	17.68%	13.83%	—%	0.95%	0.95%

Class A (Inception 5/6/31)
NAV	25.76	64.83	17.39	13.55	—	1.20	1.20
With 5.75% Maximum Sales Charge	18.50	55.34	16.01	12.88	—

Class C (Inception 5/1/95)
NAV	25.28	63.61	16.50	12.87	—	1.95	1.95
With CDSC[1]	24.28	62.61	16.50	12.87	—

Class N (Inception 5/1/17)
NAV	26.08	65.48	—	—	15.69	1.05	0.86

Comparative Performance
S&P 500® Index[2]	15.25	40.79	17.65	14.84	17.28

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the U.S. equities market.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitations, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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NATIXIS OAKMARK INTERNATIONAL FUND

Managers	Symbols

David G. Herro, CFA®	Class A NOIAX

Michael L. Manelli, CFA®	Class C NOICX

Harris Associates L.P.	Class N NIONX

Class Y NOIYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20214

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 5/1/17)
NAV[1]	13.78%	54.91%	11.96%	6.67%	—%	1.11%	0.95%

Class A (Inception 12/15/10)
NAV	13.64	54.39	11.72	6.56	—	1.36	1.20
With 5.75% Maximum Sales Charge	7.13	45.47	10.40	5.93	—

Class C (Inception 12/15/10)
NAV	13.22	53.28	10.89	5.93	—	2.11	1.95
With CDSC[2]	12.22	52.28	10.89	5.93	—

Class N (Inception 5/1/17)
NAV	13.77	54.78	—	—	5.98	1.17	0.90

Comparative Performance
MSCI World ex U.S. Index (Net)[3]	9.92	33.60	10.36	5.70	8.63

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Prior to the inception of Class Y shares (5/1/2017), performance is that of Class A shares and reflects the higher net expenses of that share class.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3	MSCI World ex U.S. Index (Net) is an unmanaged index that is designed to measure the equity market performance of developed markets, excluding the United States.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Funds expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Funds expense limitations.

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND

Managers	Symbols

Large Cap Value Segment	Class A	NEFSX

Harris Associates L.P.	Class C	NECCX

All Cap Growth Segment	Class N	NESNX

Loomis, Sayles & Company, L.P.	Class Y	NESYX

Investment Goal

The Fund seeks long-term growth of capital.

Average Annual Total Returns — June 30, 20214

					Life of Class N	Expense Ratios[5]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 11/15/94)
NAV	18.78%	47.66%	20.17%	16.11%	—%	0.92%	0.92%

Class A (Inception 7/7/94)
NAV	18.60	47.28	19.87	15.82	—	1.17	1.17
With 5.75% Maximum Sales Charge	11.79	38.81	18.46	15.13	—

Class C (Inception 7/7/94)
NAV	18.17	46.18	18.98	15.13	—	1.92	1.92
With CDSC[1]	17.17	45.18	18.98	15.13	—

Class N (Inception 5/1/17)
NAV	18.80	47.72	—	—	19.46	1.13	0.84

Comparative Performance
S&P 500® Index[2]	15.25	40.79	17.65	14.84	17.28
Russell 1000® Index[3]	14.95	43.07	17.99	14.90	17.64

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

S&P 500® Index is a widely recognized measure of U.S. stock market performance. It is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation, among other factors. It also measures the performance of the large cap segment of the US equities market.

3

Russell 1000® Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000® Index and includes approximately 1000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000® Index represents approximately 92% of the U.S. market and is constructed to provide a comprehensive and unbiased barometer for the large-cap segment and is completely reconstituted annually to ensure new and growing equities are reflected.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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VAUGHAN NELSON MID CAP FUND

Managers	Symbols

Dennis G. Alff, CFA®	Class A VNVAX

Chad D. Fargason	Class C VNVCX

Chris D. Wallis, CFA®	Class N VNVNX

Vaughan Nelson Investment Management, L.P.	Class Y VNVYX

Investment Goal

The Fund seeks long-term capital appreciation.

Average Annual Total Returns — June 30, 20213

					Life of Class N	Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 10/31/08)
NAV	17.36%	52.39%	11.84%	10.25%	—%	1.04%	0.95%

Class A (Inception 10/31/08)
NAV	17.24	52.07	11.56	9.97	—	1.29	1.20
With 5.75% Maximum Sales Charge	10.50	43.35	10.25	9.32	—

Class C (Inception 10/31/08)
NAV	16.80	50.93	10.73	9.32	—	2.04	1.95
With CDSC[1]	15.80	49.93	10.73	9.32	—

Class N (Inception 5/1/13)
NAV	17.38	52.47	11.93	—	10.80	0.94	0.90

Comparative Performance
Russell Midcap® Value Index[2]	19.45	53.06	11.79	11.75	11.45

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell Midcap® Value Index is an unmanaged index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5  |

VAUGHAN NELSON SMALL CAP VALUE FUND

Managers	Symbols

Chris D. Wallis, CFA®	Class A NEFJX

Stephen Davis, CFA®	Class C NEJCX

Vaughan Nelson Investment Management, L.P.	Class N VSCNX
Class Y NEJYX

Investment Goal

The Fund seeks capital appreciation.

Average Annual Total Returns — June 30, 20213

						Life of Class N	Expense Ratios[4]
	6 Months		1 Year	5 Years	10 Years		Gross	Net

Class Y (Inception 8/31/06)
NAV	20.50%		61.31%	11.64%	11.07%	—%	1.28%	1.05%

Class A (Inception 12/31/96)
NAV	20.37		60.86	11.37	10.79	—	1.53	1.30
With 5.75% Maximum Sales Charge	13.44		51.64	10.06	10.13	—

Class C (Inception 12/31/96)
NAV	20.02	[5]	59.65	10.54	10.13	—	2.28	2.05
With CDSC[1]	19.02		58.65	10.54	10.13	—

Class N (Inception 5/1/17)
NAV	20.55		61.40	—	—	10.40	6.54	1.00

Comparative Performance
Russell 2000® Value Index[2]	26.69		73.28	13.62	10.85	10.43

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total returns may differ from the total returns reported in the financial highlights. The returns presented in the table are what an investor would have actually experienced.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2021 through June 30, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES INTERNATIONAL GROWTH FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,051.60	$6.10
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$1,046.60	$9.90
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$1,052.50	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$1,052.50	$4.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS OAKMARK FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,257.60	$6.72
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$1,252.80	$10.89
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$1,260.80	$4.82
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31
Class Y
Actual	$1,000.00	$1,259.20	$5.27
Hypothetical (5% return before expenses)	$1,000.00	$1,020.13	$4.71

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.86% and 0.94% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

NATIXIS OAKMARK INTERNATIONAL FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,136.40	$6.36
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$1,132.20	$10.31
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$1,137.70	$4.77
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$1,137.80	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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NATIXIS U.S. EQUITY OPPORTUNITIES FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,186.00	$6.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.04	$5.81
Class C
Actual	$1,000.00	$1,181.70	$10.33
Hypothetical (5% return before expenses)	$1,000.00	$1,015.32	$9.54
Class N
Actual	$1,000.00	$1,188.00	$4.61
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26
Class Y
Actual	$1,000.00	$1,187.80	$4.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.28	$4.56

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.16%, 1.91%, 0.85% and 0.91% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

VAUGHAN NELSON MID CAP FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,172.40	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01
Class C
Actual	$1,000.00	$1,168.00	$10.48
Hypothetical (5% return before expenses)	$1,000.00	$1,015.13	$9.74
Class N
Actual	$1,000.00	$1,173.80	$4.85
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51
Class Y
Actual	$1,000.00	$1,173.60	$5.12
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.20%, 1.95%, 0.90% and 0.95% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  10

VAUGHAN NELSON SMALL CAP VALUE FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,203.70	$7.10
Hypothetical (5% return before expenses)	$1,000.00	$1,018.35	$6.51
Class C
Actual	$1,000.00	$1,199.00	$11.18	**
Hypothetical (5% return before expenses)	$1,000.00	$1,014.63	$10.24
Class N
Actual	$1,000.00	$1,205.50	$5.47
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01
Class Y
Actual	$1,000.00	$1,205.00	$5.74
Hypothetical (5% return before expenses)	$1,000.00	$1,019.59	$5.26

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.30%, 2.05%, 1.00% and 1.05% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

**

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes. Amounts expressed in the table include the effect of such adjustments.

11  |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting. The Loomis Sayles International Growth Fund was not included in the most recent annual review as the Fund’s initial board-approved investment advisory agreement is effective until December 15, 2022.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2021. In the case of Vaughan Nelson Mid Cap Fund and Vaughan Nelson Small Cap Value Fund, the Board approved the Agreements with an amendment that reduced each Fund’s advisory and sub-advisory fee effective July 1, 2021. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

|  12

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of Natixis Oakmark Fund, Natixis Oakmark International Fund, Natixis U.S. Equity Opportunities Fund, Vaughan Nelson Mid Cap Fund, and Vaughan Nelson Small Cap Value Fund (the “Existing Funds”) over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.

The Board noted that, through December 31, 2020, each Existing Fund’s one-, three- and five-year performance, as applicable, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Natixis Oakmark Fund	71%	94%	71%
Natixis Oakmark International Fund	87%	97%	69%
Natixis U.S. Equity Opportunities Fund	85%	92%	77%
Vaughan Nelson Mid Cap Fund	53%	61%	84%
Vaughan Nelson Small Cap Value Fund	57%	62%	77%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance (i.e., for periods ending March 31, 2021) had improved relative to its category; (3) that effective March 31, 2021, the Fund had been assigned to a different category by the independent third-party data provider, which has resulted in significantly improved relative performance and is expected to result in more relevant performance comparisons; and (4) the Adviser’s deep value investment strategy is expected to result in cyclical underperformance from time to time, but that this style of investing is showing improved performance generally, which is expected to help the Fund’s performance. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for all of the Funds under their expense limitation agreements. They further noted that management had proposed to reduce the expense limitations for Natixis Oakmark Fund, Natixis Oakmark International Fund,

13  |

Vaughan Nelson Mid Cap Fund, and Vaughan Nelson Small Cap Value Fund on all share classes, effective as of July 1, 2021. The Trustees also noted that management had proposed to reduce the advisory fee rate for Vaughan Nelson Mid Cap Fund and Vaughan Nelson Small Cap Value Fund.

The Trustees noted that certain of the Funds had total advisory fee rates that were above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rates, including: (1) that the advisory fee was only five basis points higher than the median of a peer group of funds, which management believes is appropriate given the fund’s multi-manager structure and portfolio managers; (2) that management had proposed to reduce the expense limitations of the Fund; and (3) that management had proposed to reduce the advisory fee of the Fund.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that Natixis Oakmark Fund, Natixis Oakmark International Fund and Vaughan Nelson Mid Cap Fund had breakpoints in their advisory fees and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitations for Natixis Oakmark Fund, Natixis Oakmark International Fund, Vaughan Nelson Mid Cap Fund, and Vaughan Nelson Small Cap Value Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment certain Advisers had made into their businesses.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements, reflecting the reduction in the advisory fee and sub-advisory fee for Vaughan Nelson Mid Cap Fund and Vaughan Nelson Small Cap Value Fund, described above, should be continued through June 30, 2022.

|  14

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2020 and ending December 31, 2020 (including updates through June 30, 2021)

Effective December 1, 2018 (December 15, 2020, for the Loomis Sayles International Growth Fund), the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Funds’ portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2021 through June 30, 2021, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

15  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles International Growth Fund

Shares	Description	Value (†)
Common Stocks — 97.4% of Net Assets
	Argentina — 6.3%
1,051	MercadoLibre, Inc.(a)	$1,637,237

	Australia — 3.0%
33,026	WiseTech Global Ltd.	789,211

	Belgium — 2.2%
8,040	Anheuser-Busch InBev S.A.	579,594

	Brazil — 4.2%
313,255	Ambev S.A., ADR	1,077,597

	China — 32.9%
5,915	Alibaba Group Holding Ltd., Sponsored ADR(a)	1,341,404
4,161	Baidu, Inc., Sponsored ADR(a)	848,428
57,800	Budweiser Brewing Co. APAC Ltd., 144A	181,998
456,500	Dali Foods Group Co. Ltd., 144A	272,220
3,100	Kweichow Moutai Co. Ltd., Class A	985,053
3,595	NXP Semiconductors NV	739,563
22,000	Tencent Holdings Ltd.	1,656,434
24,101	Trip.com Group Ltd., ADR(a)	854,622
41,375	Vipshop Holdings Ltd., ADR(a)	830,810
12,201	Yum China Holdings, Inc.	808,316

		8,518,848

	Denmark — 2.7%
8,249	Novo Nordisk A/S, Class B	690,512

	France — 4.4%
2,482	EssilorLuxottica S.A.	458,508
7,379	Sodexo S.A.(a)	689,639

		1,148,147

	Germany — 3.0%
5,548	SAP SE	779,270

	Japan — 4.6%
4,100	FANUC Corp.	983,171
5,300	Unicharm Corp.	213,486

		1,196,657

	Macau — 1.2%
39,000	Galaxy Entertainment Group Ltd.(a)	311,847

	Netherlands — 4.8%
509	Adyen NV, 144A(a)	1,248,236

	Switzerland — 16.8%
5,480	CRISPR Therapeutics AG(a)	887,157
6,811	Nestle S.A., (Registered)	848,971
12,727	Novartis AG, (Registered)	1,161,040
3,830	Roche Holding AG	1,443,289

		4,340,457

	United Kingdom — 9.4%
6,459	Diageo PLC	309,570
17,805	Experian PLC	687,436
9,470	Reckitt Benckiser Group PLC	836,676
10,119	Unilever PLC	593,064

		2,426,746

	United States — 1.9%
4,321	Core Laboratories NV	168,303
10,030	Schlumberger NV	321,060

		489,363

	Total Common Stocks (Identified Cost $24,613,950)	25,233,722

	Total Investments — 97.4% (Identified Cost $24,613,950)	25,233,722
	Other assets less liabilities — 2.6%	672,106

	Net Assets — 100.0%	$25,905,828

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $1,702,454 or 6.6% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2021 (Unaudited)

Internet & Direct Marketing Retail	18.0%
Pharmaceuticals	12.8
Beverages	12.1
Interactive Media & Services	9.7
Hotels, Restaurants & Leisure	6.9
Software	6.0
IT Services	4.8
Food Products	4.3
Household Products	4.0
Machinery	3.8
Biotechnology	3.4
Semiconductors & Semiconductor Equipment	2.9
Professional Services	2.7
Personal Products	2.3
Other Investments, less than 2% each	3.7

Total Investments	97.4
Other assets less liabilities	2.6

Net Assets	100.0%

Currency Exposure Summary at June 30, 2021 (Unaudited)

United States Dollar	36.8%
Euro	16.7
Swiss Franc	13.4
Hong Kong Dollar	9.3
British Pound	7.1
Japanese Yen	4.6
Yuan Renminbi	3.8
Australian Dollar	3.0
Danish Krone	2.7

Total Investments	97.4
Other assets less liabilities	2.6

Net Assets	100.0%

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 96.0% of Net Assets
	Aerospace & Defense — 0.9%
14,500	General Dynamics Corp.	$2,729,770

	Automobiles — 2.4%
124,000	General Motors Co.(a)	7,337,080

	Banks — 7.7%
223,300	Bank of America Corp.	9,206,659
125,000	Citigroup, Inc.	8,843,750
126,745	Wells Fargo & Co.	5,740,281

		23,790,690

	Beverages — 3.7%
26,900	Constellation Brands, Inc., Class A	6,291,641
143,604	Keurig Dr Pepper, Inc.	5,060,605

		11,352,246

	Biotechnology — 1.9%
10,390	Regeneron Pharmaceuticals, Inc.(a)	5,803,231

	Capital Markets — 12.9%
86,600	Bank of New York Mellon Corp. (The)	4,436,518
119,500	Charles Schwab Corp. (The)	8,700,795
20,000	Goldman Sachs Group, Inc. (The)	7,590,600
23,400	Intercontinental Exchange, Inc.	2,777,580
59,700	KKR & Co., Inc.	3,536,628
9,085	Moody’s Corp.	3,292,131
8,555	S&P Global, Inc.	3,511,400
71,500	State Street Corp.	5,883,020

		39,728,672

	Consumer Finance — 9.5%
231,200	Ally Financial, Inc.	11,523,008
36,244	American Express Co.	5,988,596
75,405	Capital One Financial Corp.	11,664,399

		29,176,003

	Electronic Equipment, Instruments & Components — 1.6%
37,100	TE Connectivity Ltd.	5,016,291

	Entertainment — 2.4%
13,750	Netflix, Inc.(a)	7,262,887

	Health Care Providers & Services — 5.5%
55,685	CVS Health Corp.	4,646,357
30,407	HCA Healthcare, Inc.	6,286,343
13,535	Humana, Inc.	5,992,215

		16,924,915

	Hotels, Restaurants & Leisure — 3.9%
2,925	Booking Holdings, Inc.(a)	6,400,163
46,545	Hilton Worldwide Holdings, Inc.(a)	5,614,258

		12,014,421

	Industrial Conglomerates — 1.9%
434,600	General Electric Co.	5,849,716

	Insurance — 3.4%
130,895	American International Group, Inc.	6,230,602
38,620	Reinsurance Group of America, Inc.	4,402,680

		10,633,282

	Interactive Media & Services — 7.1%
4,875	Alphabet, Inc., Class A(a)	11,903,726
29,170	Facebook, Inc., Class A(a)	10,142,701

		22,046,427

	Internet & Direct Marketing Retail — 3.1%
104,611	eBay, Inc.	7,344,738
	Internet & Direct Marketing Retail — continued
180,630	Qurate Retail, Inc., Class A	2,364,447

		9,709,185

	IT Services — 9.6%
20,820	Automatic Data Processing, Inc.	4,135,269
165,400	DXC Technology Co.(a)	6,440,676
56,600	Fiserv, Inc.(a)	6,049,974
30,165	Gartner, Inc.(a)	7,305,963
5,270	MasterCard, Inc., Class A	1,924,024
15,905	Visa, Inc., Class A	3,718,907

		29,574,813

	Machinery — 1.1%
14,105	Cummins, Inc.	3,438,940

	Media — 4.8%
9,715	Charter Communications, Inc., Class A(a)	7,008,887
139,600	Comcast Corp., Class A	7,959,992

		14,968,879

	Oil, Gas & Consumable Fuels — 7.6%
248,898	APA Corp.	5,383,664
75,031	ConocoPhillips	4,569,388
47,030	Diamondback Energy, Inc.	4,415,647
110,324	EOG Resources, Inc.	9,205,434

		23,574,133

	Real Estate Management & Development — 1.0%
36,200	CBRE Group, Inc., Class A(a)	3,103,426

	Software — 1.6%
20,583	Workday, Inc., Class A(a)	4,913,985

	Tobacco — 1.4%
90,000	Altria Group, Inc.	4,291,200

	Wireless Telecommunication Services — 1.0%
21,400	T-Mobile US, Inc.(a)	3,099,362

	Total Common Stocks (Identified Cost $194,965,919)	296,339,554

Principal Amount
Short-Term Investments — 4.2%
$13,140,396	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $13,140,396 on 7/01/2021 collateralized by $11,787,600 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $13,403,257 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $13,140,396)	13,140,396

	Total Investments — 100.2% (Identified Cost $208,106,315)	309,479,950
	Other assets less liabilities — (0.2)%	(662,586)

	Net Assets — 100.0%	$308,817,364

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Oakmark Fund – (continued)

Industry Summary at June 30, 2021 (Unaudited)

Capital Markets	12.9%
IT Services	9.6
Consumer Finance	9.5
Banks	7.7
Oil, Gas & Consumable Fuels	7.6
Interactive Media & Services	7.1
Health Care Providers & Services	5.5
Media	4.8
Hotels, Restaurants & Leisure	3.9
Beverages	3.7
Insurance	3.4
Internet & Direct Marketing Retail	3.1
Automobiles	2.4
Entertainment	2.4
Other Investments, less than 2% each	12.4
Short-Term Investments	4.2

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Oakmark International Fund

Shares	Description	Value (†)
Common Stocks — 95.6% of Net Assets
	Australia — 2.5%
3,784,550	AMP Ltd.	$3,193,197
538,400	Brambles Ltd.	4,620,523
657,768	Orica Ltd.	6,541,703

		14,355,423

	Belgium — 1.2%
94,500	Anheuser-Busch InBev S.A.	6,812,392

	Canada — 3.3%
771,767	Cenovus Energy, Inc.	7,383,960
152,800	Open Text Corp.	7,759,568
55,799	Restaurant Brands International, Inc.	3,595,687

		18,739,215

	China — 1.9%
23,000	Alibaba Group Holding Ltd., Sponsored ADR(a)	5,215,940
184,300	Alibaba Group Holding Ltd.(a)	5,225,610

		10,441,550

	Finland — 0.8%
113,100	UPM-Kymmene OYJ	4,281,727

	France — 11.1%
318,205	Accor S.A.(a)	11,902,015
311,991	BNP Paribas S.A.(b)	19,580,440
32,400	Capgemini SE	6,230,954
76,180	Danone S.A.	5,359,636
12,020	Danone S.A.	847,424
16,945	EssilorLuxottica S.A.	3,130,304
125,468	Publicis Groupe S.A.	8,029,323
235,312	Valeo S.A.	7,097,832

		62,177,928

	Germany — 24.7%
75,910	Allianz SE, (Registered)	18,943,854
345,130	Bayer AG, (Registered)	20,982,244
700	Bayer AG, (Registered)	42,626
196,200	Bayerische Motoren Werke AG	20,800,244
119,959	Continental AG(a)	17,648,509
226,114	Daimler AG, (Registered)	20,205,229
157,700	Fresenius Medical Care AG & Co. KGaA	13,104,270
69,100	Fresenius SE & Co. KGaA	3,606,320
44,400	Henkel AG & Co. KGaA	4,088,762
74,200	SAP SE	10,422,108
859,100	thyssenkrupp AG(a)	8,972,965

		138,817,131

	India — 1.4%
763,475	Axis Bank Ltd.(a)	7,705,883

	Indonesia — 0.5%
7,491,300	Bank Mandiri Persero Tbk PT	3,054,174

	Ireland — 1.2%
59,963	Ryanair Holdings PLC, Sponsored ADR(a)	6,488,596
24,200	Ryanair Holdings PLC(a)	458,774

		6,947,370

	Italy — 3.9%
7,858,800	Intesa Sanpaolo SpA	21,740,082

	Japan — 2.1%
145,200	Komatsu Ltd.	3,597,120
93,600	Toyota Motor Corp.	8,181,954

		11,779,074

	Korea — 1.4%
19,850	NAVER Corp.	7,365,708
	Korea — continued
4,100	Samsung Electronics Co. Ltd.	293,503

		7,659,211

	Mexico — 1.6%
621,800	Grupo Televisa SAB, Sponsored ADR	8,879,304

	Netherlands — 1.8%
127,844	EXOR NV	10,259,915

	South Africa — 2.6%
69,335	Naspers Ltd., N Shares	14,619,068

	Spain — 1.3%
102,630	Amadeus IT Group S.A.(a)	7,235,067

	Sweden — 3.6%
356,955	H & M Hennes & Mauritz AB, B Shares(a)	8,477,473
239,200	SKF AB, B Shares	6,096,771
231,300	Volvo AB, B Shares	5,574,197

		20,148,441

	Switzerland — 12.2%
37,800	Cie Financiere Richemont S.A., (Registered)	4,582,440
1,683,434	Credit Suisse Group AG, (Registered)(b)	17,622,061
4,385,780	Glencore PLC(b)	18,824,159
123,921	Holcim Ltd., (Registered)	7,448,653
96,000	Novartis AG, (Registered)	8,757,748
20,000	Roche Holding AG	7,536,757
11,699	Swatch Group AG (The)	4,017,608

		68,789,426

	United Kingdom — 16.5%
60,000	Bunzl PLC	1,984,875
971,300	CNH Industrial NV	16,111,606
219,000	Compass Group PLC(a)	4,613,872
408,832	Liberty Global PLC, Class A(a)	11,103,877
35,630,700	Lloyds Banking Group PLC	23,047,931
3,170,400	NatWest Group PLC	8,922,383
371,200	Prudential PLC	7,062,365
2,103,500	Rolls-Royce Holdings PLC(a)	2,879,725
140,189	Schroders PLC	6,817,919
140,900	Smiths Group PLC	3,103,158
534,200	WPP PLC	7,221,239

		92,868,950

	Total Common Stocks (Identified Cost $460,808,236)	537,311,331

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 0.3%
Convertible Bonds — 0.3%
	Switzerland — 0.3%
800,000	Credit Suisse Group Guernsey VII Ltd., Series AR, 3.000%, 11/12/2021, 144A, (CHF)	967,090
610,000	Credit Suisse Group Guernsey VII Ltd., Series BR, 3.000%, 11/12/2021, 144A, (CHF)	738,461

	Total Bonds and Notes (Identified Cost $1,547,687)	1,705,551

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis Oakmark International Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — 3.6%
20,278,547	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $20,278,547 on 7/01/2021 collateralized by $1,723,500 U.S. Treasury Bond, 4.375% due 2/15/2038 valued at $2,364,966; $16,111,000 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $18,319,241 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $20,278,547)	$20,278,547

	Total Investments — 99.5% (Identified Cost $482,634,470)	559,295,429
	Other assets less liabilities — 0.5%	2,836,986

	Net Assets — 100.0%	$562,132,415

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $1,705,551 or 0.3% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
CHF	Swiss Franc

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
State Street Bank and Trust Company	12/15/2021	CHF	$5,999,000	$6,703,834	$6,513,908	$189,926

Industry Summary at June 30, 2021 (Unaudited)

Banks	15.0%
Automobiles	8.8
Pharmaceuticals	6.6
Machinery	5.6
Metals & Mining	5.0
Insurance	4.7
Internet & Direct Marketing Retail	4.5
Auto Components	4.4
Capital Markets	4.3
Media	4.3
Hotels, Restaurants & Leisure	3.5
Software	3.3
Health Care Providers & Services	3.0
IT Services	2.4
Diversified Financial Services	2.4
Textiles, Apparel & Luxury Goods	2.1
Diversified Telecommunication Services	2.0
Other Investments, less than 2% each	14.0
Short-Term Investments	3.6

Total Investments	99.5
Other assets less liabilities (including forward foreign currency contracts)	0.5

Net Assets	100.0%

Currency Exposure Summary at June 30, 2021 (Unaudited)

Euro	47.8%
British Pound	15.0
United States Dollar	9.8
Swiss Franc	9.1
Swedish Krona	3.6
Canadian Dollar	2.7
South African Rand	2.6
Australian Dollar	2.5
Japanese Yen	2.1
Other, less than 2% each	4.3

Total Investments	99.5
Other assets less liabilities (including forward foreign currency contracts)	0.5

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis U.S. Equity Opportunities Fund

Shares	Description	Value (†)
Common Stocks — 99.1% of Net Assets
	Aerospace & Defense — 2.1%
90,956	Boeing Co. (The)(a)	$21,789,419

	Air Freight & Logistics — 1.0%
86,218	Expeditors International of Washington, Inc.	10,915,199

	Automobiles — 1.9%
340,600	General Motors Co.(a)	20,153,302

	Banks — 6.2%
692,160	Bank of America Corp.	28,537,757
340,605	Citigroup, Inc.	24,097,803
290,900	Wells Fargo & Co.	13,174,861

		65,810,421

	Beverages — 4.3%
66,391	Constellation Brands, Inc., Class A	15,528,191
285,400	Keurig Dr Pepper, Inc.	10,057,496
221,045	Monster Beverage Corp.(a)	20,192,461

		45,778,148

	Biotechnology — 5.0%
72,279	Alnylam Pharmaceuticals, Inc.(a)	12,252,736
55,058	BioMarin Pharmaceutical, Inc.(a)	4,594,040
64,687	CRISPR Therapeutics AG(a)	10,472,178
46,572	Regeneron Pharmaceuticals, Inc.(a)	26,012,325

		53,331,279

	Capital Markets — 7.7%
372,045	Charles Schwab Corp. (The)	27,088,596
19,233	FactSet Research Systems, Inc.	6,454,787
40,200	Moody’s Corp.	14,567,274
16,272	MSCI, Inc.	8,674,278
119,518	SEI Investments Co.	7,406,531
204,600	State Street Corp.	16,834,488

		81,025,954

	Communications Equipment — 0.7%
138,009	Cisco Systems, Inc.	7,314,477

	Consumer Finance — 4.5%
87,100	American Express Co.	14,391,533
213,285	Capital One Financial Corp.	32,993,057

		47,384,590

	Electronic Equipment, Instruments & Components — 1.1%
89,400	TE Connectivity Ltd.	12,087,774

	Energy Equipment & Services — 0.8%
264,618	Schlumberger NV	8,470,422

	Entertainment — 3.2%
31,815	Netflix, Inc.(a)	16,805,001
99,106	Walt Disney Co. (The)(a)	17,419,862

		34,224,863

	Health Care Equipment & Supplies — 0.5%
6,127	Intuitive Surgical, Inc.(a)	5,634,634

	Health Care Providers & Services — 3.8%
144,100	CVS Health Corp.	12,023,704
73,100	HCA Healthcare, Inc.	15,112,694
29,220	Humana, Inc.	12,936,278

		40,072,676

	Health Care Technology — 0.5%
61,806	Cerner Corp.	4,830,757

	Hotels, Restaurants & Leisure — 5.4%
8,665	Booking Holdings, Inc.(a)	18,959,800
105,400	Hilton Worldwide Holdings, Inc.(a)	12,713,348
117,751	Starbucks Corp.	13,165,739
	Hotels, Restaurants & Leisure — continued
117,078	Yum China Holdings, Inc.	7,756,418
42,181	Yum! Brands, Inc.	4,852,080

		57,447,385

	Household Products — 0.4%
58,003	Colgate-Palmolive Co.	4,718,544

	Industrial Conglomerates — 1.6%
1,236,750	General Electric Co.	16,646,655

	Insurance — 2.8%
403,355	American International Group, Inc.	19,199,698
92,600	Reinsurance Group of America, Inc.	10,556,400

		29,756,098

	Interactive Media & Services — 10.8%
18,653	Alphabet, Inc., Class A(a)	45,546,709
5,967	Alphabet, Inc., Class C(a)	14,955,212
155,602	Facebook, Inc., Class A(a)	54,104,371

		114,606,292

	Internet & Direct Marketing Retail — 5.4%
92,379	Alibaba Group Holding Ltd., Sponsored ADR(a)	20,949,710
10,500	Amazon.com, Inc.(a)	36,121,680

		57,071,390

	IT Services — 4.6%
17,585	Automatic Data Processing, Inc.	3,492,733
384,300	DXC Technology Co.(a)	14,964,642
93,000	Fiserv, Inc.(a)	9,940,770
87,745	Visa, Inc., Class A	20,516,536

		48,914,681

	Life Sciences Tools & Services — 1.3%
29,097	Illumina, Inc.(a)	13,768,991

	Machinery — 1.2%
35,511	Deere & Co.	12,525,085

	Media — 3.1%
19,350	Charter Communications, Inc., Class A(a)	13,960,057
326,080	Comcast Corp., Class A	18,593,082

		32,553,139

	Oil, Gas & Consumable Fuels — 3.3%
690,541	APA Corp.	14,936,402
238,738	EOG Resources, Inc.	19,920,298

		34,856,700

	Pharmaceuticals — 2.8%
151,883	Novartis AG, Sponsored ADR	13,857,805
49,958	Novo Nordisk A/S, Sponsored ADR	4,184,982
255,994	Roche Holding AG, Sponsored ADR	12,029,158

		30,071,945

	Semiconductors & Semiconductor Equipment — 4.2%
42,407	NVIDIA Corp.	33,929,841
74,791	QUALCOMM, Inc.	10,689,877

		44,619,718

	Software — 8.0%
81,150	Autodesk, Inc.(a)	23,687,685
51,477	Microsoft Corp.	13,945,119
260,013	Oracle Corp.	20,239,412
55,993	salesforce.com, Inc.(a)	13,677,410
54,257	Workday, Inc., Class A(a)	12,953,316

		84,502,942

	Textiles, Apparel & Luxury Goods — 0.9%
437,498	Under Armour, Inc., Class A(a)	9,253,083

	Total Common Stocks (Identified Cost $612,778,268)	1,050,136,563

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Natixis U.S. Equity Opportunities Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.1%
$11,145,029	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $11,145,029 on 7/01/2021 collateralized by $2,311,100 U.S. Treasury Bond, 4.250% due 5/15/2039 valued at $3,151,222; $7,226,300 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $8,216,767 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $11,145,029)	$11,145,029

	Total Investments — 100.2% (Identified Cost $623,923,297)	1,061,281,592
	Other assets less liabilities — (0.2)%	(1,777,110)

	Net Assets — 100.0%	$1,059,504,482

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Industry Summary at June 30, 2021 (Unaudited)

Interactive Media & Services	10.8%
Software	8.0
Capital Markets	7.7
Banks	6.2
Hotels, Restaurants & Leisure	5.4
Internet & Direct Marketing Retail	5.4
Biotechnology	5.0
IT Services	4.6
Consumer Finance	4.5
Beverages	4.3
Semiconductors & Semiconductor Equipment	4.2
Health Care Providers & Services	3.8
Oil, Gas & Consumable Fuels	3.3
Entertainment	3.2
Media	3.1
Pharmaceuticals	2.8
Insurance	2.8
Aerospace & Defense	2.1
Other Investments, less than 2% each	11.9
Short-Term Investments	1.1

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Vaughan Nelson Mid Cap Fund

Shares	Description	Value (†)
Common Stocks — 97.7% of Net Assets
	Banks — 5.2%
123,275	Bank of N.T. Butterfield & Son Ltd. (The)	$4,370,098
416,866	Huntington Bancshares, Inc.	5,948,678
150,930	PacWest Bancorp	6,212,279

		16,531,055

	Beverages — 1.0%
13,130	Constellation Brands, Inc., Class A	3,070,976

	Building Products — 0.7%
16,820	Allegion PLC	2,343,026

	Capital Markets — 5.6%
53,365	Ares Management Corp., Class A	3,393,480
237,265	Brightsphere Investment Group, Inc.	5,559,119
19,520	Nasdaq, Inc.	3,431,616
41,300	Raymond James Financial, Inc.	5,364,870

		17,749,085

	Chemicals — 4.1%
151,840	Axalta Coating Systems Ltd.(a)	4,629,601
57,610	FMC Corp.	6,233,402
20,510	LyondellBasell Industries NV, Class A	2,109,864

		12,972,867

	Communications Equipment — 3.0%
43,840	Motorola Solutions, Inc.	9,506,704

	Construction & Engineering — 1.9%
218,615	WillScot Mobile Mini Holdings Corp.(a)	6,092,800

	Consumer Finance — 2.1%
135,970	Synchrony Financial	6,597,264

	Containers & Packaging — 3.1%
17,930	Avery Dennison Corp.	3,769,603
58,320	Crown Holdings, Inc.	5,960,887

		9,730,490

	Diversified Consumer Services — 1.5%
52,370	Grand Canyon Education, Inc.(a)	4,711,729

	Electric Utilities — 1.4%
28,210	Alliant Energy Corp.	1,572,990
49,950	Evergy, Inc.	3,018,478

		4,591,468

	Electrical Equipment — 6.0%
43,045	AMETEK, Inc.	5,746,507
37,095	Hubbell, Inc.	6,930,830
201,315	nVent Electric PLC	6,289,081

		18,966,418

	Electronic Equipment, Instruments & Components — 1.5%
8,925	CDW Corp.	1,558,751
21,385	Keysight Technologies, Inc.(a)	3,302,058

		4,860,809

	Food & Staples Retailing — 0.7%
48,640	Performance Food Group Co.(a)	2,358,554

	Health Care Equipment & Supplies — 2.3%
7,575	Cooper Cos., Inc. (The)	3,001,745
65,505	Hologic, Inc.(a)	4,370,494

		7,372,239

	Health Care Providers & Services — 1.6%
409,500	Aveanna Healthcare Holdings, Inc.(a)	5,065,515

	Hotels, Restaurants & Leisure — 2.4%
206,355	Aramark	7,686,724

	Independent Power & Renewable Electricity Producers — 1.7%
298,050	Vistra Corp.	5,528,828

	Insurance — 5.1%
17,335	Allstate Corp. (The)	2,261,177
19,835	Arthur J. Gallagher & Co.	2,778,487
93,505	Athene Holding Ltd., Class A(a)	6,311,588
41,855	Reinsurance Group of America, Inc.	4,771,470

		16,122,722

	IT Services — 5.2%
90,660	Alliance Data Systems Corp.	9,445,865
12,220	Global Payments, Inc.	2,291,739
53,760	MAXIMUS, Inc.	4,729,267

		16,466,871

	Life Sciences Tools & Services — 6.0%
16,660	Agilent Technologies, Inc.	2,462,515
135,850	Avantor, Inc.(a)	4,824,033
17,147	IQVIA Holdings, Inc.(a)	4,155,061
317,640	Sotera Health Co.(a)	7,696,417

		19,138,026

	Machinery — 7.7%
70,265	Crane Co.	6,490,378
55,385	Oshkosh Corp.	6,903,187
56,100	Otis Worldwide Corp.	4,587,297
81,375	Timken Co. (The)	6,558,011

		24,538,873

	Media — 2.5%
53,165	Nexstar Media Group, Inc., Class A	7,862,040

	Metals & Mining — 3.1%
515,280	Constellium SE(a)	9,764,556

	Multi-Utilities — 0.9%
23,210	Ameren Corp.	1,857,729
19,040	CMS Energy Corp.	1,124,883

		2,982,612

	Oil, Gas & Consumable Fuels — 5.5%
98,870	Diamondback Energy, Inc.	9,282,904
49,315	Pioneer Natural Resources Co.	8,014,674

		17,297,578

	Pharmaceuticals — 4.1%
376,410	Elanco Animal Health, Inc.(a)	13,057,663

	Professional Services — 2.0%
25,075	CACI International, Inc., Class A(a)	6,397,134

	REITs – Diversified — 0.8%
242,025	New Residential Investment Corp.	2,563,045

	Semiconductors & Semiconductor Equipment — 2.0%
14,795	Analog Devices, Inc.	2,547,107
10,670	CMC Materials, Inc.	1,608,396
16,740	Entegris, Inc.	2,058,518

		6,214,021

	Software — 2.0%
384,705	SolarWinds Corp.(a)	6,497,667

	Specialty Retail — 1.7%
193,065	Leslie’s, Inc.(a)	5,307,357

	Textiles, Apparel & Luxury Goods — 3.3%
207,070	Skechers U.S.A., Inc., Class A(a)	10,318,298

	Total Common Stocks (Identified Cost $240,222,270)	310,265,014

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Vaughan Nelson Mid Cap Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 2.1%
$6,696,592	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $6,696,592 on 7/01/2021 collateralized by $6,007,200 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $6,830,572 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,696,592)	$6,696,592

	Total Investments — 99.8% (Identified Cost $246,918,862)	316,961,606
	Other assets less liabilities — 0.2%	492,764

	Net Assets — 100.0%	$317,454,370

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2021 (Unaudited)

Machinery	7.7%
Life Sciences Tools & Services	6.0
Electrical Equipment	6.0
Capital Markets	5.6
Oil, Gas & Consumable Fuels	5.5
Banks	5.2
IT Services	5.2
Insurance	5.1
Pharmaceuticals	4.1
Chemicals	4.1
Textiles, Apparel & Luxury Goods	3.3
Metals & Mining	3.1
Containers & Packaging	3.1
Communications Equipment	3.0
Media	2.5
Hotels, Restaurants & Leisure	2.4
Health Care Equipment & Supplies	2.3
Consumer Finance	2.1
Software	2.0
Professional Services	2.0
Semiconductors & Semiconductor Equipment	2.0
Other Investments, less than 2% each	15.4
Short-Term Investments	2.1

Total Investments	99.8
Other assets less liabilities	0.2

Net Assets	100.0%

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks — 98.7% of Net Assets
	Airlines — 0.8%
36,075	Spirit Airlines, Inc.(a)	$1,098,123

	Banks — 5.9%
75,880	BancorpSouth Bank	2,149,680
48,615	BankUnited, Inc.	2,075,374
115,120	Old National Bancorp	2,027,263
52,185	PacWest Bancorp	2,147,935

		8,400,252

	Biotechnology — 0.6%
14,633	Emergent BioSolutions, Inc.(a)	921,733

	Building Products — 1.6%
17,160	Builders FirstSource, Inc.(a)	732,046
21,210	Gibraltar Industries, Inc.(a)	1,618,535

		2,350,581

	Capital Markets — 3.9%
22,970	LPL Financial Holdings, Inc.	3,100,491
44,705	Moelis & Co., Class A	2,543,267

		5,643,758

	Chemicals — 8.7%
58,505	Axalta Coating Systems Ltd.(a)	1,783,818
94,690	Chemours Co. (The)	3,295,212
210,730	Element Solutions, Inc.	4,926,867
22,950	FMC Corp.	2,483,190

		12,489,087

	Commercial Services & Supplies — 2.5%
36,365	Ritchie Bros. Auctioneers, Inc.	2,155,717
5,840	UniFirst Corp.	1,370,298

		3,526,015

	Electronic Equipment, Instruments & Components — 9.2%
40,985	Fabrinet(a)	3,929,232
29,580	II-VI, Inc.(a)	2,147,212
50,970	Insight Enterprises, Inc.(a)	5,097,510
35,475	Jabil, Inc.	2,061,807

		13,235,761

	Energy Equipment & Services — 1.4%
24,280	ChampionX Corp.(a)	622,782
154,360	TechnipFMC PLC(a)	1,396,958

		2,019,740

	Food & Staples Retailing — 1.7%
49,895	Performance Food Group Co.(a)	2,419,409

	Food Products — 1.3%
68,260	Nomad Foods Ltd.(a)	1,929,710

	Gas Utilities — 2.2%
24,415	Southwest Gas Holdings, Inc.	1,616,029
21,950	Spire, Inc.	1,586,326

		3,202,355

	Health Care Equipment & Supplies — 0.8%
16,530	Hologic, Inc.(a)	1,102,882

	Health Care Providers & Services — 1.0%
5,700	Molina Healthcare, Inc.(a)	1,442,442

	Hotels, Restaurants & Leisure — 5.5%
79,345	Everi Holdings, Inc.(a)	1,978,864
118,414	International Game Technology PLC(a)	2,837,199
38,695	Scientific Games Corp., Class A(a)	2,996,541

		7,812,604

	Household Durables — 0.8%
9,385	Installed Building Products, Inc.	1,148,349

	Insurance — 4.3%
29,860	Brown & Brown, Inc.	1,586,760
25,385	First American Financial Corp.	1,582,755
24,590	Selective Insurance Group, Inc.	1,995,479
65,240	Trean Insurance Group, Inc.(a)	983,819

		6,148,813

	IT Services — 4.9%
58,995	DXC Technology Co.(a)	2,297,265
26,475	ExlService Holdings, Inc.(a)	2,813,234
92,930	Switch, Inc., Class A	1,961,752

		7,072,251

	Life Sciences Tools & Services — 4.3%
70,925	Avantor, Inc.(a)	2,518,547
39,990	Syneos Health, Inc.(a)	3,578,705

		6,097,252

	Machinery — 5.6%
13,925	Alamo Group, Inc.	2,126,069
74,920	Federal Signal Corp.	3,014,032
35,330	SPX Corp.(a)	2,157,956
24,220	Trinity Industries, Inc.	651,276

		7,949,333

	Media — 3.3%
75,715	Sinclair Broadcast Group, Inc., Class A	2,515,252
121,380	TEGNA, Inc.	2,277,089

		4,792,341

	Metals & Mining — 0.7%
27,755	Arconic Corp.(a)	988,633

	Oil, Gas & Consumable Fuels — 3.6%
91,475	Comstock Resources, Inc.(a)	610,138
84,840	Ovintiv, Inc.	2,669,915
19,475	PDC Energy, Inc.	891,760
181,060	Southwestern Energy Co.(a)	1,026,610

		5,198,423

	Personal Products — 1.6%
241,650	Coty, Inc., Class A(a)	2,257,011

	Professional Services — 5.0%
30,520	ASGN, Inc.(a)	2,958,303
9,385	CACI International, Inc., Class A(a)	2,394,301
13,175	FTI Consulting, Inc.(a)	1,799,837

		7,152,441

	REITs – Hotels — 2.5%
283,830	Sunstone Hotel Investors, Inc.(a)	3,525,169

	Road & Rail — 1.1%
7,750	Saia, Inc.(a)	1,623,547

	Semiconductors & Semiconductor Equipment — 5.6%
14,545	CMC Materials, Inc.	2,192,513
14,030	MKS Instruments, Inc.	2,496,638
111,755	Tower Semiconductor Ltd.(a)	3,288,950

		7,978,101

	Specialty Retail — 1.3%
11,900	Group 1 Automotive, Inc.	1,837,717

	Textiles, Apparel & Luxury Goods — 2.6%
65,945	Capri Holdings Ltd.(a)	3,771,395

	Trading Companies & Distributors — 4.4%
18,070	GATX Corp.	1,598,653
42,595	Rush Enterprises, Inc., Class A	1,841,808

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Vaughan Nelson Small Cap Value Fund – (continued)

Shares	Description	Value (†)
	Trading Companies & Distributors — continued
115,640	Univar Solutions, Inc.(a)	$2,819,303

		6,259,764

	Total Common Stocks (Identified Cost $117,451,048)	141,394,992

Principal Amount
Short-Term Investments — 2.8%
$4,001,172	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $4,001,172 on 7/01/2021 collateralized by $3,589,300 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $4,081,264 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,001,172)	4,001,172

	Total Investments — 101.5% (Identified Cost $121,452,220)	145,396,164
	Other assets less liabilities — (1.5)%	(2,149,392)

	Net Assets — 100.0%	$143,246,772

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
REITs	Real Estate Investment Trusts

Industry Summary at June 30, 2021 (Unaudited)

Electronic Equipment, Instruments & Components	9.2%
Chemicals	8.7
Banks	5.9
Semiconductors & Semiconductor Equipment	5.6
Machinery	5.6
Hotels, Restaurants & Leisure	5.5
Professional Services	5.0
IT Services	4.9
Trading Companies & Distributors	4.4
Insurance	4.3
Life Sciences Tools & Services	4.3
Capital Markets	3.9
Oil, Gas & Consumable Fuels	3.6
Media	3.3
Textiles, Apparel & Luxury Goods	2.6
Commercial Services & Supplies	2.5
REITs – Hotels	2.5
Gas Utilities	2.2
Other Investments, less than 2% each	14.7
Short-Term Investments	2.8

Total Investments	101.5
Other assets less liabilities	(1.5)

Net Assets	100.0%

See accompanying notes to financial statements.

|  26

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	International Growth Fund		Natixis Oakmark Fund		Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
ASSETS
Investments at cost	$24,613,950		$208,106,315		$482,634,470	$623,923,297
Net unrealized appreciation	619,772		101,373,635		76,660,959	437,358,295

Investments at value	25,233,722		309,479,950		559,295,429	1,061,281,592
Cash	622,725		—		—	—
Foreign currency at value (identified cost $48,895, $0, $191,800 and $0, respectively)	48,913		—		190,793	—
Receivable for Fund shares sold	272		233,256		478,840	231,513
Receivable for securities sold	—		—		494,014	—
Dividends receivable	17,162		159,553		712,998	295,371
Unrealized appreciation on forward foreign currency contracts (Note 2)	—		—		189,926	—
Tax reclaims receivable	25,984		36,194		2,969,932	480,095
Prepaid expenses (Note 9)	4		43		77	150

TOTAL ASSETS	25,948,782		309,908,996		564,332,009	1,062,288,721

LIABILITIES
Payable for securities purchased	—		—		1,068,553	—
Payable for Fund shares redeemed	—		115,816		144,125	1,398,870
Foreign taxes payable (Note 2)	—		—		419,885	—
Management fees payable (Note 6)	5,142		172,629		289,235	653,891
Deferred Trustees’ fees (Note 6)	1,740		725,605		136,012	570,770
Administrative fees payable (Note 6)	920		10,807		20,172	37,095
Payable to distributor (Note 6d)	—		987		9,752	4,110
Audit and tax services fees payable	22,498		22,113		23,749	22,316
Other accounts payable and accrued expenses	12,654		43,675		88,111	97,187

TOTAL LIABILITIES	42,954		1,091,632		2,199,594	2,784,239

NET ASSETS	$25,905,828		$308,817,364		$562,132,415	$1,059,504,482

NET ASSETS CONSIST OF:
Paid-in capital	$24,876,315		$197,084,487		$612,525,946	$580,446,312
Accumulated earnings (loss)	1,029,513		111,732,877		(50,393,531)	479,058,170

NET ASSETS	$25,905,828		$308,817,364		$562,132,415	$1,059,504,482

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A Shares:
Net assets	$100,514		$211,845,136		$151,985,530	$732,758,328

Shares of beneficial interest	9,441		7,280,498		9,460,100	16,414,865

Net asset value and redemption price per share	$10.65		$29.10		$16.07	$44.64

Offering price per share (100/94.25 of net asset value) (Note 1)	$11.30		$30.88		$17.05	$47.36

Class C Shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$42,134		$41,303,079		$85,990,217	$62,185,813

Shares of beneficial interest	3,973		1,725,260		5,486,986	2,568,539

Net asset value and offering price per share	$10.60	*	$23.94		$15.67	$24.21

Class N shares:
Net assets	$25,541,268		$10,143		$309,279	$204,616

Shares of beneficial interest	2,395,482		326		19,301	3,709

Net asset value, offering and redemption price per share	$10.66		$31.09	*	$16.02	$55.17

Class Y shares:
Net assets	$221,912		$55,659,006		$323,847,389	$264,355,725

Shares of beneficial interest	20,817		1,795,232		20,233,271	4,803,046

Net asset value, offering and redemption price per share	$10.66		$31.00		$16.01	$55.04

*	Net asset value calculations have been determined utilizing fractional share and penny amounts.

See accompanying notes to financial statements.

27  |

Statements of Assets and Liabilities (continued)

June 30, 2021 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
ASSETS
Investments at cost	$246,918,862	$121,452,220
Net unrealized appreciation	70,042,744	23,943,944

Investments at value	316,961,606	145,396,164
Cash	6,097	—
Receivable for Fund shares sold	109,318	18,480
Receivable for securities sold	1,618,621	2,593,156
Dividends receivable	184,761	52,723
Prepaid expenses (Note 9)	45	21

TOTAL ASSETS	318,880,448	148,060,544

LIABILITIES
Payable for securities purchased	857,302	4,300,139
Payable for Fund shares redeemed	88,138	111,971
Management fees payable (Note 6)	195,932	95,725
Deferred Trustees’ fees (Note 6)	210,917	249,670
Administrative fees payable (Note 6)	11,186	5,080
Payable to distributor (Note 6d)	2,817	715
Audit and tax services fees payable	22,862	22,120
Other accounts payable and accrued expenses	36,924	28,352

TOTAL LIABILITIES	1,426,078	4,813,772

NET ASSETS	$317,454,370	$143,246,772

NET ASSETS CONSIST OF:
Paid-in capital	$222,883,508	$101,495,197
Accumulated earnings	94,570,862	41,751,575

NET ASSETS	$317,454,370	$143,246,772

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$35,955,995	$78,011,860

Shares of beneficial interest	1,424,181	3,883,286

Net asset value and redemption price per share	$25.25	$20.09

Offering price per share (100/94.25 of net asset value) (Note 1)	$26.79	$21.32

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$13,612,350	$937,261

Shares of beneficial interest	585,666	93,680

Net asset value and offering price per share	$23.24	$10.00

Class N shares:
Net assets	$22,408,024	$1,244,702

Shares of beneficial interest	874,974	58,939

Net asset value, offering and redemption price per share	$25.61	$21.12

Class Y shares:
Net assets	$245,478,001	$63,052,949

Shares of beneficial interest	9,572,591	2,988,229

Net asset value, offering and redemption price per share	$25.64	$21.10

See accompanying notes to financial statements.

|  28

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	Natixis U.S. Equity Opportunities Fund
INVESTMENT INCOME
Dividends	$214,908	$1,618,273	$8,223,027	$4,702,493
Interest	—	—	18,155	—
Less net foreign taxes withheld	(23,097)	—	(965,881)	(129,546)

	191,811	1,618,273	7,275,301	4,572,947

Expenses
Management fees (Note 6)	88,924	956,455	2,073,305	3,742,472
Service and distribution fees (Note 6)	178	435,864	646,495	1,173,387
Administrative fees (Note 6)	5,068	59,661	113,969	214,400
Trustees’ fees and expenses (Note 6)	7,579	79,166	28,547	77,762
Transfer agent fees and expenses (Notes 6 and 8)	2,494	105,744	427,753	323,660
Audit and tax services fees	20,974	20,385	28,726	21,282
Custodian fees and expenses (Note 7)	8,515	4,047	103,971	28,682
Legal fees (Note 9)	480	4,799	9,678	18,286
Registration fees	33,328	60,408	58,634	71,274
Shareholder reporting expenses	6,162	10,620	54,634	25,201
Miscellaneous expenses (Notes 7 and 9)	17,134	18,299	42,466	29,871

Total expenses	190,836	1,755,448	3,588,178	5,726,277
Less waiver and/or expense reimbursement (Notes 6 and 7)	(83,897)	(893)	(408,739)	(886)

Net expenses	106,939	1,754,555	3,179,439	5,725,391

Net investment income (loss)	84,872	(136,282)	4,095,862	(1,152,444)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	325,374	17,710,873	18,007,877	46,915,042
Forward foreign currency contracts (Note 2d)	—	—	146,847	—
Foreign currency transactions (Note 2c)	(44)	—	(7,417)	—
Net change in unrealized appreciation (depreciation) on:
Investments	431,237	44,640,134	43,796,573	125,388,626
Forward foreign currency contracts (Note 2d)	—	—	199,045	—
Foreign currency translations (Note 2c)	(125)	—	(117,145)	—

Net realized and unrealized gain on investments, forward foreign currency contracts and foreign currency transactions	756,442	62,351,007	62,025,780	172,303,668

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$841,314	$62,214,725	$66,121,642	$171,151,224

See accompanying notes to financial statements.

29  |

Statements of Operations (continued)

For the Six Months Ended June 30, 2021 (Unaudited)

	Vaughan Nelson Mid Cap Fund	Vaughan Nelson Small Cap Value Fund
INVESTMENT INCOME
Dividends	$1,960,709	$726,389
Non-cash dividends (Note 2b)	—	345,009 (a)
Less net foreign taxes withheld	—	(2,843)

	1,960,709	1,068,555

Expenses
Management fees (Note 6)	1,230,652	589,754
Service and distribution fees (Note 6)	112,565	95,042
Administrative fees (Note 6)	65,779	28,020
Trustees’ fees and expenses (Note 6)	31,525	33,421
Transfer agent fees and expenses (Notes 6 and 8)	139,902	66,150
Audit and tax services fees	20,824	20,386
Custodian fees and expenses (Note 7)	6,813	4,983
Legal fees (Note 9)	5,445	2,207
Registration fees	38,006	52,441
Shareholder reporting expenses	16,583	6,377
Miscellaneous expenses (Notes 7 and 9)	19,414	16,813

Total expenses	1,687,508	915,594
Less waiver and/or expense reimbursement (Notes 6 and 7)	(116,990)	(132,720)

Net expenses	1,570,518	782,874

Net investment income	390,191	285,681

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on:
Investments	29,499,125	22,883,786
Net change in unrealized appreciation (depreciation) on:
Investments	19,147,463	200,790

Net realized and unrealized gain on investments	48,646,588	23,084,576

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,036,779	$23,370,257

(a)	Represents a non-recurring stock dividend.

See accompanying notes to financial statements.

|  30

Statements of Changes in Net Assets

	International Growth Fund		Natixis Oakmark Fund
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(a)	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$84,872	$9,420	$(136,282)	$1,003,906
Net realized gain on investments and foreign currency transactions	325,330	8,123	17,710,873	14,582,175
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	431,112	188,539	44,640,134	5,121,754

Net increase in net assets resulting from operations	841,314	206,082	62,214,725	20,707,835

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(17)	(1)	(514,176)	(14,572,150)
Class C	(9)	— (b)	(124,073)	(3,470,297)
Class N	(5,372)	(12,450)	(63)	(30,687)
Class Y	(40)	(9)	(120,881)	(3,143,507)

Total distributions	(5,438)	(12,460)	(759,193)	(21,216,641)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	9,850,120	15,026,210	2,759,889	(38,326,966)

Net increase (decrease) in net assets	10,685,996	15,219,832	64,215,421	(38,835,772)
NET ASSETS
Beginning of the period	15,219,832	—	244,601,943	283,437,715

End of the period	$25,905,828	$15,219,832	$308,817,364	$244,601,943

(a)	From commencement of operations on December 15, 2020 through December 31, 2020.
(b)	Amount rounds to less than $1.00.

See accompanying notes to financial statements.

31  |

Statements of Changes in Net Assets (continued)

	Natixis Oakmark International Fund		Natixis U.S. Equity Opportunities Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income (loss)	$4,095,862	$245,748	$(1,152,444)	$(1,093,083)
Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency transactions	18,147,307	(97,769,005)	46,915,042	130,277,857
Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and foreign currency translations	43,878,473	79,782,696	125,388,626	34,019,289

Net increase (decrease) in net assets resulting from operations	66,121,642	(17,740,561)	171,151,224	163,204,063

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(96,380)	(310,049)	(25,275,072)	(78,012,779)
Class C	(63,664)	—	(4,233,578)	(13,186,942)
Class N	(196)	(1,852)	(5,649)	(21,295)
Class Y	(193,190)	(1,281,600)	(7,527,569)	(24,792,696)

Total distributions	(353,430)	(1,593,501)	(37,041,868)	(116,013,712)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(7,795,151)	(74,342,754)	(30,959,020)	(70,200,600)

Net increase (decrease) in net assets	57,973,061	(93,676,816)	103,150,336	(23,010,249)
NET ASSETS
Beginning of the period	504,159,354	597,836,170	956,354,146	979,364,395

End of the period	$562,132,415	$504,159,354	$1,059,504,482	$956,354,146

See accompanying notes to financial statements.

|  32

Statements of Changes in Net Assets (continued)

	Vaughan Nelson Mid Cap Fund		Vaughan Nelson Small Cap Value Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$390,191	$1,455,275	$285,681	$101,981
Net realized gain (loss) on investments	29,499,125	27,799,575	22,883,786	(3,132,416)
Net change in unrealized appreciation (depreciation) on investments	19,147,463	(16,338,813)	200,790	10,854,499

Net increase in net assets resulting from operations	49,036,779	12,916,037	23,370,257	7,824,064

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(390,349)	(3,468,834)	—	(376,748)
Class C	(183,494)	(1,857,110)	—	(14,118)
Class N	(241,764)	(2,038,286)	—	(179)
Class Y	(2,914,559)	(26,620,537)	—	(344,758)

Total distributions	(3,730,166)	(33,984,767)	—	(735,803)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(17,907,565)	(61,208,438)	7,983,350	(8,673,052)

Net increase (decrease) in net assets	27,399,048	(82,277,168)	31,353,607	(1,584,791)
NET ASSETS
Beginning of the period	290,055,322	372,332,490	111,893,165	113,477,956

End of the period	$317,454,370	$290,055,322	$143,246,772	$111,893,165

See accompanying notes to financial statements.

33  |

Financial Highlights

For a share outstanding throughout each period.

	International Growth Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.01
Net realized and unrealized gain (loss)	0.49		0.13

Total from Investment Operations	0.52		0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)
Net realized capital gains	(0.00	)(b)	—

Total Distributions	(0.00)		(0.01)

Net asset value, end of the period	$10.65		$10.13

Total return(c)(d)(e)	5.16%		1.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$101		$1
Net expenses(f)(g)	1.20%		1.20%
Gross expenses(g)	3.69%		13.05%
Net investment income(g)	0.60%		1.28%
Portfolio turnover rate	7%		1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  34

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)		0.00	(b)
Net realized and unrealized gain (loss)	0.49		0.13

Total from Investment Operations	0.47		0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.00	)(b)
Net realized capital gains	(0.00	)(b)	—

Total Distributions	(0.00)		(0.00)

Net asset value, end of the period	$10.60		$10.13

Total return(c)(d)(e)	4.66%		1.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$42		$1
Net expenses(f)(g)	1.95%		1.95%
Gross expenses(g)	4.44%		13.78%
Net investment income (loss)(g)	(0.41)%		0.55%
Portfolio turnover rate	7%		1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

35  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.01
Net realized and unrealized gain (loss)	0.49		0.13

Total from Investment Operations	0.53		0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)
Net realized capital gains	(0.00	)(b)	—

Total Distributions	(0.00)		(0.01)

Net asset value, end of the period	$10.66		$10.13

Total return(c)(d)	5.25%		1.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$25,541		$15,206
Net expenses(e)(f)	0.90%		0.90%
Gross expenses(f)	1.59%		6.48%
Net investment income(f)	0.72%		1.43%
Portfolio turnover rate	7%		1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  36

Financial Highlights (continued)

For a share outstanding throughout each period.

	International Growth Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*
Net asset value, beginning of the period	$10.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.01
Net realized and unrealized gain (loss)	0.49		0.13

Total from Investment Operations	0.53		0.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)
Net realized capital gains	(0.00	)(b)	—

Total Distributions	(0.00)		(0.01)

Net asset value, end of the period	$10.66		$10.13

Total return(c)(d)	5.25%		1.38%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$222		$12
Net expenses(e)(f)	0.95%		0.95%
Gross expenses(f)	3.44%		12.58%
Net investment income(f)	0.85%		1.63%
Portfolio turnover rate	7%		1%

*	From commencement of operations on December 15, 2020 through December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

37  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$23.20		$22.45		$19.44		$24.72	$21.37	$18.79

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.00	)(b)	0.11	(c)	0.18	(d)	0.10	0.11	0.16
Net realized and unrealized gain (loss)	5.97		2.78		4.93		(3.28)	4.28	3.20

Total from Investment Operations	5.97		2.89		5.11		(3.18)	4.39	3.36

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.12)		(0.21)		(0.08)	(0.10)	(0.16)
Net realized capital gains	(0.07)		(2.02)		(1.89)		(2.02)	(0.94)	(0.62)

Total Distributions	(0.07)		(2.14)		(2.10)		(2.10)	(1.04)	(0.78)

Net asset value, end of the period	$29.10		$23.20		$22.45		$19.44	$24.72	$21.37

Total return(e)	25.76	%(f)	13.01	%(c)	26.77	%(d)	(13.01)%	20.75%	18.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$211,845		$170,702		$181,417		$164,748	$203,792	$173,036
Net expenses	1.20	%(g)	1.20	%(h)	1.17%		1.13%	1.18%	1.18%
Gross expenses	1.20	%(g)	1.20	%(h)	1.17%		1.13%	1.18%	1.18%
Net investment income (loss)	(0.03	)%(g)	0.53	%(c)	0.85	%(d)	0.41%	0.48%	0.82%
Portfolio turnover rate	16%		22%		15%		39%	16%	16%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.05, total return would have been 12.72% and the ratio of net investment income to average net assets would have been 0.27%.

(d)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.13, total return would have been 26.50% and the ratio of net investment income to average net assets would have been 0.62%.

(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes refund of prior year service fee of 0.01%.

See accompanying notes to financial statements.

|  38

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$19.17		$18.92		$16.66		$21.58	$18.83		$16.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.09)		(0.04	)(b)	0.02	(c)	(0.07)	(0.05)		0.01
Net realized and unrealized gain (loss)	4.93		2.31		4.20		(2.83)	3.74		2.80

Total from Investment Operations	4.84		2.27		4.22		(2.90)	3.69		2.81

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	—		(0.07)		—	(0.00	)(d)	(0.01)
Net realized capital gains	(0.07)		(2.02)		(1.89)		(2.02)	(0.94)		(0.62)

Total Distributions	(0.07)		(2.02)		(1.96)		(2.02)	(0.94)		(0.63)

Net asset value, end of the period	$23.94		$19.17		$18.92		$16.66	$21.58		$18.83

Total return(e)	25.28	%(f)	12.15	%(b)	25.82	%(c)	(13.63)%	19.85%		17.45%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$41,303		$35,940		$54,384		$53,606	$62,272		$55,910
Net expenses	1.95	%(g)	1.95%		1.92%		1.88%	1.93%		1.93%
Gross expenses	1.95	%(g)	1.95%		1.92%		1.88%	1.93%		1.93%
Net investment income (loss)	(0.78	)%(g)	(0.23	)%(b)	0.12	%(c)	(0.33)%	(0.27)%		0.09%
Portfolio turnover rate	16%		22%		15%		39%	16%		16%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 11.85% and the ratio of net investment loss to average net assets would have been (0.46%).

(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 25.50% and the ratio of net investment loss to average net assets would have been (0.12)%.

(d)	Amount rounds to less than $0.01 per share.
(e)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(f)	Periods less than one year are not annualized.
(g)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

39  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$24.72		$23.78		$20.49		$25.91	$23.13

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.18	(b)	0.22	(c)	0.22	0.14
Net realized and unrealized gain (loss)	6.38		2.98		5.25		(3.45)	3.44

Total from Investment Operations	6.44		3.16		5.47		(3.23)	3.58

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.20)		(0.29)		(0.17)	(0.17)
Net realized capital gains	(0.07)		(2.02)		(1.89)		(2.02)	(0.63)

Total Distributions	(0.07)		(2.22)		(2.18)		(2.19)	(0.80)

Net asset value, end of the period	$31.09		$24.72		$23.78		$20.49	$25.91

Total return(e)	26.08	%(f)	13.41	%(b)	27.16	%(c)	(12.60)%	15.46	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10		$364		$801		$10	$1
Net expenses(g)	0.86	%(h)	0.86%		0.83%		0.75%	0.75	%(h)
Gross expenses	2.13	%(h)	1.05%		1.25%		3.79%	13.79	%(h)
Net investment income	0.46	%(h)	0.85	%(b)	0.93	%(c)	0.88%	0.84	%(h)
Portfolio turnover rate	16%		22%		15%		39%	16	%(i)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.14, total return would have been 13.13% and the ratio of net investment income to average net assets would have been 0.67%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.22, total return would have been 26.90% and the ratio of net investment income to average net assets would have been 0.92%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  40

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$24.68		$23.75		$20.46		$25.90	$22.34	$19.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.17	(b)	0.27	(c)	0.17	0.17	0.21
Net realized and unrealized gain (loss)	6.36		2.95		5.17		(3.44)	4.48	3.36

Total from Investment Operations	6.39		3.12		5.44		(3.27)	4.65	3.57

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(d)	(0.17)		(0.26)		(0.15)	(0.15)	(0.21)
Net realized capital gains	(0.07)		(2.02)		(1.89)		(2.02)	(0.94)	(0.62)

Total Distributions	(0.07)		(2.19)		(2.15)		(2.17)	(1.09)	(0.83)

Net asset value, end of the period	$31.00		$24.68		$23.75		$20.46	$25.90	$22.34

Total return	25.92	%(e)	13.28	%(b)	27.06	%(c)(f)	(12.76)%	21.05%	18.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$55,659		$37,595		$46,836		$53,829	$49,955	$26,252
Net expenses	0.94	%(g)	0.95%		0.91	%(h)	0.88%	0.93%	0.92%
Gross expenses	0.94	%(g)	0.95%		0.92%		0.88%	0.93%	0.92%
Net investment income	0.20	%(g)	0.79	%(b)	1.16	%(c)	0.68%	0.71%	1.05%
Portfolio turnover rate	16%		22%		15%		39%	16%	16%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.12, total return would have been 13.00% and the ratio of net investment income to average net assets would have been 0.55%.

(c)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.20, total return would have been 26.80% and the ratio of net investment income to average net assets would have been 0.90%.

(d)	Amount rounds to less than $0.01 per share.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.

41  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$14.15		$13.63		$11.29		$15.58	$12.15	$11.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.12		(0.00	)(b)	0.37	(c)	0.25	0.18	0.17
Net realized and unrealized gain (loss)	1.81		0.55	(d)	2.38		(4.02)	3.41	0.76

Total from Investment Operations	1.93		0.55		2.75		(3.77)	3.59	0.93

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.03)		(0.41)		(0.29)	(0.16)	(0.21)
Net realized capital gains	—		—		—		(0.23)	—	(0.04)

Total Distributions	(0.01)		(0.03)		(0.41)		(0.52)	(0.16)	(0.25)

Net asset value, end of the period	$16.07		$14.15		$13.63		$11.29	$15.58	$12.15

Total return(e)	13.64	%(f)(g)	4.06	%(f)	24.35	%(c)	(24.15)%	29.56%	8.19%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$151,986		$131,630		$172,906		$257,551	$603,988	$533,112
Net expenses	1.20	%(h)(i)	1.29	%(h)(j)	1.29%		1.31%	1.32%	1.34%
Gross expenses	1.35	%(i)	1.36%		1.29%		1.31%	1.32%	1.34%
Net investment income (loss)	1.56	%(i)	(0.03)%		2.91	%(c)	1.72%	1.28%	1.54%
Portfolio turnover rate	19%		63%		28%		50%	40%	41%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.55% and the ratio of net investment income to average net assets would have been 2.26%.

(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	A sales charge for Class A shares is not reflected in total return calculations.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Periods less than one year are not annualized.
(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2020, the expense limit decreased from 1.37% to 1.20%.

See accompanying notes to financial statements.

|  42

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$13.85		$13.41		$11.11		$15.30	$11.96	$11.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05		(0.08)		0.26	(b)	0.13	0.06	0.08
Net realized and unrealized gain (loss)	1.78		0.52	(c)	2.34		(3.92)	3.35	0.74

Total from Investment Operations	1.83		0.44		2.60		(3.79)	3.41	0.82

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		—		(0.30)		(0.17)	(0.07)	(0.11)
Net realized capital gains	—		—		—		(0.23)	—	(0.04)

Total Distributions	(0.01)		—		(0.30)		(0.40)	(0.07)	(0.15)

Net asset value, end of the period	$15.67		$13.85		$13.41		$11.11	$15.30	$11.96

Total return(d)	13.22	%(e)(f)	3.28	%(e)	23.44	%(b)	(24.74)%	28.55%	7.36%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$85,990		$96,772		$179,533		$212,618	$363,018	$255,249
Net expenses	1.95	%(g)(h)	2.05	%(g)(i)	2.04%		2.07%	2.07%	2.09%
Gross expenses	2.10	%(h)	2.11%		2.04%		2.07%	2.07%	2.09%
Net investment income (loss)	0.71	%(h)	(0.76)%		2.09	%(b)	0.94%	0.42%	0.73%
Portfolio turnover rate	19%		63%		28%		50%	40%	41%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.18, total return would have been 22.63% and the ratio of net investment income to average net assets would have been 1.43%.

(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2020, the expense limit decreased from 2.12% to 1.95%.

See accompanying notes to financial statements.

43  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$14.09		$13.56		$11.25		$15.58	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.04		0.33	(b)	0.28	0.15
Net realized and unrealized gain (loss)	1.80		0.56	(c)	2.45		(4.02)	1.66

Total from Investment Operations	1.94		0.60		2.78		(3.74)	1.81

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.07)		(0.47)		(0.36)	(0.21)
Net realized capital gains	—		—		—		(0.23)	—

Total Distributions	(0.01)		(0.07)		(0.47)		(0.59)	(0.21)

Net asset value, end of the period	$16.02		$14.09		$13.56		$11.25	$15.58

Total return(d)	13.77	%(e)	4.44%		24.75	%(b)	(23.94)%	12.96	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$309		$290		$811		$758	$1
Net expenses(f)	0.90	%(g)	0.92	%(h)	0.94%		0.99%	0.92	%(g)
Gross expenses	1.55	%(g)	1.17%		1.08%		1.02%	25.21	%(g)
Net investment income	1.82	%(g)	0.37%		2.56	%(b)	2.04%	1.54	%(g)
Portfolio turnover rate	19%		63%		28%		50%	40	%(i)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.27, total return would have been 23.94% and the ratio of net investment income to average net assets would have been 2.15%.

(c)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2020, the expense limit decreased from 1.07% to 0.90%.
(i)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  44

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis Oakmark International Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$14.08		$13.56		$11.25		$15.56	$13.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.04		0.37	(b)	0.26	0.00	(c)
Net realized and unrealized gain (loss)	1.80		0.55	(d)	2.40		(3.99)	1.79

Total from Investment Operations	1.94		0.59		2.77		(3.73)	1.79

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.07)		(0.46)		(0.35)	(0.21)
Net realized capital gains	—		—		—		(0.23)	—

Total Distributions	(0.01)		(0.07)		(0.46)		(0.58)	(0.21)

Net asset value, end of the period	$16.01		$14.08		$13.56		$11.25	$15.56

Total return	13.78	%(e)(f)	4.32	%(e)	24.64	%(b)	(23.93)%	12.79	%(f)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$323,847		$275,468		$244,586		$215,123	$172,978
Net expenses	0.95	%(g)(h)	1.03	%(g)(i)	1.04%		1.07%	1.07	%(h)
Gross expenses	1.10	%(h)	1.11%		1.04%		1.07%	1.07	%(h)
Net investment income	1.79	%(h)	0.41%		2.91	%(b)	1.85%	0.03	%(h)
Portfolio turnover rate	19%		63%		28%		50%	40	%(j)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.29, total return would have been 23.84% and the ratio of net investment income to average net assets would have been 2.29%.

(c)	Amount rounds to less than $0.01 per share.
(d)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2020, the expense limit decreased from 1.12% to 0.95%.
(j)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

45  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$39.04		$36.53	$31.00		$36.90	$30.27		$27.60

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)		(0.05)	0.15	(b)	0.08	0.06		0.12
Net realized and unrealized gain (loss)	7.22		7.66	9.34		(2.51)	7.88		3.12

Total from Investment Operations	7.17		7.61	9.49		(2.43)	7.94		3.24

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.17)		(0.05)	(0.06)		(0.12)
Net realized capital gains	(1.57)		(5.10)	(3.79)		(3.42)	(1.25)		(0.45)

Total Distributions	(1.57)		(5.10)	(3.96)		(3.47)	(1.31)		(0.57)

Net asset value, end of the period	$44.64		$39.04	$36.53		$31.00	$36.90		$30.27

Total return(c)	18.60	%(d)	22.09%	31.03	%(b)	(6.48)%	26.28%		11.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$732,758		$649,754	$616,922		$523,665	$604,330		$472,436
Net expenses	1.16	%(e)	1.17%	1.17%		1.16%	1.21	%(f)	1.23	%(g)
Gross expenses	1.16	%(e)	1.17%	1.17%		1.16%	1.21%		1.23	%(g)
Net investment income (loss)	(0.25	)%(e)	(0.14)%	0.42	%(b)	0.20%	0.16%		0.42%
Portfolio turnover rate	5%		26%	12%		23%	17%		17%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.09, total return would have been 30.87% and the ratio of net investment income to average net assets would have been 0.26%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Effective July 1, 2017, the expense limit decreased from 1.25% to 1.20%.
(g)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  46

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$21.89		$22.65	$20.42		$25.73	$21.54		$19.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)		(0.19)	(0.07	)(b)	(0.14)	(0.14)		(0.07)
Net realized and unrealized gain (loss)	4.00		4.53	6.10		(1.75)	5.58		2.22

Total from Investment Operations	3.89		4.34	6.03		(1.89)	5.44		2.15

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.01)		—	(0.00	)(c)	(0.02)
Net realized capital gains	(1.57)		(5.10)	(3.79)		(3.42)	(1.25)		(0.45)

Total Distributions	(1.57)		(5.10)	(3.80)		(3.42)	(1.25)		(0.47)

Net asset value, end of the period	$24.21		$21.89	$22.65		$20.42	$25.73		$21.54

Total return(d)	18.17	%(e)	21.15%	30.06	%(b)	(7.18)%	25.35%		11.02%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$62,186		$63,126	$77,924		$78,783	$112,615		$72,768
Net expenses	1.91	%(f)	1.92%	1.92%		1.91%	1.96	%(g)	1.98	%(h)
Gross expenses	1.91	%(f)	1.92%	1.92%		1.91%	1.96%		1.98	%(h)
Net investment loss	(0.99	)%(f)	(0.87)%	(0.31	)%(b)	(0.54)%	(0.59)%		(0.33)%
Portfolio turnover rate	5%		26%	12%		23%	17%		17%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment loss per share would have been $(0.11), total return would have been 29.85% and the ratio of net investment loss to average net assets would have been (0.48)%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 2.00% to 1.95%.
(h)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

47  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$47.84		$43.61	$36.37		$42.63	$37.62

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.13	0.19	(b)	0.25	0.12
Net realized and unrealized gain (loss)	8.88		9.20	11.14		(2.91)	6.20

Total from Investment Operations	8.90		9.33	11.33		(2.66)	6.32

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.30)		(0.18)	(0.16)
Net realized capital gains	(1.57)		(5.10)	(3.79)		(3.42)	(1.15)

Total Distributions	(1.57)		(5.10)	(4.09)		(3.60)	(1.31)

Net asset value, end of the period	$55.17		$47.84	$43.61		$36.37	$42.63

Total return(c)	18.80	%(d)	22.48%	31.44	%(b)	(6.11)%	16.78	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$205		$172	$654		$1	$1
Net expenses(e)	0.85	%(f)	0.84%	0.83%		0.76%	0.78	%(f)(g)
Gross expenses	1.79	%(f)	1.13%	1.42%		13.35%	13.41	%(f)
Net investment income	0.07	%(f)	0.31%	0.44	%(b)	0.56%	0.44	%(f)
Portfolio turnover rate	5%		26%	12%		23%	17	%(h)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.19, total return would have been 31.27% and the ratio of net investment income to average net assets would have been 0.44%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2017, the expense limit decreased from 0.95% to 0.90%.
(h)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  48

Financial Highlights (continued)

For a share outstanding throughout each period.

	Natixis U.S. Equity Opportunities Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$47.74		$43.56	$36.33		$42.61	$34.77		$31.61

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.00	(b)	0.05	0.29	(c)	0.20	0.16		0.21
Net realized and unrealized gain (loss)	8.87		9.23	10.99		(2.92)	9.07		3.59

Total from Investment Operations	8.87		9.28	11.28		(2.72)	9.23		3.80

LESS DISTRIBUTIONS FROM:
Net investment income	—		—	(0.26)		(0.14)	(0.14)		(0.19)
Net realized capital gains	(1.57)		(5.10)	(3.79)		(3.42)	(1.25)		(0.45)

Total Distributions	(1.57)		(5.10)	(4.05)		(3.56)	(1.39)		(0.64)

Net asset value, end of the period	$55.04		$47.74	$43.56		$36.33	$42.61		$34.77

Total return	18.78	%(d)	22.36%	31.36	%(c)(e)	(6.24)%	26.60%		12.13%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$264,356		$243,302	$283,864		$296,255	$285,008		$143,231
Net expenses	0.91	%(f)	0.92%	0.91	%(g)	0.91%	0.95	%(h)	0.98	%(i)
Gross expenses	0.91	%(f)	0.92%	0.92%		0.91%	0.95%		0.98	%(i)
Net investment income	0.00	%(f)(j)	0.13%	0.69	%(c)	0.45%	0.40%		0.63%
Portfolio turnover rate	5%		26%	12%		23%	17%		17%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes non-recurring dividends. Without this dividend, net investment income per share would have been $0.22, total return would have been 31.16% and the ratio of net investment income to average net assets would have been 0.53%.

(d)	Periods less than one year are not annualized.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Computed on an annualized basis for periods less than one year.
(g)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.95%.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

49  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$21.79		$22.42		$17.37		$22.65	$20.55		$20.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.01		0.07		0.03		0.09	0.17	(b)	0.07
Net realized and unrealized gain (loss)	3.73		1.96		5.21		(3.71)	2.48		1.05

Total from Investment Operations	3.74		2.03		5.24		(3.62)	2.65		1.12

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.04)		(0.02)		(0.15)	(0.18)		(0.05)
Net realized capital gains	(0.28)		(2.62)		(0.17)		(1.51)	(0.37)		(0.56)

Total Distributions	(0.28)		(2.66)		(0.19)		(1.66)	(0.55)		(0.61)

Net asset value, end of the period	$25.25		$21.79		$22.42		$17.37	$22.65		$20.55

Total return(d)	17.24	%(e)(f)	10.46	%(e)	30.21	%(e)	(16.10)%	12.93	%(b)	5.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$35,956		$30,567		$33,434		$43,769	$67,186		$87,536
Net expenses	1.20	%(g)(h)	1.20	%(g)	1.25	%(g)(i)(j)	1.24%	1.22%		1.23%
Gross expenses	1.28	%(h)	1.29%		1.28	%(i)	1.24%	1.22%		1.23%
Net investment income	0.08	%(h)	0.35%		0.16%		0.42%	0.77	%(b)	0.35%
Portfolio turnover rate	33%		52%		52%		44%	42%		57%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.09, total return would have been 12.53% and the ratio of net investment income to average net assets would have been 0.41%.

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.23% and the ratio of gross expenses would have been 1.26%.
(j)	Effective July 1, 2019, the expense limit decreased from 1.40% to 1.20%.

See accompanying notes to financial statements.

|  50

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$20.15		$21.06		$16.43		$21.50	$19.51		$19.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.08)		(0.08)		(0.10)		(0.08)	0.00	(b)(c)	(0.07)
Net realized and unrealized gain (loss)	3.45		1.79		4.90		(3.48)	2.36		0.98

Total from Investment Operations	3.37		1.71		4.80		(3.56)	2.36		0.91

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	—		(0.00	)(b)	—	—		(0.00	)(b)
Net realized capital gains	(0.28)		(2.62)		(0.17)		(1.51)	(0.37)		(0.56)

Total Distributions	(0.28)		(2.62)		(0.17)		(1.51)	(0.37)		(0.56)

Net asset value, end of the period	$23.24		$20.15		$21.06		$16.43	$21.50		$19.51

Total return(d)	16.80	%(e)(f)	9.60	%(e)	29.25	%(e)	(16.71)%	12.11	%(c)	5.03%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$13,612		$14,023		$21,932		$23,967	$47,559		$68,923
Net expenses	1.95	%(g)(h)	1.95	%(g)	1.99	%(g)(i)(j)	1.98%	1.97%		1.98%
Gross expenses	2.03	%(h)	2.04%		2.02	%(i)	1.98%	1.97%		1.98%
Net investment income (loss)	(0.69	)%(h)	(0.42)%		(0.50)%		(0.36)%	0.00	%(c)(k)	(0.38)%
Portfolio turnover rate	33%		52%		52%		44%	42%		57%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 11.70% and the ratio of net investment loss to average net assets would have been (0.35)%.

(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Includes interest expense. Without this expense the ratio of net expenses would have been 1.98% and the ratio of gross expenses would have been 2.01%.
(j)	Effective July 1, 2019, the expense limit decreased from 2.15% to 1.95%.
(k)	Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

51  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$22.07		$22.66		$17.54		$22.87	$20.75		$20.26

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.13		0.11		0.17	0.25	(b)	0.16
Net realized and unrealized gain (loss)	3.77		2.00		5.27		(3.75)	2.51		1.04

Total from Investment Operations	3.82		2.13		5.38		(3.58)	2.76		1.20

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.10)		(0.09)		(0.24)	(0.27)		(0.15)
Net realized capital gains	(0.28)		(2.62)		(0.17)		(1.51)	(0.37)		(0.56)

Total Distributions	(0.28)		(2.72)		(0.26)		(1.75)	(0.64)		(0.71)

Net asset value, end of the period	$25.61		$22.07		$22.66		$17.54	$22.87		$20.75

Total return	17.38	%(d)(e)	10.83	%(d)	30.67	%(d)	(15.78)%	13.31	%(b)	6.21%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$22,408		$17,965		$18,262		$70,902	$134,205		$148,365
Net expenses	0.90	%(f)(g)	0.90	%(f)	0.92	%(f)(h)(i)	0.88%	0.88%		0.88%
Gross expenses	0.94	%(g)	0.94%		0.93	%(h)	0.88%	0.88%		0.88%
Net investment income	0.38	%(g)	0.65%		0.51%		0.76%	1.16	%(b)	0.78%
Portfolio turnover rate	33%		52%		52%		44%	42%		57%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 12.92% and the ratio of net investment income to average net assets would have been 0.76%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.91% and the ratio of gross expenses would have been 0.91%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.10% to 0.90%.

See accompanying notes to financial statements.

|  52

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Mid Cap Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$22.10		$22.69		$17.57		$22.89	$20.77		$20.27

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.12		0.10		0.15	0.23	(b)	0.12
Net realized and unrealized gain (loss)	3.78		2.00		5.26		(3.75)	2.51		1.07

Total from Investment Operations	3.82		2.12		5.36		(3.60)	2.74		1.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(c)	(0.09)		(0.07)		(0.21)	(0.25)		(0.13)
Net realized capital gains	(0.28)		(2.62)		(0.17)		(1.51)	(0.37)		(0.56)

Total Distributions	(0.28)		(2.71)		(0.24)		(1.72)	(0.62)		(0.69)

Net asset value, end of the period	$25.64		$22.10		$22.69		$17.57	$22.89		$20.77

Total return	17.36	%(d)(e)	10.76	%(d)	30.52	%(d)	(15.85)%	13.19	%(b)	6.14%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$245,478		$227,501		$298,705		$453,085	$774,304		$903,545
Net expenses	0.95	%(f)(g)	0.95	%(f)	1.00	%(f)(h)(i)	0.99%	0.97%		0.98%
Gross expenses	1.03	%(g)	1.04%		1.02	%(h)	0.99%	0.97%		0.98%
Net investment income	0.32	%(g)	0.60%		0.48%		0.66%	1.04	%(b)	0.62%
Portfolio turnover rate	33%		52%		52%		44%	42%		57%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.15, total return would have been 12.80% and the ratio of net investment income to average net assets would have been 0.67%.

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.98% and the ratio of gross expenses would have been 1.01%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.15% to 0.95%.

See accompanying notes to financial statements.

53  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$16.69		$15.45		$12.48		$18.71		$19.79		$17.74

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.03	(b)	0.00	(c)	0.02		0.01		(0.01)		0.02
Net realized and unrealized gain (loss)	3.37		1.33		3.06		(2.76)		1.21		3.49

Total from Investment Operations	3.40		1.33		3.08		(2.75)		1.20		3.51

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(c)	(0.03)		(0.00	)(c)	(0.00	)(c)	(0.01)
Net realized capital gains	—		(0.09)		(0.08)		(3.48)		(2.28)		(1.45)

Total Distributions	—		(0.09)		(0.11)		(3.48)		(2.28)		(1.46)

Net asset value, end of the period	$20.09		$16.69		$15.45		$12.48		$18.71		$19.79

Total return(d)	20.37	%(b)(e)(f)	8.91	%(e)	24.66	%(e)	(14.84)%		6.28%		20.24%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$78,012		$61,571		$67,525		$66,376		$93,751		$106,447
Net expenses	1.30	%(g)(h)	1.32	%(g)(i)	1.40	%(g)(j)	1.38%		1.36%		1.35%
Gross expenses	1.50	%(h)	1.53%		1.47%		1.38%		1.36%		1.35%
Net investment income (loss)	0.32	%(b)(h)	0.02%		0.12%		0.03%		(0.03)%		0.11%
Portfolio turnover rate	60%		105%		61%		70%		92%		74%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 20.07% and the ratio of net investment loss to average net assets would have been (0.20%).

(c)	Amount rounds to less than $0.01 per share.
(d)	A sales charge for Class A shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Computed on an annualized basis for periods less than one year.
(i)	Effective July 1, 2020, the expense limit decreased from 1.34% to 1.30%.
(j)	Effective July 1, 2019, the expense limit decreased from 1.45% to 1.34%.

See accompanying notes to financial statements.

|  54

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$8.34		$7.84		$6.41		$11.67		$13.26		$12.39

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.02	)(b)	(0.05)		(0.05)		(0.09)		(0.10)		(0.08)
Net realized and unrealized gain (loss)	1.68		0.64		1.57		(1.69)		0.79		2.40

Total from Investment Operations	1.66		0.59		1.52		(1.78)		0.69		2.32

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.00	)(c)	(0.01)		(0.00	)(c)	(0.00	)(c)	—
Net realized capital gains	—		(0.09)		(0.08)		(3.48)		(2.28)		(1.45)

Total Distributions	—		(0.09)		(0.09)		(3.48)		(2.28)		(1.45)

Net asset value, end of the period	$10.00		$8.34		$7.84		$6.41		$11.67		$13.26

Total return(d)	19.90	%(b)(e)(f)(g)	8.08	%(e)	23.69	%(e)	(15.51)%		5.50%		19.32%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$937		$983		$1,450		$3,480		$15,756		$20,379
Net expenses	2.05	%(h)(i)	2.07	%(h)(j)	2.16	%(h)(k)	2.12%		2.11%		2.10%
Gross expenses	2.25	%(i)	2.28%		2.23%		2.12%		2.11%		2.10%
Net investment loss	(0.35	)%(b)(i)	(0.71)%		(0.68)%		(0.83)%		(0.79)%		(0.64)%
Portfolio turnover rate	60%		105%		61%		70%		92%		74%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.04), total return would have been 19.66% and the ratio of net investment loss to average net assets would have been (0.93%).

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(f)	Periods less than one year are not annualized.
(g)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(h)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Computed on an annualized basis for periods less than one year.
(j)	Effective July 1, 2020, the expense limit decreased from 2.09% to 2.05%.
(k)	Effective July 1, 2019, the expense limit decreased from 2.20% to 2.09%.

See accompanying notes to financial statements.

55  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Period Ended December 31, 2017*
Net asset value, beginning of the period	$17.52		$16.20		$13.08		$19.37	$19.55

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.00	(b)(c)	0.04		0.08		0.08	0.07
Net realized and unrealized gain (loss)	3.60		1.42		3.20		(2.86)	1.35

Total from Investment Operations	3.60		1.46		3.28		(2.78)	1.42

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.05)		(0.08)		(0.03)	(0.02)
Net realized capital gains	—		(0.09)		(0.08)		(3.48)	(1.58)

Total Distributions	—		(0.14)		(0.16)		(3.51)	(1.60)

Net asset value, end of the period	$21.12		$17.52		$16.20		$13.08	$19.37

Total return(d)	20.55	%(b)(e)	9.27%		25.08%		(14.48)%	7.17	%(e)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,245		$23		$21		$1	$1
Net expenses(f)	1.00	%(g)	1.02	%(h)	1.03	%(i)	0.96%	0.96	%(g)
Gross expenses	1.36	%(g)	6.54%		11.80%		15.17%	14.68	%(g)
Net investment income	0.01	%(b)(g)	0.31%		0.52%		0.43%	0.56	%(g)
Portfolio turnover rate	60%		105%		61%		70%	92	%(j)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.00), total return would have been 20.26% and the ratio of net investment loss to average net assets would have been (0.01%).

(c)	Amount rounds to less than $0.01 per share.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2020, the expense limit decreased from 1.04% to 1.00%.
(i)	Effective July 1, 2019, the expense limit decreased from 1.15% to 1.04%.
(j)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

|  56

Financial Highlights (continued)

For a share outstanding throughout each period.

	Vaughan Nelson Small Cap Value Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$17.51		$16.19		$13.08		$19.37	$20.36	$18.21

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06	(b)	0.04		0.05		0.04	0.05	0.07
Net realized and unrealized gain (loss)	3.53		1.41		3.21		(2.84)	1.25	3.59

Total from Investment Operations	3.59		1.45		3.26		(2.80)	1.30	3.66

LESS DISTRIBUTIONS FROM:
Net investment income	—		(0.04)		(0.07)		(0.01)	(0.01)	(0.06)
Net realized capital gains	—		(0.09)		(0.08)		(3.48)	(2.28)	(1.45)

Total Distributions	—		(0.13)		(0.15)		(3.49)	(2.29)	(1.51)

Net asset value, end of the period	$21.10		$17.51		$16.19		$13.08	$19.37	$20.36

Total return	20.50	%(b)(c)(d)	9.23	%(c)	24.88	%(c)	(14.61)%	6.60%	20.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$63,053		$49,315		$44,482		$58,538	$176,940	$183,145
Net expenses	1.05	%(e)(f)	1.07	%(e)(g)	1.15	%(e)(h)	1.12%	1.11%	1.10%
Gross expenses	1.25	%(f)	1.28%		1.23%		1.12%	1.11%	1.10%
Net investment income	0.61	%(b)(f)	0.26%		0.35%		0.22%	0.23%	0.36%
Portfolio turnover rate	60%		105%		61%		70%	92%	74%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.01, total return would have been 20.22% and the ratio of net investment income to average net assets would have been 0.06%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2020, the expense limit decreased from 1.09% to 1.05%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.20% to 1.09%.

See accompanying notes to financial statements.

57  |

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.  Organization.  Loomis Sayles Funds II, Natixis Funds Trust I and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds II:

Loomis Sayles International Growth Fund (the “International Growth Fund”)

Natixis Funds Trust I:

Natixis Oakmark International Fund

Natixis U.S. Equity Opportunities Fund (the “U.S. Equity Opportunities Fund”)

Vaughan Nelson Small Cap Value Fund (the “Small Cap Value Fund”)

Natixis Funds Trust II:

Natixis Oakmark Fund

Vaughan Nelson Mid Cap Fund (the “Mid Cap Fund”)

Each Fund is a diversified investment company, except for International Growth Fund, which is a non-diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day,

|  58

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

As of June 30, 2021, securities held by the Funds were fair valued as follows:

Fund	Equity securities[1]	Percentage of Net Assets
International Growth Fund	$15,447,005	59.6%
Natixis Oakmark International Fund	486,884,399	86.6%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Dividends reinvested and stock dividends are reflected as non-cash dividends on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign

59  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  Certain Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

In certain countries across the European Union, certain Funds filed tax reclaims for previously withheld taxes on dividends earned in certain countries (EU reclaims) and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Income recognized, if any, for EU reclaims is reflected as other income in the Statements of Operations and any related receivable, if any, is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. To date, no amounts have been received by any Funds and no amounts are included in any Funds financial statements for such EU reclaims, based on the uncertainty with the ultimate resolution of these proceedings, the potential collectability and timing for payment, if any.

f.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to

|  60

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

differing treatments for book and tax purposes of items such as deferred Trustees’ fees, prior period adjustments, distribution re-designations, foreign currency gains and losses, non-deductible expenses, net operating losses, passive foreign investment company adjustments, return of capital distributions received, and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, deferred Trustees’ fees, and passive foreign investment company adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2020 was as follows:

	2020 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
International Growth Fund	$12,460	$—	$12,460
Natixis Oakmark Fund	3,185,140	18,031,501	21,216,641
Natixis Oakmark International Fund	1,593,501	—	1,593,501
U.S. Equity Opportunities Fund	297,964	115,715,748	116,013,712
Mid Cap Fund	965,830	33,018,937	33,984,767
Small Cap Value Fund	118,830	616,973	735,803

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2020, capital loss carryforwards were as follows:

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Capital loss carryforward:
Long-term:
No expiration date	$—	$—	$(110,479,511)	$—	$—	$(4,098,262)

As of June 30, 2021, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	International Growth Fund	Natixis Oakmark Fund	Natixis Oakmark International Fund	U.S. Equity Opportunities Fund	Mid Cap Fund	Small Cap Value Fund
Federal tax cost	$24,613,950	$208,106,315	$482,634,470	$623,923,297	$246,918,862	$121,452,220

Gross tax appreciation	$1,517,574	$102,104,689	$101,461,424	$450,098,690	$72,781,468	$26,145,105
Gross tax depreciation	(897,802)	(731,054)	(24,610,539)	(12,740,395)	(2,738,724)	(2,201,161)

Net tax appreciation	$619,772	$101,373,635	$76,850,885	$437,358,295	$70,042,744	$23,943,944

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

61  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

g.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

h.  Securities Lending.  Certain Funds have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2021, none of the Funds had loaned securities under this agreement.

i.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

|  62

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021, at value:

International Growth Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$789,211	$—	$789,211
Belgium	—	579,594	—	579,594
China	5,695,363	2,823,485	—	8,518,848
Denmark	—	690,512	—	690,512
France	—	1,148,147	—	1,148,147
Germany	—	779,270	—	779,270
Japan	—	1,196,657	—	1,196,657
Macau	—	311,847	—	311,847
Netherlands	—	1,248,236	—	1,248,236
Switzerland	887,157	3,453,300	—	4,340,457
United Kingdom	—	2,426,746	—	2,426,746
All Other Common Stocks(a)	3,204,197	—	—	3,204,197

Total	$9,786,717	$15,447,005	$—	$25,233,722

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Natixis Oakmark Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$296,339,554	$—	$—	$296,339,554
Short-Term Investments	—	13,140,396	—	13,140,396

Total	$296,339,554	$13,140,396	$—	$309,479,950

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

63  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Natixis Oakmark International Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$14,355,423	$—	$14,355,423
Belgium	—	6,812,392	—	6,812,392
China	5,215,940	5,225,610	—	10,441,550
Finland	—	4,281,727	—	4,281,727
France	—	62,177,928	—	62,177,928
Germany	—	138,817,131	—	138,817,131
India	—	7,705,883	—	7,705,883
Indonesia	—	3,054,174	—	3,054,174
Ireland	6,488,596	458,774	—	6,947,370
Italy	—	21,740,082	—	21,740,082
Japan	—	11,779,074	—	11,779,074
Korea	—	7,659,211	—	7,659,211
Netherlands	—	10,259,915	—	10,259,915
South Africa	—	14,619,068	—	14,619,068
Spain	—	7,235,067	—	7,235,067
Sweden	—	20,148,441	—	20,148,441
Switzerland	—	68,789,426	—	68,789,426
United Kingdom	11,103,877	81,765,073	—	92,868,950
All Other Common Stocks(a)	27,618,519	—	—	27,618,519

Total Common Stocks	50,426,932	486,884,399	—	537,311,331

Bonds and Notes(a)	—	1,705,551	—	1,705,551
Short-Term Investments	—	20,278,547	—	20,278,547

Total Investments	50,426,932	508,868,497	—	559,295,429

Forward Foreign Currency Contracts (unrealized appreciation)	—	189,926	—	189,926

Total	$50,426,932	$509,058,423	$—	$559,485,355

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

U.S. Equity Opportunities Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,050,136,563	$—	$—	$1,050,136,563
Short-Term Investments	—	11,145,029	—	11,145,029

Total	$1,050,136,563	$11,145,029	$—	$1,061,281,592

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Mid Cap Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$310,265,014	$—	$—	$310,265,014
Short-Term Investments	—	6,696,592	—	6,696,592

Total	$310,265,014	$6,696,592	$—	$316,961,606

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

|  64

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Small Cap Value Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$141,394,992	$—	$—	$141,394,992
Short-Term Investments	—	4,001,172	—	4,001,172

Total	$141,394,992	$4,001,172	$—	$145,396,164

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Natixis Oakmark International Fund used during the period include forward foreign currency contracts.

Natixis Oakmark International Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended June 30, 2021, Natixis Oakmark International Fund engaged in forward foreign currency transactions for hedging purposes.

The following is a summary of derivative instruments for Natixis Oakmark International Fund as of June 30, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$189,926

Transactions in derivative instruments for Natixis Oakmark International Fund during the six months ended June 30, 2021, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Forward foreign currency contracts
Foreign exchange contracts	$146,847

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts
Foreign exchange contracts	$199,045

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, for Natixis Oakmark International Fund, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2021:

Natixis Oakmark International Fund	Forwards
Average Notional Amount Outstanding	1.24%
Highest Notional Amount Outstanding	1.37%
Lowest Notional Amount Outstanding	1.16%
Notional Amount Outstanding as of June 30, 2021	1.16%

65  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

Unrealized gain and/or loss on open forwards is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in net assets.

Natixis Oakmark International Fund enters into over-the-counter derivatives, including forward foreign currency contracts, pursuant to an International Swaps and Derivatives Association, Inc. (“ISDA”) agreement between the Fund and its counterparty. ISDA agreements typically contain master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts to one net amount payable by either the Fund or the counterparty. For financial reporting purposes, the Fund does not offset derivative assets and liabilities on the Statements of Assets and Liabilities.

As of June 30, 2021, gross amounts of derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Counterparty	Gross Amounts of Assets	Offset Amount	Net Amount
State Street Bank and Trust Company	$189,926	$—	$189,926

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements and monitoring of counterparty credit default swap spreads. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2021:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Natixis Oakmark International Fund	$189,926	$189,926

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term investments) were as follows:

Fund	Purchases	Sales
International Growth Fund	$11,013,167	$1,543,919
Natixis Oakmark Fund	42,166,070	44,736,963
Natixis Oakmark International Fund	95,042,269	111,870,789
U.S. Equity Opportunities Fund	51,575,084	92,596,743
Mid Cap Fund	98,305,866	124,778,423
Small Cap Value Fund	85,015,677	76,458,558

6. Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to International Growth Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreement, International Growth Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

|  66

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Natixis Oakmark Fund, Natixis Oakmark International Fund, U.S. Equity Opportunities Fund, Mid Cap Fund and Small Cap Value Fund. Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	0.70%	0.70%	0.65%	0.60%	0.60%	0.60%
Natixis Oakmark International Fund	0.85%	0.75%	0.75%	0.75%	0.70%	0.70%
U.S. Equity Opportunities Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Mid Cap Fund	0.80%	0.80%	0.80%	0.80%	0.80%	0.75%
Small Cap Value Fund	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%

Effective July 1, 2021, Mid Cap Fund and Small Cap Value Fund pay a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $150 million	Next $50 million	Next $300 million	Next $500 million	Next $500 million	Over $1.5 billion
Mid Cap Fund	0.75%	0.75%	0.75%	0.75%	0.75%	0.70%
Small Cap Value Fund	0.85%	0.85%	0.85%	0.85%	0.85%	0.85%

Natixis Advisors has entered into subadvisory agreements for each Fund as listed below.

Natixis Oakmark Fund	Harris Associates L.P. (“Harris”)
Natixis Oakmark International Fund	Harris
U.S. Equity Opportunities Fund	Harris Loomis Sayles
Mid Cap Fund	Vaughan Nelson Investment Management, L.P. (“Vaughan Nelson”)
Small Cap Value Fund	Vaughan Nelson

Natixis Advisors, Harris and Vaughan Nelson are subsidiaries of Natixis Investment Managers, LLC.

Under the terms of the subadvisory agreements, each Fund has agreed to pay its respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Natixis Oakmark Fund	Harris	0.52%	0.52%	0.50%	0.50%	0.50%
Natixis Oakmark International Fund	Harris	0.60%	0.50%	0.50%	0.45%	0.45%
U.S. Equity Opportunities Fund
Large Cap Value Segment	Harris	0.52%	0.52%	0.52%	0.52%	0.52%
All Cap Growth Segment	Loomis Sayles	0.35%	0.35%	0.35%	0.35%	0.35%
Mid Cap Fund	Vaughan Nelson	0.50%	0.50%	0.50%	0.50%	0.47%
Small Cap Value Fund	Vaughan Nelson	0.55%	0.55%	0.55%	0.55%	0.55%

Payments to Natixis Advisors are reduced by the amounts of payments to the subadvisers, as calculated based on the table above.

67  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Effective July 1, 2021, Mid Cap Fund and Small Cap Value Fund each pay their respective subadviser a subadvisory fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

		Percentage of Average Daily Net Assets
Fund	Subadviser	First $150 million	Next $50 million	Next $800 million	Next $500 million	Over $1.5 billion
Mid Cap Fund	Vaughan Nelson	0.47%	0.47%	0.47%	0.47%	0.44%
Small Cap Value Fund	Vaughan Nelson	0.52%	0.52%	0.52%	0.52%	0.52%

Loomis Sayles and Natixis Advisors have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, substitute dividend expenses on securities sold short, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	1.20%	1.95%	0.90%	0.95%
Natixis Oakmark Fund	1.30%	2.05%	1.00%	1.05%
Natixis Oakmark International Fund	1.20%	1.95%	0.90%	0.95%
U.S. Equity Opportunities Fund	1.20%	1.95%	0.90%	0.95%
Mid Cap Fund	1.20%	1.95%	0.90%	0.95%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.05%

Effective July 1, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Natixis Oakmark Fund, Natixis Oakmark International Fund, Mid Cap Fund and Small Cap Value Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Natixis Oakmark Fund	1.05%	1.80%	0.75%	0.80%
Natixis Oakmark International Fund	1.15%	1.90%	0.85%	0.90%
Mid Cap Fund	1.15%	1.90%	0.85%	0.90%
Small Cap Value Fund	1.25%	2.00%	0.95%	1.00%

These new undertakings are in effect until April 30, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Loomis Sayles and Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fee or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

|  68

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

For the six months ended June 30, 2021, the management fees and waiver of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
International Growth Fund	$88,924	$71,035	$17,889	0.75%	0.15%
Natixis Oakmark Fund	956,455	—	956,455	0.69%	0.69%
Natixis Oakmark International Fund	2,073,305	407,832	1,665,473	0.78%	0.62%
U.S. Equity Opportunities Fund	3,742,472	—	3,742,472	0.75%	0.75%
Mid Cap Fund	1,230,652	116,778	1,113,874	0.80%	0.72%
Small Cap Value Fund	589,754	131,835	457,919	0.90%	0.70%

[1]	Management fee waivers are subject to possible recovery until December 31, 2022.

No expenses were recovered for any of the Funds during the six months ended June 30, 2021 under the terms of the expense limitation agreements.

b. Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Funds’ Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended June 30, 2021, the service and distribution fees for each Fund were as follows:

	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
International Growth Fund	$65	$28	$85
Natixis Oakmark Fund	241,786	48,520	145,558
Natixis Oakmark International Fund	181,603	116,223	348,669
U.S. Equity Opportunities Fund	856,800	79,147	237,440
Mid Cap Fund	41,734	17,708	53,123
Small Cap Value Fund	90,102	1,235	3,705

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

69  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

For the six months ended June 30, 2021, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
International Growth Fund	$5,068
Natixis Oakmark Fund	59,661
Natixis Oakmark International Fund	113,969
U.S. Equity Opportunities Fund	214,400
Mid Cap Fund	65,779
Small Cap Value Fund	28,020

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2021, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
Natixis Oakmark Fund	$43,849
Natixis Oakmark International Fund	408,708
U.S. Equity Opportunities Fund	173,123
Mid Cap Fund	125,517
Small Cap Value Fund	36,202

As of June 30, 2021, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
Natixis Oakmark Fund	$987
Natixis Oakmark International Fund	9,752
U.S. Equity Opportunities Fund	4,110
Mid Cap Fund	2,817
Small Cap Value Fund	715

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2021 was as follows:

Fund	Commissions
Natixis Oakmark Fund	$9,384
Natixis Oakmark International Fund	3,977
U.S. Equity Opportunities Fund	15,732
Mid Cap Fund	489
Small Cap Value Fund	635

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors, Loomis Sayles and affiliates are also officers and/or Trustees of the Trusts.

g.  Affiliated Ownership.  As of June 30, 2021, Natixis Investment Managers, LLC and affiliates held shares of International Growth Fund representing 98.66% of the Funds’ net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Funds (effective May 1, 2021 for Mid Cap Fund) to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through April 30, 2022 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2021 (for the period May 1, 2021 through June 30, 2021 for Mid Cap Fund), Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:

Reimbursement of Transfer Agency Expenses
Fund	Class N
International Growth Fund	$600
Natixis Oakmark Fund	893
Natixis Oakmark International Fund	907
U.S. Equity Opportunities Fund	886
Mid Cap Fund	212
Small Cap Value Fund	885

7.  Custodian Fees and Expenses.  State Street Bank, custodian to the Funds, has agreed to waive custodian fees and certain other expenses for the first 12 months of operations for International Growth Fund. For the six months ended June 30, 2021, total fees waived for the Fund were $12,262.

8.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

71  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

For the six months ended June 30, 2021, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
International Growth Fund	$477	$209	$600	$1,208
Natixis Oakmark Fund	72,777	14,655	893	17,419
Natixis Oakmark International Fund	116,319	74,874	907	235,653
U.S. Equity Opportunities Fund	221,627	20,540	886	80,607
Mid Cap Fund	16,158	6,850	886	116,008
Small Cap Value Fund	36,011	499	885	28,755

9.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 8, 2021, each Fund except for International Growth Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

For the six months ended June 30, 2021, Mid Cap Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $14,200,000 at a weighted average interest rate of 1.17%. Interest expense incurred on the line of credit was $923.

10.  Risk.  The Funds’ investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

International Growth Fund is non-diversified, which means that it is not limited under the 1940 Act to a percentage of assets that it may invest in any one issuer. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

11.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2021, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Natixis Oakmark International Fund	1	26.53%
Mid Cap Fund	3	21.64%
Small Cap Value Fund	3	17.32%

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

12.   Capital Shares.   Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended June 30, 2021		Period Ended December 31, 2020(a)
International Growth Fund	Shares	Amount	Shares		Amount
Class A
Issued from the sale of shares	9,339	$98,404	100		$1,000
Issued in connection with the reinvestment of distributions	2	17	—	(b)	1

Net change	9,341	$98,421	100		$1,001

Class C
Issued from the sale of shares	3,872	$40,000	100		$1,000
Issued in connection with the reinvestment of distributions	1	9	—	(b)	—	(c)

Net change	3,873	$40,009	100		$1,000

Class N
Issued from the sale of shares	940,734	$10,000,000	1,500,000		$15,000,000
Issued in connection with the reinvestment of distributions	517	5,372	1,224		12,450
Redeemed	(46,993)	(500,000)	—		—

Net change	894,258	$9,505,372	1,501,224		$15,012,450

Class Y
Issued from the sale of shares	20,123	$211,278	1,163		$11,750
Issued in connection with the reinvestment of distributions	4	40	1		9
Redeemed	(474)	(5,000)	—		—

Net change	19,653	$206,318	1,164		$11,759

Increase from capital share transactions	927,125	$9,850,120	1,502,588		$15,026,210

(a)	From commencement of operations on December 15, 2020 through December 31, 2020.
(b)	Amount rounds to less than one share.
(c)	Amount rounds to less than $1.00.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

12.   Capital Shares (continued).

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Natixis Oakmark Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	268,226	$7,352,576	583,622	$11,675,703
Issued in connection with the reinvestment of distributions	17,379	474,730	589,672	13,475,622
Redeemed	(364,504)	(9,626,271)	(1,895,350)	(37,988,760)

Net change	(78,899)	$(1,798,965)	(722,056)	$(12,837,435)

Class C
Issued from the sale of shares	128,967	$2,947,654	196,466	$3,196,499
Issued in connection with the reinvestment of distributions	4,946	111,343	166,000	3,131,121
Redeemed	(283,902)	(6,249,441)	(1,362,306)	(22,568,463)

Net change	(149,989)	$(3,190,444)	(999,840)	$(16,240,843)

Class N
Issued from the sale of shares	—	$—	26	$561
Issued in connection with the reinvestment of distributions	2	63	1,266	30,687
Redeemed	(14,411)	(395,907)	(20,248)	(414,541)

Net change	(14,409)	$(395,844)	(18,956)	$(383,293)

Class Y
Issued from the sale of shares	877,199	$25,017,613	898,502	$17,536,595
Issued in connection with the reinvestment of distributions	3,623	105,355	88,591	2,151,945
Redeemed	(608,855)	(16,977,826)	(1,435,875)	(28,553,935)

Net change	271,967	$8,145,142	(448,782)	$(8,865,395)

Increase (decrease) from capital share transactions	28,670	$2,759,889	(2,189,634)	$(38,326,966)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Natixis Oakmark International Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	1,177,467	$18,467,718	2,770,572	$30,737,529
Issued in connection with the reinvestment of distributions	4,126	64,816	14,764	209,645
Redeemed	(1,024,095)	(16,023,533)	(6,172,183)	(66,211,902)

Net change	157,498	$2,509,001	(3,386,847)	$(35,264,728)

Class C
Issued from the sale of shares	184,926	$2,837,834	471,769	$5,126,354
Issued in connection with the reinvestment of distributions	3,755	57,645	—	—
Redeemed	(1,686,605)	(25,574,185)	(6,873,953)	(71,978,638)

Net change	(1,497,924)	$(22,678,706)	(6,402,184)	$(66,852,284)

Class N
Issued from the sale of shares	376	$5,871	7,236	$76,266
Issued in connection with the reinvestment of distributions	13	196	131	1,852
Redeemed	(1,670)	(24,429)	(46,592)	(500,123)

Net change	(1,281)	$(18,362)	(39,225)	$(422,005)

Class Y
Issued from the sale of shares	3,394,367	$54,282,082	22,716,726	$249,354,124
Issued in connection with the reinvestment of distributions	11,886	185,895	87,587	1,237,605
Redeemed	(2,738,432)	(42,075,061)	(21,280,488)	(222,395,466)

Net change	667,821	$12,392,916	1,523,825	$28,196,263

Decrease from capital share transactions	(673,886)	$(7,795,151)	(8,304,431)	$(74,342,754)

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

12.   Capital Shares (continued).

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
U.S. Equity Opportunities Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	363,872	$15,371,088	809,852	$28,587,906
Issued in connection with the reinvestment of distributions	539,107	22,728,698	1,934,829	70,589,892
Redeemed	(1,133,519)	(47,250,788)	(2,986,385)	(103,892,894)

Net change	(230,540)	$(9,151,002)	(241,704)	$(4,715,096)

Class C
Issued from the sale of shares	96,954	$2,243,343	289,975	$6,110,793
Issued in connection with the reinvestment of distributions	163,710	3,750,603	553,577	11,519,306
Redeemed	(575,839)	(13,405,041)	(1,400,383)	(29,908,911)

Net change	(315,175)	$(7,411,095)	(556,831)	$(12,278,812)

Class N
Issued from the sale of shares	—	$—	947	$37,836
Issued in connection with the reinvestment of distributions	109	5,649	500	21,295
Redeemed	—	—	(12,852)	(496,375)

Net change	109	$5,649	(11,405)	$(437,244)

Class Y
Issued from the sale of shares	681,783	$35,442,708	1,666,973	$71,953,482
Issued in connection with the reinvestment of distributions	117,498	6,104,024	465,008	20,643,018
Redeemed	(1,092,211)	(55,949,304)	(3,552,649)	(145,365,948)

Net change	(292,930)	$(14,402,572)	(1,420,668)	$(52,769,448)

Decrease from capital share transactions	(838,536)	$(30,959,020)	(2,230,608)	$(70,200,600)

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Mid Cap Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	133,842	$3,238,003	226,127	$4,488,446
Issued in connection with the reinvestment of distributions	14,607	352,760	162,666	3,228,512
Redeemed	(127,076)	(3,019,526)	(477,370)	(9,158,673)

Net change	21,373	$571,237	(88,577)	$(1,441,715)

Class C
Issued from the sale of shares	3,373	$72,381	18,169	$328,156
Issued in connection with the reinvestment of distributions	7,963	177,346	92,379	1,686,307
Redeemed	(121,417)	(2,718,023)	(456,387)	(8,272,196)

Net change	(110,081)	$(2,468,296)	(345,839)	$(6,257,733)

Class N
Issued from the sale of shares	106,375	$2,601,956	94,843	$1,960,180
Issued in connection with the reinvestment of distributions	9,732	238,223	99,203	2,004,292
Redeemed	(55,232)	(1,320,156)	(185,807)	(3,709,379)

Net change	60,875	$1,520,023	8,239	$255,093

Class Y
Issued from the sale of shares	1,276,172	$30,925,160	2,378,301	$47,273,465
Issued in connection with the reinvestment of distributions	113,939	2,793,794	1,248,965	25,109,423
Redeemed	(2,111,112)	(51,249,483)	(6,496,334)	(126,146,971)

Net change	(721,001)	$(17,530,529)	(2,869,068)	$(53,764,083)

Decrease from capital share transactions	(748,834)	$(17,907,565)	(3,295,245)	$(61,208,438)

75  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

12.   Capital Shares (continued).

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
Small Cap Value Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	580,924	$10,844,793	158,490	$2,085,145
Issued in connection with the reinvestment of distributions	—	—	31,711	358,304
Redeemed	(386,161)	(7,204,379)	(872,436)	(11,688,128)

Net change	194,763	$3,640,414	(682,235)	$(9,244,679)

Class C
Issued from the sale of shares	4,543	$42,428	40,156	$298,734
Issued in connection with the reinvestment of distributions	—	—	1,869	10,560
Redeemed	(28,695)	(270,065)	(109,068)	(738,265)

Net change	(24,152)	$(227,637)	(67,043)	$(428,971)

Class N
Issued from the sale of shares	57,613	$1,103,286	—	$—
Issued in connection with the reinvestment of distributions	—	—	14	179
Redeemed	—	—	—	—

Net change	57,613	$1,103,286	14	$179

Class Y
Issued from the sale of shares	493,171	$9,888,402	1,175,448	$16,303,249
Issued in connection with the reinvestment of distributions	—	—	25,025	327,632
Redeemed	(321,194)	(6,421,115)	(1,131,163)	(15,630,462)

Net change	171,977	$3,467,287	69,310	$1,000,419

Increase (decrease) from capital share transactions	400,201	$7,983,350	(679,954)	$(8,673,052)

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Semiannual

June 30, 2021

Loomis Sayles High Income Fund

Loomis Sayles Intermediate Municipal Bond Fund

Loomis Sayles Investment Grade Bond Fund

Loomis Sayles Strategic Alpha Fund

Loomis Sayles Strategic Income Fund

LOOMIS SAYLES HIGH INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A NEFHX

Brian P. Kennedy	Class C NEHCX

Elaine M. Stokes	Class N LSHNX

Todd P. Vandam, CFA®	Class Y NEHYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks high current income plus the opportunity for capital appreciation to produce a high total return.

Average Annual Total Returns—June 30, 20213

							Expense Ratios[4]

	6 Months		1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 2/29/08)
NAV	3.28%		16.88%	6.89%	5.76%	—%	0.98%	0.75%

Class A (Inception 2/22/84)
NAV	3.14		16.53	6.60	5.50	—	1.22	1.00
With 4.25% Maximum Sales Charge	-1.18		11.46	5.67	5.04	—

Class C (Inception 3/2/98)
NAV	2.75		15.86	5.82	4.88	—	1.97	1.75
With CDSC[1]	1.75		14.86	5.82	4.88	—

Class N (Inception 11/30/16)
NAV	3.29	[5]	16.88	—	—	6.52	0.88	0.70

Comparative Performance
Bloomberg Barclays U.S. Corporate High-Yield Bond Index[2]	3.62		15.37	7.48	6.66	6.92

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Corporate High-Yield Bond Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below, excluding emerging market debt. The Bloomberg Barclays U.S. Corporate High-Yield Bond Index was created in 1986, with history backfilled to July 1, 1983, and rolls up into the Bloomberg Barclays U.S. Universal and Global High-Yield Indices. Effective August 24, 2021, the index name was changed to Bloomberg U.S. Corporate High-Yield Bond Index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns reflected above are different from the total returns reported in the financial highlights. The returns presented in the table above are what an investor would have actually experienced.

1  |

LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND

Managers	Symbols

Dawn Mangerson	Class A MIMAX

James Grabovac, CFA®	Class C MIMCX

Lawrence Jones	Class Y MIMYX

Loomis, Sayles & Company, L.P.

Investment Goal

The Fund seeks a high level of federal tax-exempt current income, consistent with the preservation of capital.

Average Annual Total Returns — June 30, 20214

					Expense Ratios[5]

	6 Months	1 Year	5 Years	Life of Fund	Gross	Net

Class Y (Inception 12/31/12)[1]
NAV	0.30%	2.64%	2.38%	2.61%	1.17%	0.46%

Class A (Inception 12/31/12)[1]
NAV	0.17	2.38	2.13	2.33	1.43	0.71
With 3.00% Maximum Sales Charge	-2.86	-0.67	1.51	1.96

Class C (Inception 12/31/12)[1]
NAV	-0.20	1.62	1.37	1.62	2.18	1.46
With CDSC[2]	-1.19	0.62	1.37	1.62

Comparative Performance
Bloomberg Barclays Municipal Bond Index[3]	1.06	4.17	3.25	3.53
Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

December 31, 2012 represents the date shares were first registered for public sale under the Securities Act of 1933. November 16, 2012 represents commencement of operations for accounting and financial reporting purposes only.

2	Performance for Class C shares assumes a 1.00% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

3

Bloomberg Barclays Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. Effective August 24, 2021, the index name was changed to Bloomberg Municipal Bond Index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  2

LOOMIS SAYLES INVESTMENT GRADE BOND FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A	LIGRX

Brian P. Kennedy	Class C	LGBCX

Elaine M. Stokes	Class N	LGBNX

Loomis, Sayles & Company, L.P.	Class Y	LSIIX

	Admin Class	LIGAX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation.

Average Annual Total Returns — June 30, 20214

						Expense Ratios[5]

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/31/96)
NAV	0.20%	5.97%	5.36%	4.60%	—%	0.55%	0.50%

Class A (Inception 12/31/96)
NAV	0.08	5.71	5.10	4.33	—	0.80	0.75
With 4.25% Maximum Sales Charge	-4.20	1.21	4.18	3.88	—

Class C (Inception 9/12/03)
NAV	-0.30	4.97	4.31	3.71	—	1.55	1.50
With CDSC[1]	-1.29	3.98	4.31	3.71	—

Class N (Inception 2/1/13)
NAV	0.22	6.03	5.43	—	4.01	0.47	0.45

Admin Class (Inception 2/1/10)
NAV	-0.04	5.47	4.86	4.09	—	1.05	1.00

Comparative Performance
Bloomberg Barclays U.S. Government/Credit Bond Index[2]	-1.96	-0.39	3.31	3.71	3.24
Bloomberg Barclays U.S. Aggregate Bond Index[3]	-1.60	-0.33	3.03	3.39	3.03

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Government/Credit Bond Index is the non-securitized component of the U.S. Aggregate Index and was the first macro index launched by Barclays Capital. The U.S. Government/Credit Bond Index includes investment grade, US dollar denominated, fixed rate Treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year), government-related issues (i.e., agency, sovereign, supranational, and local authority debt), and corporate securities. The U.S. Government/Credit Index was launched on January 1, 1979, with index history backfilled to 1973, and is a subset of the Bloomberg Barclays U.S. Aggregate Index. Effective August 24, 2021, the index name was changed to Bloomberg U.S. Government/Credit Bond Index.

3

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad based index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the U.S. Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors.

4

Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower. Effective August 24, 2021, the index name was changed to Bloomberg U.S. Aggregate Bond Index.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

3  |

LOOMIS SAYLES STRATEGIC ALPHA FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A LABAX

Kevin P. Kearns*	Class C LABCX

Brian P. Kennedy**	Class N LASNX

Elaine M. Stokes**	Class Y LASYX

Todd P. Vandam, CFA®

Loomis, Sayles & Company, L.P.

*	Effective January 8, 2021, Kevin P. Kearns no longer serves as portfolio manager of the Fund.
**	Effective January 8, 2021, Brian P. Kennedy and Elaine M. Stokes joined the portfolio management team of the Fund.

Investment Goal

The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility.

Average Annual Total Returns — June 30, 20214

						Expense Ratios[5]

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/15/10)
NAV	1.86%	9.98%	4.78%	3.65%	—%	0.74%	0.74%

Class A (Inception 12/15/10)
NAV	1.74	9.68	4.53	3.40	—	0.99	0.99
With 4.25% Maximum Sales Charge	-2.56	5.06	3.63	2.95	—

Class C (Inception 12/15/10)
NAV	1.29	8.73	3.73	2.78	—	1.74	1.74
With CDSC[1]	0.29	7.73	3.73	2.78	—

Class N (Inception 5/1/17)
NAV	1.79	9.93	—	—	4.45	0.68	0.68

Comparative Performance
3-Month LIBOR[2]	0.09	0.21	1.41	0.88	1.50
3-Month LIBOR + 300 basis points[3]	1.58	3.20	4.41	3.88	4.49

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Performance for Class C shares assumes a 1% contingent deferred sales charge (“CDSC”) applied when you sell shares within one year of purchase.

2

3-Month LIBOR, or the London Interbank Offered Rate, represents the average rate at which a leading bank, for a given currency (in this case U.S. dollars), can obtain unsecured funding, and is representative of short-term interest rates.

3	3-Month LIBOR + 300 basis points is created by adding 3.00% to the annual return of the 3-Month LIBOR. The calculation is performed on a monthly basis and is subject to the effects of compounding.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

|  4

LOOMIS SAYLES STRATEGIC INCOME FUND

Managers	Symbols

Matthew J. Eagan, CFA®	Class A	NEFZX

Daniel J. Fuss, CFA®, CIC*	Class C	NECZX

Brian P. Kennedy	Class N	NEZNX

Elaine M. Stokes	Class Y	NEZYX

Loomis, Sayles & Company, L.P.	Admin Class	NEZAX

*	Effective March 1, 2021, Daniel J. Fuss no longer serves as portfolio manager of the Fund.

Investment Goal

The Fund seeks high current income with a secondary objective of capital growth.

Average Annual Total Returns — June 30, 20214

						Expense Ratios[5]

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/1/99)
NAV	3.59%	12.54%	4.58%	4.76%	—%	0.72%	0.72%

Class A (Inception 5/1/95)
NAV	3.39	12.17	4.31	4.49	—	0.97	0.97
With 4.25% Maximum Sales Charge	-0.99	7.40	3.40	4.04	—

Class C (Inception 5/1/95)
NAV	3.08	11.42	3.53	3.87	—	1.72	1.72
With CDSC[1]	2.08	10.42	3.53	3.87	—

Class N (Inception 2/1/13)
NAV	3.63	12.55	4.66	—	4.24	0.65	0.65

Admin Class (Inception 2/1/10)
NAV	3.35	11.93	4.07	4.25	—	1.22	1.22

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[2]	-1.60	-0.33	3.03	3.39	3.03
Bloomberg Barclays U.S. Universal Bond Index[3]	-1.15	1.12	3.48	3.74	3.34

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that covers the U.S.-dollar-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, government-related, corporate, mortgage-backed securities, asset-backed securities, and collateralized mortgage-backed securities sectors. Effective August 24, 2021, the index name was changed to Bloomberg U.S. Aggregate Bond Index.

3

The Bloomberg Barclays U.S. Universal Bond Index represents the union of the U.S. Aggregate Index, the U.S. High-Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, and the non-ERISA portion of the CMBS Index. Municipal debt, private placements, and non-dollar-denominated issues are excluded from the Universal Bond Index. The only constituent of the index that includes floating-rate debt is the Emerging Markets Index. Effective August 24, 2021, the index name was changed to Bloomberg U.S. Universal Bond Index.

4	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

5

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 4/30/22. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 6 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5  |

ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information, disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

|  6

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Funds’ prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Funds and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from January 1, 2021 through June 30, 2021. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown for your class.

The second line in the table for each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each Fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES HIGH INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,031.40	$5.04
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01
Class C
Actual	$1,000.00	$1,027.50	$8.80
Hypothetical (5% return before expenses)	$1,000.00	$1,016.12	$8.75
Class N
Actual	$1,000.00	$1,030.50	$3.52	**
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51
Class Y
Actual	$1,000.00	$1,032.80	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.00%, 1.75%, 0.70% and 0.75% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

**

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes. Amounts expressed in the table include the effect of such adjustments.

7  |

LOOMIS SAYLES INTERMEDIATE MUNICIPAL BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,001.70	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51
Class C
Actual	$1,000.00	$998.00	$7.18
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.25
Class Y
Actual	$1,000.00	$1,003.00	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.70%, 1.45% and 0.45% for Class A, C and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES INVESTMENT GRADE BOND FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,000.80	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76
Class C
Actual	$1,000.00	$997.00	$7.43
Hypothetical (5% return before expenses)	$1,000.00	$1,017.36	$7.50
Class N
Actual	$1,000.00	$1,002.20	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26
Class Y
Actual	$1,000.00	$1,002.00	$2.48
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51
Admin Class
Actual	$1,000.00	$999.60	$4.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.84	$5.01

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 0.75%, 1.50%, 0.45%, 0.50% and 1.00% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

|  8

LOOMIS SAYLES STRATEGIC ALPHA FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,017.40	$4.90
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.91
Class C
Actual	$1,000.00	$1,012.90	$8.63
Hypothetical (5% return before expenses)	$1,000.00	$1,016.22	$8.65
Class N
Actual	$1,000.00	$1,017.90	$3.40
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.41
Class Y
Actual	$1,000.00	$1,018.60	$3.65
Hypothetical (5% return before expenses)	$1,000.00	$1,021.18	$3.66

*

Expenses are equal to the Fund’s annualized expense ratio: 0.98%, 1.73%, 0.68% and 0.73% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

LOOMIS SAYLES STRATEGIC INCOME FUND	BEGINNING ACCOUNT VALUE 1/1/2021	ENDING ACCOUNT VALUE 6/30/2021	EXPENSES PAID DURING PERIOD* 1/1/2021 – 6/30/2021
Class A
Actual	$1,000.00	$1,033.90	$4.89
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86
Class C
Actual	$1,000.00	$1,030.80	$8.66
Hypothetical (5% return before expenses)	$1,000.00	$1,016.27	$8.60
Class N
Actual	$1,000.00	$1,036.30	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26
Class Y
Actual	$1,000.00	$1,035.90	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61
Admin Class
Actual	$1,000.00	$1,033.50	$6.15
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$6.11

*

Expenses are equal to the Fund’s annualized expense ratio: 0.97%, 1.72%, 0.65%, 0.72% and 1.22% for Class A, C, N, Y and Admin Class, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

9  |

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement and Loomis Sayles Intermediate Municipal Bond Fund’s sub-advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.

In connection with these meetings, the Trustees receive materials that the Funds’ investment advisers and sub-advisers, as applicable (collectively, the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees, if any, and other expenses, including information comparing the Funds’ advisory fees and sub-advisory fees, if any, to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ respective investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, the use of “soft” commission dollars to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds where available, performance ratings provided by a third-party, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2021. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements.

For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

|  10

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Intermediate Municipal Bond Fund, Loomis Sayles Strategic Alpha Fund and Loomis Sayles Strategic Income Fund (the “Existing Funds”) over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis..

The Board noted that, through December 31, 2020, each Existing Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
Loomis Sayles High Income Fund	12%	44%	27%
Loomis Sayles Investment Grade Bond Fund	8%	10%	4%
Loomis Sayles Intermediate Municipal Bond Fund	92%	83%	69%
Loomis Sayles Strategic Alpha Fund	9%	26%	33%
Loomis Sayles Strategic Income Fund	84%	88%	74%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that more recent performance (i.e., for periods ending March 31, 2021) has been stronger relative to its category ; and (3) that the Fund’s long-term (10-year) performance was stronger relative to its category . The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered each Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as applicable, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, as applicable, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for the Funds under their expense limitation agreements . The Trustees also considered that the current expenses for Loomis Sayles Strategic Alpha Fund and Loomis Sayles Strategic Income Fund were below each Fund’s expense limitation. They further noted that management had proposed to reduce the expense cap for Loomis Sayles Strategic Income Fund on all share classes, effective as of July 1, 2021.

11  |

The Trustees noted that each of Loomis Sayles Investment Grade Bond Fund and Loomis Sayles Strategic Income Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified such relatively higher advisory fee rate, including that: (1) the advisory fee was only one basis point higher than the median of a peer group of funds for Loomis Sayles Investment Grade Bond Fund and (2) management had proposed to further reduce the expense limitation of the Loomis Sayles Strategic Income Fund, which had also been reduced last year.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the relevant Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fees charged to each of the Funds were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that each of Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund and Loomis Sayles Strategic Income Fund has breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Loomis Sayles Strategic Income Fund. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2022.

|  12

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2020 and ending December 31, 2020

(including updates through June 30, 2021)

Effective December 1, 2018, the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Funds’ portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Strategic Alpha Fund and Loomis Sayles Strategic Income Fund have established an HLIM.

During the period from January 1, 2020 to December 31, 2020, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations during the period.

During the period January 1, 2021 through June 30, 2021, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any HLIM or illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

13  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 88.3% of Net Assets
Non-Convertible Bonds — 82.8%
	ABS Home Equity — 0.5%
$127,806	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 0.423%, 9/19/2045(a)	$96,528
115,000	Progress Residential Trust, Series 2021-SFR3, Class F, 3.436%, 5/17/2026, 144A	116,217
225,000	Progress Residential Trust, Series 2021-SFR4, Class F, 3.407%, 5/17/2038, 144A	224,584
100,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(b)	99,898

		537,227

	Aerospace & Defense — 2.7%
30,000	Boeing Co. (The), 3.250%, 2/01/2035	30,334
20,000	Boeing Co. (The), 3.550%, 3/01/2038	20,541
430,000	Boeing Co. (The), 5.150%, 5/01/2030	509,187
135,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	135,169
635,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	664,845
95,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	100,334
140,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	149,190
263,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	312,741
60,000	Moog, Inc., 4.250%, 12/15/2027, 144A	62,100
350,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	343,000
190,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	202,825
235,000	TransDigm, Inc., 4.625%, 1/15/2029, 144A	235,082
110,000	TransDigm, Inc., 4.875%, 5/01/2029, 144A	111,045
100,000	TransDigm, Inc., 5.500%, 11/15/2027	104,250
120,000	Triumph Group, Inc., 6.250%, 9/15/2024, 144A	121,800
69,000	Wolverine Escrow LLC, 9.000%, 11/15/2026, 144A	67,275

		3,169,718

	Airlines — 1.3%
30,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	30,038
160,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	200,800
225,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	238,219
255,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	275,719
200,000	Delta Air Lines, Inc., 7.375%, 1/15/2026	234,667
260,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyality Ltd., 5.750%, 1/20/2026, 144A	279,138
105,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	108,694
155,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	160,425

		1,527,700

	Automotive — 2.0%
105,000	Clarios Global LP/Clarios U.S. Finance Co., 8.500%, 5/15/2027, 144A	114,471
75,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	77,344
1,110,000	Ford Motor Co., 9.000%, 4/22/2025	1,368,486
105,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	111,266
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	117,989
300,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028	315,750
40,000	Meritor, Inc., 4.500%, 12/15/2028, 144A	40,550
65,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	67,418
40,000	Tenneco, Inc., 7.875%, 1/15/2029, 144A	45,175
	Automotive — continued
85,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	85,956

		2,344,405

	Banking — 0.7%
400,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	431,368
400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	436,137

		867,505

	Building Materials — 2.2%
265,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	278,634
270,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	274,455
285,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	313,386
125,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	134,063
50,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	51,813
315,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	311,850
170,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	171,309
195,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	189,613
125,000	Park River Holdings, Inc., 6.750%, 8/01/2029, 144A	126,563
125,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	124,219
130,000	SRS Distribution, Inc., 6.125%, 7/01/2029, 144A	133,784
45,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	47,809
165,000	U.S. Concrete, Inc., 5.125%, 3/01/2029, 144A	180,262
165,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	166,237
30,000	White Cap Buyer LLC, 6.875%, 10/15/2028, 144A	32,108

		2,536,105

	Cable Satellite — 5.1%
210,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	205,836
80,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	81,600
600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	611,514
1,005,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	1,062,787
205,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	216,787
420,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	412,066
555,000	CSC Holdings LLC, 4.625%, 12/01/2030	544,516
150,000	DISH DBS Corp., 7.375%, 7/01/2028	161,420
675,000	DISH DBS Corp., 7.750%, 7/01/2026	764,437
254,021	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(c)	250,625
76,397	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(c)	58,829
185,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	194,370
125,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	125,469
310,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	310,713
110,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	117,311
225,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	227,315
200,000	Ziggo BV, 4.875%, 1/15/2030, 144A	205,180
296,000	Ziggo BV, 5.500%, 1/15/2027, 144A	307,544

		5,858,319

	Chemicals — 1.2%
55,000	Chemours Co. (The), 5.375%, 5/15/2027	59,651
150,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	153,879

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Chemicals — continued
$70,000	CVR Partners LP/CVR Nitrogen Finance Corp., 6.125%, 6/15/2028, 144A	$71,750
330,000	Hercules LLC, 6.500%, 6/30/2029	363,776
200,000	Herens Holdco S.a.r.l., 4.750%, 5/15/2028, 144A	199,000
140,000	Hexion, Inc., 7.875%, 7/15/2027, 144A	151,025
80,000	Methanex Corp., 5.125%, 10/15/2027	86,400
20,000	Methanex Corp., 5.250%, 12/15/2029	21,550
185,000	Olin Corp., 5.000%, 2/01/2030	197,256
65,000	Olin Corp., 5.125%, 9/15/2027	67,600
5,000	Olin Corp., 5.625%, 8/01/2029	5,489

		1,377,376

	Construction Machinery — 0.1%
125,000	Titan International, Inc., 7.000%, 4/30/2028, 144A	130,781

	Consumer Cyclical Services — 2.0%
95,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	94,406
35,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	36,050
175,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.250%, 1/15/2028, 144A	186,156
330,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	344,979
185,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.625%, 6/15/2025, 144A	200,669
80,000	Realogy Group LLC/Realogy Co-Issuer Corp., 9.375%, 4/01/2027, 144A	88,891
200,000	Staples, Inc., 7.500%, 4/15/2026, 144A	207,147
240,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	280,800
60,000	TKC Holdings, Inc., 10.500%, 5/15/2029, 144A	64,950
760,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	817,920

		2,321,968

	Consumer Products — 0.3%
160,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	160,165
175,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	184,233

		344,398

	Diversified Manufacturing — 0.5%
120,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	122,100
200,000	TK Elevator U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	210,750
215,000	WESCO Distribution, Inc., 7.250%, 6/15/2028, 144A	239,478

		572,328
	Electric — 0.7%
510,000	Calpine Corp., 5.125%, 3/15/2028, 144A	518,925
140,000	PG&E Corp., 5.000%, 7/01/2028	141,557
25,000	PG&E Corp., 5.250%, 7/01/2030	25,237
110,000	Talen Energy Supply LLC, 10.500%, 1/15/2026, 144A	79,544

		765,263

	Environmental — 0.1%
175,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	172,874

	Finance Companies — 3.1%
105,000	Fortress Transportation & Infrastructure Investors LLC, 5.500%, 5/01/2028, 144A	109,331
265,000	Freedom Mortgage Corp., 7.625%, 5/01/2026, 144A	275,865
150,000	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(d)	150,750
385,000	Midcap Financial Issuer Trust, 6.500%, 5/01/2028, 144A	402,918
655,000	Navient Corp., 4.875%, 3/15/2028	658,275
170,000	Navient Corp., 5.000%, 3/15/2027	175,907
95,000	Navient Corp., 6.750%, 6/25/2025	105,185
170,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	172,125
490,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	514,500
	Finance Companies — continued
380,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	375,250
620,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	624,644

		3,564,750

	Financial Other — 1.5%
175,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	174,125
145,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027, 144A	149,712
1,030,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,063,470
225,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	223,875
120,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	124,354

		1,735,536

	Food & Beverage — 1.6%
65,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	68,068
324,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	345,039
325,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	313,365
120,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	126,114
270,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	287,550
110,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	117,837
140,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	141,217
120,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	119,100
140,000	Triton Water Holdings, Inc., 6.250%, 4/01/2029, 144A	140,350
205,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	209,100

		1,867,740

	Gaming — 4.1%
375,000	Boyd Gaming Corp., 4.750%, 12/01/2027	388,125
165,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	171,188
220,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	233,200
290,000	Caesars Entertainment, Inc., 8.125%, 7/01/2027, 144A	322,538
295,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.250%, 10/15/2025, 144A	298,687
100,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.750%, 7/01/2025, 144A	105,375
200,000	International Game Technology PLC, 4.125%, 4/15/2026, 144A	208,250
220,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	235,950
200,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	203,846
205,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	216,788
255,000	MGM Resorts International, 5.500%, 4/15/2027	279,862
410,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	447,802
330,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	372,240
200,000	Studio City Finance Ltd., 5.000%, 1/15/2029, 144A	201,804
230,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	246,100
370,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025, 144A	398,438
250,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	257,500
165,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	174,281

		4,761,974

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Government Owned – No Guarantee — 0.5%
$340,000	Petroleos Mexicanos, 5.950%, 1/28/2031	$330,310
280,000	YPF S.A., 6.950%, 7/21/2027, 144A	197,232

		527,542

	Healthcare — 4.3%
110,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	111,513
435,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/2027, 144A	464,362
270,000	CHS/Community Health Systems, Inc., 6.125%, 4/01/2030, 144A	274,050
195,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	204,062
235,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	253,212
240,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	230,400
155,000	Encompass Health Corp., 4.500%, 2/01/2028	160,808
300,000	Encompass Health Corp., 4.750%, 2/01/2030	318,750
160,000	HCA, Inc., 7.050%, 12/01/2027	196,000
145,000	HCA, Inc., 7.500%, 11/06/2033	200,100
115,000	HCA, Inc., MTN, 7.750%, 7/15/2036	160,425
270,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	263,250
40,000	ModivCare, Inc., 5.875%, 11/15/2025, 144A	42,800
230,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	231,129
75,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	78,281
75,000	Select Medical Corp., 6.250%, 8/15/2026, 144A	79,877
100,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	102,000
100,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	102,920
920,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	980,389
355,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	370,531
95,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	98,164

		4,923,023

	Home Construction — 0.9%
215,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	212,926
75,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.250%, 9/15/2027, 144A	79,219
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(e)(f)(g)	—
100,000	Empire Communities Corp., 7.000%, 12/15/2025, 144A	105,000
40,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	40,362
230,000	KB Home, 4.800%, 11/15/2029	249,198
165,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	168,863
185,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	208,865

		1,064,433

	Independent Energy — 7.5%
210,000	Antero Resources Corp., 7.625%, 2/01/2029, 144A	233,100
23,000	Antero Resources Corp., 8.375%, 7/15/2026, 144A	26,163
190,000	Apache Corp., 4.250%, 1/15/2030	200,450
60,000	Apache Corp., 4.375%, 10/15/2028	63,870
35,000	Apache Corp., 4.875%, 11/15/2027	37,905
130,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029, 144A	130,000
115,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	120,314
155,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	156,162
45,000	California Resources Corp., 7.125%, 2/01/2026, 144A	47,354
65,000	Callon Petroleum Co., 6.250%, 4/15/2023	65,075
165,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	166,856
	Independent Energy — continued
50,000	Centennial Resource Production LLC, 5.375%, 1/15/2026, 144A	49,000
155,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	158,505
45,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	47,475
105,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	111,849
30,000	Continental Resources, Inc., 4.375%, 1/15/2028	33,188
160,000	Continental Resources, Inc., 4.900%, 6/01/2044	181,201
50,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	59,875
30,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.500%, 1/30/2026, 144A	31,163
50,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/2025, 144A	53,500
165,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	169,064
85,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	87,314
85,000	Energy Ventures GoM LLC/EnVen Finance Corp., 11.750%, 4/15/2026, 144A	88,645
20,000	EQT Corp., 3.125%, 5/15/2026, 144A	20,494
40,000	EQT Corp., 3.625%, 5/15/2031, 144A	41,700
5,000	EQT Corp., 5.000%, 1/15/2029	5,575
55,000	EQT Corp., 7.625%, 2/01/2025	64,157
225,000	EQT Corp., 8.500%, 2/01/2030	293,155
70,000	Hilcorp Energy I LP/Hilcorp Finance Co., 5.750%, 2/01/2029, 144A	72,975
65,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.000%, 2/01/2031, 144A	68,900
150,000	Independence Energy Finance LLC, 7.250%, 5/01/2026, 144A	157,525
205,000	Indigo Natural Resources LLC, 5.375%, 2/01/2029, 144A	214,225
85,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	93,315
115,000	Matador Resources Co., 5.875%, 9/15/2026	118,450
125,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	130,312
130,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	138,492
85,000	Murphy Oil Corp., 6.375%, 7/15/2028	89,620
130,000	Murphy Oil Corp., 6.375%, 12/01/2042	128,748
140,000	Murphy Oil Corp., 6.875%, 8/15/2024	143,150
130,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	140,075
65,000	Oasis Petroleum, Inc., 6.375%, 6/01/2026, 144A	67,777
500,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	511,250
40,000	Occidental Petroleum Corp., 3.000%, 2/15/2027	39,700
20,000	Occidental Petroleum Corp., 3.400%, 4/15/2026	20,450
620,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	633,950
155,000	Occidental Petroleum Corp., 3.500%, 8/15/2029	155,558
245,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	228,124
105,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	98,175
50,000	Occidental Petroleum Corp., 4.400%, 4/15/2046	48,025
145,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	160,225
225,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	250,312
85,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	107,100
40,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	51,400
110,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	138,512
215,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	287,539
220,000	Ovintiv, Inc., 6.500%, 8/15/2034	290,425
10,000	Ovintiv, Inc., 6.500%, 2/01/2038	13,314
90,000	Ovintiv, Inc., 6.625%, 8/15/2037	120,085
95,000	Ovintiv, Inc., 7.200%, 11/01/2031	125,008
45,000	Ovintiv, Inc., 7.375%, 11/01/2031	59,747
35,000	Ovintiv, Inc., 8.125%, 9/15/2030	47,698
135,000	Range Resources Corp., 9.250%, 2/01/2026	148,837

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Independent Energy — continued
$38,000	Range Resources Corp., 5.000%, 3/15/2023	$39,330
85,000	Range Resources Corp., 8.250%, 1/15/2029, 144A	95,837
85,000	SM Energy Co., 5.625%, 6/01/2025	84,150
65,000	SM Energy Co., 6.500%, 7/15/2028	66,788
105,000	SM Energy Co., 6.750%, 9/15/2026	106,837
200,000	Southwestern Energy Co., 6.450%, 1/23/2025	221,400
30,000	Southwestern Energy Co., 7.500%, 4/01/2026	31,763
20,000	Southwestern Energy Co., 7.750%, 10/01/2027	21,700
120,000	Vine Energy Holdings LLC, 6.750%, 4/15/2029, 144A	126,300

		8,636,212

	Industrial Other — 0.3%
125,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	131,588
65,000	Hillenbrand, Inc., 5.750%, 6/15/2025	69,771
130,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	136,825

		338,184

	Leisure — 2.8%
65,000	AMC Entertainment Holdings, Inc., 10.500%, 4/15/2025, 144A	70,525
80,000	Boyne USA, Inc., 4.750%, 5/15/2029, 144A	82,538
650,000	Carnival Corp., 5.750%, 3/01/2027, 144A	680,875
145,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 6.500%, 10/01/2028, 144A	156,238
125,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	128,125
110,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	110,486
220,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	227,975
335,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	350,912
70,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	73,357
125,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	119,386
325,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	324,594
370,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	387,501
180,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	181,575
115,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	113,643
255,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	257,550

		3,265,280

	Lodging — 1.2%
150,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	149,607
415,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	424,338
100,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	101,375
605,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	619,943
20,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	20,614
15,000	Travel & Leisure Co., 6.000%, 4/01/2027	16,479

		1,332,356

	Media Entertainment — 4.1%
305,000	AMC Networks, Inc., 4.250%, 2/15/2029	307,669
145,000	Audacy Capital Corp., 6.750%, 3/31/2029, 144A	150,709
60,000	Clear Channel Outdoor Holdings, Inc., 7.500%, 6/01/2029, 144A	62,120
210,000	Clear Channel Outdoor Holdings, Inc., 7.750%, 4/15/2028, 144A	219,979
	Media Entertainment — continued
130,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	141,050
240,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	155,400
105,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	51,569
265,000	Gray Television, Inc., 4.750%, 10/15/2030, 144A	264,080
260,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	267,475
591,125	iHeartCommunications, Inc., 8.375%, 5/01/2027	633,243
160,000	Lamar Media Corp., 3.750%, 2/15/2028	162,800
175,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	183,969
745,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	886,028
5,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	6,073
45,000	Netflix, Inc., 5.875%, 11/15/2028	55,234
60,000	Netflix, Inc., 6.375%, 5/15/2029	76,635
105,000	Nexstar Broadcasting, Inc., 5.625%, 7/15/2027, 144A	111,300
120,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/2030, 144A	121,800
35,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	36,996
65,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	64,955
185,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	185,694
200,000	Summer BC Bidco B LLC, 5.500%, 10/31/2026, 144A	203,338
170,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	183,813
45,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	48,150
100,000	Univision Communications, Inc., 6.625%, 6/01/2027, 144A	108,355

		4,688,434

	Metals & Mining — 3.8%
405,000	ABJA Investment Co. Pte Ltd., 5.450%, 1/24/2028	436,286
210,000	Alcoa Nederland Holding BV, 5.500%, 12/15/2027, 144A	227,808
60,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	62,850
25,000	Carpenter Technology Corp., 6.375%, 7/15/2028	27,446
220,000	Cleveland-Cliffs, Inc., 4.625%, 3/01/2029, 144A	231,499
180,000	Cleveland-Cliffs, Inc., 4.875%, 3/01/2031, 144A	189,000
139,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/2025, 144A	162,909
845,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	883,963
455,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	495,814
210,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	217,875
340,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	364,225
20,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	24,156
60,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	61,575
285,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	313,144
320,000	Novelis Corp., 4.750%, 1/30/2030, 144A	336,000
50,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	49,938
125,000	United States Steel Corp., 6.250%, 3/15/2026	128,850
75,000	United States Steel Corp., 6.875%, 8/15/2025	76,740
100,000	United States Steel Corp., 6.875%, 3/01/2029	107,000
40,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	39,600

		4,436,678

	Midstream — 5.0%
250,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	270,920
185,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	189,682
80,000	Buckeye Partners LP, 5.600%, 10/15/2044	77,600
55,000	Buckeye Partners LP, 5.850%, 11/15/2043	54,588

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Midstream — continued
$510,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	$531,415
115,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	120,462
40,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	44,200
230,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	262,060
280,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	253,400
110,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	119,625
200,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	223,000
180,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	192,600
160,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	172,893
115,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	113,994
225,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	232,524
120,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	130,320
665,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	693,595
220,000	New Fortress Energy, Inc., 6.500%, 9/30/2026, 144A	224,796
355,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	363,431
105,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	95,287
145,000	NuStar Logistics LP, 5.750%, 10/01/2025	157,687
125,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	127,969
130,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029, 144A	132,275
3,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 9/15/2024, 144A	3,041
5,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 1/15/2028, 144A	5,088
110,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, 3/01/2027, 144A	113,300
255,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	280,413
155,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031, 144A	167,787
200,000	Western Midstream Operating LP, 5.300%, 2/01/2030	224,001
110,000	Western Midstream Operating LP, 5.450%, 4/01/2044	118,525
105,000	Western Midstream Operating LP, 6.500%, 2/01/2050	121,573

		5,818,051

	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
99,317	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 3.573%, 11/15/2031, 144A(a)(h)(i)	65,024
223,463	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 4.573%, 11/15/2031, 144A(a)(h)(i)	128,227
100,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	99,910
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	913,311
45,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.428%, 8/10/2044, 144A(b)	37,356
100,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.426%, 10/15/2030, 144A(b)	78,271
	Non-Agency Commercial Mortgage-Backed Securities — continued
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.573%, 11/15/2027, 144A(a)(f)(g)(h)	93,664
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.473%, 11/15/2027, 144A(a)(f)(g)(h)	40,048
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.325%, 11/15/2059(b)	50,830
145,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	107,803
121,836	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.520%, 3/15/2044, 144A(b)	59,359
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.508%, 12/15/2045(b)	68,665
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.957%, 6/15/2045, 144A(b)(h)(i)	50,991

		1,793,459

	Oil Field Services — 0.9%
55,000	Nabors Industries Ltd., 7.250%, 1/15/2026, 144A	53,900
61,000	Nabors Industries, Inc., 9.000%, 2/01/2025, 144A	64,164
90,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	92,700
10,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	10,300
55,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	58,300
174,000	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	176,038
135,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	135,675
52,250	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	52,773
140,000	Transocean, Inc., 8.000%, 2/01/2027, 144A	117,872
60,000	Transocean, Inc., 11.500%, 1/30/2027, 144A	64,122
35,000	Weatherford International Ltd., 8.750%, 9/01/2024, 144A	36,619
165,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	171,600

		1,034,063

	Packaging — 1.3%
570,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(d)	598,500
500,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	510,000
75,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	80,813
80,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 9/15/2028, 144A	83,200
290,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025, 144A	284,200

		1,556,713

	Pharmaceuticals — 4.1%
725,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	674,250
585,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	546,068
200,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	205,062
260,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	175,332
70,000	Endo Luxembourg Finance Co. I.S.a.r.l/Endo U.S., Inc., 6.125%, 4/01/2029, 144A	68,600
200,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	207,360
335,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	345,117

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$107,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	$109,390
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	357,500
285,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	271,106
1,980,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,734,975

		4,694,760

	Property & Casualty Insurance — 0.4%
212,820	Ardonagh Midco 2 PLC, 12.750% PIK or 11.500% Cash, 1/15/2027, 144A(o)	233,038
105,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	105,000
125,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	127,500

		465,538

	Refining — 0.6%
55,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	59,812
50,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	50,026
395,000	Parkland Corp., 5.875%, 7/15/2027, 144A	421,019
65,000	PBF Holding Co. LLC/PBF Finance Corp., 6.000%, 2/15/2028	44,525
80,000	PBF Holding Co. LLC/PBF Finance Corp., 9.250%, 5/15/2025, 144A	80,591

		655,973

	REITs – Hotels — 0.3%
240,000	Service Properties Trust, 4.750%, 10/01/2026	237,000
135,000	Service Properties Trust, 7.500%, 9/15/2025	152,847

		389,847

	REITs – Mortgage — 0.3%
45,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	44,936
215,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	218,762
75,000	Starwood Property Trust, Inc., 3.625%, 7/15/2026, 144A	75,563

		339,261

	Restaurants — 0.5%
540,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	522,450
100,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	102,750

		625,200

	Retailers — 2.6%
70,000	Ambience Merger Sub, Inc., 4.875%, 7/15/2028, 144A	70,175
130,000	Ambience Merger Sub, Inc., 7.125%, 7/15/2029, 144A	131,300
75,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	77,063
83,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	86,735
400,000	Carvana Co., 5.500%, 4/15/2027, 144A	413,092
105,000	Carvana Co., 5.625%, 10/01/2025, 144A	109,164
220,000	Carvana Co., 5.875%, 10/01/2028, 144A	231,422
35,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	35,613
50,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	51,000
140,000	L Brands, Inc., 5.250%, 2/01/2028	156,625
75,000	L Brands, Inc., 6.625%, 10/01/2030, 144A	86,813
105,000	L Brands, Inc., 6.750%, 7/01/2036	131,512
55,000	L Brands, Inc., 6.875%, 11/01/2035	69,644
90,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	96,400
250,000	Magic Mergeco, Inc., 7.875%, 5/01/2029, 144A	257,812
115,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	122,762
	Retailers — continued
250,000	PetSmart, Inc./PetSmart Finance Corp., 4.750%, 2/15/2028, 144A	259,687
250,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	275,625
10,000	QVC, Inc., 4.450%, 2/15/2025	10,680
10,000	QVC, Inc., 4.850%, 4/01/2024	10,850
115,000	Rite Aid Corp., 7.500%, 7/01/2025, 144A	116,438
180,000	Victoria’s Secret & Co., 4.625%, 7/15/2029, 144A	180,000

		2,980,412

	Technology — 5.2%
99,000	BY Crown Parent LLC/BY Bond Finance, Inc., 4.250%, 1/31/2026, 144A	103,702
145,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	151,706
215,000	Clarivate Science Holdings Corp., 4.875%, 6/30/2029, 144A	220,644
1,005,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,028,869
86,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	87,828
405,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	438,919
235,000	Elastic NV, 4.125%, 7/15/2029, 144A	235,000
360,000	Endure Digital, Inc., 6.000%, 2/15/2029, 144A	356,400
60,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	60,000
465,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	479,973
80,000	J2 Global, Inc., 4.625%, 10/15/2030, 144A	82,824
95,000	LogMeIn, Inc., 5.500%, 9/01/2027, 144A	98,330
60,000	NCR Corp., 5.000%, 10/01/2028, 144A	62,044
70,000	NCR Corp., 5.250%, 10/01/2030, 144A	72,625
50,000	NCR Corp., 8.125%, 4/15/2025, 144A	54,675
190,000	Nielsen Finance LLC/Nielsen Finance Co., 5.625%, 10/01/2028, 144A	200,657
180,000	Nielsen Finance LLC/Nielsen Finance Co., 5.875%, 10/01/2030, 144A	196,016
175,000	Pitney Bowes, Inc., 6.875%, 3/15/2027, 144A	184,844
110,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	113,164
110,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	119,625
90,000	Rackspace Technology Global, Inc., 5.375%, 12/01/2028, 144A	92,250
255,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	253,031
65,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	70,688
260,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	309,096
60,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.625%, 11/01/2026, 144A	62,625
185,000	Square, Inc., 2.750%, 6/01/2026, 144A	188,237
210,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 7.500%, 9/01/2025, 144A	218,662
200,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 10.500%, 2/01/2024, 144A	205,294
105,000	Xerox Holdings Corp., 5.000%, 8/15/2025, 144A	110,840
105,000	Xerox Holdings Corp., 5.500%, 8/15/2028, 144A	109,094

		5,967,662

	Transportation Services — 0.2%
185,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	192,970

	Treasuries — 2.1%
2,485,000	U.S. Treasury Note, 0.125%, 12/15/2023	2,471,895

	Wireless — 1.1%
440,000	Altice France S.A., 5.125%, 1/15/2029, 144A	442,200
200,000	Altice France S.A., 5.125%, 7/15/2029, 144A	200,980
245,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	260,626
305,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	324,127

		1,227,933

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Principal Amount	Description	Value (†)
	Wirelines — 1.5%
$200,000	Cablevision Lightpath LLC, 5.625%, 9/15/2028, 144A	$203,700
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	143,629
135,000	Embarq Corp., 7.995%, 6/01/2036	153,043
25,000	Lumen Technologies, Inc., 5.125%, 12/15/2026, 144A	25,969
455,000	Lumen Technologies, Inc., 5.375%, 6/15/2029, 144A	461,545
225,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	268,312
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	154,800
210,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	209,475
100,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.750%, 8/15/2028, 144A	103,000

		1,723,473

	Total Non-Convertible Bonds (Identified Cost $92,345,104)	95,605,319

Convertible Bonds — 5.5%
	Airlines — 0.3%
80,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	79,720
190,000	Southwest Airlines Co., 1.250%, 5/01/2025	287,731

		367,451

	Cable Satellite — 2.0%
2,080,000	DISH Network Corp., 3.375%, 8/15/2026	2,122,640
145,000	Liberty Media Corp., 0.500%, 12/01/2050, 144A	166,823

		2,289,463

	Consumer Cyclical Services — 0.3%
110,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(j)	118,800
120,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.735%, 2/15/2026, 144A(k)	116,025
150,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(j)	152,100

		386,925

	Healthcare — 0.5%
535,000	Teladoc Health, Inc., 1.250%, 6/01/2027	598,879

	Media Entertainment — 0.1%
175,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(j)	166,906

	Pharmaceuticals — 1.6%
110,000	Aerie Pharmaceuticals, Inc., 1.500%, 10/01/2024	108,354
340,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	352,342
970,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	971,869
100,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027, 144A(j)	113,812
115,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(j)	112,665
75,000	Livongo Health, Inc., 0.875%, 6/01/2025	119,143
45,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	60,161

		1,838,346

	Technology — 0.7%
510,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	693,600
55,000	Splunk, Inc., 1.125%, 6/15/2027	53,591

		747,191

	Total Convertible Bonds (Identified Cost $6,405,489)	6,395,161

	Total Bonds and Notes (Identified Cost $98,750,593)	102,000,480

Collateralized Loan Obligations — 1.7%
260,000	CIFC Funding Ltd., Series 2019-1A, Class DR, 3-month LIBOR + 3.100%, 3.288%, 4/20/2032, 144A(a)	260,081
255,000	Madison Park Funding XII Ltd., Series 2014-12A, Class E, 3-month LIBOR + 5.100%, 5.288%, 7/20/2026, 144A(a)	254,449
260,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 6.546%, 4/21/2034, 144A(a)	260,007
310,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 7/02/2035, 144A(a)(f)(l)	310,000
370,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3-month LIBOR + 3.750%, 3.934%, 4/15/2034, 144A(a)	371,656
250,000	Palmer Square CLO Ltd., Series 2021-2A, Class D, 3-month LIBOR + 2.900%, 3.006%, 7/15/2034, 144A(a)	249,994
250,000	Palmer Square Loan Funding Ltd., Series 2020-3A, Class D, 3-month LIBOR + 4.230%, 4.418%, 7/20/2028, 144A(a)	250,845

	Total Collateralized Loan Obligations (Identified Cost $1,952,741)	1,957,032

Senior Loans — 0.3%
	Airlines — 0.1%
135,340	United Airlines, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 4/21/2028(a)	136,993

	Chemicals — 0.1%
155,000	Lonza Group AG, USD Term Loan B, 4/29/2028(m)	155,084

	Pharmaceuticals — 0.1%
116,000	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(a)	116,326

	Total Senior Loans (Identified Cost $403,558)	408,403

Shares
Preferred Stocks — 2.1%
Convertible Preferred Stocks — 2.1%
	Food & Beverage — 0.6%
6,307	Bunge Ltd., 4.875%	731,990

	Healthcare — 0.1%
942	Boston Scientific Corp., Series A, 5.500%	109,329

	Technology — 0.3%
2,750	Clarivate PLC, Series A, 5.250%	287,925

	Wireless — 1.1%
1,002	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(h)(i)	1,262,600

	Total Convertible Preferred Stocks (Identified Cost $2,267,636)	2,391,844

	Total Preferred Stocks (Identified Cost $2,267,636)	2,391,844

Common Stocks — 0.6%
	Chemicals — 0.2%
12,177	Hexion Holdings Corp., Class B(n)	225,275

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Shares	Description	Value (†)
	Energy Equipment & Services — 0.0%
10,149	McDermott International Ltd.(n)	$4,973

	Media — 0.2%
9,786	iHeartMedia, Inc., Class A(n)	263,537

	Oil, Gas & Consumable Fuels — 0.2%
3,650	Battalion Oil Corp.(n)	48,910
3,768	Whiting Petroleum Corp.(n)	205,544

		254,454

	Total Common Stocks (Identified Cost $1,358,371)	748,239

Other Investments — 0.1%
	Aircraft ABS — 0.1%
100	ECAF I Blocker Ltd.(f)(g)(h)(p) (Identified Cost $1,000,000)	114,940

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(f)(g)(n)	1,423
22,577	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(f)(g)(n)	677

	Total Warrants (Identified Cost $31,517)	2,100

Exchange-Traded Funds — 1.0%
13,000	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $1,141,379)	1,144,520

Principal Amount
Short-Term Investments — 5.1%
$5,887,409	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $5,887,409 on 7/01/2021 collateralized by $4,404,200 U.S. Treasury Bond, 4.250% due 5/15/2039 valued at $6,005,197 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,887,409)	5,887,409

	Total Investments — 99.2% (Identified Cost $112,793,204)	114,654,967
	Other assets less liabilities — 0.8%	899,524

	Net Assets — 100.0%	$115,554,491

(†)	See Note 2 of Notes to Financial Statements.
(a)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.
(c)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.
(d)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2021, interest payments were made in cash.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(g)	Fair valued by the Fund’s adviser. At June 30, 2021, the value of these securities amounted to $250,752 or 0.2% of net assets. See Note 2 of Notes to Financial Statements.
(h)	Illiquid security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2021, the value of these securities amounted to $1,506,842 or 1.3% of net assets. See Note 2 of Notes to Financial Statements.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(l)	New issue unsettled as of June 30, 2021. Coupon rate does not take effect until settlement date.
(m)	Position is unsettled. Contract rate was not determined at June 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	Non-income producing security.
(o)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2021, interest payments were made in principal.
(p)	Securities subject to restriction on resale. At June 30, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	12/20/2016	$1,000,000	$114,940	0.1%

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $70,363,832 or 60.9% of net assets.
ABS	Asset-Backed Securities
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles High Income Fund – (continued)

Industry Summary at June 30, 2021 (Unaudited)

Independent Energy	7.5%
Cable Satellite	7.1
Technology	6.2
Pharmaceuticals	5.8
Midstream	5.0
Healthcare	4.9
Media Entertainment	4.2
Gaming	4.1
Metals & Mining	3.8
Finance Companies	3.1
Leisure	2.8
Aerospace & Defense	2.7
Retailers	2.6
Consumer Cyclical Services	2.3
Food & Beverage	2.2
Building Materials	2.2
Wireless	2.2
Treasuries	2.1
Automotive	2.0
Other Investments, less than 2% each	18.6
Short-Term Investments	5.1
Collateralized Loan Obligations	1.7
Exchange-Traded Funds	1.0

Total Investments	99.2
Other assets less liabilities	0.8

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 95.2% of Net Assets
Municipals — 95.2%
	Arizona — 0.6%
$200,000	City of Mesa, Excise Tax Revenue, 4.000%, 7/01/2037	$242,739

	California — 3.1%
1,000,000	California State, GO, Various Purpose, Refunding, 4.000%, 3/01/2037	1,218,971

	Colorado — 5.8%
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	287,941
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	427,449
250,000	Denver City & County, Airport System Revenue, Series A, AMT, 5.000%, 11/15/2030	309,516
500,000	Regional Transportation District Sales Tax Revenue, Series A, 5.000%, 11/01/2028	646,692
500,000	State of Colorado, Certificate of Participation, Series A, 4.000%, 12/15/2035	614,578

		2,286,176

	Delaware — 1.7%
225,000	Delaware Municipal Electric Corp. Revenue, Beasley Power Station Project, Refunding, 5.000%, 7/01/2028	286,151
250,000	University of Delaware, Revenue Bond, 5.000%, 11/01/2043	375,821

		661,972

	Florida — 12.5%
500,000	Alachua County School Board, Certificate of Participation, (AGM Insured), 5.000%, 7/01/2028	633,957
340,000	Bay County School Board, Certificate of Participation, Series A, (AGM Insured), 5.000%, 7/01/2033	442,448
230,000	City of Cape Coral Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, Refunding, (AGM Insured), 3.000%, 9/01/2027	257,363
90,000	City of Cape Coral Utility Improvement Assessment, Various Areas, Water & Sewer Revenue, Refunding, (AGM Insured), 3.000%, 9/01/2028	101,602
200,000	Clay County, Sales Surtax Revenue, 4.000%, 10/01/2039	235,972
225,000	County of Collier Special Obligation, Revenue Bonds, Series A, 4.000%, 10/01/2036	276,412
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	550,242
500,000	Lee County Airport Revenue, Refunding, Series A, AMT, 5.000%, 10/01/2028	635,402
500,000	Miami-Dade County Aviation Revenue, Refunding, Series A, 4.000%, 10/01/2039	597,188
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	442,897
225,000	Sarasota County Utility System Revenue, Series A, 5.000%, 10/01/2027	284,753
400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	472,337

		4,930,573

	Georgia — 0.7%
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	276,403

	Illinois — 6.4%
$540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	$595,139
500,000	Chicago O’Hare International Airport, Series C, AMT, 5.000%, 1/01/2046	568,259
450,000	Illinois Finance Authority Revenue, The Carle Foundation, Refunding, Series A, 5.000%, 8/15/2029	587,104
400,000	Illinois Finance Authority, Presbyterian Homes Obligation Group, Revenue Bonds, Series A, 3.000%, 5/01/2025	433,984
300,000	State of Illinois, GO, 5.000%, 6/01/2028	354,828

		2,539,314

	Iowa — 0.3%
100,000	Iowa Tobacco Settlement Authority Revenue, Refunding, Series A-2, Class 1, 5.000%, 6/01/2027	125,461

	Kentucky — 1.8%
700,000	Trimble County Pollution Control, Louisville Gas & Electric Project, Revenue Bonds, Series B, AMT, 1.350%, 11/01/2027	705,772

	Louisiana — 3.5%
625,000	Louisiana Public Facilities Authority Revenue, Loyola University New Orleans Project, Refunding, 5.000%, 10/01/2032	829,709
250,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2036	299,339
200,000	New Orleans Aviation Board, General Airport Revenue, North Terminal Project, Series B, AMT, 5.000%, 1/01/2035	239,987

		1,369,035

	Maryland — 1.1%
360,000	Maryland Health & Higher Educational Facilities Authority, Series B2, 5.000%, 7/01/2045	436,898

	Michigan — 1.8%
600,000	University of Michigan, Revenue Bonds, 5.000%, 4/01/2032	716,206

	Minnesota — 1.0%
390,000	Minnesota Housing Finance Agency, Revenue Bonds, Series A, AMT, 1.350%, 1/01/2027	391,918

	Nebraska — 0.8%
250,000	Douglas County Hospital Authority No. 2, Series A, 5.000%, 11/15/2030	328,839

	Nevada — 2.7%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	567,813
240,000	Las Vegas Convention & Visitors Authority, Refunding, Series C, 5.000%, 7/01/2032	265,725
200,000	Washoe County School District, GO, Series A, 5.000%, 10/01/2025	237,736

		1,071,274

	New Jersey — 2.8%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtua Health, Inc., 5.000%, 7/01/2023	289,956
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	566,087
270,000	New Jersey Transportation Trust Fund Authority, Capital Appreciation Transportation System, Revenue Bonds, Series A, Zero Coupon, 0.000%, 12/15/2029(a)	231,130

		1,087,173

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
	New Mexico — 1.5%
$500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	$577,923

	New York — 4.5%
500,000	Metropolitan Transportation Authority, Series D, 4.000%, 11/15/2032	569,637
400,000	New York City, GO, Refunding, Series A1, 5.000%, 8/01/2030	532,817
200,000	New York State Dormitory Authority, Series D, 4.000%, 2/15/2038	238,563
350,000	Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, 4.000%, 9/01/2032	423,438

		1,764,455

	North Carolina — 1.7%
180,000	Buncombe County, Limited Obligation, Revenue, Series A, 4.000%, 6/01/2034	221,371
400,000	North Carolina Agricultural & Technical University System Revenue, Series A, 4.000%, 10/01/2045	444,017

		665,388

	North Dakota — 1.9%
250,000	City of West Fargo, GO, Refunding, Series A, 4.000%, 5/01/2026	288,854
350,000	North Dakota Building Authority, Series A, 5.000%, 12/01/2030	471,023

		759,877

	Ohio — 4.4%
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	551,057
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	557,937
500,000	Ohio State University (The), Series A, 5.000%, 12/01/2026	617,692

		1,726,686

	Oregon — 0.7%
230,000	Port of Portland, Airport Revenue, Portland International Airport, Series 25-B, 5.000%, 7/01/2028	290,734

	Pennsylvania — 0.8%
270,000	Allegheny County Higher Education Building Authority, Refunding, Series A, 5.000%, 3/01/2029	310,123

	Rhode Island — 1.4%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	553,382

	Tennessee — 5.5%
185,000	Greeneville Health & Educational Facilities Board, Series A, 5.000%, 7/01/2028	233,709
550,000	Memphis-Shelby County Airport Authority, Revenue Bonds, Series A, AMT, 5.000%, 7/01/2026	661,759
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	604,705
500,000	Tennessee Energy Acquisition Corp., Commodity Project Revenue, 5.000%, 5/01/2052	662,542

		2,162,715

	Texas — 12.5%
330,000	Central Texas Regional Mobility Authority, Revenue Bonds, Series B, 5.000%, 1/01/2031	441,737
500,000	Grand Parkway Transportation Corp, Series A, Prerefunded 10/01/2023@100, 5.500%, 4/01/2053	559,507
	Texas — continued
$500,000	Harris County Toll Road Authority (The), 4.000%, 8/15/2038	$611,572
1,000,000	Houston Combined Utility System Revenue, Series A, (AGM Insured), Zero Coupon, 0.000%, 12/01/2025(a)	964,823
300,000	Lower Colorado River Authority, Refunding, 5.000%, 5/15/2030	385,824
500,000	New Braunfels Utility System Revenue, 5.000%, 7/01/2029	632,576
400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	440,516
250,000	Texas City Independent School District, GO, (PSF-GTD), 4.000%, 8/15/2034	295,370
500,000	Texas Public Finance Authority, Refunding, 4.000%, 2/01/2034	599,843

		4,931,768

	Utah — 5.0%
500,000	Utah County Hospital Revenue, IHC Health Services, Inc., Series A, 4.000%, 5/15/2043	596,116
500,000	Utah Infrastructure Agency, Telecommunication Revenue, 4.000%, 10/15/2033	593,768
250,000	Utah Infrastructure Agency, Telecommunication Revenue, 4.000%, 10/15/2036	294,195
180,000	Utah Transit Authority Sales Tax Revenue, Series A, Prerefunded 06/15/2025@100, 5.000%, 6/15/2038	212,439
250,000	Weber Basin Water Conservancy District, Revenue Bonds, Series A, 4.000%, 4/01/2040	296,771

		1,993,289

	Washington — 6.0%
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	574,470
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	540,602
360,000	Port of Seattle Revenue, Intermediate Lien Private Activity, Refunding, AMT, 5.000%, 8/01/2027	445,347
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	564,546
200,000	State of Washington, GO, Series 2015-C, Class R, 5.000%, 7/01/2029	231,339

		2,356,304

	Wisconsin — 1.9%
500,000	Public Finance Authority Solid Waste Disposal Revenue, Waste Management, Inc., Series A-3-REMK, AMT, 1.100%, 7/01/2029	503,111
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	255,520

		758,631

	Wyoming — 0.8%
275,000	Laramie County, Cheyenne Regional Medical Center Project, Hospital Revenue, Refunding, 4.000%, 5/01/2033	334,149

	Total Bonds and Notes (Identified Cost $36,086,948)	37,574,148

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Intermediate Municipal Bond Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 6.3%
$2,466,606	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $2,466,606 on 7/01/2021 collateralized by $2,212,700 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $2,515,982 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,466,606)	$2,466,606

	Total Investments — 101.5% (Identified Cost $38,553,554)	40,040,754
	Other assets less liabilities — (1.5)%	(588,292)

	Net Assets — 100.0%	$39,452,462

(†)	See Note 2 of Notes to Financial Statements.
(a)	Interest rate represents annualized yield at time of purchase; not a coupon rate.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
GO	General Obligation
PSF-GTD	Permanent School Fund Guarantee Program

Industry Summary at June 30, 2021 (Unaudited)

Hospitals	16.4%
General Purpose Public Improvement	14.4
Airports	13.1
Higher Education	11.3
Water and Sewer	7.4
Primary Secondary Education	7.2
Toll Roads, Streets & Highways	5.6
Mass Rapid Transportation	3.5
Electric Public Power	3.5
Combined Utilities	2.3
Industrial Development	2.2
Other Transportation	2.2
Other Investments, less than 2% each	6.1
Short-Term Investments	6.3

Total Investments	101.5
Other assets less liabilities	(1.5)

Net Assets	100.0%

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 90.6% of Net Assets
Non-Convertible Bonds — 89.0%
	ABS Car Loan — 7.6%
$8,084,321	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023(a)	$8,171,847
7,865,000	American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.890%, 9/12/2025, 144A	8,062,626
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,058,397
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024(a)	11,076,017
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	27,264,267
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,861,290
1,395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	1,433,326
11,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class D, 3.040%, 3/20/2025, 144A	11,083,919
1,940,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	2,080,597
8,910,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A(a)	9,172,676
3,650,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.910%, 1/15/2025	3,775,447
13,585,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025	14,234,272
5,811,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	6,092,287
2,315,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	2,398,914
4,625,000	CarMax Auto Owner Trust, Series 2020-1, Class D, 2.640%, 7/15/2026	4,802,526
23,320,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	24,044,618
2,525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	2,619,574
275,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A	280,769
6,555,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026(a)	6,842,122
16,395,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026(a)	17,015,654
3,700,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026(a)	3,844,821
10,760,000	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	11,113,963
3,950,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	4,089,340
3,400,000	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025, 144A	3,514,665
7,410,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class D, 1.080%, 11/16/2026	7,367,893
3,790,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	3,915,614
4,610,000	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025, 144A	4,784,445
30,600,000	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024(a)	30,748,808
	ABS Car Loan — continued
15,340,000	Ford Credit Auto Owner Trust, Series 2020-C, Class A3, 0.410%, 7/15/2025(a)	15,356,822
27,290,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025(a)	27,268,354
8,555,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	8,889,059
6,301,852	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/2023(a)	6,369,480
6,255,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024(a)	6,335,909
10,120,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025(a)	10,125,337
21,335,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class A3, 0.510%, 4/16/2026(a)	21,367,835
1,400,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	1,419,888
3,186,259	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023(a)	3,224,501
16,245,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025(a)	16,234,605
3,000,000	JPMorgan Chase Bank NA, Series 2021-1, Class D, 1.174%, 9/25/2028, 144A	3,000,666
6,655,000	Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.930%, 7/15/2024(a)	6,737,940
18,955,000	Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3, 0.550%, 7/15/2024(a)	19,034,099
4,350,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	4,491,704
27,665,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	28,454,271
6,995,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	7,225,657
8,455,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.680%, 10/15/2025(a)	8,661,940
12,815,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	13,900,597
2,900,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	2,968,440
9,480,000	Toyota Auto Receivables Owner Trust, Series 2021-A, Class A2, 0.160%, 7/17/2023(a)	9,480,070
15,495,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	15,899,641

		481,197,509

	ABS Credit Card — 0.5%
939,000	American Express Credit Account Master Trust, Series 2018-8, Class A, 3.180%, 4/15/2024	944,890
8,000,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024(a)	8,151,489
3,460,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	3,482,056
11,730,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/2024(a)	11,927,242
1,690,000	Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2, 2.190%, 11/20/2023(a)	1,703,114
6,355,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A	6,374,192

		32,582,983

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — 5.4%
$15,451,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	$16,916,356
441,942	Bayview Opportunity Master Fund IVb Trust, Series 2019-RN4, Class A1, 3.278%, 10/28/2034, 144A(b)	443,526
1,250,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class B2, 4.750%, 1/28/2055, 144A(b)	1,337,130
2,936,348	Bayview Opportunity Master Fund V Trust, Series 2020-RN3, Class A1, 3.228%, 9/25/2035, 144A(b)	2,968,101
2,675,884	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 0.856%, 11/16/2066, 144A(a)(c)	2,685,728
408,099	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(b)	408,474
4,683,728	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(b)	4,723,261
1,761,873	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(b)	1,766,988
5,459,679	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(a)(b)	5,663,343
2,434,000	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	2,684,021
4,353,755	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A(a)	4,556,057
2,929,000	CoreVest American Finance Trust, Series 2019-3, Class B, 3.163%, 10/15/2052, 144A	3,113,949
1,259,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.844%, 5/15/2052, 144A(b)	1,438,126
4,175,084	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060, 144A(b)	4,228,869
7,014,621	Credit Suisse Mortgage Trust, Series 2021-RPL1, Class A1, 1.668%, 9/27/2060, 144A(b)	7,036,064
1,515,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037, 144A	1,541,316
11,696,000	FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.968%, 10/19/2037, 144A	11,647,880
3,083,000	FirstKey Homes Trust, Series 2020-SRF1, Class D, 2.241%, 9/17/2025, 144A	3,110,241
6,629,966	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)(b)	6,829,701
386,813	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.597%, 8/25/2060, 144A(c)	387,148
2,667,278	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039, 144A	2,671,951
2,523,761	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039, 144A	2,486,508
2,305,000	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.153%, 6/17/2037, 144A(c)	2,310,102
1,130,000	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.232%, 7/17/2037, 144A(c)	1,133,338
3,046,734	Invitation Homes Trust, Series 2018-SFR4, Class D, 1-month LIBOR + 1.650%, 1.732%, 1/17/2038, 144A(c)	3,052,432
7,020,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(a)(b)	7,157,978
895,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(b)	915,050
	ABS Home Equity — continued
10,123,130	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(b)	10,181,902
326,289	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.750%, 1/25/2059, 144A(b)	326,858
3,371,400	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(b)	3,399,441
6,899,176	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.438%, 5/25/2059, 144A(b)	6,912,802
7,301,347	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(b)	7,353,864
1,893,016	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A	1,928,696
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(a)(b)	1,560,424
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(b)	2,982,241
3,742,621	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(a)(b)	3,947,126
8,805,175	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(a)(b)	9,061,049
5,168,898	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072%, 12/26/2059, 144A(b)	5,208,237
1,332,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	1,339,417
2,290,000	Progress Residential Trust, Series 2018-SFR3, Class D, 4.427%, 10/17/2035, 144A	2,305,155
2,530,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/2035, 144A	2,559,434
2,830,000	Progress Residential Trust, Series 2019-SFR1, Class D, 4.168%, 8/17/2035, 144A	2,871,831
4,732,000	Progress Residential Trust, Series 2019-SFR2, Class D, 3.794%, 5/17/2036, 144A	4,805,221
1,690,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/2036, 144A	1,725,100
3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 10/17/2036, 144A	3,917,364
155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/2037, 144A	159,279
295,000	Progress Residential Trust, Series 2020-SFR3, Class B, 1.495%, 10/17/2027, 144A	297,829
1,818,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027, 144A	1,819,610
5,780,000	Progress Residential Trust, Series 2021-SFR2, Class E1, 2.547%, 4/19/2038, 144A	5,834,667
2,420,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A	2,440,745
2,015,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	2,027,609
3,575,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038, 144A	3,574,853
1,795,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	1,794,734
14,747,807	PRPM LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025, 144A(b)	14,813,563
1,958,555	PRPM LLC, Series 2020-2, Class A1, 3.671%, 8/25/2025, 144A(b)	1,971,818
6,103,281	PRPM LLC, Series 2020-3, Class A1, 2.857%, 9/25/2025, 144A(b)	6,135,688
5,675,858	PRPM LLC, Series 2020-4, Class A1, 2.951%, 10/25/2025, 144A(b)	5,699,859
11,991,600	PRPM LLC, Series 2020-5, Class A1, 3.104%, 11/25/2025, 144A(b)	12,071,113
9,076,075	PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026, 144A(b)	9,092,472

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$361,003	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(b)	$365,414
3,147,991	RCO V Mortgage LLC, Series 2020-1, Class A1, 3.105%, 9/25/2025, 144A(b)	3,173,206
1,139,558	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(a)(b)	1,157,992
1,515,038	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(a)(b)	1,527,364
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(b)	5,227,084
6,390,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 1.592%, 2/25/2057, 144A(c)	6,481,210
216,175	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/2055, 144A(b)	216,530
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(b)	1,876,165
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(b)	2,027,497
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058, 144A(b)	18,633,816
7,783,391	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(a)(b)	8,049,138
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(b)	3,477,152
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038, 144A	3,982,746
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038, 144A	2,663,002
2,536,984	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	2,543,638
3,103,139	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(b)	3,103,323
8,327,020	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(b)	8,317,493
7,447,527	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(b)	7,454,843
5,498,946	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(b)	5,501,861
10,751,699	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 2.240%, 4/25/2051, 144A(b)	10,753,742

		339,866,855

	ABS Other — 3.2%
5,313,430	Business Jet Securities LLC, Series 2021-1A, Class A, 2.162%, 4/15/2036, 144A	5,354,274
8,192,188	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045, 144A	8,265,984
7,875,546	CLI Funding VI LLC, Series 2020-3A, Class A, 2.070%, 10/18/2045, 144A	7,937,122
5,743,273	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A	5,693,069
940,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	952,041
945,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	960,449
36,369,563	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(d)(e)(f)	20,003,260
2,685,770	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	2,640,077
1,975,000	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A(a)	2,006,827
3,645,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A	3,722,405
	ABS Other — continued
1,980,000	HPEFS Equipment Trust, Series 2020-2A, Class C, 2.000%, 7/22/2030, 144A(a)	2,026,813
2,795,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A	2,787,045
7,333,108	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	7,297,152
12,558,888	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	12,577,490
3,678,169	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	3,687,429
1,186,887	Marlette Funding Trust, Series 2019-4A, Class A, 2.390%, 12/17/2029, 144A	1,192,882
134,889	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	135,164
1,919,631	Merlin Aviation Holdings DAC, Series 2016-1, Class A, 4.500%, 12/15/2032, 144A(b)	1,843,996
867,546	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037, 144A	920,208
508,538	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A	520,460
8,040,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	8,086,377
4,675,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A	4,917,329
6,585,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A(a)	6,703,576
14,599,366	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	14,438,583
530,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030, 144A	527,996
1,712,949	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037, 144A	1,718,806
640,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 3.491%, 9/15/2032(c)	639,777
1,000,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 3.604%, 9/15/2032(c)	999,652
13,765,000	SoFi Consumer Loan Program Trust, Series 2019-1, Class C, 3.730%, 2/25/2028, 144A(a)	14,052,042
2,481,519	SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 2/25/2027, 144A(a)	2,515,834
6,720,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A(a)	6,856,371
6,805,000	SoFi Consumer Loan Program Trust, Series 2019-2, Class C, 3.460%, 4/25/2028, 144A(a)	6,973,904
12,755,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A(a)	13,067,015
7,370,000	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A(a)	7,571,901
6,268,267	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A	6,200,035

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	ABS Other — continued
$6,599,771	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A	$6,496,831
13,286,531	Triton Container Finance VIII LLC, Series 2021-1A, Class A, 1.860%, 3/20/2046, 144A	13,201,800

		205,491,976

	ABS Student Loan — 1.0%
745,000	College Ave Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051, 144A	760,478
4,911,169	Commonbond Student Loan Trust, Series 2020-1, Class A, 1.690%, 10/25/2051, 144A(a)	4,906,611
3,010,080	EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class A, 1.800%, 11/25/2045, 144A(a)	3,016,468
5,430,046	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044, 144A(a)	5,531,733
8,825,000	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050, 144A(a)	8,806,232
1,702,496	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069, 144A(a)	1,713,816
6,038,139	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069, 144A(a)	6,027,096
560,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069, 144A	563,430
534,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.583%, 6/15/2032(c)	533,885
411,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 3.600%, 6/15/2032(c)	410,912
803,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.596%, 3/15/2033(c)	802,691
544,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.486%, 3/15/2033(c)	543,791
2,500,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A	2,605,032
565,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A	615,509
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A	1,624,515
8,701,500	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A(a)	9,122,314
14,643,272	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A(a)	15,270,713
1,100,000	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037, 144A(a)	1,130,683

		63,985,909

	ABS Whole Business — 1.2%
9,812,157	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	10,376,120
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,727,837
	ABS Whole Business — continued
7,169,303	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	7,918,638
2,889,923	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	3,118,342
5,178,225	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	5,632,304
4,063,563	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	4,395,312
15,470,000	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A21, 2.662%, 4/25/2051, 144A	16,006,654
199,000	Hardee’s Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/2050, 144A	209,854
1,663,665	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	1,681,932
17,316,300	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	18,330,981
2,484,875	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A	2,642,540
2,024,925	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841%, 12/05/2050, 144A	2,100,070

		76,140,584

	Aerospace & Defense – 3.2%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030, 144A	14,803,639
29,500,000	Boeing Co. (The), 2.196%, 2/04/2026	29,781,968
3,780,000	Boeing Co. (The), 2.250%, 6/15/2026	3,859,004
4,874,000	Boeing Co. (The), 2.950%, 2/01/2030	4,990,481
655,000	Boeing Co. (The), 3.100%, 5/01/2026	692,441
3,225,000	Boeing Co. (The), 3.200%, 3/01/2029	3,384,632
9,088,000	Boeing Co. (The), 3.375%, 6/15/2046	8,754,925
3,564,000	Boeing Co. (The), 3.625%, 3/01/2048	3,561,019
14,352,000	Boeing Co. (The), 3.750%, 2/01/2050	14,804,806
1,932,000	Boeing Co. (The), 3.825%, 3/01/2059	1,971,393
3,241,000	Boeing Co. (The), 3.850%, 11/01/2048	3,325,884
7,330,000	Boeing Co. (The), 3.900%, 5/01/2049	7,718,833
1,825,000	Boeing Co. (The), 3.950%, 8/01/2059	1,909,378
4,740,000	Boeing Co. (The), 5.150%, 5/01/2030	5,612,894
32,173,000	Boeing Co. (The), 5.805%, 5/01/2050	43,325,160
4,465,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	4,715,710
4,350,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,635,534
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	7,502,730
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030	4,848,263
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	839,462
1,335,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	1,308,300
29,075,000	Textron, Inc., 3.000%, 6/01/2030	30,582,222

		202,928,678

	Airlines — 0.9%
1,715,855	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	1,675,533
6,470,547	American Airlines Pass Through Trust, Series 2016-1, Class B, 5.250%, 7/15/2025	6,354,853
12,350,471	American Airlines Pass Through Trust, Series 2016-3, Class A, 3.250%, 4/15/2030	12,001,128
1,415,848	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,360,007

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Airlines — continued
$5,314,777	American Airlines Pass Through Trust, Series 2017-2, Class A, 3.600%, 4/15/2031	$5,250,642
3,106,502	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	3,012,391
18,996,916	American Airlines Pass Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	18,070,247
6,139,662	British Airways Pass Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030, 144A	6,096,193
2,513,448	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	2,559,860
1,030,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	1,066,235
1,540,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	1,593,900

		59,040,989

	Automotive — 1.9%
25,580,000	American Honda Finance Corp., MTN, 0.550%, 7/12/2024	25,497,125
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,687,340
9,966,000	General Motors Co., 5.200%, 4/01/2045	12,317,669
27,915,000	General Motors Co., 5.400%, 4/01/2048	35,556,281
205,000	General Motors Co., 5.950%, 4/01/2049	279,063
9,600,000	General Motors Co., 6.250%, 10/02/2043	13,252,733
24,360,000	Volkswagen Group of America Finance LLC, 0.875%, 11/22/2023, 144A	24,424,678
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	3,124,016

		121,138,905

	Banking — 9.2%
300,000	Ally Financial, Inc., 3.875%, 5/21/2024	323,263
39,613,000	Ally Financial, Inc., 4.625%, 3/30/2025	44,352,973
2,835,000	Ally Financial, Inc., 5.750%, 11/20/2025	3,255,027
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	2,062,787
10,155,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	11,522,269
5,800,000	Banco Santander S.A., 2.749%, 12/03/2030	5,745,584
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	53,697,450
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	112,916
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	28,712,423
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	4,996,445
18,255,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	19,018,789
3,335,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	3,372,852
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	24,862,500
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	513,675
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,385,647
7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	7,778,773
15,615,000	Credit Suisse AG, 0.495%, 2/02/2024	15,558,474
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	15,745,733
3,390,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	3,607,957
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,847,029
6,155,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032	6,258,699
	Banking — continued
9,260,000	Deutsche Bank AG, (fixed rate to 9/18/2023, variable rate thereafter), 2.222%, 9/18/2024	9,510,213
6,235,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	6,636,955
23,870,000	Goldman Sachs Group, Inc. (The), Series FXD, 0.481%, 1/27/2023	23,883,162
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	79,455,237
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	34,006,501
12,025,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027	12,087,302
100,000	KeyBank NA, 6.950%, 2/01/2028	127,312
30,210,000	Morgan Stanley, (fixed rate to 1/25/2023, variable rate thereafter), MTN, 0.529%, 1/25/2024	30,194,686
1,845,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	2,089,031
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	22,035,812
25,560,000	Nationwide Building Society, 0.550%, 1/22/2024, 144A	25,451,881
15,160,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	16,192,707
20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	22,049,097
11,950,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A	12,399,320
16,790,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A	16,841,257
7,090,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	8,291,437
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	4,206,678

		581,189,853

	Brokerage — 0.8%
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	26,058,197
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	10,908,988
13,940,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	13,762,429

		50,729,614

	Building Materials — 1.5%
31,375,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	31,892,687
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	17,791,528
5,955,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	6,547,523
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	3,545,353
23,975,000	Owens Corning, 7.000%, 12/01/2036	34,794,011
2,655,000	Vulcan Materials Co., 3.500%, 6/01/2030	2,926,609

		97,497,711

	Cable Satellite — 1.9%
9,425,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	9,605,866
2,826,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	2,942,470
315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	326,419
550,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	601,205
13,450,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.400%, 12/01/2061	14,451,828
30,810,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	35,386,792

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Cable Satellite — continued
$6,695,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.750%, 4/01/2048	$8,521,000
240,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	249,300
2,360,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	2,613,936
470,000	Sirius XM Radio, Inc., 4.625%, 7/15/2024, 144A	482,408
2,416,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	2,531,364
865,000	Sirius XM Radio, Inc., 5.375%, 7/15/2026, 144A	893,112
200,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	217,940
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	19,886,681
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	19,602,370
800,000	Videotron Ltd., 5.000%, 7/15/2022	832,080
2,185,000	Virgin Media Secured Finance PLC, 5.500%, 8/15/2026, 144A	2,253,281
1,421,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,476,419

		122,874,471

	Chemicals — 1.3%
4,330,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	4,382,003
9,180,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	9,564,826
6,060,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	6,635,761
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	31,226,582
3,740,000	FMC Corp., 3.450%, 10/01/2029	4,065,936
2,075,000	FMC Corp., 4.500%, 10/01/2049	2,518,718
8,145,000	LYB International Finance III LLC, 4.200%, 10/15/2049	9,256,753
12,285,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	12,361,781

		80,012,360

	Consumer Cyclical Services — 1.3%
16,000,000	Booking Holdings, Inc., 4.625%, 4/13/2030	19,092,414
5,765,000	Expedia Group, Inc., 2.950%, 3/15/2031	5,841,754
30,201,000	Expedia Group, Inc., 3.250%, 2/15/2030	31,546,358
4,928,000	Expedia Group, Inc., 3.800%, 2/15/2028	5,359,648
3,970,000	Expedia Group, Inc., 4.625%, 8/01/2027	4,486,677
8,430,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	9,072,450
5,015,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,511,385

		80,910,686

	Consumer Products — 0.3%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	9,323,073
4,580,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	4,534,612
6,970,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	7,144,250

		21,001,935

	Diversified Manufacturing — 0.4%
13,920,000	Carrier Global Corp., 2.722%, 2/15/2030	14,431,092
6,010,000	General Electric Co., 3.625%, 5/01/2030	6,701,626
5,305,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 0.484%, 5/13/2024(c)	5,260,503

		26,393,221

	Electric — 2.5%
7,435,000	AES Corp. (The), 2.450%, 1/15/2031, 144A	7,363,252
3,695,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	4,040,483
16,043,935	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	18,185,189
14,855,000	Calpine Corp., 3.750%, 3/01/2031, 144A	14,147,159
13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	18,216,273
	Electric — continued
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	13,139,907
9,680,000	FirstEnergy Corp., Series C, 3.400%, 3/01/2050	9,462,200
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	2,644,805
9,641,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	10,641,535
1,435,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	1,526,481
4,437,000	NRG Energy, Inc., 5.750%, 1/15/2028	4,725,405
6,185,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	6,081,860
8,915,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	7,945,590
10,400,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	9,979,879
1,250,000	Pacific Gas & Electric Co., 4.950%, 7/01/2050	1,285,708
2,970,000	Southern California Edison Co., 3.650%, 2/01/2050	2,970,252
850,000	Southern California Edison Co., 4.000%, 4/01/2047	894,116
1,060,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,129,626
24,465,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	26,138,682

		160,518,402

	Finance Companies — 3.4%
860,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	918,723
23,900,000	Air Lease Corp., 3.125%, 12/01/2030	24,280,139
2,235,000	Air Lease Corp., 3.250%, 10/01/2029	2,329,313
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	11,031,334
345,000	Air Lease Corp., 4.625%, 10/01/2028	388,680
8,426,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	8,546,703
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	13,253,436
8,070,000	Aircastle Ltd., 4.400%, 9/25/2023	8,638,795
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	8,728,384
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	7,257,162
24,045,000	Ares Capital Corp., 2.875%, 6/15/2028	24,406,156
3,865,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	3,866,044
7,510,000	Aviation Capital Group LLC, 5.500%, 12/15/2024, 144A	8,488,776
14,275,000	GE Capital Funding LLC, 4.400%, 5/15/2030	16,635,121
7,675,000	GE Capital Funding LLC, 4.550%, 5/15/2032	9,161,785
3,460,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	4,146,746
3,425,000	Navient Corp., 5.000%, 3/15/2027	3,544,019
50,000	Navient Corp., 5.875%, 10/25/2024	53,938
35,000	Navient Corp., 6.500%, 6/15/2022	36,495
145,000	Navient Corp., 6.750%, 6/15/2026	161,856
370,000	Navient Corp., 7.250%, 9/25/2023	408,387
20,000	Navient Corp., MTN, 6.125%, 3/25/2024	21,585
165,000	Navient Corp., MTN, 7.250%, 1/25/2022	171,138
7,855,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	7,858,239
12,150,000	Owl Rock Capital Corp., 2.625%, 1/15/2027	12,181,289
12,290,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	12,197,784
7,805,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	8,195,250
6,810,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	6,724,875
12,235,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	12,326,640

		215,958,792

	Financial Other — 0.1%
1,860,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	1,850,700
2,415,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	2,523,675

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Financial Other — continued
$3,182,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	$3,285,399

		7,659,774

	Food & Beverage — 1.8%
2,040,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	2,582,130
14,470,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	17,609,850
6,002,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 4/15/2048	7,327,502
15,285,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	16,076,152
4,910,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.750%, 2/15/2028, 144A	5,394,862
3,625,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	3,709,281
10,660,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	11,921,931
26,540,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	30,078,313
6,470,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	6,974,725
9,535,000	PepsiCo, Inc., 1.700%, 10/06/2021	9,561,050
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,935,795

		113,171,591

	Gaming — 0.2%
14,625,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	14,558,603

	Government Owned-No Guarantee — 0.7%
4,000,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	3,452,640
8,080,000	Equinor ASA, 3.700%, 4/06/2050	9,285,653
11,710,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	11,376,733
20,145,000	Saudi Arabian Oil Co., 3.250%, 11/24/2050, 144A	19,540,650

		43,655,676

	Health Insurance — 0.4%
19,320,000	Centene Corp., 2.500%, 3/01/2031	19,054,350
2,520,000	Centene Corp., 3.000%, 10/15/2030	2,588,746
565,000	Centene Corp., 4.625%, 12/15/2029	621,370

		22,264,466

	Healthcare — 1.6%
19,420,000	Cigna Corp., 4.375%, 10/15/2028	22,586,086
1,261,000	Cigna Corp., 7.875%, 5/15/2027	1,691,325
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	7,823,146
685,000	Encompass Health Corp., 4.750%, 2/01/2030	727,813
2,671,000	HCA, Inc., 3.500%, 9/01/2030	2,845,603
8,810,000	HCA, Inc., 4.125%, 6/15/2029	9,920,732
16,050,000	HCA, Inc., 4.500%, 2/15/2027	18,137,705
26,680,000	HCA, Inc., 5.250%, 6/15/2049	34,008,780

		97,741,190

	Home Construction — 0.4%
2,450,000	Lennar Corp., 4.750%, 11/29/2027	2,831,876
560,000	Lennar Corp., 4.875%, 12/15/2023	609,554
55,000	Lennar Corp., 5.000%, 6/15/2027	63,824
12,384,000	MDC Holdings, Inc., 6.000%, 1/15/2043	15,959,261
6,130,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	6,344,550

		25,809,065

	Independent Energy — 1.7%
3,195,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	3,353,560
9,925,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	10,709,920
	Independent Energy — continued
16,455,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	18,073,920
9,310,000	Continental Resources, Inc., 3.800%, 6/01/2024	9,845,325
4,685,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	4,855,328
6,910,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	7,098,090
9,035,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	9,301,984
925,000	EQT Corp., 3.125%, 5/15/2026, 144A	947,857
1,970,000	EQT Corp., 3.625%, 5/15/2031, 144A	2,053,725
10,475,000	Hess Corp., 4.300%, 4/01/2027	11,658,306
4,675,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	5,132,308
10,085,000	Lundin Energy Finance BV, 2.000%, 7/15/2026, 144A	10,101,140
7,360,000	Lundin Energy Finance BV, 3.100%, 7/15/2031, 144A	7,434,601
6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	6,729,450

		107,295,514

	Leisure — 0.1%
1,985,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	2,079,288
2,750,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	2,880,075

		4,959,363

	Life Insurance — 3.6%
11,800,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	11,801,306
21,550,000	Athene Global Funding, 2.550%, 11/19/2030, 144A	21,668,997
7,385,000	Athene Holding Ltd., 3.500%, 1/15/2031	7,873,504
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	9,832,118
19,600,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025, 144A	22,567,444
2,565,000	Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/2050, 144A	2,677,440
30,030,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	30,530,697
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	12,297,498
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(d)(f)	43,144,219
23,335,000	New York Life Global Funding, 0.850%, 1/15/2026, 144A(a)	23,061,719
5,760,000	New York Life Insurance Co., 3.750%, 5/15/2050, 144A	6,432,072
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(d)(f)	8,508,013
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,844,028
14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A	21,291,231

		225,530,286

	Local Authorities — 0.2%
14,455,000	Province of Quebec Canada, 0.600%, 7/23/2025(a)	14,313,862

	Lodging — 0.2%
1,795,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	2,067,305
3,525,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	3,579,605
975,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	988,406
1,610,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,659,427
205,000	Travel & Leisure Co., 6.000%, 4/01/2027	225,207

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Lodging — continued
$235,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	$266,255

		8,786,205

	Media Entertainment — 1.0%
2,610,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	2,685,037
3,925,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	4,103,195
1,530,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	1,627,537
4,640,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,970,600
2,080,000	Netflix, Inc., 4.875%, 4/15/2028	2,418,000
8,410,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	10,002,013
1,745,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	2,119,471
2,375,000	Netflix, Inc., 5.875%, 11/15/2028	2,915,146
2,795,000	Netflix, Inc., 6.375%, 5/15/2029	3,569,914
2,700,000	ViacomCBS, Inc., 4.200%, 6/01/2029	3,114,471
3,010,000	ViacomCBS, Inc., 4.200%, 5/19/2032	3,473,916
18,215,000	ViacomCBS, Inc., 4.950%, 1/15/2031	21,954,878

		62,954,178

	Metals & Mining — 3.1%
550,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	552,080
1,325,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	1,354,507
6,260,000	Anglo American Capital PLC, 4.000%, 9/11/2027, 144A	6,940,303
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	39,237,747
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	10,097,775
3,130,000	Antofagasta PLC, 2.375%, 10/14/2030, 144A	3,015,755
11,405,000	ArcelorMittal S.A., 7.000%, 3/01/2041	15,840,883
5,890,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	6,418,333
6,325,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	6,766,675
2,930,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	3,094,812
1,975,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	2,162,625
6,175,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	7,458,196
1,770,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	2,163,506
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	8,469,331
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	43,327,737
11,700,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	12,613,155
4,280,000	Newcrest Finance Pty Ltd., 3.250%, 5/13/2030, 144A	4,599,409
1,855,000	Reliance Steel & Aluminum Co., 2.150%, 8/15/2030	1,827,542
395,000	Steel Dynamics, Inc., 3.250%, 1/15/2031	423,820
14,125,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	15,365,849
2,010,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,989,900

		193,719,940

	Midstream — 2.1%
22,495,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	24,570,886
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	760,500
7,000,000	Energy Transfer LP, 4.950%, 6/15/2028	8,087,651
6,405,000	Energy Transfer LP, 5.250%, 4/15/2029	7,565,392
15,380,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A(a)	15,266,359
1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	1,508,231
	Midstream — continued
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	15,467,310
85,000	Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042	101,755
375,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	454,988
14,040,000	MPLX LP, 4.250%, 12/01/2027	15,909,848
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	121,593
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	230,816
3,710,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	3,969,916
7,365,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	7,440,143
7,825,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	8,289,818
620,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	673,804
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030	14,362,177
8,405,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	8,606,651

		133,387,838

	Mortgage Related — 0.0%
1,011	FNMA, 6.000%, 7/01/2029	1,151

	Non-Agency Commercial Mortgage-Backed Securities – 1.1%
110,999	Barclays Commercial Mortgage Securities Trust, Series 2013-TYSN, Class A2, 3.756%, 9/05/2032, 144A	111,126
785,000	Commercial Mortgage Pass Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030, 144A	783,154
1,410,000	Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A	1,421,149
405,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.718%, 12/10/2044(b)	385,906
3,205,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.673%, 1/15/2034, 144A(c)	3,160,290
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A	12,268,542
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034, 144A(b)	5,313,133
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033, 144A(b)	7,999,026
2,390,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033, 144A(b)	2,493,899
6,079,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	5,958,227
6,478,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.566%, 12/15/2047, 144A(b)	6,609,616
340,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.566%, 12/15/2047, 144A(b)	334,612
1,405,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.921%, 10/15/2046(b)	1,412,251
5,050,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.296%, 8/15/2046(b)	5,285,698
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.420%, 6/15/2044, 144A(b)(d)(f)	2,625,890

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$945,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030, 144A	$939,694
965,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class BEC, 4.972%, 5/10/2063, 144A(b)	907,213
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.044%, 5/10/2063, 144A(b)(d)(f)	1,005,900
879,434	UBS-Barclays Commercial Mortgage Trust, Series 2012-TFT, Class A, 2.892%, 6/05/2030, 144A(a)	879,800
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.435%, 7/15/2046(b)	1,003,992
1,991,555	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.520%, 3/15/2044, 144A(b)	970,285
2,585,000	WFRBS Commercial Mortgage Trust, Series 2012-C6, Class AS, 3.835%, 4/15/2045(a)	2,618,823
1,746,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.957%, 6/15/2045(b)	1,345,970
865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.957%, 6/15/2045, 144A(b)(d)(f)	352,861
3,620,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	3,799,325
1,290,000	WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, 4.204%, 11/15/2047(b)	1,308,745

		71,295,127

	Paper — 0.5%
10,460,000	Suzano Austria GmbH, 3.750%, 1/15/2031	10,969,925
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	18,883,296
2,745,000	WRKCo, Inc., 3.000%, 6/15/2033	2,873,543

		32,726,764

	Pharmaceuticals — 0.7%
2,459,000	Mylan, Inc., 5.200%, 4/15/2048	3,025,935
980,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	1,078,000
9,335,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	9,296,353
15,105,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	14,368,631
6,270,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	5,494,088
4,291,000	Utah Acquisition Sub, Inc., 5.250%, 6/15/2046	5,225,955
5,450,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	5,763,533

		44,252,495

	Property & Casualty Insurance — 0.5%
5,653,000	American International Group, Inc., 4.200%, 4/01/2028	6,498,573
16,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	17,907,113
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,892,876
3,159,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	3,213,967
1,605,000	Travelers Cos., Inc. (The), 2.550%, 4/27/2050	1,548,634

		32,061,163

	REITs – Apartments — 0.0%
2,185,000	American Homes 4 Rent, 2.375%, 7/15/2031	2,152,509

	REITs – Health Care — 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	8,451,103

	REITs – Office Property — 0.0%
2,085,000	Corporate Office Properties LP, 2.750%, 4/15/2031	2,100,733

	REITs – Regional Malls — 0.2%
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	7,058,612
4,945,000	Simon Property Group LP, 3.800%, 7/15/2050	5,463,724

		12,522,336

	REITs – Shopping Centers — 0.1%
1,600,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	1,598,088
2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,550,996

		4,149,084

	Restaurants — 0.1%
2,375,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	2,570,961
1,890,000	Yum! Brands, Inc., 7.750%, 4/01/2025, 144A	2,055,375

		4,626,336

	Retailers — 1.4%
21,520,000	7-Eleven, Inc., 0.800%, 2/10/2024, 144A	21,466,717
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	2,318,099
9,720,000	AutoZone, Inc., 3.625%, 4/15/2025	10,637,761
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	16,576,816
359,974	CVS Pass-Through Trust, 5.773%, 1/10/2033, 144A	426,926
372,480	CVS Pass-Through Trust, 6.036%, 12/10/2028	429,830
10,884,482	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036, 144A	12,414,078
1,141,617	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	1,256,292
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	6,173,985
4,665,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	4,831,774
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	9,531,245
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,312,467

		90,375,990

	Sovereigns — 0.8%
30,040,000	Mexico Government International Bond, 3.771%, 5/24/2061	27,991,572
23,545,000	Mexico Government International Bond, 4.280%, 8/14/2041	24,713,774

		52,705,346

	Supermarkets — 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	441,224

	Technology – 4.1%
27,985,000	Avnet, Inc., 4.625%, 4/15/2026	31,455,302
17,895,000	Broadcom, Inc., 4.300%, 11/15/2032	20,377,493
9,915,000	Broadcom, Inc., 5.000%, 4/15/2030	11,697,436
1,620,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,658,475
3,900,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	4,117,230
3,950,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	4,280,813
10,115,000	Equinix, Inc., 2.150%, 7/15/2030	10,050,428
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	18,443,434
4,402,000	IHS Markit Ltd., 4.250%, 5/01/2029	5,093,994
5,320,000	Jabil, Inc., 1.700%, 4/15/2026	5,359,410
4,610,000	Jabil, Inc., 3.000%, 1/15/2031	4,745,290
7,440,000	Jabil, Inc., 4.700%, 9/15/2022	7,804,174
16,735,000	KLA Corp., 5.650%, 11/01/2034	21,346,154

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — continued
$7,480,000	Marvell Technology, Inc., 2.450%, 4/15/2028, 144A	$7,623,690
6,390,000	Marvell Technology, Inc., 2.950%, 4/15/2031, 144A	6,622,411
11,425,000	Microchip Technology, Inc., 0.983%, 9/01/2024, 144A	11,369,608
25,479,000	Micron Technology, Inc., 4.663%, 2/15/2030	29,615,528
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	12,829,978
3,980,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	4,257,514
2,225,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030, 144A	2,429,495
1,055,000	Open Text Corp., 3.875%, 2/15/2028, 144A	1,072,017
1,015,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	1,035,097
25,480,000	Oracle Corp., 3.600%, 4/01/2050	26,164,199
1,770,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	1,792,299
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	1,027,909
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	10,361,505

		262,630,883

	Transportation Services — 0.2%
9,670,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	10,074,008

	Treasuries — 11.1%
206,825,000	U.S. Treasury Note, 0.125%, 4/30/2022(a)	206,889,633
173,275,000	U.S. Treasury Note, 0.125%, 6/30/2022(a)	173,315,612
119,815,000	U.S. Treasury Note, 0.125%, 12/31/2022(a)(g)	119,712,033
79,165,000	U.S. Treasury Note, 0.125%, 4/30/2023	79,016,566
123,030,000	U.S. Treasury Note, 0.375%, 3/31/2022(a)	123,299,128

		702,232,972

	Wireless — 2.1%
21,805,000	American Tower Corp., 2.100%, 6/15/2030	21,442,853
6,830,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	6,775,531
2,295,000	Crown Castle International Corp., 2.250%, 1/15/2031	2,265,230
3,725,000	Crown Castle International Corp., 3.300%, 7/01/2030	3,990,568
22,660,000	Crown Castle International Corp., 3.650%, 9/01/2027	24,984,762
6,615,000	Crown Castle International Corp., 4.000%, 3/01/2027	7,402,757
730,000	Crown Castle International Corp., 4.150%, 7/01/2050	833,156
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	782,325
1,545,000	Sprint Corp., 7.250%, 9/15/2021	1,567,835
15,320,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	15,810,142
7,565,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	7,826,371
36,385,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	40,671,881
980,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	998,737

		135,352,148

	Wirelines — 1.3%
9,487,000	AT&T, Inc., 3.500%, 9/15/2053, 144A	9,531,309
364,000	AT&T, Inc., 3.550%, 9/15/2055, 144A	365,220
20,495,000	AT&T, Inc., 3.650%, 6/01/2051	21,276,917
515,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	522,261
910,000	AT&T, Inc., 3.800%, 12/01/2057, 144A	948,113
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	889,498
20,585,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	26,751,237
3,225,000	Verizon Communications, Inc., 2.875%, 11/20/2050	3,063,483
	Wirelines — continued
11,880,000	Verizon Communications, Inc., 3.000%, 11/20/2060	11,088,662
9,275,000	Verizon Communications, Inc., 3.550%, 3/22/2051	9,909,102

		84,345,802

	Total Non-Convertible Bonds (Identified Cost $5,301,807,962)	5,647,766,158

Convertible Bonds — 1.5%
	Airlines — 0.1%
5,165,000	Southwest Airlines Co., 1.250%, 5/01/2025	7,821,747

	Cable Satellite – 0.3%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	8,772,843
13,110,000	DISH Network Corp., 3.375%, 8/15/2026	13,378,755

		22,151,598

	Consumer Cyclical Services — 0.2%
4,300,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(h)	4,644,000
6,370,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(i)	6,158,994
3,845,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(h)	3,898,830

		14,701,824

	Healthcare — 0.2%
9,475,000	Teladoc Health, Inc., 1.250%, 6/01/2027	10,606,315

	Media Entertainment – 0.1%
4,520,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(h)	4,310,950

	Pharmaceuticals – 0.4%
5,120,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	5,305,856
13,985,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	14,011,951
1,410,000	Livongo Health, Inc., 0.875%, 6/01/2025	2,239,884
1,860,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	2,486,634

		24,044,325

	Technology — 0.2%
8,000,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	10,880,000

	Total Convertible Bonds (Identified Cost $92,498,179)	94,516,759

Municipals – 0.1%
	Virginia — 0.1%
7,335,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $7,075,507)	7,705,274

	Total Bonds and Notes (Identified Cost $5,401,381,648)	5,749,988,191

Senior Loans – 0.1%
	Airlines — 0.1%
6,748,354	United Airlines, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 4/21/2028(c) (Identified Cost $6,715,378)	6,830,819

Collateralized Loan Obligations – 2.6%
1,585,000	522 Funding CLO Ltd., Series 2021-7A, Class D, 3-month LIBOR + 2.900%, 3.100%, 4/23/2034, 144A(c)	1,572,824

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
Collateralized Loan Obligations — continued
$14,785,000	Alinea CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.650%, 1.838%, 7/20/2031, 144A(a)(c)	$14,798,284
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 1.854%, 7/15/2031, 144A(c)	4,642,753
4,075,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3-month LIBOR + 1.500%, 1.684%, 10/15/2030, 144A(c)	4,071,779
1,651,667	Atrium XV, Series 15A, Class D, 3-month LIBOR + 3.000%, 3.173%, 1/23/2031, 144A(c)	1,651,754
2,240,000	Battalion CLO XIV Ltd., Series 2019-14A, Class B1, 3-month LIBOR + 2.100%, 2.288%, 4/20/2032, 144A(c)	2,241,613
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.700%, 1.884%, 7/15/2031, 144A(c)	2,525,258
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3-month LIBOR + 1.800%, 1.990%, 10/17/2031, 144A(c)	6,500,733
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 1.584%, 1/15/2031, 144A(c)	3,302,600
1,030,000	Dryden 86 CLO Ltd., Series 2020-86A, Class B, 3-month LIBOR + 2.200%, 2.390%, 7/17/2030, 144A(c)	1,030,478
1,250,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class B, 3-month LIBOR + 1.650%, 1.826%, 10/25/2031, 144A(c)	1,250,325
4,465,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class B, 3-month LIBOR + 1.700%, 1.850%, 11/22/2031, 144A(c)	4,467,333
9,755,000	Gallatin CLO VIII Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.650%, 1.834%, 7/15/2027, 144A(a)(c)	9,768,918
5,405,000	Goldentree Loan Management U.S CLO 3 Ltd., Series 2018-3A, Class B1, 3-month LIBOR + 1.550%, 1.738%, 4/20/2030, 144A(c)	5,391,251
7,965,694	Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 3-month LIBOR + 1.700%, 1.884%, 10/22/2025, 144A(a)(c)	7,971,765
13,735,000	Hayfin U.S. XII Ltd., Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 1.668%, 4/20/2031, 144A(c)	13,477,073
3,545,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 3.050%, 3.215%, 4/15/2034, 144A(c)	3,544,807
1,000,000	Jamestown CLO IX Ltd., Series 2016-9A, Class A2R, 3-month LIBOR + 1.850%, 2.038%, 10/20/2028, 144A(c)	1,000,437
4,475,000	Madison Park Funding XII Ltd., Series 2014-12A, Class CR, 3-month LIBOR + 2.350%, 2.538%, 7/20/2026, 144A(a)(c)	4,475,673
13,180,000	Madison Park Funding XIV Ltd., Series 2014-14A, Class BRR, 3-month LIBOR + 1.700%, 1.884%, 10/22/2030, 144A(c)	13,179,953
2,770,000	Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, 3-month LIBOR + 1.900%, 2.088%, 4/20/2026, 144A(c)	2,770,000
2,105,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.100%, 4/15/2034, 144A(c)	2,104,979
Collateralized Loan Obligations — continued
545,455	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class A2R2, 3-month LIBOR + 1.700%, 1.886%, 10/21/2030, 144A(c)	545,489
1,750,000	OCP CLO Ltd., Series 2015-9A, Class BR, 3-month LIBOR + 1.750%, 1.934%, 7/15/2027, 144A(c)	1,743,613
14,755,000	OCP CLO Ltd., Series 2020-8RA, Class A2, 3-month LIBOR + 1.550%, 1.770%, 1/17/2032, 144A(a)(c)	14,712,721
2,000,000	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3-month LIBOR + 1.600%, 1.784%, 7/15/2030, 144A(c)	1,999,195
1,986,282	Octagon Investment Partners 26 Ltd., Series 2016-1A, Class BR, 3-month LIBOR + 1.800%, 1.976%, 10/24/2030, 144A(c)	1,986,554
7,170,000	Octagon Investment Partners Ltd., Series 2018-18A, Class A2, 3-month LIBOR + 1.470%, 1.654%, 4/16/2031, 144A(c)	7,103,751
3,605,000	OZLM XXIV Ltd., Series 2019-24A, Class A2A, 3-month LIBOR + 2.250%, 2.438%, 7/20/2032, 144A(c)	3,606,727
1,730,000	Recette CLO Ltd., Series 2015-1A, Class BRR, 3-month LIBOR + 1.400%, 1.588%, 4/20/2034, 144A(c)	1,705,713
1,015,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2, 3-month LIBOR + 1.850%, 2.026%, 10/25/2031, 144A(c)	1,014,952
6,680,000	Rockford Tower CLO Ltd., Series 2017-1A, Class DR2A, 3-month LIBOR + 3.250%, 3.434%, 4/20/2034, 144A(c)	6,679,908
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 1.890%, 10/18/2031, 144A(c)	3,335,463
1,610,000	Voya CLO Ltd., Series 2016-3A, Class A3R, 3-month LIBOR + 1.750%, 1.940%, 10/18/2031, 144A(c)	1,610,298
6,235,000	Voya CLO Ltd., Series 2018-3A, Class B, 3-month LIBOR + 1.650%, 1.834%, 10/15/2031, 144A(c)	6,235,519

	Total Collateralized Loan Obligations (Identified Cost $161,088,143)	164,020,493

Shares
Preferred Stocks – 1.4%
Convertible Preferred Stocks — 1.4%
	Banking — 0.8%
17,832	Bank of America Corp., Series L, 7.250%	25,250,112
18,269	Wells Fargo & Co., Class A, Series L, 7.500%	27,882,330

		53,132,442

	Food & Beverage — 0.2%
138,542	Bunge Ltd., 4.875%	16,079,184

	Wireless — 0.4%
18,282	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(d)(f)	23,036,783

	Total Convertible Preferred Stocks (Identified Cost $87,077,725)	92,248,409

	Total Preferred Stocks (Identified Cost $87,077,725)	92,248,409

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Investment Grade Bond Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 4.9%
$311,131,660	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $311,131,660 on 7/01/2021 collateralized by $279,099,800 U.S. Treasury Inflation Indexed Note, 0.125% due 1/15/2030 valued at $317,354,377 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $311,131,660)	$311,131,660

	Total Investments – 99.6% (Identified Cost $5,967,394,554)	6,324,219,572
	Other assets less liabilities – 0.4%	22,985,884

	Net Assets – 100.0%	$6,347,205,456

(†)	See Note 2 of Notes to Financial Statements.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.
(c)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(d)	Illiquid security.
(e)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2021, the value of these securities amounted to $98,676,926 or 1.6% of net assets. See Note 2 of Notes to Financial Statements.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(i)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $2,298,534,218 or 36.2% of net assets.
ABS	Asset-Backed Securities
ARS	Auction Rate Security
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

At June 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2021	4,214	$611,198,767	$620,313,969	$(9,115,202)
Ultra Long U.S. Treasury Bond	9/21/2021	751	139,377,448	144,708,313	(5,330,865)

Total					$(14,446,067)

Industry Summary at June 30, 2021 (Unaudited)

Treasuries	11.1%
Banking	10.0
ABS Car Loan	7.6
ABS Home Equity	5.4
Technology	4.3
Life Insurance	3.6
Finance Companies	3.4
ABS Other	3.2
Aerospace & Defense	3.2
Metals & Mining	3.1
Electric	2.5
Wireless	2.5
Cable Satellite	2.2
Midstream	2.1
Food & Beverage	2.0
Other Investments, less than 2% each	25.9
Short-Term Investments	4.9
Collateralized Loan Obligations	2.6

Total Investments	99.6
Other assets less liabilities (including futures contracts)	0.4

Net Assets	100.0%

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 79.6% of Net Assets
Non-Convertible Bonds — 76.1%
	ABS Car Loan — 5.1%
$2,590,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.400%, 6/15/2026, 144A(a)	$2,660,557
2,660,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class D, 1.770%, 12/14/2026, 144A(a)	2,699,504
2,805,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024(a)	2,938,323
3,845,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024(a)	4,050,146
715,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026(a)	734,644
1,210,000	Avid Automobile Receivables Trust, Series 2019-1, Class C, 3.140%, 7/15/2026, 144A(a)	1,244,445
1,035,000	Avid Automobile Receivables Trust, Series 2019-1, Class D, 4.030%, 7/15/2026, 144A	1,074,069
330,000	Avis Budget Rental Car Funding AESOP LLC, Series 2018-1A, Class C, 4.730%, 9/20/2024, 144A(a)	350,422
1,165,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class C, 4.240%, 9/22/2025, 144A	1,247,052
1,565,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class B, 2.680%, 8/20/2026, 144A(a)	1,625,902
1,200,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class B, 2.960%, 2/20/2027, 144A(a)	1,272,184
1,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027, 144A	1,961,737
1,785,000	California Republic Auto Receivables Trust, Series 2018-1, Class D, 4.330%, 4/15/2025(a)	1,851,245
135,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.370%, 7/15/2024(a)	137,446
1,435,000	CarMax Auto Owner Trust, Series 2018-2, Class D, 3.990%, 4/15/2025(a)	1,476,228
1,125,000	CarMax Auto Owner Trust, Series 2018-4, Class D, 4.150%, 4/15/2025(a)	1,179,337
2,350,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025(a)	2,462,314
1,205,000	Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.160%, 9/15/2027, 144A(a)	1,216,005
4,745,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A(a)	4,892,440
1,180,000	Credit Acceptance Auto Loan Trust, Series 2020-3A, Class C, 2.280%, 2/15/2030, 144A(a)	1,204,756
159,984	Drive Auto Receivables Trust, Series 2018-3, Class D, 4.300%, 9/16/2024(a)	163,697
2,395,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026(a)	2,499,906
1,330,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026(a)	1,380,349
1,655,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A(a)	1,713,382
1,110,000	DT Auto Owner Trust, Series 2020-3A, Class D, 1.840%, 6/15/2026, 144A	1,126,083
	ABS Car Loan — continued
1,265,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class D, 4.730%, 4/15/2026, 144A(a)	1,355,682
800,000	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.320%, 7/15/2025(a)	807,854
635,000	First Investors Auto Owner Trust , Series 2019-2A, Class D, 2.800%, 12/15/2025, 144A(a)	652,213
1,475,000	First Investors Auto Owner Trust , Series 2019-2A, Class E, 3.880%, 1/15/2026, 144A	1,529,486
3,305,000	Flagship Credit Auto Trust, Series 2019-2, Class D, 3.530%, 5/15/2025, 144A(a)	3,455,654
499,764	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A(a)	503,603
5,030,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A(a)	5,226,413
4,540,000	GLS Auto Receivables Trust, Series 2020-3A, Class C, 1.920%, 5/15/2025, 144A(a)	4,615,868
910,000	Prestige Auto Receivables Trust, Series 2019-1A, Class E, 3.900%, 5/15/2026, 144A	936,184
985,000	Prestige Auto Receivables Trust, Series 2020-1A, Class E, 3.670%, 2/15/2028, 144A	1,017,087
4,140,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025(a)	4,276,515
3,210,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028(a)	3,481,929
1,140,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026(a)	1,166,904
1,675,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.650%, 2/17/2026, 144A(a)	1,696,018

		73,883,583

	ABS Credit Card — 0.8%
775,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A(a)	779,940
2,845,000	Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026, 144A(a)	2,853,592
6,995,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class M, 2.710%, 7/15/2026(a)	7,162,173

		10,795,705

	ABS Home Equity — 7.1%
185,359	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(a)	190,195
210,390	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(a)	216,019
317,091	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	320,568
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(a)	323,246
2,170,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A(a)	2,382,677
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A(a)	1,313,637
3,138,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A(a)	3,435,604
342,217	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033(a)	351,993

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$402,247	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035(a)	$434,250
211,449	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	210,325
1,188,522	Bayview Opportunity Master Fund V Trust, Series 2020-RN3, Class A1, 3.228%, 9/25/2035, 144A(a)(b)	1,201,374
2,935,390	CIM Trust, Series 2021-NR2, Class A1, 2.568%, 7/25/2059, 144A(a)(b)	2,948,474
1,016,166	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(a)(b)	1,017,100
1,834,238	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(a)(b)	1,849,720
3,598,068	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(a)(b)	3,608,515
1,022,414	Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M2, 1-month LIBOR + 2.050%, 2.142%, 1/25/2040, 144A(c)	1,026,615
1,830,000	CoreVest American Finance Ltd., Series 2019-2, Class B, 3.424%, 6/15/2052, 144A(a)	1,965,335
245,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.844%, 5/15/2052, 144A(a)(b)	279,858
1,340,000	CoreVest American Finance Trust, Series 2020-4, Class C, 2.250%, 12/15/2052, 144A	1,313,468
352,562	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(a)	364,108
537,289	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	557,661
41,059	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 2.847%, 9/20/2034(a)(b)	41,304
2,357,919	Credit Suisse Mortgage Trust, Series 2019-RP10, Class A1, 3.023%, 12/26/2059, 144A(a)(b)	2,373,799
1,679,784	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060, 144A(a)(b)	1,701,424
2,488,138	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)(b)	2,500,796
135,481	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 4A4, 5.750%, 11/25/2033(a)	144,494
413,221	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.330%, 0.423%, 9/19/2045(c)	312,096
1,144,219	Dukinfield II PLC, Series 2, Class A, GBP 3-month LIBOR + 1.250%, 1.331%, 12/20/2052, (GBP)(a)(c)	1,584,533
1,075,711	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C05, Class 1M2, 1-month LIBOR + 2.200%, 2.292%, 1/25/2030(c)	1,092,859
1,715,000	FirstKey Homes Trust, Series 2020-SFR1, Class E, 2.791%, 8/17/2037, 144A	1,744,790
4,165,000	FirstKey Homes Trust, Series 2020-SFR2, Class E, 2.668%, 10/19/2037, 144A(a)	4,233,744
110,625	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2, 1-month LIBOR + 1.800%, 1.892%, 7/25/2030(c)	111,315
	ABS Home Equity — continued
3,995,844	GCAT LLC, Series 2020-4, Class A1, 2.611%, 12/25/2025, 144A(a)(b)	4,012,450
354,300	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(a)(b)	364,973
485,883	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 1-month LIBOR + 1.220%, 1.312%, 9/25/2034(c)	466,442
2,066,148	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1-month LIBOR + 0.420%, 0.512%, 2/25/2046(c)	1,655,139
914,838	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	955,299
200,744	Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.750%, 1/25/2059, 144A(a)(b)	201,094
2,031,736	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(a)(b)	2,048,634
2,282,151	Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1, 3.438%, 5/25/2059, 144A(a)(b)	2,286,658
1,816,738	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(a)(b)	1,829,805
1,218,917	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A(a)	1,241,892
345,244	Lehman XS Trust, Series 2006-2N, Class 1A1, 1-month LIBOR + 0.520%, 0.612%, 2/25/2046(c)	317,458
181,107	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 2.750%, 5/25/2034(a)(b)	183,998
231,847	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(a)	237,495
216,016	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(a)	221,401
229,713	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(a)	236,979
651,630	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	669,082
35,936	Merrill Lynch Mortgage Investors Trust, Series 2006-2, Class 2A, 2.097%, 5/25/2036(a)(b)	36,529
245,000	Mill City Mortgage Trust, Series 2021-NMR1, Class M2, 2.500%, 11/25/2060, 144A(a)(b)	253,321
317,293	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035	272,451
648,857	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	675,455
1,189,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	1,195,621
715,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/2035, 144A	723,318
2,803,000	Progress Residential Trust, Series 2019-SFR1, Class E, 4.466%, 8/17/2035, 144A(a)	2,856,987
1,005,000	Progress Residential Trust, Series 2019-SFR3, Class D, 2.871%, 9/17/2036, 144A(a)	1,015,102
785,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027, 144A	785,695
795,000	Progress Residential Trust, Series 2021-SFR2, Class E2, 2.647%, 4/19/2038, 144A	798,926
570,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026, 144A(a)	574,886
470,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026, 144A	472,941
930,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038, 144A	922,731
400,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038, 144A	396,887

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — continued
$585,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038, 144A	$584,913
3,035,408	PRPM LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025, 144A(a)(b)	3,048,942
5,151,480	PRPM LLC, Series 2020-5, Class A1, 3.104%, 11/25/2025, 144A(a)(b)	5,185,638
1,505,764	PRPM LLC, Series 2021-2, Class A1, 2.115%, 3/25/2026, 144A(a)(b)	1,524,162
3,007,179	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)(b)	3,039,437
3,927,878	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026, 144A(b)	3,967,101
1,288,234	RCO V Mortgage LLC, Series 2020-1, Class A1, 3.105%, 9/25/2025, 144A(a)(b)	1,298,553
2,398,608	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1-month LIBOR + 0.310%, 0.402%, 7/25/2035(c)	1,771,412
500,000	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(a)(b)	521,653
1,040,000	Tricon American Homes, Series 2020-SFR1, Class E, 3.544%, 7/17/2038, 144A	1,095,585
1,170,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.730%, 11/17/2039, 144A	1,139,093
973,279	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(b)	975,832
1,323,717	VOLT XCII LLC, Series 2021-NPL1, Class A1, 1.893%, 2/27/2051, 144A(a)(b)	1,323,795
3,635,104	VOLT XCIII LLC, Series 2021-NPL2, Class A1, 1.893%, 2/27/2051, 144A(a)(b)	3,630,945
1,736,937	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 2.240%, 2/27/2051, 144A(a)(b)	1,738,643
2,382,589	VOLT XCVI LLC, Series 2021-NPL5, Class A1, 2.116%, 3/27/2051, 144A(a)(b)	2,383,852

		102,291,101

	ABS Other — 4.9%
651,188	Accelerated Assets LLC, Series 2018-1, Class B, 4.510%, 12/02/2033, 144A(a)	673,099
995,000	Affirm Asset Securitization Trust, Series 2021-A, Class C, 1.660%, 8/15/2025, 144A	999,514
2,218,114	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)	936,227
350,000	Ascentium Equipment Receivables Trust, Series 2017-2A, Class C, 2.870%, 8/10/2022, 144A(a)	352,512
897,708	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(a)(b)	895,853
790,000	Chesapeake Funding II LLC, Series 2018-1A, Class C, 3.570%, 4/15/2030, 144A(a)	791,694
2,125,000	Chesapeake Funding II LLC, Series 2018-1A, Class D, 3.920%, 4/15/2030, 144A(a)	2,129,825
5,694,929	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046, 144A(a)	5,645,147
233,710	Diamond Resorts Owner Trust, Series 2017-1A, Class C, 6.070%, 10/22/2029, 144A	238,375
912,107	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.530%, 1/21/2031, 144A(a)	940,334
1,213,214	Diamond Resorts Owner Trust, Series 2019-1, Class B, 3.530%, 2/20/2032, 144A(a)	1,253,239
305,000	Freedom Financial Trust, Series 2021-2, Class C, 1.940%, 6/19/2028, 144A	305,109
	ABS Other — continued
2,335,931	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)(f)(g)	2,102,338
1,059,946	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)(f)(g)	794,959
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, 1/05/2030, 144A(d)(e)(f)(g)(h)	170,500
558,010	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(f)(i)	559,584
399,513	Hilton Grand Vacations Trust, Series 2018-AA, Class C, 4.000%, 2/25/2032, 144A(a)	416,522
975,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A(a)	995,705
5,900,000	HPEFS Equipment Trust, Series 2020-2A, Class D, 2.790%, 7/22/2030, 144A(a)	6,089,190
700,000	HPEFS Equipment Trust, Series 2021-1A, Class D, 1.030%, 3/20/2031, 144A(a)	698,008
2,047,720	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A(a)	2,037,680
1,184,016	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A(a)	1,185,769
1,556,112	MAPS Ltd., Series 2018-1A, Class B, 5.193%, 5/15/2043, 144A	1,441,007
399,225	MVW LLC, Series 2020-1A, Class C, 4.210%, 10/20/2037, 144A(a)	423,459
355,280	MVW Owner Trust, Series 2019-1A, Class C, 3.330%, 11/20/2036, 144A(a)	363,609
3,120,000	OneMain Financial Issuance Trust, Series 2015-3A, Class B, 4.160%, 11/20/2028, 144A(a)	3,123,146
3,230,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A(a)	3,248,632
1,110,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A(a)	1,167,537
1,020,000	OneMain Financial Issuance Trust, Series 2020-2A, Class C, 2.760%, 9/14/2035, 144A(a)	1,046,484
810,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036, 144A	814,525
3,980,000	Republic Finance Issuance Trust, Series 2019-A, Class A, 3.430%, 11/22/2027, 144A(a)	4,022,499
3,854,156	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A(a)	3,811,710
1,634,228	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C, 3.510%, 7/20/2037, 144A(a)	1,687,462
1,080,000	SLAM Ltd., Series 2021-1A, Class B, 3.422%, 6/15/2046, 144A	1,092,816
393,354	SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 2/25/2027, 144A(a)	398,793
910,852	SoFi Consumer Loan Program Trust, Series 2018-2, Class B, 3.790%, 4/26/2027, 144A(a)	920,958
1,010,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A(a)	1,030,496
3,167,678	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037, 144A(a)	3,208,287
525,862	Sprite Ltd., Series 2017-1, Class A, 4.250%, 12/15/2037, 144A(a)	522,484

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Other — continued
$1,021,957	Sprite Ltd., Series 2017-1, Class B, 5.750%, 12/15/2037, 144A	$900,789
401,851	Textainer Marine Containers VII Ltd., Series 2020-1A, Class A, 2.730%, 8/21/2045, 144A(a)	408,736
2,735,067	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046, 144A(a)	2,705,295
4,185,339	TIF Funding II LLC, Series 2021-1A, Class A, 1.650%, 2/20/2046, 144A(a)	4,120,058
2,042,564	Wave LLC, Series 2017-1A, Class A, 3.844%, 11/15/2042, 144A(a)	2,001,977
603,129	Willis Engine Structured Trust IV, Series 2018-A, Class A, 4.750%, 9/15/2043, 144A(a)(b)	595,977
790,655	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045, 144A(a)	792,263

		70,060,182

	ABS Student Loan — 1.1%
630,000	Commonbond Student Loan Trust, Series 2021-AGS, Class B, 1.400%, 3/25/2052, 144A(a)	629,606
1,952,375	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041, 144A(a)	2,002,877
1,035,000	Navient Private Education Refi Loan Trust, Series 2018-A, Class B, 3.680%, 2/18/2042, 144A(a)	1,058,732
3,410,000	Navient Private Education Refi Loan Trust, Series 2019-FA, Class B, 3.120%, 8/15/2068, 144A(a)	3,484,240
695,000	Navient Private Education Refi Loan Trust, Series 2019-GA, Class B, 3.080%, 10/15/2068, 144A(a)	717,882
1,290,000	Navient Private Education Refi Loan Trust, Series 2020-FA, Class B, 2.690%, 7/15/2069, 144A(a)	1,344,128
556,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.583%, 6/15/2032(a)(c)	555,881
1,609,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.596%, 3/15/2033(a)(c)	1,608,381
173,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.486%, 3/15/2033(a)(c)	172,933
800,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A(a)	833,610
806,027	SMB Private Education Loan Trust, Series 2017-B, Class A2B, 1-month LIBOR + 0.750%, 0.851%, 10/15/2035, 144A(a)(c)	809,018
190,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A(a)	206,985
510,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A(a)	543,280
448,684	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(a)	454,113
125,000	SoFi Professional Loan Program LLC, Series 2016-C, Class B, 3.350%, 5/25/2037, 144A(a)(b)	126,924
	ABS Student Loan — continued
1,350,000	SoFi Professional Loan Program Trust, Series 2020-A, Class BFX, 3.120%, 5/15/2046, 144A(a)	1,391,561

		15,940,151

	ABS Whole Business — 2.1%
4,089,181	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A(a)	4,324,211
977,613	Arbys Funding LLC, Series 2020-1A, Class A2, 3.237%, 7/30/2050, 144A	1,021,458
697,575	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A(a)	770,485
2,935,395	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A(a)	3,167,409
3,510,000	Domino’s Pizza Master Issuer LLC, Series 2021-1A, Class A21, 2.662%, 4/25/2051, 144A(a)	3,631,762
2,283,525	Hardee’s Funding LLC, Series 2020-1A, Class A2, 3.981%, 12/20/2050, 144A(a)	2,408,071
1,343,023	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2I, 4.262%, 9/05/2048, 144A	1,347,992
3,028,875	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	3,062,132
2,549,100	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A(a)	2,698,469
4,048,175	Wendy’s Funding LLC, Series 2018-1A, Class A2II, 3.884%, 3/15/2048, 144A(a)	4,305,032
694,575	Wendy’s Funding LLC, Series 2019-1A, Class A2II, 4.080%, 6/15/2049, 144A(a)	753,600
1,455,000	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	1,467,644
897,750	Wingstop Funding LLC, Series 2020-1A, Class A2, 2.841%, 12/05/2050, 144A	931,065

		29,889,330

	Aerospace & Defense — 2.9%
6,430,000	Boeing Co. (The), 2.196%, 2/04/2026(a)	6,491,459
1,635,000	Boeing Co. (The), 2.250%, 6/15/2026(a)	1,669,173
700,000	Boeing Co. (The), 2.950%, 2/01/2030(a)	716,729
70,000	Boeing Co. (The), 3.100%, 5/01/2026	74,001
1,065,000	Boeing Co. (The), 3.375%, 6/15/2046(a)	1,025,968
90,000	Boeing Co. (The), 3.625%, 3/01/2048	89,925
2,135,000	Boeing Co. (The), 3.750%, 2/01/2050(a)	2,202,359
375,000	Boeing Co. (The), 3.825%, 3/01/2059(a)	382,646
325,000	Boeing Co. (The), 3.850%, 11/01/2048(a)	333,512
1,420,000	Boeing Co. (The), 3.900%, 5/01/2049(a)	1,495,327
215,000	Boeing Co. (The), 3.950%, 8/01/2059(a)	224,940
1,870,000	Boeing Co. (The), 5.150%, 5/01/2030(a)	2,214,370
8,950,000	Boeing Co. (The), 5.805%, 5/01/2050(a)	12,052,348
1,220,000	Boeing Co. (The), 5.930%, 5/01/2060(a)	1,684,647
1,340,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	1,415,241
895,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	953,748
2,550,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A(a)	3,032,281
305,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	298,900
2,580,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	2,754,150
3,010,000	TransDigm, Inc., 6.250%, 3/15/2026, 144A	3,175,550

		42,287,274

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — 0.7%
$640,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	$677,600
735,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	794,719
6,225,716	United Airlines Pass Through Trust, Series 2019-2, Class B, 3.500%, 11/01/2029(a)	6,148,517
698,760	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027(a)	741,056
585,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	605,580
880,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	910,800

		9,878,272

	Automotive — 0.9%
1,775,000	Allison Transmission, Inc., 3.750%, 1/30/2031, 144A	1,744,594
330,000	General Motors Co., 5.200%, 4/01/2045(a)	407,870
2,530,000	General Motors Co., 5.400%, 4/01/2048(a)	3,222,547
2,905,000	General Motors Co., 5.950%, 4/01/2049(a)	3,954,530
1,825,000	General Motors Financial Co., Inc., 1.050%, 3/08/2024(a)	1,835,466
1,455,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(j)	1,583,608
470,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(j)	526,400

		13,275,015

	Banking — 5.0%
345,000	Ally Financial, Inc., 3.875%, 5/21/2024	371,752
2,000,000	Ally Financial, Inc., 5.750%, 11/20/2025	2,296,316
3,520,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(j)	3,645,664
2,400,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(j)	2,430,720
44,570,000	Banco Hipotecario S.A., Argentina Deposit Rates Badlar Pvt Banks + 4.000%, 38.146%, 11/07/2022, 144A, (ARS)(c)	277,725
21,970,000	Banco Macro S.A., 17.500%, 5/08/2022, 144A, (ARS)	122,853
1,200,000	Banco Santander S.A., 2.749%, 12/03/2030(a)	1,188,741
6,000,000	Banco Santander S.A., (fixed rate to 6/30/2023, variable rate thereafter), 0.701%, 6/30/2024	6,011,981
7,280,000	Bank of America Corp., MTN, (fixed rate to 6/14/2023, variable rate thereafter), 0.523%, 6/14/2024	7,278,471
4,460,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035(a)	4,646,606
685,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A(a)	692,775
1,330,000	Citigroup, Inc., (fixed rate to 5/01/2024, variable rate thereafter), 0.981%, 5/01/2025(a)	1,333,165
1,430,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A(a)	1,521,941
2,795,000	Deutsche Bank AG, (fixed rate to 1/14/2031, variable rate thereafter), 3.729%, 1/14/2032	2,844,281
5,995,000	Deutsche Bank AG, (fixed rate to 4/01/2024, variable rate thereafter), 1.447%, 4/01/2025(a)	6,031,038
1,270,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032	1,291,397
1,265,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031(a)	1,346,551
	Banking — continued
2,745,000	JPMorgan Chase & Co., (fixed rate to 4/22/2026, variable rate thereafter), 1.578%, 4/22/2027(a)	2,759,222
7,290,000	KeyBank NA, (fixed rate to 6/14/2023, variable rate thereafter), 0.433%, 6/14/2024	7,295,513
6,615,000	Royal Bank of Canada, 1.200%, 4/27/2026(a)	6,610,446
5,195,000	Societe Generale S.A., (fixed rate to 7/08/2030, variable rate thereafter), 3.653%, 7/08/2035, 144A(a)	5,390,332
3,550,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036, 144A(a)	3,560,837
1,100,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A(a)	1,286,401
2,255,000	UniCredit SpA, (fixed rate to 9/22/2025, variable rate thereafter), 2.569%, 9/22/2026, 144A(a)	2,286,220

		72,520,948

	Brokerage — 0.1%
1,415,000	Owl Rock Technology Finance Corp., 2.500%, 1/15/2027	1,396,975

	Building Materials — 1.1%
1,712,000	Builders FirstSource, Inc., 6.750%, 6/01/2027, 144A	1,833,980
7,070,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	7,186,655
3,360,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	3,694,656
1,725,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	1,896,638
1,720,000	Cemex SAB de CV, (fixed rate to 6/8/2026, variable rate thereafter), 5.125%, 144A(j)	1,775,384

		16,387,313

	Cable Satellite — 2.7%
5,670,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	5,778,807
1,585,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	1,650,324
1,050,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032	1,088,063
310,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	338,861
14,425,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.400%, 12/01/2061	15,499,451
1,610,000	CSC Holdings LLC, 4.125%, 12/01/2030, 144A	1,599,938
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	2,658,808
1,060,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	1,174,056
2,155,000	DISH DBS Corp., 5.125%, 6/01/2029, 144A	2,127,912
1,355,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	1,419,701
110,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	119,867
1,660,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	1,677,081
1,225,000	Virgin Media Secured Finance PLC, 5.500%, 8/15/2026, 144A	1,263,281
1,725,000	Ziggo BV, 4.875%, 1/15/2030, 144A	1,769,678
1,372,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,425,508

		39,591,336

	Chemicals — 0.5%
1,045,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	1,057,551
2,115,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	2,203,661

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Chemicals — continued
$1,335,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	$1,461,838
210,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	212,778
2,865,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A(a)	2,882,906

		7,818,734

	Construction Machinery — 0.4%
5,460,000	United Rentals North America, Inc., 4.000%, 7/15/2030	5,623,800

	Consumer Cyclical Services — 2.0%
1,205,000	Expedia Group, Inc., 2.950%, 3/15/2031	1,221,043
7,420,000	Expedia Group, Inc., 3.250%, 2/15/2030(a)	7,750,537
1,475,000	Expedia Group, Inc., 3.800%, 2/15/2028	1,604,197
250,000	Expedia Group, Inc., 4.625%, 8/01/2027	282,536
2,460,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	2,444,010
2,255,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	2,223,430
515,000	Uber Technologies, Inc., 7.500%, 5/15/2025, 144A	555,788
680,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	731,823
5,440,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	5,978,451
5,160,000	Uber Technologies, Inc., 8.000%, 11/01/2026, 144A	5,559,900

		28,351,715

	Consumer Products — 0.2%
930,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A(a)	920,784
1,605,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	1,645,125

		2,565,909

	Diversified Manufacturing — 0.1%
1,515,000	General Electric Co., 3.625%, 5/01/2030(a)	1,689,345

	Electric — 1.7%
5,295,000	Calpine Corp., 3.750%, 3/01/2031, 144A	5,042,693
1,165,000	Calpine Corp., 5.125%, 3/15/2028, 144A	1,185,388
5,205,000	Edison International, Series A, (fixed rate to 3/15/2026, variable rate thereafter), 5.375%(j)	5,242,997
480,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	510,600
1,075,000	NRG Energy, Inc., 5.750%, 1/15/2028	1,144,875
1,785,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	1,590,901
2,135,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	2,048,754
255,000	Pacific Gas & Electric Co., 4.950%, 7/01/2050	262,284
605,000	Southern California Edison Co., 3.650%, 2/01/2050(a)	605,051
170,000	Southern California Edison Co., 4.000%, 4/01/2047(a)	178,823
215,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048(a)	229,122
6,485,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A(a)	6,928,647

		24,970,135

	Finance Companies — 4.7%
905,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027(a)	966,796
2,430,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.875%, 1/23/2028(a)	2,600,990
1,140,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.500%, 7/15/2025(a)	1,337,121
	Finance Companies — continued
5,165,000	Air Lease Corp., 3.125%, 12/01/2030(a)	5,247,151
2,755,000	Air Lease Corp., 3.375%, 7/01/2025(a)	2,959,233
2,630,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(j)	2,725,337
6,000,000	Aircastle Ltd., 4.250%, 6/15/2026(a)	6,515,565
855,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(j)	863,550
5,555,000	Ares Capital Corp., 2.875%, 6/15/2028	5,638,436
875,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A(a)	875,236
1,480,000	Aviation Capital Group LLC, 5.500%, 12/15/2024, 144A(a)	1,672,888
5,205,000	FS KKR Capital Corp., 3.400%, 1/15/2026(a)	5,382,067
5,755,000	GE Capital Funding LLC, 4.400%, 5/15/2030(a)	6,706,488
1,170,000	General Motors Financial Co., Inc., Series B, (fixed rate to 9/30/2028, variable rate thereafter), 6.500%(j)	1,310,400
90,000	Navient Corp., 5.875%, 10/25/2024	97,087
1,125,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	1,125,464
5,000	OneMain Finance Corp., 6.875%, 3/15/2025	5,643
1,595,000	OneMain Finance Corp., 8.875%, 6/01/2025	1,768,361
4,160,000	Owl Rock Capital Corp., 3.400%, 7/15/2026(a)	4,335,675
2,840,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	2,818,691
5,865,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	6,158,250
2,520,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	2,488,500
4,785,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	4,820,840

		68,419,769

	Financial Other — 0.5%
630,000	China Evergrande Group, 8.250%, 3/23/2022	538,965
420,000	China Evergrande Group, 8.750%, 6/28/2025	280,087
270,000	China Evergrande Group, 9.500%, 4/11/2022	230,985
220,000	China Evergrande Group, 9.500%, 3/29/2024	154,112
580,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	577,100
2,595,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	2,711,775
2,525,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	2,607,050
485,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 5/15/2026	514,585

		7,614,659

	Food & Beverage — 1.6%
3,256,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050(a)	3,424,531
7,250,000	Hormel Foods Corp., 0.650%, 6/03/2024	7,265,772
1,150,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	1,176,737
1,455,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	1,648,981
2,305,000	Kraft Heinz Foods Co., 4.875%, 10/01/2049	2,798,158
715,000	Kraft Heinz Foods Co., 5.000%, 6/04/2042	871,992
680,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A	752,250
3,300,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	3,181,860
1,135,000	Post Holdings, Inc., 5.750%, 3/01/2027, 144A	1,187,494
385,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A(a)	388,167

		22,695,942

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Gaming — 0.8%
$3,420,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A(a)	$3,404,473
2,670,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 3.875%, 2/15/2029, 144A	2,711,572
875,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	873,906
2,940,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	3,211,068
1,090,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	1,229,520

		11,430,539

	Government Owned – No Guarantee — 2.0%
845,000	Antares Holdings LP, 3.950%, 7/15/2026, 144A	879,326
103,800,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(a)	1,419,384
4,801,000,000	Financiera de Desarrollo Territorial S.A., 7.875%, 8/12/2024, 144A, (COP)(a)	1,298,934
2,545,000	Indian Railway Finance Corp. Ltd., 2.800%, 2/10/2031, 144A	2,472,569
12,050,000	Petroleos Mexicanos, 5.950%, 1/28/2031(a)	11,706,575
5,290,000	Petroleos Mexicanos, 6.625%, 6/15/2035(a)	5,108,818
4,075,000	Saudi Arabian Oil Co., 3.250%, 11/24/2050, 144A(a)	3,952,750
1,770,000	YPF S.A., 6.950%, 7/21/2027, 144A	1,246,788

		28,085,144

	Health Insurance — 0.9%
4,830,000	Centene Corp., 2.500%, 3/01/2031(a)	4,763,587
1,145,000	Centene Corp., 3.000%, 10/15/2030	1,176,236
300,000	Centene Corp., 4.625%, 12/15/2029	329,931
7,210,000	UnitedHealth Group, Inc., 0.550%, 5/15/2024	7,199,633

		13,469,387

	Healthcare — 0.7%
765,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	740,811
475,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	481,531
505,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	525,367
380,000	Encompass Health Corp., 4.750%, 2/01/2030	403,750
1,935,000	HCA, Inc., 3.500%, 9/01/2030	2,061,491
3,240,000	Hologic, Inc., 3.250%, 2/15/2029, 144A	3,211,650
735,000	IQVIA, Inc., 5.000%, 5/15/2027, 144A	769,912
890,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	915,988
340,000	Tenet Healthcare Corp., 4.875%, 1/01/2026, 144A	352,648
625,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	666,025
255,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	266,156

		10,395,329

	Home Construction — 0.0%
310,000	Lennar Corp., 4.875%, 12/15/2023(a)	337,432

	Independent Energy — 1.9%
4,360,000	Aker BP ASA, 3.750%, 1/15/2030, 144A(a)	4,704,811
1,670,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	1,834,302
3,060,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A(a)	3,664,350
1,515,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	1,556,238
	Independent Energy — continued
1,985,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	2,043,657
215,000	EQT Corp., 3.125%, 5/15/2026, 144A	220,313
450,000	EQT Corp., 3.625%, 5/15/2031, 144A	469,125
140,000	EQT Corp., 5.000%, 1/15/2029	156,096
1,300,000	Hess Corp., 5.600%, 2/15/2041	1,622,758
1,790,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	1,965,098
1,295,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	1,441,982
2,285,000	Lundin Energy Finance BV, 2.000%, 7/15/2026, 144A	2,288,657
1,720,000	Lundin Energy Finance BV, 3.100%, 7/15/2031, 144A	1,737,434
62,000	Occidental Petroleum Corp., 2.700%, 2/15/2023	63,376
885,000	Occidental Petroleum Corp., 2.900%, 8/15/2024	904,913
340,000	Occidental Petroleum Corp., 3.500%, 6/15/2025	347,650
75,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	82,875
320,000	Ovintiv, Inc., 6.500%, 8/15/2034	422,437
140,000	Ovintiv, Inc., 6.500%, 2/01/2038	186,389
695,000	Ovintiv, Inc., 6.625%, 8/15/2037	927,324
90,000	Ovintiv, Inc., 7.200%, 11/01/2031	118,428
85,000	Ovintiv, Inc., 7.375%, 11/01/2031	112,855
385,000	Ovintiv, Inc., 8.125%, 9/15/2030	524,675

		27,395,743

	Leisure — 0.6%
2,735,000	Carnival Corp., 5.750%, 3/01/2027, 144A	2,864,912
1,560,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	1,634,100
570,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	597,332
240,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	239,700
3,090,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	3,236,157

		8,572,201

	Life Insurance — 0.7%
1,530,000	Athene Holding Ltd., 3.500%, 1/15/2031(a)	1,631,206
1,110,000	Global Atlantic Finance Co., 4.400%, 10/15/2029, 144A(a)	1,224,933
6,780,000	New York Life Global Funding, 3-month LIBOR + 0.320%, 0.495%, 8/06/2021, 144A(a)(c)	6,782,648

		9,638,787

	Local Authorities — 0.6%
7,080,000	Province of Ontario Canada, 1.050%, 4/14/2026(a)	7,098,257
67,000,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Pvt Banks + 3.750%, 37.875%, 4/12/2025, 144A, (ARS)(c)	335,836
165,360,000	Provincia de Buenos Aires, Argentina Deposit Rates Badlar Pvt Banks + 3.830%, 37.959%, 5/31/2022, (ARS)(c)	928,374

		8,362,467

	Lodging — 0.8%
590,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	582,625
2,055,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031, 144A	2,075,283
435,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	433,860
1,435,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	1,467,288
360,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	406,458

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Lodging — continued
$665,000	Hyatt Hotels Corp., 5.750%, 4/23/2030	$807,230
440,000	Marriott International, Inc., Series EE, 5.750%, 5/01/2025	507,892
695,000	Marriott International, Inc., Series FF, 4.625%, 6/15/2030	800,433
1,125,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	1,140,469
1,535,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	1,582,124
195,000	Travel & Leisure Co., 6.000%, 4/01/2027	214,221
960,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	1,087,680

		11,105,563

	Media Entertainment — 1.7%
1,240,000	AMC Networks, Inc., 4.250%, 2/15/2029	1,250,850
2,745,000	Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/2027, 144A	2,814,229
2,830,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	2,911,363
2,400,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	2,508,960
750,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	797,813
3,150,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	3,374,437
415,000	Lamar Media Corp., 3.750%, 2/15/2028	422,263
825,000	Lamar Media Corp., 4.000%, 2/15/2030	834,991
1,040,000	Netflix, Inc., 4.875%, 4/15/2028	1,209,000
3,525,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	4,192,282
710,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	862,363
665,000	Netflix, Inc., 5.875%, 11/15/2028	816,241
780,000	Netflix, Inc., 6.375%, 5/15/2029	996,255
1,075,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/2030, 144A	1,091,125
600,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	599,586

		24,681,758

	Metals & Mining — 1.9%
2,655,000	ABJA Investment Co. Pte Ltd., 5.450%, 1/24/2028	2,860,099
400,000	ABJA Investment Co. Pte Ltd., 5.950%, 7/31/2024	432,000
690,000	Antofagasta PLC, 2.375%, 10/14/2030, 144A(a)	664,815
4,515,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	4,723,187
425,000	First Quantum Minerals Ltd., 7.250%, 4/01/2023, 144A	433,237
1,755,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,820,812
2,345,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	2,508,751
1,270,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	1,341,437
885,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	969,075
2,720,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	3,285,230
735,000	Freeport-McMoRan, Inc., 5.450%, 3/15/2043	898,405
6,035,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A(a)	6,137,202
625,000	Novelis Corp., 4.750%, 1/30/2030, 144A	656,250
435,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	430,650

		27,161,150

	Midstream — 1.0%
5,460,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029(a)	5,963,860
3,335,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A(a)	3,310,358
	Midstream — continued
290,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A(a)	304,799
3,745,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030(a)	4,321,925
795,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	817,777

		14,718,719

	Non-Agency Commercial Mortgage-Backed Securities — 3.2%
2,995,000	Barclays Commercial Mortgage Securities, Series 2020-BID, Class B, 1-month LIBOR + 2.540%, 2.613%, 10/15/2037, 144A(a)(c)	3,013,781
1,510,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	1,508,644
140,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.718%, 12/10/2044(a)(b)	133,399
790,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.673%, 1/15/2034, 144A(c)	778,979
5,680,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	5,085,886
750,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034, 144A(b)	782,110
615,000	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.325%, 7/15/2038, 144A(c)	617,647
3,195,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033, 144A(b)	2,717,084
540,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.428%, 8/10/2044, 144A(b)	448,276
3,905,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.428%, 8/10/2044, 144A(b)	2,147,835
845,000	GS Mortgage Securities Trust, Series 2014-GC18, Class B, 4.885%, 1/10/2047(b)	828,212
300,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(a)(b)	290,319
405,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class C, 4.777%, 10/15/2045, 144A(a)(b)	382,700
2,435,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 4.566%, 12/15/2047, 144A(a)(b)	2,484,473
1,246,483	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.420%, 6/15/2044, 144A(b)	1,230,404
2,515,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.420%, 6/15/2044, 144A(b)(f)(i)	1,910,913
2,041,379	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month LIBOR + 6.927%, 7.000%, 8/15/2024, 144A(c)	1,973,716
1,350,000	RBS Commercial Funding, Inc., Series 2013-GSP, Class A, 3.961%, 1/15/2032, 144A(a)(b)	1,430,921
1,060,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 1-month LIBOR + 2.750%, 2.823%, 11/15/2027, 144A(c)(d)(f)(g)	500,809

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$4,243,654	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.573%, 11/15/2027, 144A(c)(d)(f)(g)	$1,045,994
3,575,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.473%, 11/15/2027, 144A(c)(d)(f)(g)	340,882
1,370,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.044%, 5/10/2063, 144A(b)(f)(i)	205,500
440,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.325%, 11/15/2059(a)(b)	372,757
2,989,293	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.435%, 7/15/2046(b)	3,001,227
545,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(a)(b)	540,366
4,885,000	Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR, Class C, 3.139%, 9/15/2031, 144A(a)(b)	4,929,333
3,504,376	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.520%, 3/15/2044, 144A(b)	1,707,332
1,699,593	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.266%, 6/15/2044, 144A(b)	1,038,789
2,245,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.508%, 12/15/2045(b)	1,926,919
725,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.957%, 6/15/2045(b)	558,893
1,875,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class D, 4.957%, 6/15/2045, 144A(b)	1,220,107
975,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.957%, 6/15/2045, 144A(b)(f)(i)	397,734
1,105,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047(a)	1,159,739

		46,711,680

	Paper — 0.2%
2,235,000	Suzano Austria GmbH, 3.750%, 1/15/2031	2,343,956

	Pharmaceuticals — 1.4%
555,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	575,424
1,665,000	Teva Pharmaceutical Finance Netherlands II BV, 6.000%, 1/31/2025, (EUR)	2,125,385
5,970,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	5,945,284
10,035,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	8,793,169
1,015,000	Teva Pharmaceutical Finance Netherlands III BV, 7.125%, 1/31/2025	1,119,037
1,130,000	Viatris, Inc., 4.000%, 6/22/2050, 144A(a)	1,195,008

		19,753,307

	Property & Casualty Insurance — 0.4%
5,240,000	American International Group, Inc., 4.375%, 6/30/2050(a)	6,369,802

	REITs – Health Care — 0.0%
455,000	National Health Investors, Inc., 3.000%, 2/01/2031	440,086

	REITs – Mortgage — 0.1%
1,630,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	1,627,694
390,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	396,825

		2,024,519

	Restaurants — 0.9%
435,000	1011778 B.C. ULC/New Red Finance, Inc., 3.875%, 1/15/2028, 144A	440,438
5,765,000	1011778 B.C. ULC/New Red Finance, Inc., 4.375%, 1/15/2028, 144A	5,844,269
2,100,000	Yum! Brands, Inc., 3.625%, 3/15/2031	2,089,500
2,680,000	Yum! Brands, Inc., 4.625%, 1/31/2032	2,814,000
920,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	995,909

		12,184,116

	Retailers — 0.3%
1,325,000	Carvana Co., 5.625%, 10/01/2025, 144A	1,377,549
1,325,000	Carvana Co., 5.875%, 10/01/2028, 144A	1,393,794
1,070,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	1,108,253
420,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	449,866
570,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	563,422

		4,892,884

	Sovereigns — 0.8%
6,270,000	Mexico Government International Bond, 3.771%, 5/24/2061(a)	5,842,449
5,430,000	Mexico Government International Bond, 4.280%, 8/14/2041(a)	5,699,545

		11,541,994

	Supermarkets — 0.0%
402,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s LP/Albertson’s LLC, 5.750%, 3/15/2025	411,045

	Supranational — 0.1%
119,540,000	International Finance Corp., 5.850%, 11/25/2022, (INR)(a)	1,629,141

	Technology — 3.7%
6,185,000	Broadcom, Inc., 4.300%, 11/15/2032(a)	7,043,017
370,000	Broadcom, Inc., 5.000%, 4/15/2030	436,516
1,615,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,653,356
3,815,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	4,134,506
7,180,000	Equinix, Inc., 1.450%, 5/15/2026	7,214,396
330,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	330,000
1,365,000	Gartner, Inc., 3.750%, 10/01/2030, 144A	1,396,545
1,375,000	Iron Mountain, Inc., 5.000%, 7/15/2028, 144A	1,427,181
1,375,000	Iron Mountain, Inc., 5.250%, 7/15/2030, 144A	1,455,548
1,450,000	Marvell Technology, Inc., 2.950%, 4/15/2031, 144A	1,502,738
1,315,000	Microchip Technology, Inc., 0.983%, 9/01/2024, 144A	1,308,624
1,585,000	Micron Technology, Inc., 4.663%, 2/15/2030	1,842,325
5,645,000	Micron Technology, Inc., 5.327%, 2/06/2029(a)	6,818,417
2,305,000	MSCI, Inc., 3.625%, 9/01/2030, 144A	2,357,231
1,660,000	Nokia OYJ, EMTN, 2.000%, 3/11/2026, (EUR)	2,076,026
330,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030, 144A(a)	360,330
570,000	Open Text Corp., 3.875%, 2/15/2028, 144A	579,194
530,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	540,494
1,550,000	Qorvo, Inc., 3.375%, 4/01/2031, 144A	1,615,441

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$240,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	$285,319
4,875,000	salesforce.com, Inc., 0.625%, 7/15/2024	4,876,996
1,325,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	1,344,985
405,000	Skyworks Solutions, Inc., 1.800%, 6/01/2026	410,102
1,545,000	Square, Inc., 3.500%, 6/01/2031, 144A	1,558,519
535,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	566,940

		53,134,746

	Transportation Services — 0.5%
1,855,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	1,932,501
425,000	GMR Hyderabad International Airport Ltd., 4.250%, 10/27/2027, 144A	412,982
2,650,000	GMR Hyderabad International Airport Ltd., 4.750%, 2/02/2026, 144A	2,691,737
1,645,000	GMR Hyderabad International Airport Ltd., 5.375%, 4/10/2024	1,702,707

		6,739,927

	Treasuries — 2.4%
35,003(†††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	7,423,541
1,346,875(††††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)(a)	6,877,481
338,660,000	Republic of South Africa Government Bond, Series 2037, 8.500%, 1/31/2037, (ZAR)	20,387,650

		34,688,672

	Wireless — 2.3%
1,480,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	1,468,197
4,365,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	4,643,400
3,769,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	4,005,354
225,000	Millicom International Cellular S.A., 4.500%, 4/27/2031, 144A	232,875
657,000	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	683,280
3,680,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	3,547,763
330,000	Sprint Capital Corp., 6.875%, 11/15/2028	423,225
6,780,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	6,996,917
3,350,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	3,465,742
6,700,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	7,489,394
550,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	560,516

		33,516,663

	Wirelines — 0.0%
470,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	487,822

	Total Non-Convertible Bonds (Identified Cost $1,086,921,029)	1,100,171,772

Convertible Bonds — 3.5%
	Airlines — 0.3%
915,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	911,797
2,170,000	Southwest Airlines Co., 1.250%, 5/01/2025(a)	3,286,194

		4,197,991

	Cable Satellite — 1.0%
1,635,000	DISH Network Corp., Zero Coupon, 0.000%, 12/15/2025, 144A(k)	1,903,957
4,280,000	DISH Network Corp., 2.375%, 3/15/2024	4,148,925
	Cable Satellite — continued
7,230,000	DISH Network Corp., 3.375%, 8/15/2026	7,378,215
1,195,000	Liberty Media Corp., 0.500%, 12/01/2050, 144A	1,374,848

		14,805,945

	Consumer Cyclical Services — 0.3%
1,250,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(k)	1,350,000
1,385,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(l)	1,339,122
1,670,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(k)	1,693,380

		4,382,502

	Healthcare — 0.3%
4,145,000	Teladoc Health, Inc., 1.250%, 6/01/2027	4,639,913

	Media Entertainment — 0.1%
1,960,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(k)	1,869,350

	Pharmaceuticals — 0.9%
1,270,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	1,316,101
7,130,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	7,143,741
855,000	Guardant Health, Inc., Zero Coupon, 0.000%, 11/15/2027, 144A(k)	973,097
1,285,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(k)	1,258,914
620,000	Livongo Health, Inc., 0.875%, 6/01/2025	984,913
715,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	955,884

		12,632,650

	Technology — 0.6%
6,045,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	8,221,200
515,000	Splunk, Inc., 1.125%, 6/15/2027	501,803

		8,723,003

	Total Convertible Bonds (Identified Cost $49,928,950)	51,251,354

	Total Bonds and Notes (Identified Cost $1,136,849,979)	1,151,423,126

Senior Loans — 1.0%
	Airlines — 0.1%
1,531,163	United Airlines, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 4/21/2028(c)	1,549,873

	Cable Satellite — 0.2%
1,930,000	Ziggo BV, 2019 EUR Term Loan H, EURIBOR + 3.000%, 3.000%, 1/31/2029, (EUR)(c)	2,268,679

	Consumer Products — 0.1%
1,189,025	Weber-Stephen Products LLC, Term Loan B, 1-month LIBOR + 3.250%, 4.000%, 10/30/2027(c)	1,190,511

	Gaming — 0.2%
3,216,938	Playtika Holding Corp., 2021 Term Loan, 1-month LIBOR + 2.750%, 2.854%, 3/13/2028(c)	3,200,499

	Lodging — 0.1%
1,620,000	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 5/19/2028(m)	1,620,502

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Pharmaceuticals — 0.1%
$1,345,000	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(c)	$1,348,780

	Property & Casualty Insurance — 0.0%
621,706	AmWINS Group, Inc., 2021 Term Loan B, 1-month LIBOR + 2.250%, 3.000%, 2/19/2028(c)	617,559

	Technology — 0.2%
2,635,000	CoreLogic, Inc., Term Loan, 1-month LIBOR + 3.500%, 4.000%, 6/02/2028(c)	2,625,778

	Total Senior Loans (Identified Cost $14,243,947)	14,422,181

Collateralized Loan Obligations — 5.0%
1,350,000	AGL CLO 3 Ltd., Series 2020-3A, Class C, 3-month LIBOR + 2.150%, 2.334%, 1/15/2033, 144A(a)(c)	1,351,202
1,740,000	AGL CLO 3 Ltd., Series 2020-3A, Class D, 3-month LIBOR + 3.300%, 3.484%, 1/15/2033, 144A(c)	1,740,471
1,155,000	AIG CLO Ltd., Series 2019-1A, Class E, 3-month LIBOR + 6.620%, 6.804%, 4/15/2032, 144A(c)	1,147,127
865,000	Anchorage Capital CLO 9 Ltd., Series 2016-9A, Class DR, 3-month LIBOR + 4.000%, 4.184%, 7/15/2032, 144A(c)	865,500
480,000	Apidos CLO XX, Series 2015-20A, Class BRR, 3-month LIBOR + 1.950%, 2.134%, 7/16/2031, 144A(a)(c)	480,018
3,175,000	Apidos CLO XXIII, Series 2015-23A, Class CR, 3-month LIBOR + 2.000%, 2.184%, 4/15/2033, 144A(a)(c)	3,177,609
500,000	Ares LIX CLO Ltd., Series 2021-59A, Class E, 3-month LIBOR + 6.250%, 6.435%, 4/25/2034, 144A(c)	499,112
1,105,000	Atlas Senior Loan Fund Ltd., Series 2021-16A, Class D, 3-month LIBOR + 3.700%, 3.843%, 1/20/2034, 144A(c)	1,108,405
400,000	Ballyrock CLO Ltd., Series 2018-1A, Class C, 3-month LIBOR + 3.150%, 3.338%, 4/20/2031, 144A(c)	397,120
850,000	Barings CLO Ltd., Series 2019-4A, Class C, 3-month LIBOR + 2.800%, 2.984%, 1/15/2033, 144A(a)(c)	854,206
1,830,000	Basswood Park CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.650%, 2.861%, 4/20/2034, 144A(c)	1,829,921
2,145,000	Battalion CLO XIV Ltd., Series 2019-14A, Class E, 3-month LIBOR + 6.680%, 6.868%, 4/20/2032, 144A(c)	2,145,018
500,000	Battalion CLO XVI Ltd., Series 2019-16A, Class D, 3-month LIBOR + 4.360%, 4.548%, 12/19/2032, 144A(c)	502,533
915,000	Bristol Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 1.950%, 2.134%, 4/15/2029, 144A(a)(c)	916,587
455,000	Burnham Park CLO Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 2.150%, 2.338%, 10/20/2029, 144A(a)(c)	455,147
400,000	Carbone CLO Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.800%, 1.988%, 1/20/2031, 144A(a)(c)	399,236
970,000	CarVal CLO IV Ltd., Series 2021-1A, Class D, 3-month LIBOR + 3.250%, 7/20/2034, 144A(c)(d)(n)	970,000
Collateralized Loan Obligations — continued
500,000	Catamaran CLO Ltd., Series 2013-1A, Class CR, 3-month LIBOR + 1.800%, 1.981%, 1/27/2028, 144A(a)(c)	500,239
730,000	CIFC Funding II Ltd., Series 2013-2A, Class A3LR, 3-month LIBOR + 1.950%, 2.140%, 10/18/2030, 144A(a)(c)	728,165
265,000	CIFC Funding II Ltd., Series 2014-2RA, Class A3, 3-month LIBOR + 1.900%, 2.076%, 4/24/2030, 144A(a)(c)	263,746
875,000	Dryden 45 Senior Loan Fund, Series 2016-45A, Class ER, 3-month LIBOR + 5.850%, 6.034%, 10/15/2030, 144A(c)	857,563
250,000	Dryden 64 CLO Ltd., Series 2018-64A, Class C, 3-month LIBOR + 1.750%, 1.940%, 4/18/2031, 144A(a)(c)	247,888
615,000	Dryden 80 CLO Ltd., Series 2019-80A, Class D1, 3-month LIBOR + 4.100%, 4.290%, 1/17/2033, 144A(c)	619,233
300,000	Dryden XXVI Senior Loan Fund, Series 2013-26A, Class CR, 3-month LIBOR + 1.850%, 2.034%, 4/15/2029, 144A(a)(c)	299,645
330,000	Galaxy XXIX CLO Ltd., Series 2018-29A, Class D, 3-month LIBOR + 2.400%, 2.556%, 11/15/2026, 144A(a)(c)	329,708
1,405,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class E, 3-month LIBOR + 5.850%, 6.000%, 11/22/2031, 144A(c)	1,394,035
650,000	Gilbert Park CLO Ltd., Series 2017-1A, Class D, 3-month LIBOR + 2.950%, 3.134%, 10/15/2030, 144A(c)	649,994
320,000	Goldentree Loan Management U.S. CLO 3 Ltd., Series 2018-3A, Class C, 3-month LIBOR + 1.900%, 2.088%, 4/20/2030, 144A(a)(c)	320,635
990,000	Hayfin Kingsland XI Ltd., Series 2019-2A, Class E, 3-month LIBOR + 6.900%, 7.088%, 7/20/2032, 144A(c)	993,372
310,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 3.000%, 3.160%, 4/20/2031, 144A(c)	309,999
475,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class C, 3-month LIBOR + 2.150%, 2.323%, 1/23/2031, 144A(a)(c)	475,038
300,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.173%, 1/23/2031, 144A(c)	300,015
3,300,000	Neuberger Berman CLO Ltd., Series 2013-14A, Class CR2, 3-month LIBOR + 1.900%, 2.084%, 1/28/2030, 144A(a)(c)	3,292,150
2,100,000	Oaktree CLO Ltd., Series 2019-4A, Class E, 3-month LIBOR + 7.230%, 7.418%, 10/20/2032, 144A(c)	2,096,532
495,000	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class E, 3-month LIBOR + 5.750%, 5.938%, 10/20/2030, 144A(c)	489,943
1,420,000	Octagon Investment Partners 40 Ltd., Series 2019-1A, Class D, 3-month LIBOR + 3.800%, 3.988%, 4/20/2031, 144A(c)	1,421,914
920,000	Octagon Investment Partners XXII Ltd., Series 2014-1A, Class CRR, 3-month LIBOR + 1.900%, 2.084%, 1/22/2030, 144A(a)(c)	918,569
445,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 6.546%, 4/21/2034, 144A(c)	445,012

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations — continued
$1,980,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class E1, 3-month LIBOR + 5.000%, 5.188%, 7/20/2032, 144A(c)	$1,969,422
1,900,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 7/02/2035, 144A(c)(d)(n)	1,900,000
1,585,000	OHA Credit Funding 4 Ltd., Series 2019-4A, Class E, 3-month LIBOR + 6.100%, 6.322%, 10/22/2032, 144A(c)	1,585,032
1,745,000	OHA Credit Funding 5 Ltd., Series 2020-5A, Class C, 3-month LIBOR + 2.000%, 2.190%, 4/18/2033, 144A(a)(c)	1,744,994
2,245,000	OHA Loan Funding Ltd., Series 2013-1A, Class DR2, 3-month LIBOR + 3.050%, 3.223%, 7/23/2031, 144A(c)	2,245,246
1,570,000	OHA Loan Funding Ltd., Series 2016-1A, Class CR, 3-month LIBOR + 1.950%, 2.138%, 1/20/2033, 144A(a)(c)	1,565,650
2,050,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3-month LIBOR + 3.750%, 3.934%, 4/15/2034, 144A(c)	2,059,178
300,000	Palmer Square CLO Ltd., Series 2015-2A, Class BR2, 3-month LIBOR + 1.950%, 2.138%, 7/20/2030, 144A(a)(c)	300,034
1,870,000	Palmer Square CLO Ltd., Series 2018-3A, Class D, 3-month LIBOR + 4.400%, 4.556%, 8/15/2026, 144A(c)	1,870,005
1,620,000	Palmer Square Loan Funding Ltd., Series 2020-3A, Class D, 3-month LIBOR + 4.230%, 4.418%, 7/20/2028, 144A(a)(c)	1,625,478
2,610,000	Parallel Ltd., Series 2017-1A, Class CR, 3-month LIBOR + 2.000%, 2.188%, 7/20/2029, 144A(a)(c)	2,598,798
1,645,000	Parallel Ltd., Series 2018-2A, Class B, 3-month LIBOR + 2.150%, 2.338%, 10/20/2031, 144A(a)(c)	1,635,133
1,045,000	Pikes Peak CLO 1, Series 2018-1A, Class D, 3-month LIBOR + 3.150%, 3.326%, 7/24/2031, 144A(c)	1,042,419
3,885,000	Pikes Peak CLO 3, Series 2019-3A, Class E, 3-month LIBOR + 6.860%, 7.036%, 4/25/2030, 144A(c)	3,887,117
340,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3-month LIBOR + 3.250%, 3.438%, 4/20/2034, 144A(c)	342,148
920,000	Regatta XIII Funding Ltd., Series 2018-2A, Class C, 3-month LIBOR + 3.100%, 3.284%, 7/15/2031, 144A(c)	920,099
2,565,000	Rockford Tower CLO Ltd., Series 2017-2A, Class CR, 3-month LIBOR + 1.900%, 2.084%, 10/15/2029, 144A(a)(c)	2,555,550
920,000	TCW CLO Ltd., Series 2018-1, Class D, 3-month LIBOR + 2.910%, 3.086%, 4/25/2031, 144A(c)	911,646
1,030,000	TICP CLO VII Ltd., Series 2017-7A, Class CR, 3-month LIBOR + 2.150%, 2.334%, 4/15/2033, 144A(a)(c)	1,030,470
610,000	TICP CLO XV Ltd., Series 2020-15A, Class C, 3-month LIBOR + 2.150%, 2.338%, 4/20/2033, 144A(a)(c)	610,281
895,000	TRESTLES CLO II Ltd., Series 2018-2A, Class D, 3-month LIBOR + 5.750%, 5.926%, 7/25/2031, 144A(c)	869,454
695,000	Voya CLO Ltd, Series 2019-3A, Class D, 3-month LIBOR + 3.850%, 4.040%, 10/17/2032, 144A(c)	698,443
Collateralized Loan Obligations — continued
2,435,000	York CLO-7 Ltd., Series 2019-2A, Class D, 3-month LIBOR + 3.800%, 3.984%, 1/22/2033, 144A(c)	2,442,997

	Total Collateralized Loan Obligations (Identified Cost $68,729,512)	72,202,201

Shares
Common Stocks — 4.0%
	Air Freight & Logistics — 0.1%
6,552	Expeditors International of Washington, Inc.	829,483
2,680	United Parcel Service, Inc., Class B	557,360

		1,386,843

	Banks — 0.2%
7,859	Citigroup, Inc.	556,024
3,038	Citizens Financial Group, Inc.	139,353
3,531	JPMorgan Chase & Co.	549,212
9,474	Truist Financial Corp.	525,807
15,626	Umpqua Holdings Corp.	288,300

		2,058,696

	Beverages — 0.0%
9,567	Coca-Cola Co. (The)	517,670

	Capital Markets — 0.1%
1,489	Artisan Partners Asset Management, Inc., Class A	75,671
5,371	Blackstone Group, Inc. (The), Class A	521,739
6,103	Morgan Stanley	559,584

		1,156,994

	Chemicals — 0.2%
138,555	Hexion Holdings Corp., Class B(h)	2,563,268
5,144	LyondellBasell Industries NV, Class A	529,163

		3,092,431

	Communications Equipment — 0.0%
10,937	Cisco Systems, Inc.	579,661

	Construction Materials — 0.2%
362,679	Cemex SAB de CV, Sponsored ADR(h)	3,046,504

	Consumer Finance — 0.0%
9,001	OneMain Holdings, Inc.	539,250

	Diversified Telecommunication Services — 0.0%
9,261	Verizon Communications, Inc.	518,894

	Entertainment — 0.0%
5,504	Activision Blizzard, Inc.	525,302

	Food & Staples Retailing — 0.1%
1,289	Costco Wholesale Corp.	510,019
3,822	Walmart, Inc.	538,978

		1,048,997

	Food Products — 0.0%
6,817	Tyson Foods, Inc., Class A	502,822

	Health Care Equipment & Supplies — 0.0%
3,051	Abbott Laboratories	353,702

	Health Care Providers & Services — 0.1%
1,440	Anthem, Inc.	549,792
1,404	UnitedHealth Group, Inc.	562,218

		1,112,010

	Hotels, Restaurants & Leisure — 0.1%
305	Booking Holdings, Inc.(h)	667,367
11,312	Starbucks Corp.	1,264,795

		1,932,162

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
	Household Products — 0.1%
7,993	Procter & Gamble Co. (The)	$1,078,495

	Independent Power & Renewable Electricity Producers — 0.0%
20,255	AES Corp. (The)	528,048

	Insurance — 0.1%
4,140	Allstate Corp. (The)	540,022
11,600	Fidelity National Financial, Inc.	504,136

		1,044,158

	IT Services — 0.2%
1,809	Accenture PLC, Class A	533,275
3,275	MasterCard, Inc., Class A	1,195,670
2,990	Visa, Inc., Class A	699,122

		2,428,067

	Life Sciences Tools & Services — 0.0%
1,078	Thermo Fisher Scientific, Inc.	543,819

	Machinery — 0.2%
2,508	Caterpillar, Inc.	545,816
2,219	Cummins, Inc.	541,014
1,623	Deere & Co.	572,448
1,687	Parker-Hannifin Corp.	518,095

		2,177,373

	Media — 0.1%
9,847	Comcast Corp., Class A	561,476
14,108	Fox Corp., Class A	523,830
16,177	Interpublic Group of Cos., Inc. (The)	525,591
1,561	Nexstar Media Group, Inc., Class A	230,840

		1,841,737

	Metals & Mining — 0.1%
8,101	Newmont Corp.	513,441
1,353	Reliance Steel & Aluminum Co.	204,168

		717,609

	Multiline Retail — 0.0%
2,268	Target Corp.	548,266

	Oil, Gas & Consumable Fuels — 0.3%
14,685	California Resources Corp.(h)	442,606
5,290	Chevron Corp.	554,074
8,334	ConocoPhillips	507,541
47,898	Energy Transfer LP	509,156
9,324	Exxon Mobil Corp.	588,158
32,298	Whiting Petroleum Corp.(h)	1,761,856

		4,363,391

	Personal Products — 0.1%
2,679	Estee Lauder Cos., Inc. (The), Class A	852,136

	Pharmaceuticals — 0.2%
7,618	Bristol-Myers Squibb Co.	509,035
11,713	Johnson & Johnson	1,929,599
13,331	Pfizer, Inc.	522,042

		2,960,676

	REITs – Diversified — 0.0%
2,069	American Tower Corp.	558,920

	REITs – Health Care — 0.0%
14,484	Omega Healthcare Investors, Inc.	525,624

	REITs – Storage — 0.0%
11,610	Iron Mountain, Inc.	491,335

	Road & Rail — 0.1%
1,974	Norfolk Southern Corp.	523,919
7,082	Ryder System, Inc.	526,405

		1,050,324

	Semiconductors & Semiconductor Equipment — 0.3%
4,049	Applied Materials, Inc.	576,577
1,647	KLA Corp.	533,974
806	Lam Research Corp.	524,464
701	NVIDIA Corp.	560,870
2,657	NXP Semiconductors NV	546,598
3,904	QUALCOMM, Inc.	557,999
2,632	Texas Instruments, Inc.	506,134

		3,806,616

	Software — 0.1%
920	Intuit, Inc.	450,956
1,994	Microsoft Corp.	540,175
6,857	Oracle Corp.	533,749

		1,524,880

	Specialty Retail — 0.2%
1,613	Home Depot, Inc. (The)	514,369
2,669	Lowe’s Cos., Inc.	517,706
4,492	Ross Stores, Inc.	557,008
8,197	TJX Cos., Inc. (The)	552,642

		2,141,725

	Technology Hardware, Storage & Peripherals — 0.2%
13,532	Apple, Inc.	1,853,343
18,395	HP, Inc.	555,345

		2,408,688

	Textiles, Apparel & Luxury Goods — 0.1%
1,234	LVMH Moet Hennessy Louis Vuitton SE	970,734
4,001	NIKE, Inc., Class B	618,115

		1,588,849

	Tobacco — 0.0%
5,161	Philip Morris International, Inc.	511,507

	Wireless Telecommunication Services — 0.5%
47,102	T-Mobile US, Inc.(h)	6,821,783

	Total Common Stocks (Identified Cost $51,441,210)	58,885,964

Preferred Stocks — 1.6%
Convertible Preferred Stocks — 1.6%
	Banking — 0.7%
2,914	Bank of America Corp., Series L, 7.250%(a)	4,126,224
3,705	Wells Fargo & Co., Class A, Series L, 7.500%(a)	5,654,608

		9,780,832

	Food & Beverage — 0.2%
31,289	Bunge Ltd., 4.875%	3,631,402

	Healthcare — 0.2%
18,872	Boston Scientific Corp., Series A, 5.500%	2,190,284

	Midstream — 0.0%
2,329	El Paso Energy Capital Trust I, 4.750%	117,032

	Technology — 0.2%
30,745	Clarivate PLC, Series A, 5.250%	3,219,001

	Wireless — 0.3%
3,246	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(f)(i)	4,090,220

	Total Convertible Preferred Stocks (Identified Cost $21,307,661)	23,028,771

	Total Preferred Stocks (Identified Cost $21,307,661)	23,028,771

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

Shares	Description	Value (†)
Other Investments — 0.1%
	Aircraft ABS — 0.1%
900	ECAF I Blocker Ltd.(d)(e)(f)(g) (Identified Cost $9,000,000)	$1,034,460

Principal Amount (‡)
Short-Term Investments — 7.8%
$72,488,211	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $72,488,211 on 7/01/2021 collateralized by $53,883,300 U.S. Treasury Bond 4.375% due 2/15/2038 valued at $73,938,017 including accrued interest (Note 2 of Notes to Financial Statements)	72,488,211
17,410,000	U.S. Treasury Bills, 0.056%, 3/24/2022(a)(o)(p)	17,403,825
17,950,000	U.S. Treasury Bills, 0.071%, 6/16/2022(o)	17,936,911
4,670,000	U.S. Treasury Bills, 0.105%, 11/04/2021(a)(o)	4,669,128

	Total Short-Term Investments (Identified Cost $112,496,900)	112,498,075

	Total Investments — 99.1% (Identified Cost $1,414,069,209)	1,433,494,778
	Other assets less liabilities — 0.9%	13,255,744

	Net Assets — 100.0%	$1,446,750,522

Written Options — (0.0%)
Description	Expiration Date	Exercise Price	Shares(††)	Notional Amount	Premiums (Received)	Value (†)
Options on Securities – (0.0%)
Accenture PLC, Call	8/20/2021	300.00	(1,200)	$(353,748)	$(4,281)	$(5,400)
Activision Blizzard, Inc., Call	8/20/2021	105.00	(4,400)	(419,936)	(4,079)	(5,566)
AES Corp. (The), Call	8/20/2021	27.00	(8,100)	(211,167)	(5,161)	(4,860)
American Tower Corp., Call	8/20/2021	280.00	(1,600)	(432,224)	(6,027)	(6,720)
Anthem, Inc., Call	8/20/2021	400.00	(700)	(267,260)	(3,617)	(4,165)
Apple, Inc., Call	8/20/2021	145.00	(3,100)	(424,576)	(3,317)	(5,751)
Applied Materials, Inc., Call	8/20/2021	150.00	(3,200)	(455,680)	(6,809)	(14,800)
Bristol-Myers Squibb Co., Call	8/20/2021	70.00	(5,300)	(354,146)	(4,172)	(3,392)
Chevron Corp., Call	8/20/2021	115.00	(4,200)	(439,908)	(5,533)	(3,906)
Cisco Systems, Inc., Call	8/20/2021	55.00	(7,600)	(402,800)	(8,262)	(6,536)
Citizens Financial Group, Inc., Call	8/20/2021	50.00	(1,500)	(68,805)	(956)	(937)
Coca-Cola Co. (The), Call	8/20/2021	57.50	(7,600)	(411,236)	(3,018)	(2,052)
Comcast Corp., Call	8/20/2021	60.00	(7,800)	(444,756)	(6,920)	(5,889)
ConocoPhillips, Call	8/20/2021	65.00	(6,600)	(401,940)	(7,904)	(9,702)
Energy Transfer LP, Call	8/20/2021	12.00	(23,900)	(254,057)	(6,987)	(5,258)
Exxon Mobil Corp., Call	8/20/2021	70.00	(6,500)	(410,020)	(3,509)	(3,900)
Iron Mountain, Inc., Call	8/20/2021	47.50	(5,800)	(601,982)	(5,436)	(1,305)
Lam Research Corp., Call	8/20/2021	710.00	(400)	(260,280)	(3,738)	(5,650)
LyondellBasell Industries NV, Call	8/20/2021	110.00	(2,000)	(205,740)	(4,134)	(4,150)
MasterCard, Inc., Call	8/20/2021	395.00	(1,100)	(401,599)	(7,774)	(3,437)
Microsoft Corp., Call	8/20/2021	275.00	(900)	(243,810)	(3,615)	(5,895)
Morgan Stanley, Call	8/20/2021	97.50	(4,200)	(385,098)	(2,803)	(6,195)
Newmont Corp., Call	8/20/2021	72.50	(4,000)	(253,520)	(2,198)	(1,900)
NVIDIA Corp., Call	8/20/2021	830.00	(300)	(240,030)	(4,460)	(11,243)
Pfizer, Inc., Call	8/20/2021	41.00	(7,900)	(309,364)	(3,865)	(3,239)
QUALCOMM, Inc., Call	8/20/2021	155.00	(1,900)	(271,567)	(1,667)	(4,237)
Starbucks Corp., Call	8/20/2021	120.00	(2,800)	(313,068)	(2,883)	(2,828)
Target Corp., Call	8/20/2021	250.00	(1,300)	(314,262)	(4,565)	(7,345)
Texas Instruments, Inc., Call	8/20/2021	200.00	(1,300)	(249,990)	(2,869)	(4,518)
Thermo Fisher Scientific, Inc., Call	8/20/2021	510.00	(500)	(252,235)	(4,337)	(7,900)

Total					$(134,896)	$(158,676)

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

(‡)	Principal Amount/Par Value stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Options on securities are expressed as shares.
(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(††††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.
(c)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(d)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(e)	Securities subject to restriction on resale. At June 30, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	6/18/2015	$9,000,000	$1,034,460	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	2,341,451	2,102,338	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	1,059,946	794,959	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	2,657,606	170,500	Less than 0.1%

(f)	Illiquid security.
(g)	Fair valued by the Fund’s adviser. At June 30, 2021, the value of these securities amounted to $5,989,942 or 0.4% of net assets. See Note 2 of Notes to Financial Statements.
(h)	Non-income producing security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2021, the value of these securities amounted to $7,163,951 or 0.5% of net assets. See Note 2 of Notes to Financial Statements.
(j)	Perpetual bond with no specified maturity date.
(k)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(m)	Position is unsettled. Contract rate was not determined at June 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(n)	New issue unsettled as of June 30, 2021. Coupon rate does not take effect until settlement date.
(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $683,894,746 or 47.3% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ARS	Auction Rate Security
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SAFEX	South African Futures Exchange
SLM	Sallie Mae
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
MXN	Mexican Peso
ZAR	South African Rand

At June 30, 2021, the Fund had the following open bilateral credit default swap agreements:

Buy Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate[1]	Expiration Date	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	United Mexican States	(1.00%)	6/20/2026	21,525,000	$82,426	$(70,624)	$(153,050)

At June 30, 2021, the Fund had the following open centrally cleared interest rate swap agreements:

Notional Value	Currency	Expiration Date	Fund Pays[1]	Fund Receives[1]	Market Value	Unrealized Appreciation (Depreciation)[2]
330,000,000	ZAR	5/07/2030	7.580%	3-month SAFEX-JIBAR	$(847,667)	$(849,143)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.

[1]	Payments are made quarterly.

[2]	Differences between unrealized appreciation (depreciation) and market value, if any, are due to interest booked as part of the initial trades.

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Alpha Fund – (continued)

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency		In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	9/02/2021	BRL	S	17,876,000	$3,334,639	$3,567,352	$(232,713)
Bank of America, N.A.	7/26/2021	EUR	S	1,665,000	2,006,752	1,975,258	31,494
Barclays Bank PLC	7/26/2021	EUR	S	1,955,000	2,355,724	2,319,296	36,428
Deutsche Bank AG	7/30/2021	GBP	S	1,400,000	1,944,123	1,936,785	7,338
HSBC Bank USA	8/17/2021	EUR	S	590,000	714,496	700,247	14,249
Morgan Stanley Capital Services, Inc.	7/08/2021	COP	S	5,186,874,000	1,421,373	1,381,670	39,703
Morgan Stanley Capital Services, Inc.	7/30/2021	EUR	S	1,480,000	1,789,479	1,755,927	33,552
Morgan Stanley Capital Services, Inc.	7/30/2021	ZAR	S	315,790,000	21,797,411	22,037,725	(240,314)

Total							$(310,263)

At June 30, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
30 Year U.S. Treasury Bond	9/21/2021	556	$87,234,257	$89,377,000	$(2,142,743)
Ultra 10 Year U.S. Treasury Note	9/21/2021	517	75,894,233	76,104,015	(209,782)
Ultra Long U.S. Treasury Bond	9/21/2021	353	67,025,697	68,018,688	(992,991)

Total					$(3,345,516)

Industry Summary at June 30, 2021 (Unaudited)

ABS Home Equity	7.1%
Banking	5.7
ABS Car Loan	5.1
ABS Other	4.9
Finance Companies	4.7
Technology	4.7
Cable Satellite	3.9
Non-Agency Commercial Mortgage-Backed Securities	3.2
Aerospace & Defense	2.9
Wireless	2.6
Pharmaceuticals	2.6
Treasuries	2.4
Consumer Cyclical Services	2.3
ABS Whole Business	2.1
Government Owned – No Guarantee	2.0
Metals & Mining	2.0
Other Investments, less than 2% each	28.1
Short-Term Investments	7.8
Collateralized Loan Obligations	5.0

Total Investments	99.1
Other assets less liabilities (including open written options, swap agreements, forward foreign currency and futures contracts)	0.9

Net Assets	100.0%

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 82.0% of Net Assets
Non-Convertible Bonds — 74.4%
	ABS Car Loan — 0.2%
$7,500,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class D, 3.040%, 9/22/2025, 144A	$7,542,150
5,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class D, 3.340%, 8/20/2026, 144A	5,075,250

		12,617,400

	ABS Credit Card — 0.0%
975,000	Brex Commercial Charge Card Master Trust, Series 2021-1, Class A, 2.090%, 7/15/2024, 144A	981,215

	ABS Home Equity — 1.6%
11,250,000	510 Asset Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061, 144A(a)(b)	11,249,998
5,350,000	CoreVest American Finance, Series 2021-1, Class D, 3.247%, 4/15/2053, 144A	5,408,058
13,573,904	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 1.796%, 12/27/2060, 144A(a)	13,642,954
1,965,000	FirstKey Homes Trust, Series 2021-SFR1, Class F1, 3.238%, 8/17/2028, 144A	1,964,984
1,975,000	Invitation Homes Trust, Series 2018-SFR2, Class B, 1-month LIBOR + 1.080%, 1.153%, 6/17/2037, 144A(c)(d)	1,979,372
960,000	Invitation Homes Trust, Series 2018-SFR3, Class B, 1-month LIBOR + 1.150%, 1.232%, 7/17/2037, 144A(c)	962,836
550,340	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(a)	554,918
4,025,000	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A2, 3.500%, 4/25/2061, 144A(a)	4,069,484
9,252,000	Progress Residential Trust, Series 2021-SFR4, Class F, 3.407%, 5/17/2038, 144A	9,234,877
2,320,000	Progress Residential Trust, Series 2021-SFR5, Class F, 3.158%, 7/17/2038, 144A	2,302,408
5,465,000	Progress Residential Trust, Series 2021-SFR6, Class F, 3.422%, 7/17/2038, 144A	5,464,016
2,513,000	PRPM LLC, Series 2021-4, Class A2, 3.474%, 4/25/2026, 144A(a)	2,536,803
8,085,432	PRPM LLC, Series 2021-3, Class A1, 1.867%, 4/25/2026, 144A(a)	8,172,164
8,510,000	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026, 144A(a)	8,499,048
8,130,000	Toorak Mortgage Corp., Series 2021-1, Class A1, 2.240%, 6/25/2024, 144A(a)	8,134,272
369,016	VCAT LLC, Series 2021-NPL1, Class A1, 2.289%, 12/26/2050, 144A(a)	369,984

		84,546,176

	ABS Other — 1.4%
24,147,935	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(b)(e)(f)(g)	21,733,141
10,967,324	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(b)(e)(f)(g)	8,225,493
42,000,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, 1/05/2030, 144A(b)(e)(f)(g)(h)	2,100,000
4,758,426	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(e)(i)	4,771,849
15,330,000	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046, 144A	15,364,079
	ABS Other — continued
11,100,000	SLAM Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046, 144A	11,115,018
9,318,729	Willis Engine Structured Trust, Series 2021-A, Class A, 3.104%, 5/15/2046, 144A(d)	9,389,225

		72,698,805

	ABS Whole Business — 0.1%
5,490,000	Wendy’s Funding LLC, Series 2021-1A, Class A2I, 2.370%, 6/15/2051, 144A	5,537,708

	Aerospace & Defense — 2.4%
14,845,000	Boeing Co. (The), 3.625%, 2/01/2031	15,966,215
1,995,000	Boeing Co. (The), 3.625%, 3/01/2048	1,993,331
2,660,000	Boeing Co. (The), 3.750%, 2/01/2050	2,743,923
4,190,000	Boeing Co. (The), 3.825%, 3/01/2059	4,275,432
415,000	Boeing Co. (The), 3.850%, 11/01/2048	425,869
6,000,000	Boeing Co. (The), 3.900%, 5/01/2049	6,318,281
6,209,000	Boeing Co. (The), 3.950%, 8/01/2059	6,496,069
2,795,000	Boeing Co. (The), 5.150%, 5/01/2030	3,309,713
39,862,000	Boeing Co. (The), 5.805%, 5/01/2050(d)	53,679,406
3,145,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	3,351,438
9,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	11,387,109
8,815,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	11,384,396
6,485,000	TransDigm, Inc., 5.500%, 11/15/2027	6,760,613
370,000	TransDigm, Inc., 7.500%, 3/15/2027	393,588

		128,485,383

	Airlines — 2.1%
16,395,411	Air Canada Pass Through Trust, Series 2020-2A, 5.250%, 10/01/2030, 144A(d)	17,754,755
240,000	American Airlines Group, Inc., 3.750%, 3/01/2025, 144A	221,100
20,000,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	20,025,400
1,415,848	American Airlines Pass Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	1,360,007
813,724	American Airlines Pass Through Trust, Series 2017-2, Class B, 3.700%, 4/15/2027	789,072
2,655,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	2,810,981
3,055,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	3,303,219
26,975,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, 6/20/2027, 144A	29,699,475
120,264	Northwest Airlines Pass Through Trust, Series 2002-1, Class G2, (MBIA Insured), 6.264%, 5/20/2023(d)	121,894
23,872,140	United Airlines Pass Through Trust, Series 2020-1, Class A, 5.875%, 4/15/2029(d)	26,554,175
3,081,338	United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	3,267,851
2,280,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	2,360,210
3,415,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	3,534,525

		111,802,664

	Automotive — 2.3%
1,210,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	1,256,912
18,505,000	Ford Motor Co., 4.750%, 1/15/2043	19,661,562
1,220,000	Ford Motor Co., 6.625%, 2/15/2028	1,417,823
1,345,000	Ford Motor Co., 7.500%, 8/01/2026	1,583,953

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Automotive — continued
$1,500,000	Ford Motor Credit Co. LLC, 5.113%, 5/03/2029	$1,679,220
2,845,000	General Motors Co., 5.200%, 4/01/2045	3,516,332
2,120,000	General Motors Co., 6.250%, 10/02/2043	2,926,645
29,835,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030(d)	32,303,886
540,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(j)	587,731
865,000	General Motors Financial Co., Inc., Series C, (fixed rate to 9/30/2030, variable rate thereafter), 5.700%(j)	968,800
3,870,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	4,438,387
53,485,000	Toyota Motor Credit Corp., MTN, 0.500%, 6/18/2024	53,249,595

		123,590,846

	Banking — 6.4%
6,000,000	Ally Financial, Inc., 8.000%, 11/01/2031	8,622,290
13,515,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(j)	13,997,485
10,840,000	Ally Financial, Inc., Series C, (fixed rate to 5/15/2028, variable rate thereafter), 4.700%(j)	10,978,752
13,200,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A(d)	14,977,248
22,800,000	Banco Santander S.A., (fixed rate to 6/30/2023, variable rate thereafter), 0.701%, 6/30/2024	22,845,528
9,275,000	Bank of America Corp., (fixed rate to 10/24/2030, variable rate thereafter), MTN, 1.922%, 10/24/2031(d)	9,039,001
983,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028(d)	1,070,595
8,355,000	Bank of America Corp., (fixed rate to 4/29/2030, variable rate thereafter), 2.592%, 4/29/2031(d)	8,613,480
5,895,000	Bank of America Corp., (fixed rate to 7/23/2030, variable rate thereafter), MTN, 1.898%, 7/23/2031(d)	5,731,401
31,380,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035(d)	32,692,939
19,940,000	BNP Paribas S.A., 2.824%, 1/26/2041, 144A(d)	18,833,529
18,860,000	BNP Paribas S.A., (fixed rate to 6/30/2026, variable rate thereafter), 1.675%, 6/30/2027, 144A	18,842,531
9,462,000	BNP Paribas S.A., (fixed rate to 8/12/2030, variable rate thereafter), 2.588%, 8/12/2035, 144A(d)	9,229,235
26,680,000	Citigroup, Inc., (fixed rate to 3/31/2030, variable rate thereafter), 4.412%, 3/31/2031(d)	31,153,366
5,670,000	Credit Agricole S.A., 2.811%, 1/11/2041, 144A(d)	5,379,723
6,740,000	Credit Agricole S.A., 3.250%, 1/14/2030, 144A(d)	7,104,836
5,325,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), EMTN, 4.000%, 1/10/2033(d)	5,781,624
1,709,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,843,020
6,610,000	Deutsche Bank AG, (fixed rate to 5/28/2031, variable rate thereafter), 3.035%, 5/28/2032	6,721,365
19,245,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	20,941,694
	Banking — continued
18,750,000	JPMorgan Chase & Co., (fixed rate to 11/19/2030, variable rate thereafter), 1.764%, 11/19/2031(d)	17,981,465
26,645,000	JPMorgan Chase & Co., (fixed rate to 2/04/2031, variable rate thereafter), 1.953%, 2/04/2032(d)	25,877,589
13,265,000	Natwest Group PLC, (fixed rate to 6/14/2026, variable rate thereafter), 1.642%, 6/14/2027	13,263,340
14,965,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035(d)	14,971,734
13,520,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	14,741,419

		341,235,189

	Brokerage — 0.5%
14,755,000	Jefferies Group LLC, 6.250%, 1/15/2036	19,719,392
7,155,000	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025, 144A	7,866,282

		27,585,674

	Building Materials — 1.3%
37,210,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	37,823,965
2,395,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	2,633,542
6,090,000	Cemex SAB de CV, (fixed rate to 6/8/2026, variable rate thereafter), 5.125%, 144A(j)	6,286,098
3,255,000	JELD-WEN, Inc., 4.875%, 12/15/2027, 144A	3,382,661
1,859,000	Masco Corp., 6.500%, 8/15/2032	2,472,853
1,226,000	Masco Corp., 7.750%, 8/01/2029	1,681,591
10,800,000	Owens Corning, 7.000%, 12/01/2036	15,673,632

		69,954,342

	Cable Satellite — 2.9%
3,905,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 2.800%, 4/01/2031	3,992,126
71,120,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.700%, 4/01/2051	70,342,415
9,570,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.850%, 4/01/2061	9,392,923
4,940,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.900%, 6/01/2052	5,029,940
3,900,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.125%, 7/01/2049	4,644,512
17,880,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	18,916,146
6,470,000	DISH DBS Corp., 5.125%, 6/01/2029, 144A	6,388,672
6,568,000	DISH DBS Corp., 5.875%, 11/15/2024	7,052,390
15,865,000	DISH DBS Corp., 7.750%, 7/01/2026	17,967,113
4,835,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,374,328
135,000	Time Warner Cable LLC, 5.875%, 11/15/2040	174,629
4,915,000	Ziggo BV, 5.500%, 1/15/2027, 144A	5,106,685

		154,381,879

	Chemicals — 0.6%
4,205,000	Alpek SAB de CV, 3.250%, 2/25/2031, 144A	4,255,502
1,320,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	1,375,334
6,735,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050, 144A	7,374,892
905,000	INEOS Quattro Finance 2 PLC, 3.375%, 1/15/2026, 144A	916,973

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Chemicals — continued
$6,275,000	Minerals Technologies, Inc., 5.000%, 7/01/2028, 144A	$6,528,134
10,239,000	Orbia Advance Corp. SAB de CV, 2.875%, 5/11/2031, 144A	10,302,994

		30,753,829

	Construction Machinery — 0.0%
1,310,000	United Rentals North America, Inc., 4.875%, 1/15/2028	1,389,255

	Consumer Cyclical Services — 2.3%
3,430,000	Expedia Group, Inc., 2.950%, 3/15/2031	3,475,667
28,355,000	Expedia Group, Inc., 3.250%, 2/15/2030	29,618,124
6,720,000	Expedia Group, Inc., 3.800%, 2/15/2028	7,308,611
10,550,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029, 144A	10,481,425
5,500,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	6,435,000
9,620,000	TriNet Group, Inc., 3.500%, 3/01/2029, 144A	9,485,320
18,350,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	19,748,454
34,335,000	Uber Technologies, Inc., 7.500%, 9/15/2027, 144A	37,733,478

		124,286,079

	Consumer Products — 0.4%
11,880,000	Avon Products, Inc., 8.450%, 3/15/2043	15,406,578
6,110,000	Natura Cosmeticos S.A., 4.125%, 5/03/2028, 144A	6,262,750

		21,669,328

	Electric — 1.0%
21,956,057	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	24,886,354
3,570,000	Enel Generacion Chile S.A., 7.875%, 2/01/2027(d)	4,447,466
1,635,000	Pacific Gas & Electric Co., 3.250%, 6/01/2031	1,607,735
4,365,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	3,890,353
5,515,000	Pacific Gas & Electric Co., 4.250%, 3/15/2046	5,243,641
7,435,000	Pacific Gas & Electric Co., 4.300%, 3/15/2045	7,134,654
7,860,000	Pacific Gas & Electric Co., 4.750%, 2/15/2044	7,935,802

		55,146,005

	Finance Companies — 5.4%
780,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.650%, 7/21/2027	833,260
6,980,000	Air Lease Corp., 3.125%, 12/01/2030	7,091,020
4,298,000	Air Lease Corp., 4.625%, 10/01/2028	4,842,159
2,645,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	2,682,890
11,210,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(j)	11,616,362
3,585,000	Aircastle Ltd., (fixed rate to 6/15/2026, variable rate thereafter), 5.250%, 144A(j)	3,620,850
1,020,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	1,104,822
20,000,000	Antares Holdings LP, 8.500%, 5/18/2025, 144A	23,882,207
20,380,000	Ares Capital Corp., 2.875%, 6/15/2028	20,686,108
5,315,000	Aviation Capital Group LLC, 1.950%, 1/30/2026, 144A	5,316,436
7,225,000	FS KKR Capital Corp., 3.400%, 1/15/2026	7,470,784
40,505,000	GE Capital Funding LLC, 4.550%, 5/15/2032(d)	48,351,547
11,150,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035(d)	13,363,068
135,000	Navient Corp., 5.000%, 3/15/2027	139,691
3,030,000	Navient Corp., 5.875%, 10/25/2024	3,268,613
950,000	Navient Corp., 6.750%, 6/15/2026	1,060,438
32,700,000	Navient Corp., MTN, 5.625%, 8/01/2033	31,614,033
	Finance Companies — continued
11,424,000	Navient Corp., MTN, 6.125%, 3/25/2024	12,329,466
5,355,000	OneMain Finance Corp., 6.875%, 3/15/2025	6,043,653
4,075,000	OneMain Finance Corp., 7.125%, 3/15/2026	4,746,193
8,425,000	Owl Rock Capital Corp., 2.875%, 6/11/2028	8,361,785
14,750,000	Owl Rock Capital Corp., 4.250%, 1/15/2026	15,935,121
4,360,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	4,578,000
11,965,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	11,815,437
36,940,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	37,216,681

		287,970,624

	Financial Other — 0.8%
1,800,000	China Evergrande Group, 8.250%, 3/23/2022	1,539,900
1,845,000	China Evergrande Group, 8.750%, 6/28/2025	1,230,384
1,405,000	China Evergrande Group, 9.500%, 4/11/2022	1,201,977
335,000	China Evergrande Group, 9.500%, 3/29/2024	234,670
25,740,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029, 144A	25,611,300
3,580,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,696,332
11,820,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028, 144A	11,916,097

		45,430,660

	Food & Beverage — 1.3%
4,310,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.750%, 12/01/2031, 144A	4,410,208
45,450,000	Kraft Heinz Foods Co., 4.375%, 6/01/2046	51,509,394
14,805,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	14,274,981

		70,194,583

	Gaming — 0.7%
12,960,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031, 144A	12,901,161
5,475,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	6,241,500
3,265,000	Penn National Gaming, Inc., 4.125%, 7/01/2029, 144A	3,260,919
12,590,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	13,750,798
740,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	834,720

		36,989,098

	Government Owned – No Guarantee — 1.1%
455,800,000	Export-Import Bank of Korea, MTN, 6.750%, 8/09/2022, (INR)(d)	6,232,708
6,535,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	8,514,011
6,586,000	Petroleos Mexicanos, 6.625%, 6/15/2035	6,360,430
12,239,000	Petroleos Mexicanos, 6.950%, 1/28/2060	10,830,291
30,245,000	Saudi Arabian Oil Co., 3.250%, 11/24/2050, 144A(d)	29,337,650

		61,275,090

	Health Insurance — 0.5%
21,450,000	Centene Corp., 2.500%, 3/01/2031	21,155,062
4,510,000	Centene Corp., 3.000%, 10/15/2030	4,633,033

		25,788,095

	Healthcare — 1.1%
3,285,000	Catalent Pharma Solutions, Inc., 3.125%, 2/15/2029, 144A	3,181,128
1,980,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	2,007,225

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Healthcare — continued
$2,110,000	Charles River Laboratories International, Inc., 4.000%, 3/15/2031, 144A	$2,195,096
16,025,000	HCA, Inc., 5.250%, 6/15/2049	20,426,938
28,194,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	32,000,190

		59,810,577

	Home Construction — 1.5%
47,260,000	PulteGroup, Inc., 6.000%, 2/15/2035(d)	62,025,442
13,190,000	PulteGroup, Inc., 6.375%, 5/15/2033	17,420,824

		79,446,266

	Independent Energy — 3.2%
9,350,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	10,089,446
17,065,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	18,743,935
6,638,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.000%, 11/01/2027, 144A	9,169,335
9,380,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	11,232,550
2,678,000	Devon Energy Corp., 4.500%, 1/15/2030, 144A	2,944,185
3,575,000	Diamondback Energy, Inc., 3.125%, 3/24/2031	3,704,973
2,340,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	2,505,080
6,210,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	6,379,036
8,120,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031, 144A	8,359,946
810,000	EQT Corp., 3.125%, 5/15/2026, 144A	830,015
1,720,000	EQT Corp., 3.625%, 5/15/2031, 144A	1,793,100
12,640,000	Hess Corp., 5.600%, 2/15/2041	15,778,198
550,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	603,801
10,835,000	Leviathan Bond Ltd., 6.500%, 6/30/2027, 144A	12,064,773
8,530,000	Lundin Energy Finance BV, 2.000%, 7/15/2026, 144A	8,543,651
6,160,000	Lundin Energy Finance BV, 3.100%, 7/15/2031, 144A	6,222,437
17,908,000	Mesquite Energy, Inc., 6.125%, 1/15/2023(b)(e)(g)(k)	327,716
9,520,000	Mesquite Energy, Inc., 7.750%, 6/15/2021(b)(e)(g)(k)	174,216
540,000	Occidental Petroleum Corp., 4.500%, 7/15/2044	522,374
32,720,000	Occidental Petroleum Corp., 6.625%, 9/01/2030	39,264,000
1,245,000	Ovintiv, Inc., 6.500%, 8/15/2034	1,643,543
540,000	Ovintiv, Inc., 6.500%, 2/01/2038	718,930
2,715,000	Ovintiv, Inc., 6.625%, 8/15/2037	3,622,569
360,000	Ovintiv, Inc., 7.200%, 11/01/2031	473,714
325,000	Ovintiv, Inc., 7.375%, 11/01/2031	431,505
1,495,000	Ovintiv, Inc., 8.125%, 9/15/2030	2,037,374
1,110,000	Southwestern Energy Co., 6.450%, 1/23/2025	1,228,770

		169,409,172

	Leisure — 0.7%
11,785,000	Carnival Corp., 5.750%, 3/01/2027, 144A	12,344,787
6,575,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	6,887,313
2,415,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	2,530,799
230,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	229,713
12,300,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	12,881,790

		34,874,402

	Life Insurance — 1.4%
9,880,000	Athene Global Funding, 1.608%, 6/29/2026, 144A	9,881,093
3,575,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047(d)	3,970,490
	Life Insurance — continued
13,830,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030(d)	16,827,478
20,000,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(e)(i)	32,060,800
8,920,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(e)(i)	11,784,391

		74,524,252

	Lodging — 0.7%
7,620,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032, 144A	7,524,750
1,745,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	1,740,428
5,385,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	5,506,163
7,440,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	7,555,250
4,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	4,212,131
7,670,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	7,905,469
970,000	Travel & Leisure Co., 6.000%, 4/01/2027	1,065,613
1,120,000	Travel & Leisure Co., 6.625%, 7/31/2026, 144A	1,268,960

		36,778,764

	Media Entertainment — 1.3%
5,500,000	AMC Networks, Inc., 4.250%, 2/15/2029	5,548,125
3,925,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	4,037,844
1,925,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	2,012,395
4,635,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,965,244
1,325,000	Netflix, Inc., 4.875%, 4/15/2028	1,540,313
11,680,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	13,891,024
1,305,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	1,585,048
6,520,000	Netflix, Inc., 5.875%, 11/15/2028	8,002,844
7,670,000	Netflix, Inc., 6.375%, 5/15/2029	9,796,507
3,956,000	ViacomCBS, Inc., 4.375%, 3/15/2043	4,577,318
4,469,000	ViacomCBS, Inc., 4.900%, 8/15/2044	5,420,560
4,600,000	ViacomCBS, Inc., 4.950%, 5/19/2050	5,808,419

		67,185,641

	Metals & Mining — 3.3%
8,090,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	8,120,599
13,790,000	Anglo American Capital PLC, 2.875%, 3/17/2031, 144A	14,097,094
22,016,000	ArcelorMittal S.A., 7.000%, 3/01/2041	30,578,945
2,630,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	2,751,269
35,930,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	39,152,921
1,810,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,877,875
9,590,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	10,259,670
22,815,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	27,556,071
12,330,000	Glencore Funding LLC, 2.500%, 9/01/2030, 144A(d)	12,283,763
29,695,000	Glencore Funding LLC, 2.850%, 4/27/2031, 144A(d)	30,197,880
1,900,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	1,881,000

		178,757,087

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Midstream — 0.6%
$14,530,000	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 9/30/2040, 144A(d)	$14,422,640
505,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	722,404
1,425,000	Plains All American Pipeline LP/PAA Finance Corp., 3.800%, 9/15/2030	1,524,833
185,000	Plains All American Pipeline LP/PAA Finance Corp., 4.300%, 1/31/2043	186,887
11,340,000	Plains All American Pipeline LP/PAA Finance Corp., 4.700%, 6/15/2044	12,013,614
1,180,000	Plains All American Pipeline LP/PAA Finance Corp., 4.900%, 2/15/2045	1,282,401
3,515,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032, 144A	3,615,705

		33,768,484

	Non-Agency Commercial Mortgage-Backed Securities — 0.2%
3,065,000	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class C, 5.038%, 9/10/2045, 144A(a)	3,077,173
2,005,000	Commercial Mortgage Trust, Series 2012-CR3, Class AM, 3.416%, 10/15/2045, 144A(d)	2,020,855
2,570,000	Commercial Mortgage Trust, Series 2012-LC4, Class B, 4.934%, 12/10/2044(a)	2,579,524
2,085,000	Extended Stay America Trust, Series 2021-ESH, Class D, 1-month LIBOR + 2.250%, 2.325%, 7/15/2038, 144A(c)	2,093,974
290,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 4.566%, 12/15/2047, 144A(a)(d)	285,404
1,550,000	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 4.435%, 7/15/2046(a)	1,556,188
1,725,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.646%, 8/15/2046(a)	1,722,548

		13,335,666

	Packaging — 0.2%
8,750,000	Owens-Brockway Glass Container, Inc., 6.625%, 5/13/2027, 144A	9,515,625

	Paper — 0.8%
15,225,000	Georgia-Pacific LLC, 7.750%, 11/15/2029(d)	21,944,314
4,865,000	WestRock MWV LLC, 7.950%, 2/15/2031	6,941,474
8,750,000	WestRock MWV LLC, 8.200%, 1/15/2030	12,378,884
2,840,000	Weyerhaeuser Co., 6.950%, 10/01/2027	3,669,724

		44,934,396

	Pharmaceuticals — 0.2%
1,995,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	2,068,416
9,700,000	Viatris, Inc., 4.000%, 6/22/2050, 144A	10,258,032

		12,326,448

	Property & Casualty Insurance — 0.2%
12,510,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 11.444%, 1/15/2033, 144A(b)(c)(e)(h)(i)	3,674,812
6,220,000	Radian Group, Inc., 6.625%, 3/15/2025	7,019,208

		10,694,020

	REITs – Apartments — 0.0%
1,855,000	American Homes 4 Rent, 2.375%, 7/15/2031	1,827,416

	REITs – Office Property — 0.0%
1,910,000	Corporate Office Properties LP, 2.750%, 4/15/2031	1,924,412

	Restaurants — 0.4%
19,175,000	Yum! Brands, Inc., 4.625%, 1/31/2032	20,133,750

	Retailers — 0.6%
3,665,000	Carvana Co., 5.500%, 4/15/2027, 144A	3,784,956
3,250,000	Carvana Co., 5.625%, 10/01/2025, 144A	3,378,895
6,245,000	Carvana Co., 5.875%, 10/01/2028, 144A	6,569,240
3,325,000	Dillard’s, Inc., 7.000%, 12/01/2028	3,960,009
1,500,000	Dillard’s, Inc., 7.750%, 7/15/2026	1,806,795
3,975,000	Lithia Motors, Inc., 3.875%, 6/01/2029, 144A	4,117,106
6,365,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	7,523,112
2,555,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031, 144A	2,525,515

		33,665,628

	Sovereigns — 0.9%
30,640,000	Mexico Government International Bond, 3.771%, 5/24/2061(d)	28,550,659
20,885,000	Mexico Government International Bond, 4.280%, 8/14/2041(d)	21,921,731

		50,472,390

	Supermarkets — 0.1%
2,290,000	Safeway, Inc., 7.250%, 2/01/2031	2,673,575

	Supranational — 0.1%
525,240,000	International Finance Corp., 5.850%, 11/25/2022, (INR)(d)	7,158,188

	Technology — 2.0%
23,110,000	Broadcom, Inc., 4.300%, 11/15/2032	26,315,947
1,025,000	Broadcom, Inc., 5.000%, 4/15/2030	1,209,266
15,295,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	15,658,256
1,215,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	1,215,000
13,195,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	13,619,879
3,990,000	Jabil, Inc., 3.600%, 1/15/2030	4,317,388
6,335,000	Jabil, Inc., 3.950%, 1/12/2028	7,042,209
15,170,000	KLA Corp., 5.650%, 11/01/2034(d)	19,349,935
5,655,000	Marvell Technology, Inc., 2.950%, 4/15/2031, 144A	5,860,678
5,200,000	Sensata Technologies BV, 4.000%, 4/15/2029, 144A	5,278,433
5,770,000	Square, Inc., 3.500%, 6/01/2031, 144A	5,820,487

		105,687,478

	Transportation Services — 0.4%
4,150,000	Adani Ports & Special Economic Zone Ltd., 3.100%, 2/02/2031, 144A	3,955,697
14,685,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	15,298,533
1,234,000	Fenix Marine Service Holdings Ltd., 8.000%, 1/15/2024	1,357,400
1,240,000	GMR Hyderabad International Airport Ltd., 4.250%, 10/27/2027, 144A	1,204,935
255,000	GMR Hyderabad International Airport Ltd., 4.750%, 2/02/2026, 144A	259,016

		22,075,581

	Treasuries — 14.7%
142,342(††)	Brazil Notas do Tesouro Nacional, Series F, 10.000%, 1/01/2025, (BRL)	30,188,317
5,454,785(†††)	Mexican Fixed Rate Bonds, 6.750%, 3/09/2023, (MXN)(d)	27,853,499
135,835,000	U.S. Treasury Note, 0.125%, 11/30/2022(d)	135,744,797
109,525,000	U.S. Treasury Note, 0.125%, 12/31/2022(l)	109,430,876
117,000,000	U.S. Treasury Note, 0.125%, 1/31/2023(d)	116,885,743
250,000,000	U.S. Treasury Note, 0.125%, 2/28/2023(d)	249,687,500
80,985,000	U.S. Treasury Note, 0.125%, 4/30/2023	80,833,153
40,355,000	U.S. Treasury Note, 0.125%, 5/31/2023	40,268,300

		790,892,185

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — 2.9%
$6,300,000	Bharti Airtel Ltd., 3.250%, 6/03/2031, 144A	$6,249,758
16,660,000	Crown Castle International Corp., 2.500%, 7/15/2031	16,778,595
1,200,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	1,276,536
20,720,000	HTA Group Ltd., 7.000%, 12/18/2025	22,041,522
7,228,000	IHS Netherlands Holdco BV, 8.000%, 9/18/2027, 144A	7,863,920
2,580,000	Kenbourne Invest S.A., 4.700%, 1/22/2028, 144A	2,593,648
5,345,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	5,680,185
490,000	Liquid Telecommunications Financing PLC, 5.500%, 9/04/2026, 144A	502,049
1,903,500	Millicom International Cellular S.A., 5.125%, 1/15/2028, 144A	1,979,640
4,225,500	Millicom International Cellular S.A., 6.250%, 3/25/2029, 144A	4,619,950
16,600,000	SBA Communications Corp., 3.125%, 2/01/2029, 144A	16,003,497
27,610,000	T-Mobile USA, Inc., 3.375%, 4/15/2029	28,493,343
13,640,000	T-Mobile USA, Inc., 3.500%, 4/15/2031	14,111,262
25,025,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	27,973,446

		156,167,351

	Wirelines — 1.6%
27,835,000	AT&T, Inc., 3.500%, 9/15/2053, 144A(d)	27,965,004
350,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	386,694
2,160,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	2,270,700
1,240,000	Lumen Technologies, Inc., 5.625%, 4/01/2025	1,345,400
30,646,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	35,357,823
16,440,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	19,604,700

		86,930,321

	Total Non-Convertible Bonds (Identified Cost $3,863,934,400)	3,999,279,002

Convertible Bonds — 6.3%
	Airlines — 0.4%
3,695,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	3,682,068
11,670,000	Southwest Airlines Co., 1.250%, 5/01/2025(d)	17,672,756

		21,354,824

	Cable Satellite — 3.0%
14,660,000	DISH Network Corp., 2.375%, 3/15/2024	14,211,037
143,750,000	DISH Network Corp., 3.375%, 8/15/2026	146,696,875

		160,907,912

	Consumer Cyclical Services — 0.4%
5,370,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(m)	5,799,600
5,830,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.734%, 2/15/2026, 144A(n)	5,636,881
7,860,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(m)	7,970,040

		19,406,521

	Healthcare — 0.5%
25,010,000	Teladoc Health, Inc., 1.250%, 6/01/2027	27,996,194

	Media Entertainment — 0.1%
8,280,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(m)	7,897,050

	Oil Field Services — 0.2%
10,424,449	Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash, 11/15/2025, 144A(b)(e)(f)(g)(o)(p)	7,933,006

	Pharmaceuticals — 0.9%
8,280,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	8,580,564
27,195,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	27,247,409
5,015,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(m)	4,913,195
3,735,000	Livongo Health, Inc., 0.875%, 6/01/2025	5,933,309
835,000	Neurocrine Biosciences, Inc., 2.250%, 5/15/2024	1,116,312

		47,790,789

	Technology — 0.8%
23,210,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	31,565,600
2,885,000	Splunk, Inc., 1.125%, 6/15/2027	2,811,072
9,150,000	Western Digital Corp., 1.500%, 2/01/2024	9,773,344

		44,150,016

	Total Convertible Bonds (Identified Cost $335,053,881)	337,436,312

Municipals — 1.3%
	Virginia — 1.3%
66,375,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046 (Identified Cost $66,369,205)	69,725,637

	Total Bonds and Notes (Identified Cost $4,265,357,486)	4,406,440,951

Senior Loans — 0.7%
	Airlines — 0.1%
5,898,705	United Airlines, Inc., 2021 Term Loan B, 1-month LIBOR + 3.750%, 4.500%, 4/21/2028(c)	5,970,787

	Chemicals — 0.1%
7,037,600	Aruba Investments, Inc., 2020 2nd Lien Term Loan, 3-month LIBOR + 7.750%, 8.500%, 11/24/2028(c)	7,061,035

	Independent Energy — 0.3%
12,660,000	Ascent Resources – Utica, 2020 2nd Lien Term Loan, 3-month LIBOR + 9.000%, 10.000%, 11/01/2025(c)	13,962,967

	Lodging — 0.1%
6,025,787	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 5/19/2028(q)	6,027,655

	Pharmaceuticals — 0.1%
5,210,000	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(c)	5,224,640

	Total Senior Loans (Identified Cost $36,649,948)	38,247,084

Collateralized Loan Obligations — 2.5%
4,475,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3-month LIBOR + 1.600%, 1.730%, 7/20/2034, 144A(c)	4,454,774
4,955,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3-month LIBOR + 2.850%, 2.980%, 7/20/2034, 144A(c)	4,954,921

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Collateralized Loan Obligations — continued
$1,245,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3-month LIBOR + 3.100%, 7/15/2034, 144A(b)(c)(r)	$1,245,000
9,390,000	AIG CLO Ltd., Series 2021-1A, Class D, 3-month LIBOR + 2.950%, 3.134%, 4/22/2034, 144A(c)	9,389,449
6,730,000	Assurant CLO Ltd., Series 2018-3A, Class DR, 3-month LIBOR + 3.100%, 3.201%, 10/20/2031, 144A(b)(c)	6,730,000
3,025,000	Bain Capital Credit CLO Ltd, Series 2017-2A, Class DR2, 3-month LIBOR + 3.100%, 7/25/2034, 144A(b)(c)(r)	3,025,000
7,130,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class CR, 3-month LIBOR + 2.000%, 2.000%, 1/17/2032, 144A(c)	7,092,261
1,505,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3-month LIBOR + 3.000%, 3.000%, 1/17/2032, 144A(c)	1,504,994
3,095,000	CIFC Funding Ltd., Series 2021-5A, Class D, 3-month LIBOR + 3.250%, 7/15/2034, 144A(b)(c)(e)(i)(r)	3,095,000
5,230,000	Elmwood CLO V Ltd., Series 2020-2A, Class DR, 3-month LIBOR + 3.100%, 10/20/2034, 144A(b)(c)(r)	5,230,000
2,890,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class D2, 3-month LIBOR + 2.850%, 2.966%, 1/20/2034, 144A(c)	2,887,344
2,195,000	KVK CLO Ltd., Series 2013-1A, Class DR, 3-month LIBOR + 2.950%, 3.136%, 1/14/2028, 144A(c)	2,194,982
5,980,000	LCM 30 Ltd., Series 30A, Class BR, 3-month LIBOR + 1.500%, 1.660%, 4/20/2031, 144A(c)	5,962,558
980,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 2.000%, 2.160%, 4/20/2031, 144A(c)	970,813
2,965,000	LCM 30 Ltd., Series 30A, Class CR, 3-month LIBOR + 3.000%, 3.160%, 4/20/2031, 144A(c)	2,964,991
10,665,000	Madison Park Funding XXIII Ltd., Series 2017-23A, Class DR, 3-month LIBOR + 3.200%, 3.355%, 7/27/2031, 144A(c)	10,664,965
990,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3-month LIBOR + 3.000%, 3.173%, 1/23/2031, 144A(c)	990,050
3,480,000	Neuberger Berman CLO XVI-S Ltd., Series 2017-16SA, Class DR, 3-month LIBOR + 2.900%, 3.100%, 4/15/2034, 144A(c)	3,479,964
6,010,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3-month LIBOR + 1.650%, 1.850%, 7/15/2034, 144A(c)	6,016,015
8,055,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3-month LIBOR + 3.100%, 7/20/2032, 144A(b)(c)(e)(i)(r)	8,055,000
7,155,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 3.150%, 7/15/2034, 144A(b)(c)(e)(i)(r)	7,155,000
8,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3-month LIBOR + 1.650%, 7/02/2035, 144A(b)(c)(r)	8,250,000
6,450,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, 3-month LIBOR + 2.900%, 7/02/2035, 144A(b)(c)(r)	6,450,000
9,695,000	Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, 3-month LIBOR + 1.500%, 1.655%, 10/17/2031, 144A(c)(d)	9,695,466
Collateralized Loan Obligations — continued
3,330,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3-month LIBOR + 2.700%, 2.855%, 10/17/2031, 144A(c)	3,329,983
970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3-month LIBOR + 1.700%, 2.138%, 5/21/2034, 144A(c)	969,903
7,615,000	Palmer Square CLO Ltd., Series 2015-1A, Class CR4, 3-month LIBOR + 2.850%, 2.975%, 5/21/2034, 144A(c)	7,614,853
1,130,000	Parallel Ltd., Series 2015-1A, Class DR, 3-month LIBOR + 2.550%, 2.738%, 7/20/2027, 144A(c)	1,130,549
400,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3-month LIBOR + 2.950%, 3.138%, 1/20/2031, 144A(c)	397,198

	Total Collateralized Loan Obligations (Identified Cost $135,981,881)	135,901,033

Shares
Common Stocks — 10.3%
	Aerospace & Defense — 0.3%
37,988	Lockheed Martin Corp.	14,372,760

	Air Freight & Logistics — 0.3%
68,588	United Parcel Service, Inc., Class B	14,264,246

	Beverages — 0.3%
268,690	Coca-Cola Co. (The)	14,538,816

	Capital Markets — 0.5%
16,898	BlackRock, Inc.	14,785,243
164,431	Morgan Stanley	15,076,678

		29,861,921

	Chemicals — 0.2%
664,252	Hexion Holdings Corp., Class B(h)	12,288,662

	Communications Equipment — 0.3%
275,878	Cisco Systems, Inc.	14,621,534

	Electric Utilities — 0.5%
142,353	Duke Energy Corp.	14,053,088
198,965	NextEra Energy, Inc.	14,580,155

		28,633,243

	Electronic Equipment, Instruments & Components — 0.3%
363,031	Corning, Inc.	14,847,968

	Food & Staples Retailing — 0.3%
103,481	Walmart, Inc.	14,592,891

	Health Care Equipment & Supplies — 0.3%
125,614	Abbott Laboratories	14,562,431

	Health Care Providers & Services — 0.5%
37,353	Anthem, Inc.	14,261,375
35,848	UnitedHealth Group, Inc.	14,354,973

		28,616,348

	Hotels, Restaurants & Leisure — 0.3%
130,385	Starbucks Corp.	14,578,347

	Household Products — 0.3%
106,741	Procter & Gamble Co. (The)	14,402,563

	Insurance — 0.3%
151,146	Progressive Corp. (The)	14,844,049

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

Shares	Description	Value (†)
	IT Services — 0.5%
51,712	Accenture PLC, Class A	$15,244,181
74,726	Automatic Data Processing, Inc.	14,842,078

		30,086,259

	Machinery — 0.3%
41,003	Deere & Co.	14,462,168

	Media — 0.5%
264,617	Comcast Corp., Class A	15,088,462
461,939	iHeartMedia, Inc., Class A(h)	12,440,017

		27,528,479

	Metals & Mining — 0.2%
198,433	Newmont Corp.	12,576,684

	Oil Field Services — 0.0%
60,638	Pioneer Energy Services Corp.(b)(e)(f)(g)(h)(p)	—

	Oil, Gas & Consumable Fuels — 0.8%
9,229	Battalion Oil Corp.(h)	123,669
137,373	Chevron Corp.	14,388,448
500,544	Lonestar Resources U.S., Inc.(b)(e)(f)(g)(h)(p)	4,955,386
225,503	Paragon Offshore Ltd., Litigation Units, Class B(b)(f)(g)(h)	1,761,178
158,206	Whiting Petroleum Corp.(h)	8,630,137
554,466	Williams Cos., Inc. (The)	14,721,072

		44,579,890

	Pharmaceuticals — 1.3%
639,907	Bristol-Myers Squibb Co.	42,758,586
85,748	Johnson & Johnson	14,126,126
186,252	Merck & Co., Inc.	14,484,818
18,625	Organon & Co.(h)	563,592

		71,933,122

	REITs – Diversified — 0.3%
58,263	American Tower Corp.	15,739,167

	Road & Rail — 0.3%
65,908	Union Pacific Corp.	14,495,146

	Software — 0.3%
23,768	iQor Holdings, Inc.(e)(h)(i)	318,800
58,610	Microsoft Corp.	15,877,449

		16,196,249

	Specialty Retail — 0.3%
46,793	Home Depot, Inc. (The)	14,921,820

	Technology Hardware, Storage & Peripherals — 0.3%
115,898	Apple, Inc.	15,873,390

	Wireless Telecommunication Services — 0.5%
184,918	T-Mobile US, Inc.(h)	26,781,674

	Total Common Stocks (Identified Cost $564,095,931)	550,199,827

Preferred Stocks — 1.9%
Convertible Preferred Stocks — 1.6%
	Banking — 0.7%
19,083	Bank of America Corp., Series L, 7.250%	27,021,528
7,500	Wells Fargo & Co., Class A, Series L, 7.500%	11,446,575

		38,468,103

	Food & Beverage — 0.1%
37,280	Bunge Ltd., 4.875%	4,326,717

	Healthcare — 0.1%
57,041	Boston Scientific Corp., Series A, 5.500%	6,620,178

	Midstream — 0.2%
242,297	El Paso Energy Capital Trust I, 4.750%	12,175,424

	Technology — 0.2%
115,400	Clarivate PLC, Series A, 5.250%	12,082,380

	Wireless — 0.3%
11,832	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(e)(i)	14,909,267

	Total Convertible Preferred Stocks (Identified Cost $79,074,646)	88,582,069

Non-Convertible Preferred Stocks — 0.3%
	Finance Companies — 0.0%
10,425	iStar, Inc., Series G, 7.650%	268,861

	Home Construction — 0.1%
208,246	Hovnanian Enterprises, Inc., 7.625%(h)	3,858,798

	REITs – Office Property — 0.0%
1,596	Highwoods Properties, Inc., Series A, 8.625%	1,995,000

	REITs – Warehouse/Industrials — 0.2%
116,192	Prologis, Inc., Series Q, 8.540%	8,435,539

	Total Non-Convertible Preferred Stocks (Identified Cost $8,540,568)	14,558,198

	Total Preferred Stocks (Identified Cost $87,615,214)	103,140,267

Closed-End Investment Companies — 0.1%
170,282	NexPoint Strategic Opportunities Fund (Identified Cost $10,230,310)	2,343,080

Principal Amount (‡)
Short-Term Investments — 2.5%
1,693,051,726	Central Bank of Iceland, 0.000%, (ISK)(c)(s)	13,685,650
122,806,152	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2021 at 0.000% to be repurchased at $122,806,152 on 7/01/2021 collateralized by $91,867,200 U.S. Treasury Bond, 4.250% due 5/15/2039 valued at $125,262,397 including accrued interest (Note 2 of Notes to Financial Statements)	122,806,152

	Total Short-Term Investments (Identified Cost $136,586,485)	136,491,802

	Total Investments — 100.0% (Identified Cost $5,236,517,255)	5,372,764,044
	Other assets less liabilities — (0.0)%	(81,148)

	Net Assets — 100.0%	$5,372,682,896

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 1,000.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of June 30, 2021 is disclosed.

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

(b)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(c)	Variable rate security. Rate as of June 30, 2021 is disclosed.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(e)	Illiquid security.
(f)	Securities subject to restriction on resale. At June 30, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost		Value	% of Net Assets
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	$24,204,995		$21,733,141	0.4%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	10,967,324		8,225,493	0.2%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	32,732,982		2,100,000	Less than 0.1%
Lonestar Resources U.S., Inc.	12/01/2020	3,473,775	*	4,955,386	0.1%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	22,768,653		1,761,178	Less than 0.1%
Pioneer Energy Services Corp. 5.000% PIK or 5.000% Cash	5/29/2020	9,688,450		7,933,006	0.2%
Pioneer Energy Services Corp.	5/29/2020	17,677,239	**	—	—

*	Represents basis assigned upon receipt in a taxable restructuring.
**	Represents basis carried over in a non-taxable restructuring.
(g)	Fair valued by the Fund’s adviser. At June 30, 2021, the value of these securities amounted to $47,210,136 or 0.9% of net assets. See Note 2 of Notes to Financial Statements.
(h)	Non-income producing security.
(i)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2021, the value of these securities amounted to $85,824,919 or 1.6% of net assets. See Note 2 of Notes to Financial Statements.
(j)	Perpetual bond with no specified maturity date.
(k)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(l)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(n)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(o)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended June 30, 2021, interest payments were made in principal.
(p)	Affiliated issuer. See Note 6i for a summary of transactions in securities of affiliated issuers.
(q)	Position is unsettled. Contract rate was not determined at June 30, 2021 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(r)	New issue unsettled as of June 30, 2021. Coupon rate does not take effect until settlement date.
(s)	Security callable by issuer at any time. No specified maturity date.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021, the value of Rule 144A holdings amounted to $1,619,251,473 or 30.1% of net assets.
ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
LIBOR	London Interbank Offered Rate
MBIA	Municipal Bond Investors Assurance Corp.
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
BRL	Brazilian Real
INR	Indian Rupee
ISK	Icelandic Krona
MXN	Mexican Peso

At June 30, 2021, the Fund had the following open centrally cleared credit default swap agreements:

Sell Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Implied Credit Spread^	Notional Value(‡)	Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
CDX.NA HY* Series 36 500, 5-Year	5.00%	6/20/2026	2.73%	266,000,000	$22,504,039	$27,511,552	$5,007,513

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
^

Implied credit spreads, represented in absolute terms, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

*	CDX.NA.HY is an index composed of North American high yield credit default swaps.

At June 30, 2021, the Fund had the following open forward foreign currency contracts:

Counterparty	Delivery Date	Currency Bought/ Sold (B/S)	Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	9/02/2021	BRL	S75,391,000	$14,063,648	$15,045,100	$(981,452)

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of June 30, 2021 (Unaudited)

Loomis Sayles Strategic Income Fund – (continued)

At June 30, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra 10 Year U.S. Treasury Note	9/21/2021	4,688	$679,947,750	$690,088,250	$(10,140,500)
Ultra Long U.S. Treasury Bond	9/21/2021	68	12,620,062	13,102,750	(482,688)

Total					$(10,623,188)

Industry Summary at June 30, 2021 (Unaudited)

Treasuries	14.7%
Banking	7.1
Cable Satellite	5.9
Finance Companies	5.4
Metals & Mining	3.5
Independent Energy	3.5
Wireless	3.2
Technology	3.0
Consumer Cyclical Services	2.7
Aerospace & Defense	2.7
Airlines	2.6
Pharmaceuticals	2.5
Automotive	2.3
Other Investments, less than 2% each	35.8
Short-Term Investments	2.5
Collateralized Loan Obligations	2.5
Closed-End Investment Companies	0.1

Total Investments	100.0
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	(0.0)*

Net Assets	100.0%

*	Less than 0.1%

See accompanying notes to financial statements.

63  |

Statements of Assets and Liabilities

June 30, 2021 (Unaudited)

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund	Strategic Alpha Fund
ASSETS
Investments at cost	$112,793,204	$38,553,554	$5,967,394,554	$1,414,069,209
Net unrealized appreciation	1,861,763	1,487,200	356,825,018	19,425,569

Investments at value	114,654,967	40,040,754	6,324,219,572	1,433,494,778
Cash	767	—	2,883,411	7,168
Due from brokers (Note 2)	1,375,010	—	—	10,695,498
Foreign currency at value (identified cost $0, $0, $0 and $4,179,463, respectively)	—	—	—	4,022,862
Receivable for Fund shares sold	316,957	7,435	15,020,513	1,849,066
Receivable from investment adviser (Note 6)	—	1,453	—	—
Receivable for securities sold	411,132	—	1,471,935	575,939
Dividends and interest receivable	1,520,030	380,520	36,103,825	10,736,901
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	—	—	162,764
Tax reclaims receivable	—	—	11,197	673
Receivable for variation margin on centrally cleared swap agreements (Note 2)	—	—	—	7,348
Unamortized upfront premiums paid on bilateral swap agreements (Note 2)	—	—	—	82,426
Prepaid expenses (Note 8)	19	5	910	207

TOTAL ASSETS	118,278,882	40,430,167	6,379,711,363	1,461,635,630

LIABILITIES
Options written, at value (premiums received $0, $0, $0 and $134,896, respectively) (Note 2)	—	—	—	158,676
Payable for securities purchased	2,248,412	834,587	15,686,984	11,759,409
Unrealized depreciation on bilateral swap agreements (Note 2)	—	—	—	153,050
Payable for Fund shares redeemed	130,151	8,293	10,179,859	434,641
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	—	—	473,027
Payable for variation margin on futures contracts (Note 2)	—	—	2,886,033	800,521
Distributions payable	—	15,457	—	—
Management fees payable (Note 6)	44,633	—	1,898,685	701,495
Deferred Trustees’ fees (Note 6)	230,359	77,267	1,250,216	237,563
Administrative fees payable (Note 6)	4,204	1,378	222,062	50,549
Payable to distributor (Note 6d)	1,033	163	44,047	5,921
Audit and tax services fees payable	34,317	28,205	38,998	44,097
Other accounts payable and accrued expenses	31,282	12,355	299,023	66,159

TOTAL LIABILITIES	2,724,391	977,705	32,505,907	14,885,108

NET ASSETS	$115,554,491	$39,452,462	$6,347,205,456	$1,446,750,522

NET ASSETS CONSIST OF:
Paid-in capital	$122,476,935	$38,421,932	$5,919,454,318	$1,458,840,710
Accumulated earnings (loss)	(6,922,444)	1,030,530	427,751,138	(12,090,188)

NET ASSETS	$115,554,491	$39,452,462	$6,347,205,456	$1,446,750,522

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$21,418,978	$7,765,066	$859,920,818	$41,978,896

Shares of beneficial interest	4,865,021	739,687	74,632,031	3,987,562

Net asset value and redemption price per share	$4.40	$10.50	$11.52	$10.53

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$4.60	$10.82	$12.03	$11.00

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$2,129,616	$805,297	$91,086,301	$5,125,502

Shares of beneficial interest	481,818	76,683	8,003,918	487,952

Net asset value and offering price per share	$4.42	$10.50	$11.38	$10.50

Class N shares:
Net assets	$77,164	$—	$1,388,886,181	$576,638,973

Shares of beneficial interest	17,520	—	120,520,513	54,896,723

Net asset value, offering and redemption price per share	$4.40	$—	$11.52	$10.50

Class Y shares:
Net assets	$91,928,733	$30,882,099	$3,878,853,228	$823,007,151

Shares of beneficial interest	20,924,482	2,937,121	336,382,168	78,391,165

Net asset value, offering and redemption price per share	$4.39	$10.51	$11.53	$10.50

Admin Class shares:
Net assets	$—	$—	$128,458,928	$—

Shares of beneficial interest	—	—	11,182,143	—

Net asset value, offering and redemption price per share	$—	$—	$11.49	$—

See accompanying notes to financial statements.

|  64

Statements of Assets and Liabilities (continued)

June 30, 2021 (Unaudited)

Strategic Income Fund
ASSETS
Unaffiliated investments at cost	$5,205,550,896
Affiliated investments at cost	30,966,359
Net unrealized appreciation on unaffiliated investments	154,324,756
Net unrealized appreciation on affiliated investments	(18,077,967)

Investments at value	5,372,764,044
Cash	1,146,775
Due from brokers (Note 2)	28,785,000
Receivable for Fund shares sold	4,583,033
Receivable for securities sold	9,405,078
Dividends and interest receivable	39,354,918
Receivable for variation margin on centrally cleared swap agreements (Note 2)	48,702
Prepaid expenses (Note 8)	786

TOTAL ASSETS	5,456,088,336

LIABILITIES
Payable for securities purchased	65,461,507
Payable for Fund shares redeemed	9,467,617
Unrealized depreciation on forward foreign currency contracts (Note 2)	981,452
Payable for variation margin on futures contracts (Note 2)	2,347,249
Management fees payable (Note 6)	2,522,813
Deferred Trustees’ fees (Note 6)	2,112,408
Administrative fees payable (Note 6)	188,775
Payable to distributor (Note 6d)	48,062
Audit and tax services fees payable	39,849
Other accounts payable and accrued expenses	235,708

TOTAL LIABILITIES	83,405,440

NET ASSETS	$5,372,682,896

NET ASSETS CONSIST OF:
Paid-in capital	$5,480,622,249
Accumulated loss	(107,939,353)

NET ASSETS	$5,372,682,896

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$1,613,943,541

Shares of beneficial interest	112,774,050

Net asset value and redemption price per share	$14.31

Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$14.95

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$150,540,980

Shares of beneficial interest	10,401,726

Net asset value and offering price per share	$14.47

Class N shares:
Net assets	$247,817,229

Shares of beneficial interest	17,335,924

Net asset value, offering and redemption price per share	$14.30

Class Y shares:
Net assets	$3,263,858,322

Shares of beneficial interest	228,363,262

Net asset value, offering and redemption price per share	$14.29

Admin Class shares:
Net assets	$96,522,824

Shares of beneficial interest	6,769,812

Net asset value, offering and redemption price per share	$14.26

See accompanying notes to financial statements.

65  |

Statements of Operations

For the Six Months Ended June 30, 2021 (Unaudited)

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund	Strategic Alpha Fund
INVESTMENT INCOME
Interest	$2,823,289	$367,088	$93,296,618	$23,926,508
Dividends	79,096	—	2,032,844	985,946
Less net foreign taxes withheld	(427)	—	—	(3,263)

	2,901,958	367,088	95,329,462	24,909,191

Expenses
Management fees (Note 6)	361,288	77,190	12,292,653	4,089,926
Service and distribution fees (Note 6)	44,542	15,310	1,938,558	83,435
Administrative fees (Note 6)	25,748	8,285	1,326,542	293,866
Trustees’ fees and expenses (Note 6)	31,489	14,978	222,457	50,165
Transfer agent fees and expenses (Notes 6 and 7)	47,114	14,247	1,856,718	237,560
Audit and tax services fees	26,103	26,177	31,539	41,667
Custodian fees and expenses	9,006	2,971	80,176	33,167
Legal fees (Note 8)	2,048	683	116,068	25,011
Registration fees	51,256	25,089	152,816	54,131
Shareholder reporting expenses	22,150	2,813	178,908	17,813
Miscellaneous expenses (Note 8)	17,862	14,930	96,672	33,634

Total expenses	638,606	202,673	18,293,107	4,960,375
Less waiver and/or expense reimbursement (Note 6)	(145,550)	(100,514)	(1,309,981)	—

Net expenses	493,056	102,159	16,983,126	4,960,375

Net investment income	2,408,902	264,929	78,346,336	19,948,816

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	2,051,285	(46,990)	56,498,358	13,017,088
Futures contracts	—	—	31,143,427	(2,257,537)
Options written	—	—	—	(132,499)
Swap agreements	199,712	—	—	5,065,649
Forward foreign currency contracts (Note 2d)	—	—	—	(3,894,601)
Foreign currency transactions (Note 2c)	—	—	—	494,725
Net change in unrealized appreciation (depreciation) on:
Investments	(661,798)	(115,050)	(137,621,733)	(2,308,587)
Futures contracts	—	—	(14,446,067)	(3,323,082)
Options written	—	—	—	(32,112)
Swap agreements	—	—	—	(3,220,922)
Forward foreign currency contracts (Note 2d)	—	—	—	2,751,304
Foreign currency translations (Note 2c)	—	—	—	(400,001)

Net realized and unrealized gain (loss) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	1,589,199	(162,040)	(64,426,015)	5,759,425

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,998,101	$102,889	$13,920,321	$25,708,241

See accompanying notes to financial statements.

|  66

Statements of Operations (continued)

For the Six Months Ended June 30, 2021 (Unaudited)

Strategic Income Fund
INVESTMENT INCOME
Interest from unaffiliated investments	$79,317,192
Interest from affiliated investments (Note 6)	314,867
Dividends	11,732,228
Less net foreign taxes withheld	(13,856)

91,350,431

Expenses
Management fees (Note 6)	15,802,434
Service and distribution fees (Note 6)	3,311,400
Administrative fees (Note 6)	1,184,509
Trustees’ fees and expenses (Note 6)	296,415
Transfer agent fees and expenses (Notes 6 and 7)	2,054,188
Audit and tax services fees	31,698
Custodian fees and expenses	111,212
Legal fees (Note 8)	114,756
Registration fees	54,036
Shareholder reporting expenses	208,872
Miscellaneous expenses (Note 8)	99,063

Total expenses	23,268,583

Net investment income	68,081,848

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, FORWARD FOREIGN CURRENCY CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Unaffiliated investments	(23,276,994)
Futures contracts	11,522,672
Swap agreements	2,472,346
Forward foreign currency contracts (Note 2d)	(936,517)
Foreign currency transactions (Note 2c)	184,799
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	128,047,612
Affiliated investments	2,770,426
Futures contracts	(10,623,188)
Swap agreements	5,007,513
Forward foreign currency contracts (Note 2d)	(981,452)
Foreign currency translations (Note 2c)	(306)

Net realized and unrealized gain on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	114,186,911

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$182,268,759

See accompanying notes to financial statements.

67  |

Statements of Changes in Net Assets

	High Income Fund		Intermediate Municipal Bond Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$2,408,902	$5,806,947	$264,929	$414,488
Net realized gain (loss) on investments and swap agreements	2,250,997	(4,673,658)	(46,990)	184,411
Net change in unrealized appreciation (depreciation) on investments	(661,798)	2,338,998	(115,050)	430,359

Net increase in net assets resulting from operations	3,998,101	3,472,287	102,889	1,029,258

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(471,349)	(1,244,423)	(55,062)	(151,821)
Class C	(37,807)	(131,410)	(2,638)	(13,774)
Class N	(273,540)	(739,980)	—	—
Class Y	(1,697,858)	(4,149,317)	(224,001)	(249,452)

Total distributions	(2,480,554)	(6,265,130)	(281,701)	(415,047)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	1,318,917	(31,816,114)	2,439,811	17,552,248

Net increase (decrease) in net assets	2,836,464	(34,608,957)	2,260,999	18,166,459
NET ASSETS
Beginning of the period	112,718,027	147,326,984	37,191,463	19,025,004

End of the period	$115,554,491	$112,718,027	$39,452,462	$37,191,463

See accompanying notes to financial statements.

|  68

Statements of Changes in Net Assets (continued)

	Investment Grade Bond Fund		Strategic Alpha Fund
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$78,346,336	$164,483,540	$19,948,816	$36,177,393
Net realized gain (loss) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency transactions	87,641,785	275,303,966	12,292,825	(1,064,890)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, options written, swap agreements, forward foreign currency contracts and foreign currency translations	(152,067,800)	176,877,424	(6,533,400)	71,358,169

Net increase in net assets resulting from operations	13,920,321	616,664,930	25,708,241	106,470,672

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(10,247,094)	(66,337,702)	(312,908)	(708,457)
Class C	(934,022)	(10,552,630)	(20,481)	(158,470)
Class N	(17,773,907)	(96,560,712)	(5,202,634)	(11,490,422)
Class Y	(50,203,392)	(284,270,221)	(6,945,926)	(15,871,781)
Admin Class	(1,367,196)	(8,996,534)	—	—

Total distributions	(80,525,611)	(466,717,799)	(12,481,949)	(28,229,130)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	389,048,702	300,818,816	118,507,881	(63,947,948)

Net increase in net assets	322,443,412	450,765,947	131,734,173	14,293,594
NET ASSETS
Beginning of the period	6,024,762,044	5,573,996,097	1,315,016,349	1,300,722,755

End of the period	$6,347,205,456	$6,024,762,044	$1,446,750,522	$1,315,016,349

See accompanying notes to financial statements.

69  |

Statements of Changes in Net Assets (continued)

	Strategic Income Fund
	Six Months Ended June 30, 2021 (Unaudited)	Period Ended December 31, 2020(a)	Year Ended September 30, 2020
FROM OPERATIONS:
Net investment income	$68,081,848	$44,046,477	$229,871,606
Net realized loss on investments, futures contracts, swap agreements, forward currency contracts and foreign currency transactions	(10,033,694)	(327,238,965)	(100,631,884)
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency translations	124,220,605	595,874,403	(199,460,920)

Net increase (decrease) in net assets resulting from operations	182,268,759	312,681,915	(70,221,198)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(20,715,770)	(33,250,024)	(60,755,051)
Class C	(1,821,270)	(4,600,466)	(12,091,933)
Class N	(3,492,026)	(4,334,379)	(7,404,708)
Class Y	(47,704,214)	(75,910,796)	(150,040,710)
Admin Class	(1,168,398)	(1,932,234)	(3,669,167)

Total distributions	(74,901,678)	(120,027,899)	(233,961,569)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 11)	(723,848,976)	(255,047,276)	(797,576,770)

Net decrease in net assets	(616,481,895)	(62,393,260)	(1,101,759,537)
NET ASSETS
Beginning of the period	5,989,164,791	6,051,558,051	7,153,317,588

End of the period	$5,372,682,896	$5,989,164,791	$6,051,558,051

(a)	For the three month period ended December 31, 2020.

See accompanying notes to financial statements.

|  70

Financial Highlights

For a share outstanding throughout each period.

	High Income Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$4.35		$4.25		$3.99		$4.25		$4.37	$4.23		$3.99

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.20		0.20		0.05		0.20	0.22		0.20
Net realized and unrealized gain (loss)	0.05		0.12	(b)	0.27		(0.24)		(0.14)	0.12		0.21

Total from Investment Operations	0.13		0.32		0.47		(0.19)		0.06	0.34		0.41

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.22)		(0.21)		(0.06)		(0.18)	(0.20)		(0.16)
Net realized capital gains	—		—		—		(0.01)		—	—		(0.01)

Total Distributions	(0.08)		(0.22)		(0.21)		(0.07)		(0.18)	(0.20)		(0.17)

Net asset value, end of the period	$4.40		$4.35		$4.25		$3.99		$4.25	$4.37		$4.23

Total return(c)(d)	3.14	%(e)	8.16%		11.94%		(4.54	)%(e)	1.41%	8.17%		10.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$21,419		$41,547		$23,199		$23,125		$26,175	$34,039		$34,820
Net expenses(f)	1.00	%(g)	1.00%		1.03	%(h)	1.05	%(g)	1.05%	1.09	%(i)	1.10%
Gross expenses	1.24	%(g)	1.22%		1.18%		1.27	%(g)	1.16%	1.15%		1.14%
Net investment income	3.72	%(g)	4.91%		4.84%		5.13	%(g)	4.73%	5.03%		5.16%
Portfolio turnover rate	52%		99	%(j)	48%		17%		55%	46%		38%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2019, the expense limit decreased from 1.05% to 1.00%.
(i)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.

See accompanying notes to financial statements.

71  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$4.37		$4.27		$4.00		$4.27		$4.38	$4.24		$4.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.17		0.17		0.05		0.17	0.18		0.18
Net realized and unrealized gain (loss)	0.05		0.12	(b)	0.28		(0.26)		(0.13)	0.12		0.20

Total from Investment Operations	0.12		0.29		0.45		(0.21)		0.04	0.30		0.38

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.19)		(0.18)		(0.05)		(0.15)	(0.16)		(0.13)
Net realized capital gains	—		—		—		(0.01)		—	—		(0.01)

Total Distributions	(0.07)		(0.19)		(0.18)		(0.06)		(0.15)	(0.16)		(0.14)

Net asset value, end of the period	$4.42		$4.37		$4.27		$4.00		$4.27	$4.38		$4.24

Total return(c)(d)	2.75	%(e)	7.30%		11.32%		(4.95	)%(e)	0.86%	7.33%		9.81%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,130		$2,933		$3,836		$5,351		$6,248	$11,227		$12,288
Net expenses(f)	1.75	%(g)	1.75%		1.78	%(h)	1.80	%(g)	1.80%	1.84	%(i)	1.85%
Gross expenses	1.99	%(g)	1.97%		1.93%		2.02	%(g)	1.91%	1.90%		1.89%
Net investment income	3.08	%(g)	4.24%		4.11%		4.38	%(g)	3.99%	4.29%		4.43%
Portfolio turnover rate	52%		99	%(j)	48%		17%		55%	46%		38%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2019, the expense limit decreased from 1.80% to 1.75%.
(i)	Effective July 1, 2017, the expense limit decreased to 1.80%.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.

See accompanying notes to financial statements.

|  72

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Period Ended September 30, 2017**
Net asset value, beginning of the period	$4.36		$4.25		$3.99		$4.25		$4.36	$4.16

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.21		0.22		0.06		0.20	0.19
Net realized and unrealized gain (loss)	0.04		0.14	(b)	0.26		(0.25)		(0.12)	0.18

Total from Investment Operations	0.13		0.35		0.48		(0.19)		0.08	0.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.24)		(0.22)		(0.06)		(0.19)	(0.17)
Net realized capital gains	—		—		—		(0.01)		—	—

Total Distributions	(0.09)		(0.24)		(0.22)		(0.07)		(0.19)	(0.17)

Net asset value, end of the period	$4.40		$4.36		$4.25		$3.99		$4.25	$4.36

Total return(c)	3.05	%(d)(e)	8.73%		12.28%		(4.47	)%(d)	1.96%	8.99	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$77		$14,783		$11,977		$10,417		$10,338	$1
Net expenses(f)	0.70	%(g)	0.70%		0.72	%(h)	0.75	%(g)	0.75%	0.75	%(g)(i)
Gross expenses	0.92	%(g)	0.88%		0.82%		0.89	%(g)	0.79%	31.73	%(g)
Net investment income	4.06	%(g)	5.28%		5.13%		5.45	%(g)	4.65%	5.19	%(g)
Portfolio turnover rate	52%		99	%(j)	48%		17%		55%	46	%(k)

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
**	From commencement of Class operations on November 30, 2016 through September 30, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)

Generally accepted accounting principles require certain adjustments to be made to the net assets of the Fund for financial reporting purposes only, and as such, the total returns based on the adjusted net asset values per share may differ from the total returns reported in the average annual total return table.

(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective July 1, 2019, the expense limit decreased from 0.75% to 0.70%.
(i)	Effective July 1, 2017, the expense limit decreased to 0.75%.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(k)	Represents the Fund’s portfolio turnover rate for the year ended September 30, 2017.

See accompanying notes to financial statements.

73  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	High Income Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018	Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$4.34		$4.25		$3.98		$4.24		$4.36	$4.22		$3.98

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.22		0.21		0.06		0.21	0.23		0.21
Net realized and unrealized gain (loss)	0.05		0.10	(b)	0.28		(0.25)		(0.14)	0.12		0.21

Total from Investment Operations	0.14		0.32		0.49		(0.19)		0.07	0.35		0.42

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.23)		(0.22)		(0.06)		(0.19)	(0.21)		(0.17)
Net realized capital gains	—		—		—		(0.01)		—	—		(0.01)

Total Distributions	(0.09)		(0.23)		(0.22)		(0.07)		(0.19)	(0.21)		(0.18)

Net asset value, end of the period	$4.39		$4.34		$4.25		$3.98		$4.24	$4.36		$4.22

Total return(c)	3.28	%(d)	8.19%		12.52%		(4.49	)%(d)	1.68%	8.47%		10.98%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$91,929		$53,456		$108,315		$97,585		$127,699	$133,940		$129,169
Net expenses(e)	0.75	%(f)	0.75%		0.77	%(g)	0.80	%(f)	0.80%	0.84	%(h)	0.85%
Gross expenses	1.00	%(f)	0.98%		0.93%		1.02	%(f)	0.91%	0.90%		0.89%
Net investment income	4.11	%(f)	5.32%		5.07%		5.39	%(f)	4.98%	5.28%		5.43%
Portfolio turnover rate	52%		99	%(i)	48%		17%		55%	46%		38%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective July 1, 2019, the expense limit decreased from 0.80% to 0.75%.
(h)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(i)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.

See accompanying notes to financial statements.

|  74

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Municipal Bond Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$10.55		$10.38	$9.97	$10.17	$9.89	$10.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.19	0.24	0.22	0.19	0.12
Net realized and unrealized gain (loss)	(0.04)		0.17	0.41	(0.19)	0.28	(0.20)

Total from Investment Operations	0.02		0.36	0.65	0.03	0.47	(0.08)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)		(0.19)	(0.24)	(0.23)	(0.19)	(0.12)

Net asset value, end of the period	$10.50		$10.55	$10.38	$9.97	$10.17	$9.89

Total return(b)(c)	0.17	%(d)	3.48%	6.54%	0.33%	4.77%	(0.79)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,765		$8,941	$7,567	$6,019	$6,004	$5,474
Net expenses(e)	0.70	%(f)	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	1.22	%(f)	1.42%	1.84%	1.30%	1.10%	0.88%
Net investment income	1.20	%(f)	1.78%	2.31%	2.24%	1.87%	1.19%
Portfolio turnover rate	28%		41%	11%	65%	34%	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

75  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Municipal Bond Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$10.55		$10.38	$9.98	$10.18	$9.90	$10.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.02		0.11	0.16	0.15	0.11	0.04
Net realized and unrealized gain (loss)	(0.04)		0.17	0.40	(0.19)	0.28	(0.18)

Total from Investment Operations	(0.02)		0.28	0.56	(0.04)	0.39	(0.14)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.11)	(0.16)	(0.16)	(0.11)	(0.05)

Net asset value, end of the period	$10.50		$10.55	$10.38	$9.98	$10.18	$9.90

Total return(b)(c)	(0.20	)%(d)	2.71%	5.64%	(0.42)%	3.98%	(1.44)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$805		$1,050	$1,420	$1,675	$2,395	$4,015
Net expenses(e)	1.45	%(f)	1.45%	1.45%	1.45%	1.45%	1.45%
Gross expenses	1.97	%(f)	2.18%	2.60%	2.05%	1.83%	1.63%
Net investment income	0.45	%(f)	1.08%	1.57%	1.49%	1.10%	0.44%
Portfolio turnover rate	28%		41%	11%	65%	34%	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

|  76

Financial Highlights (continued)

For a share outstanding throughout each period.

	Intermediate Municipal Bond Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016
Net asset value, beginning of the period	$10.56		$10.40	$9.99	$10.19	$9.90	$10.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.19	0.26	0.25	0.21	0.15
Net realized and unrealized gain (loss)	(0.05)		0.18	0.41	(0.20)	0.29	(0.20)

Total from Investment Operations	0.03		0.37	0.67	0.05	0.50	(0.05)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.21)	(0.26)	(0.25)	(0.21)	(0.15)

Net asset value, end of the period	$10.51		$10.56	$10.40	$9.99	$10.19	$9.90

Total return(b)	0.30	%(c)	3.63%	6.80%	0.58%	5.13%	(0.55)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$30,882		$27,200	$10,039	$14,510	$28,960	$49,179
Net expenses(d)	0.45	%(e)	0.45%	0.45%	0.45%	0.45%	0.45%
Gross expenses	0.97	%(e)	1.16%	1.60%	1.04%	0.83%	0.63%
Net investment income	1.45	%(e)	1.86%	2.57%	2.47%	2.09%	1.44%
Portfolio turnover rate	28%		41%	11%	65%	34%	48%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

77  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$11.65		$11.33		$10.77		$10.98		$11.30		$11.59		$11.10

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.32		0.35		0.08		0.30		0.36		0.39
Net realized and unrealized gain (loss)	(0.12)		0.94		0.58		(0.16)		(0.28)		0.05		0.48

Total from Investment Operations	0.01		1.26		0.93		(0.08)		0.02		0.41		0.87

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.32)		(0.36)		(0.08)		(0.21)		(0.26)		(0.23)
Net realized capital gains	(0.01)		(0.62)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)

Total Distributions	(0.14)		(0.94)		(0.37)		(0.13)		(0.34)		(0.70)		(0.38)

Net asset value, end of the period	$11.52		$11.65		$11.33		$10.77		$10.98		$11.30		$11.59

Total return(b)	0.08	%(c)(d)	11.41	%(c)	8.78	%(c)	(0.66	)%(c)(d)	0.19	%(c)	3.88%		8.06%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$859,921		$872,976		$772,485		$721,110		$777,391		$902,955		$1,130,260
Net expenses	0.75	%(e)(f)	0.76	%(f)(g)	0.77	%(f)(h)	0.78	%(e)(f)	0.80	%(f)(i)	0.82	%(j)	0.85%
Gross expenses	0.80	%(e)	0.80%		0.81%		0.82	%(e)	0.82%		0.82%		0.85%
Net investment income	2.35	%(e)	2.73%		3.10%		3.09	%(e)	2.73%		3.23%		3.49%
Portfolio turnover rate	17%		70	%(k)	44	%(l)	39	%(l)	3%		10%		11%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2020, the expense limit decreased from 0.76% to 0.75%.
(h)	Effective July 1, 2019, the expense limit decreased from 0.78% to 0.76%.
(i)	Effective July 1, 2018, the expense limit decreased to 0.78%.
(j)	Effective July 1, 2017, the expense limit decreased to 0.80%.
(k)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(l)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

|  78

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$11.51		$11.20		$10.65		$10.86		$11.19		$11.48		$11.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.23		0.26		0.06		0.22		0.27		0.30
Net realized and unrealized gain (loss)	(0.12)		0.93		0.58		(0.16)		(0.28)		0.06		0.47

Total from Investment Operations	(0.03)		1.16		0.84		(0.10)		(0.06)		0.33		0.77

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.23)		(0.28)		(0.06)		(0.14)		(0.18)		(0.14)
Net realized capital gains	(0.01)		(0.62)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)

Total Distributions	(0.10)		(0.85)		(0.29)		(0.11)		(0.27)		(0.62)		(0.29)

Net asset value, end of the period	$11.38		$11.51		$11.20		$10.65		$10.86		$11.19		$11.48

Total return(b)	(0.30	)%(c)(d)	10.61	%(c)	7.94	%(c)	(0.86	)%(c)(d)	(0.53	)%(c)	3.12%		7.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$91,086		$132,606		$204,395		$366,068		$412,788		$689,798		$1,001,522
Net expenses	1.50	%(e)(f)	1.51	%(f)(g)	1.52	%(f)(h)	1.53	%(e)(f)	1.55	%(f)(i)	1.57	%(j)	1.60%
Gross expenses	1.55	%(e)	1.55%		1.56%		1.57	%(e)	1.57%		1.57%		1.60%
Net investment income	1.60	%(e)	2.01%		2.35%		2.34	%(e)	1.96%		2.49%		2.74%
Portfolio turnover rate	17%		70	%(k)	44	%(l)	39	%(l)	3%		10%		11%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2020, the expense limit decreased from 1.51% to 1.50%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.53% to 1.51%.
(i)	Effective July 1, 2018, the expense limit decreased to 1.53%.
(j)	Effective July 1, 2017, the expense limit decreased to 1.55%.
(k)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(l)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

79  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$11.65		$11.33		$10.78		$10.98		$11.30		$11.58		$11.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.35		0.38		0.09		0.34		0.39		0.43
Net realized and unrealized gain (loss)	(0.12)		0.94		0.58		(0.15)		(0.28)		0.07		0.47

Total from Investment Operations	0.03		1.29		0.96		(0.06)		0.06		0.46		0.90

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.35)		(0.40)		(0.09)		(0.25)		(0.30)		(0.28)
Net realized capital gains	(0.01)		(0.62)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)

Total Distributions	(0.16)		(0.97)		(0.41)		(0.14)		(0.38)		(0.74)		(0.43)

Net asset value, end of the period	$11.52		$11.65		$11.33		$10.78		$10.98		$11.30		$11.58

Total return	0.22	%(b)(c)	11.74	%(b)	9.11%		(0.58	)%(c)	0.50%		4.34%		8.31%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,388,886		$1,188,772		$1,367,172		$1,216,690		$1,251,189		$1,203,169		$47,343
Net expenses	0.45	%(d)(e)	0.46	%(e)(f)	0.47	%(g)	0.48	%(d)	0.47	%(h)	0.48	%(i)	0.47%
Gross expenses	0.47	%(d)	0.47%		0.47%		0.48	%(d)	0.47%		0.48%		0.47%
Net investment income	2.65	%(d)	3.04%		3.40%		3.40	%(d)	3.05%		3.51%		3.88%
Portfolio turnover rate	17%		70	%(j)	44	%(k)	39	%(k)	3%		10%		11%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2020, the expense limit decreased from 0.46% to 0.45%.
(g)	Effective July 1, 2019, the expense limit decreased from 0.48% to 0.46%.
(h)	Effective July 1, 2018, the expense limit decreased to 0.48%.
(i)	Effective July 1, 2017, the expense limit decreased to 0.50%.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(k)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

|  80

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$11.66		$11.34		$10.78		$10.99		$11.31		$11.59		$11.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.35		0.37		0.09		0.33		0.39		0.42
Net realized and unrealized gain (loss)	(0.12)		0.94		0.59		(0.16)		(0.28)		0.06		0.47

Total from Investment Operations	0.03		1.29		0.96		(0.07)		0.05		0.45		0.89

LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)		(0.35)		(0.39)		(0.09)		(0.24)		(0.29)		(0.26)
Net realized capital gains	(0.01)		(0.62)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)

Total Distributions	(0.16)		(0.97)		(0.40)		(0.14)		(0.37)		(0.73)		(0.41)

Net asset value, end of the period	$11.53		$11.66		$11.34		$10.78		$10.99		$11.31		$11.59

Total return	0.20	%(b)(c)	11.68	%(b)	9.04	%(b)	(0.59	)%(b)(c)	0.43	%(b)	4.24%		8.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,878,853		$3,704,948		$3,118,505		$2,912,537		$3,001,906		$3,453,137		$4,571,167
Net expenses	0.50	%(d)(e)	0.51	%(e)(f)	0.52	%(e)(g)	0.53	%(d)(e)	0.55	%(e)(h)	0.57	%(i)	0.60%
Gross expenses	0.55	%(d)	0.55%		0.56%		0.57	%(d)	0.57%		0.57%		0.60%
Net investment income	2.60	%(d)	2.98%		3.35%		3.35	%(d)	2.98%		3.48%		3.74%
Portfolio turnover rate	17%		70	%(j)	44	%(k)	39	%(k)	3%		10%		11%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2020, the expense limit decreased from 0.51% to 0.50%.
(g)	Effective July 1, 2019, the expense limit decreased from 0.53% to 0.51%.
(h)	Effective July 1, 2018, the expense limit decreased to 0.53%.
(i)	Effective July 1, 2017, the expense limit decreased to 0.55%.
(j)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(k)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

81  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Investment Grade Bond Fund—Admin Class
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020		Year Ended December 31, 2019		Period Ended December 31, 2018*		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$11.62		$11.30		$10.75		$10.95		$11.28		$11.56		$11.08

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.29		0.32		0.08		0.28		0.34		0.37
Net realized and unrealized gain (loss)	(0.12)		0.94		0.58		(0.15)		(0.28)		0.06		0.47

Total from Investment Operations	0.00	(b)	1.23		0.90		(0.07)		0.00	(b)	0.40		0.84

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.29)		(0.34)		(0.08)		(0.20)		(0.24)		(0.21)
Net realized capital gains	(0.01)		(0.62)		(0.01)		(0.05)		(0.13)		(0.44)		(0.15)

Total Distributions	(0.13)		(0.91)		(0.35)		(0.13)		(0.33)		(0.68)		(0.36)

Net asset value, end of the period	$11.49		$11.62		$11.30		$10.75		$10.95		$11.28		$11.56

Total return	(0.04	)%(c)(d)	11.17	%(c)	8.43	%(c)	(0.63	)%(c)(d)	(0.07	)%(c)	3.76	%(c)	7.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$128,459		$125,460		$111,439		$111,864		$115,301		$25,521		$35,294
Net expenses	1.00	%(e)(f)	1.01	%(f)(g)	1.02	%(f)(h)	1.03	%(e)(f)	1.02	%(f)(i)(j)	1.02	%(f)(k)(l)	1.07	%(m)
Gross expenses	1.05	%(e)	1.05%		1.06%		1.07	%(e)	1.05	%(j)	1.03	%(l)	1.07	%(m)
Net investment income	2.10	%(e)	2.48%		2.85%		2.85	%(e)	2.56%		3.03%		3.27%
Portfolio turnover rate	17%		70	%(n)	44	%(o)	39	%(o)	3%		10%		11%

*	For the three month period ended December 31, 2018 due to change in fiscal year end.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2020, the expense limit decreased from 1.01% to 1.00%.
(h)	Effective July 1, 2019, the expense limit decreased from 1.03% to 1.01%.
(i)	Effective July 1, 2018, the expense limit decreased to 1.03%.
(j)	Includes refund of prior year service fee of 0.02%.
(k)	Effective July 1, 2017, the expense limit decreased to 1.05%.
(l)	Includes refund of prior year service fee of 0.05%.
(m)	Includes refund of prior year service fee of 0.03%.
(n)	The variation in the Fund’s turnover rate from 2019 to 2020 was primarily due to a significant repositioning of the portfolio as a result of increased market volatility.
(o)

The variation in the Fund’s turnover rate from the year ended September 30, 2018 to the period ended December 31, 2018 was primarily due to changes in the investment strategy and portfolio management team of the Fund. During 2019, turnover has remained elevated due to a continued repositioning of the Fund.

See accompanying notes to financial statements.

|  82

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Alpha Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$10.43		$9.69	$9.62		$9.92		$9.86		$9.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.28	0.30		0.33		0.32		0.30
Net realized and unrealized gain (loss)	0.04		0.67	0.04		(0.30)		(0.01)		0.31

Total from Investment Operations	0.18		0.95	0.34		0.03		0.31		0.61

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.21)	(0.27)		(0.33)		(0.25)		(0.20)

Net asset value, end of the period	$10.53		$10.43	$9.69		$9.62		$9.92		$9.86

Total return(b)	1.74	%(c)	9.97%	3.58%		0.39%		3.22	%(d)	6.57%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$41,979		$36,067	$48,815		$36,528		$28,020		$67,746
Net expenses	0.98	%(e)	0.99%	0.99%		1.00	%(f)	1.05	%(g)(h)	1.10%
Gross expenses	0.98	%(e)	0.99%	0.99%		1.00	%(f)	1.06%		1.10%
Net investment income	2.64	%(e)	2.81%	3.10%		3.29%		3.26%		3.14%
Portfolio turnover rate	200%		498%	414	%(i)	379	%(i)	178	%(j)	72%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.
(g)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(h)	Effective July 1, 2017, the expense limit decreased from 1.30% to 1.00%.
(i)

The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained elevated due to a larger volume of short duration securities held by the Fund.

(j)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

83  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Alpha Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$10.40		$9.66	$9.58		$9.88		$9.82		$9.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.21	0.23		0.26		0.25		0.23
Net realized and unrealized gain (loss)	0.03		0.66	0.04		(0.31)		0.00	(b)(c)	0.30

Total from Investment Operations	0.13		0.87	0.27		(0.05)		0.25		0.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)		(0.13)	(0.19)		(0.25)		(0.19)		(0.13)

Net asset value, end of the period	$10.50		$10.40	$9.66		$9.58		$9.88		$9.82

Total return(d)	1.29	%(e)	9.12%	2.87	%(f)	(0.42)%		2.53%		5.70%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,126		$8,962	$16,337		$26,883		$33,759		$45,674
Net expenses	1.73	%(g)	1.74%	1.73	%(h)	1.75	%(i)	1.81	%(j)	1.85%
Gross expenses	1.73	%(g)	1.74%	1.74%		1.75	%(i)	1.81%		1.85%
Net investment income	1.85	%(g)	2.14%	2.33%		2.61%		2.52%		2.40%
Portfolio turnover rate	200%		498%	414	%(k)	379	%(k)	178	%(l)	72%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Amount rounds to less than $0.01 per share.
(d)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(e)	Periods less than one year are not annualized.
(f)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(g)	Computed on an annualized basis for periods less than one year.
(h)	The administrator agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(i)	Includes fee/expense recovery of less than 0.01%.
(j)	Effective July 1, 2017, the expense limit decreased from 2.05% to 1.75%.
(k)

The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained elevated due to a larger volume of short duration securities held by the Fund.

(l)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

|  84

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Alpha Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018		Period Ended December 31, 2017*
Net asset value, beginning of the period	$10.41		$9.67	$9.60		$9.90		$9.90

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.31	0.33		0.34		0.25
Net realized and unrealized gain (loss)	0.04		0.67	0.04		(0.28)		(0.04)

Total from Investment Operations	0.19		0.98	0.37		0.06		0.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.24)	(0.30)		(0.36)		(0.21)

Net asset value, end of the period	$10.50		$10.41	$9.67		$9.60		$9.90

Total return	1.79	%(b)	10.36%	3.92%		0.68%		2.11	%(b)(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$576,639		$527,494	$297,300		$255,226		$59,282
Net expenses	0.68	%(d)	0.68%	0.67%		0.70	%(e)	0.70	%(d)(f)(g)
Gross expenses	0.68	%(d)	0.68%	0.67%		0.70	%(e)	0.72	%(d)
Net investment income	2.95	%(d)	3.13%	3.39%		3.44%		3.83	%(d)
Portfolio turnover rate	200%		498%	414	%(h)	379	%(h)	178	%(i)

*	From commencement of Class operations on May 1, 2017 through December 31, 2017.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.00% to 0.70%.
(h)

The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained elevated due to a larger volume of short duration securities held by the Fund.

(i)	Represents the Fund’s portfolio turnover rate for the year ended December 31, 2017.

See accompanying notes to financial statements.

85  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Alpha Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Year Ended December 31, 2020	Year Ended December 31, 2019		Year Ended December 31, 2018		Year Ended December 31, 2017		Year Ended December 31, 2016
Net asset value, beginning of the period	$10.41		$9.67	$9.59		$9.90		$9.85		$9.44

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.30	0.32		0.35		0.35		0.32
Net realized and unrealized gain (loss)	0.03		0.68	0.06		(0.31)		(0.01)		0.32

Total from Investment Operations	0.18		0.98	0.38		0.04		0.34		0.64

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.24)	(0.30)		(0.35)		(0.29)		(0.23)

Net asset value, end of the period	$10.50		$10.41	$9.67		$9.59		$9.90		$9.85

Total return	1.86	%(b)	10.19%	3.96%		0.53%		3.48	%(c)	6.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$823,007		$742,493	$938,271		$1,186,322		$1,031,537		$1,083,527
Net expenses	0.73	%(d)	0.74%	0.74%		0.75	%(e)	0.80	%(f)(g)	0.85%
Gross expenses	0.73	%(d)	0.74%	0.74%		0.75	%(e)	0.81%		0.85%
Net investment income	2.89	%(d)	3.05%	3.33%		3.51%		3.53%		3.39%
Portfolio turnover rate	200%		498%	414	%(h)	379	%(h)	178	%(i)	72%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.75%.
(h)

The variation in the Fund’s turnover rate from 2017 to 2018 was primarily due to a repositioning of the portfolio. During 2019, turnover has remained elevated due to a larger volume of short duration securities held by the Fund.

(i)	The variation in the Fund’s turnover rate from 2016 to 2017 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

|  86

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class A
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$14.03		$13.58		$14.25		$14.39	$14.84	$14.70	$14.70

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.10		0.47		0.57	0.52	0.56	0.57
Net realized and unrealized gain (loss)	0.30		0.63		(0.66)		(0.16)	(0.33)	0.42	0.61

Total from Investment Operations	0.46		0.73		(0.19)		0.41	0.19	0.98	1.18

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.16)		(0.45)		(0.48)	(0.57)	(0.52)	(0.36)
Net realized capital gains	—		(0.12)		(0.03)		(0.07)	(0.07)	(0.32)	(0.82)

Total Distributions	(0.18)		(0.28)		(0.48)		(0.55)	(0.64)	(0.84)	(1.18)

Net asset value, end of the period	$14.31		$14.03		$13.58		$14.25	$14.39	$14.84	$14.70

Total return(b)	3.39	%(c)	5.37	%(c)	(1.39)%		3.02%	1.34%	7.01%	8.72%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,613,944		$1,682,562		$1,683,547		$1,835,813	$1,986,300	$1,999,385	$2,514,770
Net expenses	0.97	%(d)	0.97	%(d)	0.97	%(e)	0.96%	0.96%	0.96%	0.96%
Gross expenses	0.97	%(d)	0.97	%(d)	0.97%		0.96%	0.96%	0.96%	0.96%
Net investment income	2.31	%(d)	2.78	%(d)	3.42%		4.03%	3.57%	3.82%	4.01%
Portfolio turnover rate	61	%(g)	30	%(f)	30%		13%	6%	11%	17%

*	For the three month period ended December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 1.25% to 1.00%.
(f)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

(g)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the six months ended June 30, 2021 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

87  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class C
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$14.18		$13.72		$14.39		$14.52	$14.97	$14.81	$14.80

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.07		0.38		0.47	0.41	0.45	0.47
Net realized and unrealized gain (loss)	0.30		0.64		(0.68)		(0.16)	(0.33)	0.44	0.61

Total from Investment Operations	0.41		0.71		(0.30)		0.31	0.08	0.89	1.08

LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)		(0.13)		(0.34)		(0.37)	(0.46)	(0.41)	(0.25)
Net realized capital gains	—		(0.12)		(0.03)		(0.07)	(0.07)	(0.32)	(0.82)

Total Distributions	(0.12)		(0.25)		(0.37)		(0.44)	(0.53)	(0.73)	(1.07)

Net asset value, end of the period	$14.47		$14.18		$13.72		$14.39	$14.52	$14.97	$14.81

Total return(b)	3.08	%(c)	5.17	%(c)	(2.18)%		2.27%	0.60%	6.20%	7.91%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$150,541		$259,780		$277,896		$676,602	$1,153,853	$2,248,939	$3,433,204
Net expenses	1.72	%(d)	1.72	%(d)	1.72	%(e)	1.71%	1.71%	1.71%	1.71%
Gross expenses	1.72	%(d)	1.72	%(d)	1.72%		1.71%	1.71%	1.71%	1.71%
Net investment income	1.61	%(d)	2.04	%(d)	2.75%		3.30%	2.79%	3.08%	3.26%
Portfolio turnover rate	61	%(g)	30	%(f)	30%		13%	6%	11%	17%

*	For the three month period ended December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Effective July 1, 2020, the expense limit decreased from 2.00% to 1.75%.
(f)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

(g)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the six months ended June 30, 2021 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

|  88

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class N
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$14.01		$13.57		$14.24		$14.38	$14.83	$14.69	$14.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.11		0.52		0.61	0.56	0.60	0.61
Net realized and unrealized gain (loss)	0.31		0.62		(0.66)		(0.16)	(0.32)	0.43	0.62

Total from Investment Operations	0.49		0.73		(0.14)		0.45	0.24	1.03	1.23

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.17)		(0.50)		(0.52)	(0.62)	(0.57)	(0.41)
Net realized capital gains	—		(0.12)		(0.03)		(0.07)	(0.07)	(0.32)	(0.82)

Total Distributions	(0.20)		(0.29)		(0.53)		(0.59)	(0.69)	(0.89)	(1.23)

Net asset value, end of the period	$14.30		$14.01		$13.57		$14.24	$14.38	$14.83	$14.69

Total return	3.63	%(b)	5.39	%(b)	(1.06)%		3.37%	1.67%	7.38%	9.09%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$247,817		$247,697		$212,804		$202,989	$176,456	$141,695	$130,637
Net expenses	0.65	%(c)	0.65	%(c)	0.64	%(d)	0.63%	0.63%	0.63%	0.63%
Gross expenses	0.65	%(c)	0.65	%(c)	0.64%		0.63%	0.63%	0.63%	0.63%
Net investment income	2.64	%(c)	3.13	%(c)	3.77%		4.36%	3.91%	4.13%	4.34%
Portfolio turnover rate	61	%(f)	30	%(e)	30%		13%	6%	11%	17%

*	For the three month period ended December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2020, the expense limit decreased from 0.95% to 0.70%.
(e)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

(f)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the six months ended June 30, 2021 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

89  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Class Y
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019	Year Ended September 30, 2018	Year Ended September 30, 2017	Year Ended September 30, 2016
Net asset value, beginning of the period	$14.01		$13.56		$14.23		$14.38	$14.83	$14.69	$14.69

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.18		0.11		0.51		0.60	0.55	0.59	0.61
Net realized and unrealized gain (loss)	0.30		0.62		(0.66)		(0.17)	(0.32)	0.43	0.61

Total from Investment Operations	0.48		0.73		(0.15)		0.43	0.23	1.02	1.22

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.16)		(0.49)		(0.51)	(0.61)	(0.56)	(0.40)
Net realized capital gains	—		(0.12)		(0.03)		(0.07)	(0.07)	(0.32)	(0.82)

Total Distributions	(0.20)		(0.28)		(0.52)		(0.58)	(0.68)	(0.88)	(1.22)

Net asset value, end of the period	$14.29		$14.01		$13.56		$14.23	$14.38	$14.83	$14.69

Total return	3.59	%(b)	5.44	%(b)	(1.14)%		3.22%	1.66%	7.22%	9.00%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,263,858		$3,693,954		$3,774,113		$4,316,010	$5,118,016	$5,702,607	$5,350,759
Net expenses	0.72	%(c)	0.72	%(c)	0.72	%(d)	0.71%	0.71%	0.71%	0.71%
Gross expenses	0.72	%(c)	0.72	%(c)	0.72%		0.71%	0.71%	0.71%	0.71%
Net investment income	2.57	%(c)	3.03	%(c)	3.68%		4.28%	3.82%	4.04%	4.26%
Portfolio turnover rate	61	%(f)	30	%(e)	30%		13%	6%	11%	17%

*	For the three month period ended December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2020, the expense limit decreased from 1.00% to 0.75%.
(e)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

(f)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the six months ended June 30, 2021 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

|  90

Financial Highlights (continued)

For a share outstanding throughout each period.

	Strategic Income Fund—Admin Class
	Six Months Ended June 30, 2021 (Unaudited)		Period Ended December 31, 2020*		Year Ended September 30, 2020		Year Ended September 30, 2019		Year Ended September 30, 2018		Year Ended September 30, 2017		Year Ended September 30, 2016
Net asset value, beginning of the period	$13.97		$13.53		$14.20		$14.34		$14.79		$14.65		$14.66

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.09		0.44		0.53		0.48		0.52		0.53
Net realized and unrealized gain (loss)	0.31		0.62		(0.66)		(0.16)		(0.33)		0.43		0.61

Total from Investment Operations	0.45		0.71		(0.22)		0.37		0.15		0.95		1.14

LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)		(0.15)		(0.42)		(0.44)		(0.53)		(0.49)		(0.33)
Net realized capital gains	—		(0.12)		(0.03)		(0.07)		(0.07)		(0.32)		(0.82)

Total Distributions	(0.16)		(0.27)		(0.45)		(0.51)		(0.60)		(0.81)		(1.15)

Net asset value, end of the period	$14.26		$13.97		$13.53		$14.20		$14.34		$14.79		$14.65

Total return	3.35	%(b)	5.24	%(b)	(1.64)%		2.78%		1.09%		6.79%		8.42%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$96,523		$105,172		$103,197		$121,903		$133,220		$142,871		$143,275
Net expenses	1.22	%(c)	1.22	%(c)	1.22	%(d)	1.20	%(e)	1.20	%(e)	1.19	%(f)	1.20	%(e)
Gross expenses	1.22	%(c)	1.22	%(c)	1.22%		1.20	%(e)	1.20	%(e)	1.19	%(f)	1.20	%(e)
Net investment income	2.07	%(c)	2.53	%(c)	3.19%		3.80%		3.33%		3.57%		3.76%
Portfolio turnover rate	61	%(h)	30	%(g)	30%		13%		6%		11%		17%

*	For the three month period ended December 31, 2020.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Periods less than one year are not annualized.
(c)	Computed on an annualized basis for periods less than one year.
(d)	Effective July 1, 2020, the expense limit decreased from 1.50% to 1.25%.
(e)	Includes refund of prior year service fee of 0.01%.
(f)	Includes refund of prior year service fee of 0.02%.
(g)

The variation in the Fund’s turnover rate, if annualized, from the year ended September 30, 2020 to the period ended December 31, 2020 was primarily due to the disposition and realignment of certain foreign currency-denominated positions.

(h)	The variation in the Fund’s turnover rate from the year ended September 30, 2020 to the six months ended June 30, 2021 was primarily due to a repositioning of the portfolio.

See accompanying notes to financial statements.

91  |

Notes to Financial Statements

June 30, 2021 (Unaudited)

1.  Organization.  Loomis Sayles Funds II and Natixis Funds Trust II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Loomis Sayles Funds II:

Loomis Sayles High Income Fund (the “High Income Fund”)

Loomis Sayles Investment Grade Bond Fund (the “Investment Grade Bond Fund”)

Loomis Sayles Strategic Income Fund (the “Strategic Income Fund”)

Natixis Funds Trust II:

Loomis Sayles Intermediate Municipal Bond Fund (the “Intermediate Municipal Bond Fund”)

Loomis Sayles Strategic Alpha Fund (the “Strategic Alpha Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class A, Class C, Class N and Class Y shares, except for Intermediate Municipal Bond Fund, which does not offer Class N shares. In addition, Investment Grade Bond Fund and Strategic Income Fund also offer Admin Class shares.

Class A shares are sold with a maximum front-end sales charge of 4.25% for each Fund, except Intermediate Municipal Bond Fund, which are sold with a maximum front-end sales charge of 3.00%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds’ prospectus. Admin Class shares do not pay a front-end sales charge or a CDSC, but do pay a Rule 12b-1 fee. Admin Class shares are offered exclusively through intermediaries.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fee applicable to Class A, Class C and Admin Class) and transfer agent fees are borne collectively for Class A, Class C, Class Y and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are

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valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available. Equity linked notes are valued using broker-dealer bid prices. Broker-dealer bid prices may be used to value debt, unlisted equity securities, senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service. Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively. Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers. Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source. Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Option contracts on foreign indices are priced at the most recent settlement price. Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively. Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available. Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers. Shares of open-end investment companies are valued at net asset value per share.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Funds’ pricing policies and procedures.

As of June 30, 2021, securities and other investments of the funds included in net assets were fair valued as follows:

Fund	Equity Securities[1]	Percentage of Net Assets	Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
High Income Fund	$—	—	$1,506,842	1.3%	$250,752	0.2%
Investment Grade Bond Fund	—	—	98,676,926	1.6%	—	—
Strategic Alpha Fund	970,734	0.1%	7,163,951	0.5%	5,989,942	0.4%
Strategic Income Fund	—	—	85,824,919	1.6%	47,210,136	0.9%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statement of

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Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

For the six months ended June 30, 2021, the amount of income available to be distributed has been reduced by the following amounts as a result of losses arising from changes in exchange rates:

Strategic Alpha Fund	$6,485,730
Strategic Income Fund	1,484,377

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Funds may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  Futures Contracts.  The Funds may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

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When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

f.  Option Contracts.  Intermediate Municipal Bond Fund and Strategic Alpha Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.

Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

g.  Swap Agreements.  The Funds may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

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An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. The Funds cover their net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

h.  Swaptions.  The Funds may enter into interest rate swaptions. An interest rate swaption gives the holder the right, but not the obligation, to enter into or cancel an interest rate swap agreement at a future date. Interest rate swaptions may be either purchased or written. The buyer of an interest rate swaption may purchase either the right to receive a fixed rate in the underlying swap (known as a “receiver swaption”) or to pay a fixed rate (known as a “payer swaption”), based on the notional amount of the swap agreement, in exchange for a floating rate. The notional amounts of swaptions are not recorded in the financial statements.

When a Fund purchases an interest rate swaption, it pays a premium and the swaption is subsequently marked-to-market to reflect current value. Premiums paid for purchasing interest rate swaptions which expire are treated as realized losses. Premiums paid for purchasing interest rate swaptions which are exercised are added to the cost or deducted from the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing interest rate swaptions is limited to the premium paid.

When a Fund writes an interest rate swaption, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current value. Premiums received for written interest rate swaptions which expire are treated as realized gains. Premiums received for written interest rate swaptions which are exercised are deducted from the cost or added to the proceeds on the underlying swap to determine the realized gain or loss. If a Fund enters into a closing purchase transaction, the difference between the premium received and any amount paid on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the premium received is less than the amount paid, as a realized loss. A Fund, as writer of a written interest rate swaption, bears the risk of an unfavorable change in the market value of the swap underlying the written interest rate swaption.

OTC interest rate swaptions are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the swaption.

There were no swaptions held by the Funds as of June 30, 2021.

i.  Due from Brokers.  Transactions and positions in certain options, futures, forward foreign currency contracts and swap agreements are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for High Income Fund represents cash pledged as initial margin for closed centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Alpha Fund represents cash pledged as collateral for forward foreign currency contracts and options, and as initial margin for futures contracts and centrally cleared swap agreements. The due from brokers balance in the Statements of Assets and Liabilities for Strategic Income Fund represents cash pledged as collateral for forward foreign currency contracts, and as initial

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margin for centrally cleared swap agreements. In certain circumstances the Funds’ use of cash, securities and/or foreign currency held at brokers is restricted by regulation or broker mandated limits.

j.  Federal and Foreign Income Taxes.  The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of June 30, 2021 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

k. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, defaulted and/or non-income producing securities, swap adjustments, foreign currency gains and losses, distribution re-designations, deferred Trustees’ fees, non-deductible expenses, distributions in excess of income and/or capital gains, forward foreign currency contract mark-to-market, futures contract mark-to-market, net operating losses, return of capital distributions received, partnership basis adjustments, capital gain distributions received, trust preferred securities, convertible bond adjustments, corporate actions, contingent payment debt instruments and premium amortization. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, premium amortization, defaulted and/or non-income producing securities, swap adjustments, wash sales, foreign currency gains and losses, paydown gains and losses, distributions in excess of income and/or capital gains, forward foreign currency contract mark-to-market, futures contract mark-to-market, return of capital distributions received, net operating losses, partnership basis adjustments, capital gain distributions received, trust preferred securities, convertible bond adjustments, corporate actions, contingent payment debt instruments and straddle loss deferral adjustments. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended December 31, 2020 (period ended for Strategic Income Fund) was as follows:

	2020 Distributions
Fund	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Total
High Income Fund	$6,265,130	$—	$—	$6,265,130
Intermediate Municipal Bond Fund	791	414,256	—	415,047
Investment Grade Bond Fund	312,629,628	—	154,088,171	466,717,799
Strategic Alpha Fund	28,229,130	—	—	28,229,130
Strategic Income Fund	77,888,540	—	42,139,359	120,027,899

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Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of December 31, 2020, capital loss carryforwards and late-year ordinary and post-October capital loss deferrals were as follows:

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Capital loss carryforward:
Short-term:
No expiration date	$—	$(343,372)	$—	$—	$—
Long-term:
No expiration date	(10,466,344)	—	—	(45,069,017)	—

Total capital loss carryforward	$(10,466,344)	$(343,372)	$—	$(45,069,017)	$—

Late-year ordinary and post-October capital loss deferrals*	$—	$—	$—	$(3,300,526)	$(189,804,643)

*

Under current tax law, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Strategic Alpha Fund is deferring capital and foreign currency losses. Strategic Income Fund is deferring capital losses. Strategic Income Fund elected not to defer foreign currency losses in the amount of $382,266,817.

As of June 30, 2021, unrealized appreciation (depreciation) on a tax basis was approximately as follows:

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Unrealized appreciation (depreciation)
Investments	$1,722,528	$1,486,203	$339,450,584	$35,365,471	$123,096,310
Foreign currency translations	—	—	—	(21,281,104)	1,558,621

Total unrealized appreciation	$1,722,528	$1,486,203	$339,450,584	$14,084,367	$124,654,931

As of June 30, 2021, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	High Income Fund	Intermediate Municipal Bond Fund	Investment Grade Bond Fund	Strategic Alpha Fund	Strategic Income Fund
Federal tax cost	$112,932,439	$38,554,551	$5,970,322,921	$1,414,550,549	$5,241,510,971

Gross tax appreciation	$6,081,354	$1,503,400	$394,018,385	$70,185,067	$329,374,956
Gross tax depreciation	(4,358,826)	(17,197)	(54,567,801)	(55,922,590)	(204,719,010)

Net tax appreciation	$1,722,528	$1,486,203	$339,450,584	$14,262,477	$124,655,946

The difference between these amounts and those reported in the preceding table are primarily attributable to foreign currency mark-to-market.

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales and derivatives mark-to-market.

l.  Senior Loans.  Each Fund may invest in senior loans to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the

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loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

m.  Loan Participations.  A Fund’s investments in senior loans may be in the form of participations in loans. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, the Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, the Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

The Funds did not hold any loan participations as of June 30, 2021.

n.  Collateralized Loan Obligations.  Each Fund may invest in collateralized loan obligations (“CLOs”). A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. The intent of the Funds when investing in CLOs is to purchase only higher level, investment grade level select tranches. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.

o.  Equity Linked Notes.  Strategic Alpha Fund may invest in equity linked notes. An equity linked note is a structured product that differs from a standard debt instrument where the cash payouts will be based on the return of an underlying equity. An equity linked note is typically purchased at a full nominal amount and includes a coupon with an enhanced yield relative to the dividend yield of the underlying security. At maturity the Fund will receive a redemption amount based on the final price of the underlying equity. The risk of investment in an equity linked note depends on the principal protection offered. Some equity linked notes may guarantee total principal or partial principal amounts while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. Equity linked notes outstanding at the end of the period, if any, are listed in the Fund’s Portfolio of Investments.

The Fund did not hold any equity linked notes as of June 30, 2021.

p.  Repurchase Agreements.  Each Fund, except International Growth Fund, may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of June 30, 2021, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

q.  When-Issued and Delayed Delivery Transactions.  The Funds may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Funds cover their net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

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There were no when-issued or delayed delivery securities held by the Funds as of June 30, 2021.

r.  Stripped Securities.  Each Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs.

The Funds did not hold any stripped securities as of June 30, 2021.

s.  Securities Lending.  High Income Fund, Investment Grade Bond Fund and Strategic Income Fund have entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Funds, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Funds may bear the risk of loss with respect to the investment of the collateral. The Funds invest cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Funds and State Street Bank as lending agent.

For the six months ended June 30, 2021, the Funds did not loan securities under this agreement.

t.  Unfunded Loan Commitments.  The Funds may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments.

As of June 30, 2021, the Funds did not have any unfunded loan commitments.

u.  Indemnifications.  Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

v.  New Accounting Pronouncement.  In March 2020, the Financial Accounting Standards Board issued Accounting Standard Update 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”). In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), which is expected to occur no later than June 30, 2023, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2020-04 amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. No Fund contracts have yet been impacted by reference rate reform. Management expects to apply the optional expedients when appropriate.

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3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds’ pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Funds by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Funds’ adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds’ adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

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The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2021, at value:

High Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$1,064,433	$—	(b)	$1,064,433
Non-Agency Commercial Mortgage-Backed Securities	—	1,659,747	133,712	(c)	1,793,459
All Other Non-Convertible Bonds(a)	—	92,747,427	—		92,747,427

Total Non-Convertible Bonds	—	95,471,607	133,712		95,605,319

Convertible Bonds(a)	—	6,395,161	—		6,395,161

Total Bonds and Notes	—	101,866,768	133,712		102,000,480

Collateralized Loan Obligations	—	1,647,032	310,000	(d)	1,957,032
Senior Loans(a)	—	408,403	—		408,403
Preferred Stocks
Food & Beverage	—	731,990	—		731,990
Wireless	—	1,262,600	—		1,262,600
All Other Preferred Stocks(a)	397,254	—	—		397,254

Total Preferred Stocks	397,254	1,994,590	—		2,391,844

Common Stocks
Chemicals	—	225,275	—		225,275
All Other Common Stocks(a)	522,964	—	—		522,964

Total Common Stocks	522,964	225,275	—		748,239

Other Investments(a)	—	—	114,940	(c)	114,940
Warrants	—	—	2,100	(c)	2,100
Exchange-Traded Funds	1,144,520	—	—		1,144,520
Short-Term Investments	—	5,887,409	—		5,887,409

Total	$2,064,738	$112,029,477	$560,752		$114,654,967

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser.
(d)	Valued using broker-dealer bid prices.

Intermediate Municipal Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$—	$37,574,148	$—	$37,574,148
Short-Term Investments	—	2,466,606	—	2,466,606

Total	$—	$40,040,754	$—	$40,040,754

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Notes to Financial Statements (continued)

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Investment Grade Bond Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$185,488,716	$20,003,260	(b)	$205,491,976
All Other Non-Convertible Bonds(a)	—	5,442,274,182	—		5,442,274,182

Total Non-Convertible Bonds	—	5,627,762,898	20,003,260		5,647,766,158

Convertible Bonds(a)	—	94,516,759	—		94,516,759
Municipals(a)	—	7,705,274	—		7,705,274

Total Bonds and Notes	—	5,729,984,931	20,003,260		5,749,988,191

Senior Loans(a)	—	6,830,819	—		6,830,819
Collateralized Loan Obligations	—	164,020,493	—		164,020,493
Preferred Stocks
Banking	53,132,442	—	—		53,132,442
Food & Beverage	—	16,079,184	—		16,079,184
Wireless	—	23,036,783	—		23,036,783

Total Preferred Stocks	53,132,442	39,115,967	—		92,248,409

Short-Term Investments	—	311,131,660	—		311,131,660

Total	$53,132,442	$6,251,083,870	$20,003,260		$6,324,219,572

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Futures Contracts (unrealized depreciation)	$(14,446,067)	$—	$—		$(14,446,067)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

Strategic Alpha Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$66,992,385	$3,067,797	(b)	$70,060,182
Non-Agency Commercial Mortgage-Backed Securities	—	44,823,995	1,887,685	(b)	46,711,680
All Other Non-Convertible Bonds(a)	—	983,399,910	—		983,399,910

Total Non-Convertible Bonds	—	1,095,216,290	4,955,482		1,100,171,772

Convertible Bonds(a)	—	51,251,354	—		51,251,354

Total Bonds and Notes	—	1,146,467,644	4,955,482		1,151,423,126

Senior Loans(a)	—	14,422,181	—		14,422,181
Collateralized Loan Obligations	—	69,332,201	2,870,000	(c)	72,202,201
Common Stocks
Chemicals	529,163	2,563,268	—		3,092,431
Textiles, Apparel & Luxury Goods	618,115	970,734	—		1,588,849
All Other Common Stocks(a)	54,204,684	—	—		54,204,684

Total Common Stocks	55,351,962	3,534,002	—		58,885,964

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Description	Level 1	Level 2	Level 3		Total
Preferred Stocks
Food & Beverage	$—	$3,631,402	$—		$3,631,402
Wireless	—	4,090,220	—		4,090,220
All Other Preferred Stocks(a)	15,307,149	—	—		15,307,149

Total Preferred Stocks	15,307,149	7,721,622	—		23,028,771

Other Investments(a)	—	—	1,034,460	(b)	1,034,460
Short-Term Investments	—	112,498,075	—		112,498,075

Total Investments	70,659,111	1,353,975,725	8,859,942		1,433,494,778

Forward Foreign Currency Contracts (unrealized appreciation)	—	162,764	—		162,764

Total	$70,659,111	$1,354,138,489	$8,859,942		$1,433,657,542

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3		Total
Written Options(a)	$(158,676)	$—	$—		$(158,676)
Bilateral Credit Default Swap Agreements (unrealized depreciation)	—	(153,050)	—		(153,050)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(849,143)	—		(849,143)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(473,027)	—		(473,027)
Futures Contracts (unrealized depreciation)	(3,345,516)	—	—		(3,345,516)

Total	$(3,504,192)	$(1,475,220)	$—		$(4,979,412)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Fair valued by the Fund’s adviser.
(c)	Valued using broker-dealer bid prices.

Strategic Income Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—	$73,296,178	$11,249,998	(b)	$84,546,176
ABS Other	—	40,640,171	32,058,634	(c)	72,698,805
Independent Energy	—	168,907,240	501,932	(c)	169,409,172
Property & Casualty Insurance	—	7,019,208	3,674,812	(b)	10,694,020
All Other Non-Convertible Bonds(a)	—	3,661,930,829	—		3,661,930,829

Total Non-Convertible Bonds	—	3,951,793,626	47,485,376		3,999,279,002

Convertible Bonds
Oil Field Services	—	—	7,933,006	(c)	7,933,006
All Other Convertible Bonds(a)	—	329,503,306	—		329,503,306

Total Convertible Bonds	—	329,503,306	7,933,006		337,436,312

Municipals(a)	—	69,725,637	—		69,725,637

Total Bonds and Notes	—	4,351,022,569	55,418,382		4,406,440,951

Senior Loans(a)	—	38,247,084	—		38,247,084
Collateralized Loan Obligations	—	86,666,033	49,235,000	(b)	135,901,033
Common Stocks
Chemicals	—	12,288,662	—		12,288,662
Oil Field Services	—	—	—	(d)	—
Oil, Gas & Consumable Fuels	37,863,326	—	6,716,564	(c)	44,579,890
Software	15,877,449	318,800	—		16,196,249
All Other Common Stocks(a)	477,135,026	—	—		477,135,026

Total Common Stocks	530,875,801	12,607,462	6,716,564		550,199,827

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June 30, 2021 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Preferred Stocks
Convertible Preferred Stocks
Food & Beverage	$—	$4,326,717	$—	$4,326,717
Wireless	—	14,909,267	—	14,909,267
All Other Convertible Preferred Stocks(a)	69,346,085	—	—	69,346,085

Total Convertible Preferred Stocks	69,346,085	19,235,984	—	88,582,069

Non-Convertible Preferred Stocks
REITs – Office Property	—	1,995,000	—	1,995,000
REITs – Warehouse/Industrials	—	8,435,539	—	8,435,539
All Other Non-Convertible Preferred Stocks(a)	4,127,659	—	—	4,127,659

Total Non-Convertible Preferred Stocks	4,127,659	10,430,539	—	14,558,198

Total Preferred Stocks	73,473,744	29,666,523	—	103,140,267

Closed-End Investment Companies	2,343,080	—	—	2,343,080
Short-Term Investments	—	136,491,802	—	136,491,802

Total Investments	606,692,625	4,654,701,473	111,369,946	5,372,764,044

Centrally Cleared Credit Default Swap Agreements (unrealized appreciation)	—	5,007,513	—	5,007,513

Total	$606,692,625	$4,659,708,986	$111,369,946	$5,377,771,557

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(981,452)	$—	$(981,452)
Futures Contracts (unrealized depreciation)	(10,623,188)	—	—	(10,623,188)

Total	$(10,623,188)	$(981,452)	$—	$(11,604,640)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.
(c)	Fair valued by the Fund’s adviser.
(d)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs

105  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or June 30, 2021:

High Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$22,744	$—	$(22,744)	$—	$—	$—	$—	$—	(a)	$(22,744)
Non-Agency Commercial Mortgage-Backed Securities	390,104		—	—	(256,392)	—	—	—	—	133,712		(256,392)
Collateralized Loan Obligations	—		—	—	—	310,000	—	—	—	310,000		—
Loan Participations
ABS Other	161,345		3	(114,111)	132,886	9,535	(189,658)	—	—	—		—
Preferred Stocks
Energy	—	(a)	—	(752,373)	752,373	—	—	—	—	—		—
Other Investments
Aircraft ABS	125,600		—	—	(10,660)	—	—	—	—	114,940		(10,660)
Warrants	37,995		—	—	(28,497)	—	(7,398)	—	—	2,100		(29,847)

Total	$715,044		$22,747	$(866,484)	$566,966	$319,535	$(197,056)	$—	$—	$560,752		$(319,643)

(a)	Includes a security fair valued at zero using level 3 inputs.

Investment Grade Bond Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Other	$21,594,566		$—	$2,599	$1,299,380	$—	$(2,893,285)	$—	$—	$20,003,260	$1
Collateralized Loan Obligations	14,755,000		—	—	—	—	—	—	(14,755,000)	—	—
Preferred Stocks
Energy	—	(a)	—	(3,487,753)	3,487,753	—	—	—	—	—	—

Total	$36,349,566		$—	$(3,485,154)	$4,787,133	$—	$(2,893,285)	$—	$(14,755,000)	$20,003,260	$1

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $14,755,000 was transferred from Level 3 to Level 2 during the period ended June 30, 2021. At December 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At June 30, 2021 this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

|  106

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Strategic Alpha Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Other	$1,475,243	(a)	$—	$—	$2,062,741	$100,953	$—	$—	$(571,140)	$3,067,797	$2,062,741
Non-Agency Commercial Mortgage-Backed Securities	4,742,511		—	—	(2,854,826)	—	—	—	—	1,887,685	(2,854,826)
Collateralized Loan Obligations	—		—	—	—	2,870,000	—	—	—	2,870,000	—
Loan Participations
ABS Other	580,841		46	(410,923)	478,390	34,327	(682,681)	—	—	—	—
Preferred Stocks
Energy	—	(a)	—	(1,062,020)	1,062,020	—	—	—	—	—	—
Other Investments
Aircraft ABS	1,130,400		—	—	(95,940)	—	—	—	—	1,034,460	(95,940)

Total	$7,928,995		$46	$(1,472,943)	$652,385	$3,005,280	$(682,681)	$—	$(571,140)	$8,859,942	$(888,025)

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $571,140 was transferred from Level 3 to Level 2 during the period ended June 30, 2021. At December 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At June 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

107  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Strategic Income Fund

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2021
Bonds and Notes
Non-Convertible Bonds
ABS Home Equity	$—		$—	$—	$—	$11,249,998	$—	$—	$—	$11,249,998		$—
ABS Other	14,217,962	(a)	—	—	21,667,146	1,043,916	—	—	(4,870,390)	32,058,634		21,667,146
Independent Energy	—		162,771	—	247,699	—	—	91,462	—	501,932		247,699
Property & Casualty Insurance	—		27,163	—	(730,851)	—	—	4,378,500	—	3,674,812		(730,851)
Convertible Bonds
Oil Field Services	6,330,947		58,987	—	1,288,817	254,255	—	—	—	7,933,006		1,288,817
Senior Loans
Construction Machinery	9,862,216		436,973	(6,497,335)	6,069,631	—	(9,871,485)	—	—	—		—
Collateralized Loan Obligations	—		—	—	—	49,235,000	—	—	—	49,235,000		—
Common Stocks
Oil Field Services	—	(a)	—	—	—	—	—	—	—	—	(a)	—
Oil, Gas & Consumable Fuels	3,473,775	(a)	—	(1,167,146)	2,944,165	—	—	1,465,770	—	6,716,564		1,777,019
Specialty Retail	—	(a)	—	—	—	—	—	—	—	—		—
Preferred Stocks
Convertible Preferred Stocks
Energy	—	(a)	—	(122,532,800)	122,532,800	—	—	—	—	—		—
Warrants	9,760,259		—	—	8,285,057	—	(18,045,316)	—	—	—		—

Total	$43,645,159		$685,894	$(130,197,281)	$162,304,464	$61,783,169	$(27,916,801)	$5,935,732	$(4,870,390)	$111,369,946		$24,249,830

(a)	Includes a security fair valued at zero using Level 3 inputs.

A debt security valued at $4,870,390 was transferred from Level 3 to Level 2 during the period ended June 30, 2021. At December 31, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security. At June 30, 2021, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

Debt securities valued at $91,462 were transferred from Level 2 to Level 3 during the period ended June 30, 2021. At December 31, 2020, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, these securities were valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the securities.

A debt security valued at $4,378,500 was transferred from Level 2 to Level 3 during the period ended June 30, 2021. At December 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A common stock valued at $1,465,770 was transferred from Level 2 to Level 3 during the period ended June 30, 2021. At December 31, 2020, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service was unable to price the security.

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that High Income Fund, Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

|  108

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

High Income Fund, Strategic Alpha Fund and Strategic Income Fund are subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Funds may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. The Funds may also use credit default swaps, as a protection seller, to gain investment exposure. During the six months ended June 30, 2021, High Income Fund, Strategic Alpha Fund and Strategic Income Fund engaged in credit default swap agreements (as a protection seller) to gain investment exposure. Strategic Alpha Fund also engaged in credit default swap agreements (as a protection buyer) to hedge its credit exposure.

Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the six months ended June 30, 2021, the Funds engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.

Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts and interest rate swap agreements to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts and interest rate swap agreements to gain investment exposure. During the six months ended June 30, 2021, Strategic Alpha Fund engaged in futures contracts and interest rate swap agreements for hedging purposes and to manage duration and interest rate swap agreements to gain investment exposure. During the six months ended June 30, 2021, Investment Grade Bond Fund and Strategic Income Fund used futures contracts to manage duration.

Strategic Alpha Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes and use futures and option contracts to gain investment exposure. During the six months ended June 30, 2021, the Fund engaged in option contracts for hedging purposes.

Transactions in derivative instruments for High Income Fund during the six months ended June 30, 2021, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Swap Agreements
Credit contracts	$199,712

The following is a summary of derivative instruments for Investment Grade Bond Fund as of June 30, 2021, as reflected within the Statements of Assets and Liabilities:

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(14,446,067)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Investment Grade Bond Fund during the six months ended June 30, 2021, as reflected within the Statements of Operations, were as follows:

Net Realized Gain (Loss) on:	Futures Contracts
Interest rate contracts	$31,143,427

109  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures Contracts
Interest rate contracts	$(14,446,067)

The following is a summary of derivative instruments for Strategic Alpha Fund as of June 30, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Unrealized appreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$162,764

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Swap agreements at value[2]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$—	$(473,027)	$—	$—	$(473,027)
Credit contracts	—	—	—	(70,624)	(70,624)

Total over-the counter liability derivatives	$—	$(473,027)	$—	$(70,624)	$(543,651)

Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$—	$(3,345,516)	$(847,667)	$(4,193,183)
Equity contracts	(158,676)	—	—	—	(158,676)

Total exchange-traded/cleared liability derivatives	$(158,676)	$—	$(3,345,516)	$(847,667)	$(4,351,859)

Total liability derivatives	$(158,676)	$(473,027)	$(3,345,516)	$(918,291)	$(4,895,510)

[1]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

[2]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) for bilateral swap agreements are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Alpha Fund during the six months ended June 30, 2021, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Options written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$(2,257,537)	$—	$(473,046)	$—
Foreign exchange contracts	—	—	—	(3,894,601)
Credit contracts	—	—	5,538,695	—
Equity contracts	—	(132,499)	—	—

Total	$(2,257,537)	$(132,499)	$5,065,649	$(3,894,601)

|  110

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Options written	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$(3,323,082)	$—	$331	$—
Foreign exchange contracts	—	—	—	2,751,304
Credit contracts	—	—	(3,221,253)	—
Equity contracts	—	(32,112)	—	—

Total	$(3,323,082)	$(32,112)	$(3,220,922)	$2,751,304

The following is a summary of derivative instruments for Strategic Income Fund as of June 30, 2021, as reflected within the Statements of Assets and Liabilities:

Assets	Swap agreements at value[1]
Exchange-traded/cleared asset derivatives
Credit contracts	$27,511,552

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[2]
Over-the-counter liability derivatives
Foreign exchange contracts	$(981,452)	$—
Exchange-traded liability derivatives
Interest rate contracts	$—	$(10,623,188)

Total liability derivatives	$(981,452)	$(10,623,188)

[1]

Represents swap agreements, at value. Market value of swap agreements is reported in the Portfolio of Investments along with the unamortized upfront premium paid (received), if any, and unrealized appreciation (depreciation) on each individual contract. Unrealized appreciation (depreciation) and upfront premiums paid (received) for bilateral swap agreements are reported within the Statements of Assets and Liabilities. Only the current day’s variation margin on centrally cleared swap agreements is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

[2]

Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Strategic Income Fund during the six months ended June 30, 2021, as reflected within the Statements of Operations were as follows:

Net Realized Gain (Loss) on:	Futures contracts	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$11,522,672	$—	$—
Foreign exchange contracts	—	—	(936,517)
Credit contracts	—	2,472,346	—

Total	$11,522,672	$2,472,346	$(936,517)

111  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts	Swap agreements	Forward foreign currency contracts
Interest rate contracts	$(10,623,188)	$—	$—
Foreign exchange contracts	—	—	(981,452)
Credit contracts	—	5,007,513	—

Total	$(10,623,188)	$5,007,513	$(981,452)

As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract, futures contract and swap agreement activity, as a percentage of net assets for High Income Fund, Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund, based on gross month-end or daily (as applicable) notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended June 30, 2021:

High Income Fund	Credit Default Swaps
Average Notional Amount Outstanding	3.68%
Highest Notional Amount Outstanding	10.24%
Lowest Notional Amount Outstanding	0.00%
Notional Amount Outstanding as of June 30, 2021	0.00%

Investment Grade Bond Fund	Futures
Average Notional Amount Outstanding	9.64%
Highest Notional Amount Outstanding	13.27%
Lowest Notional Amount Outstanding	5.55%
Notional Amount Outstanding as of June 30, 2021	12.05%

Strategic Alpha Fund	Forwards	Futures	Credit Default Swaps	Interest Rate Swaps
Average Notional Amount Outstanding	3.08%	13.25%	4.89%	1.63%
Highest Notional Amount Outstanding	3.52%	22.02%	8.18%	1.65%
Lowest Notional Amount Outstanding	2.43%	8.55%	1.48%	1.58%
Notional Amount Outstanding as of June 30, 2021	2.47%	16.14%	1.49%	1.60%

Strategic Income Fund	Forwards	Futures	Credit Default Swaps
Average Notional Amount Outstanding	0.22%	8.12%	3.39%
Highest Notional Amount Outstanding	0.80%	15.87%	4.95%
Lowest Notional Amount Outstanding	0.00%	3.35%	0.00%
Notional Amount Outstanding as of June 30, 2021	0.28%	13.09%	4.95%

Unrealized gain and/or loss on open forwards, futures and swaps is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward, futures and swap contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in net assets.

|  112

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

The volume of option contract activity, as a percentage of net assets for Strategic Alpha Fund, based on the month-end market values of instruments underlying purchased and written options, at absolute value, was as follows for the six months ended June 30, 2021:

Strategic Alpha Fund	Call Options Written*
Average Market Value of Underlying Instruments	0.80%
Highest Market Value of Underlying Instruments	1.05%
Lowest Market Value of Underlying Instruments	0.66%
Market Value of Underlying Instruments as of June 30, 2021	0.67%

*	Market value of underlying instruments is determined by multiplying option shares by the price of the option’s underlying security.

Amounts outstanding at the end of the prior period, if applicable, are included in the average amount outstanding.

Over-the-counter derivatives, including forward foreign currency contracts and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.

As of June 30, 2021, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:

Strategic Alpha Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$31,494	$(31,494)	$—	$—	$—
Barclays Bank PLC	36,428	(36,428)	—	—	—
Deutsche Bank AG	7,338	—	7,338	—	7,338
HSBC Bank USA	14,249	—	14,249	—	14,249
Morgan Stanley Capital Services, Inc.	73,255	(73,255)	—	—	—

	$162,764	$(141,177)	$21,587	$—	$21,587

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(232,713)	$31,494	$(201,219)	$201,219	$—
Barclays Bank PLC	(70,624)	36,428	(34,196)	—	(34,196)
Morgan Stanley Capital Services, Inc.	(240,314)	73,255	(167,059)	130,498	(36,561)

	$(543,651)	$141,177	$(402,474)	$331,717	$(70,757)

Strategic Income Fund
Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(981,452)	$—	$(981,452)	$981,452	$—

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The

113  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on each Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of June 30, 2021:

Fund	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
High Income Fund	$1,375,010	$1,375,010
Investment Grade Bond Fund	24,718,739	24,718,739
Strategic Alpha Fund	18,997,725	18,524,831
Strategic Income Fund	50,050,453	49,069,001

5.  Purchases and Sales of Securities.  For the six months ended June 30, 2021, purchases and sales of securities (excluding short-term investments and option/swaption contracts and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Fund	$2,475,487	$—	$59,736,303	$57,233,136
Intermediate Municipal Bond Fund	—	—	11,669,539	9,952,498
Investment Grade Bond Fund	79,138,888	147,926,173	1,205,292,120	864,247,571
Strategic Alpha Fund	2,094,360,522	2,095,102,670	543,877,484	301,854,619
Strategic Income Fund	763,186,242	763,180,407	2,690,255,732	2,380,997,279

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to High Income Fund, Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.

Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:

	Percentage of Average Daily Net Assets
Fund	First $200 million	Next $1.05 billion	Next $750 million	Next $13 billion	Next $10 billion	Over $25 billion
High Income Fund	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Investment Grade Bond Fund	0.40%	0.40%	0.40%	0.40%	0.38%	0.38%
Strategic Alpha Fund	0.60%	0.60%	0.55%	0.55%	0.55%	0.55%
Strategic Income Fund	0.65%	0.60%	0.60%	0.55%	0.54%	0.53%

|  114

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to Intermediate Municipal Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC.

Under the terms of the management agreement, Intermediate Municipal Bond Fund pays a management fee at the annual rate of 0.40% of the Fund’s average daily net assets, calculated daily and payable monthly.

Natixis Advisors has entered into a subadvisory agreement for the Fund with Loomis Sayles. Under the terms of the subadvisory agreement, the Fund has agreed to pay Loomis Sayles a subadvisory fee at the annual rate of 0.20% of the Fund’s average daily net assets, calculated daily and payable monthly.

Payments to Natixis Advisors are reduced by the amounts of payments to Loomis Sayles, as calculated based on the above.

Natixis Advisors and Loomis Sayles have given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until April 30, 2022, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the six months ended June 30, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	1.00%	1.75%	0.70%	0.75%	—
Intermediate Municipal Bond Fund	0.70%	1.45%	—	0.45%	—
Investment Grade Bond Fund	0.75%	1.50%	0.45%	0.50%	1.00%
Strategic Alpha Fund	1.00%	1.75%	0.70%	0.75%	—
Strategic Income Fund	1.00%	1.75%	0.70%	0.75%	1.25%

Effective July 1, 2021, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Strategic Income Fund are as follows:

	Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y	Admin Class
Strategic Income Fund	0.95%	1.70%	0.65%	0.70%	1.20%

This new undertaking is in effect until April 30, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and will be reevaluated on an annual basis.

Natixis Advisors and Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For six months ended June 30, 2021, the management fees and waivers of management fees for each Fund were as follows:

	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
High Income Fund	$361,288	$144,649	$216,639	0.60%	0.36%
Intermediate Municipal Bond Fund	77,190	77,190	—	0.40%	—%
Investment Grade Bond Fund	12,292,653	1,309,981	10,982,672	0.40%	0.36%
Strategic Alpha Fund	4,089,926	—	4,089,926	0.60%	0.60%
Strategic Income Fund	15,802,434	—	15,802,434	0.57%	0.57%

[1]	Management fee waivers are subject to possible recovery until December 31, 2022.

115  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

For the six months ended June 30, 2021, expenses have been reimbursed as follows:

Fund	Reimbursement[2]
Intermediate Municipal Bond Fund	$23,324

[2]	Expense reimbursements are subject to possible recovery until December 31, 2022.

No expenses were recovered for any of the Funds during the six months ended June 30, 2021 under the terms of the expense limitation agreements.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.

Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to each Fund’s Class A shares (the “Class A Plans”), a Distribution and Service Plan relating to each Fund’s Class C shares (the “Class C Plans”), and Investment Grade Bond Fund and Strategic Income Fund have adopted a Distribution Plan relating to their Admin Class shares (the “Admin Class Plans”).

Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

Under the Admin Class Plans, Investment Grade Bond Fund and Strategic Income Fund pay Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Funds’ Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.

In addition, the Admin Class shares of Investment Grade Bond Fund and Strategic Income Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.

For six months ended June 30, 2021, the service and distribution fees for each Fund were as follows:

	Service Fees			Distribution Fees
Fund	Class A	Class C	Admin Class	Class C	Admin Class
High Income Fund	$32,171	$3,093	$—	$9,278	$—
Intermediate Municipal Bond Fund	10,507	1,201	—	3,602	—
Investment Grade Bond Fund	1,060,915	141,269	156,283	423,808	156,283
Strategic Alpha Fund	48,642	8,698	—	26,095	—
Strategic Income Fund	2,004,999	264,252	124,697	792,755	124,697

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

For the six months ended June 30, 2021, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
High Income Fund	$25,748
Intermediate Municipal Bond Fund	8,285
Investment Grade Bond Fund	1,326,542
Strategic Alpha Fund	293,866
Strategic Income Fund	1,184,509

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended June 30, 2021, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:

Fund	Sub-Transfer Agent Fees
High Income Fund	$33,430
Intermediate Municipal Bond Fund	6,877
Investment Grade Bond Fund	1,763,658
Strategic Alpha Fund	220,776
Strategic Income Fund	1,930,727

As of June 30, 2021, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):

Fund	Reimbursements of Sub-Transfer Agent Fees
High Income Fund	$1,033
Intermediate Municipal Bond Fund	163
Investment Grade Bond Fund	44,047
Strategic Alpha Fund	5,921
Strategic Income Fund	48,062

Sub-transfer agent fees attributable to Class A, Class C, Class Y, and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended June 30, 2021 were as follows:

Fund	Commissions
High Income Fund	$465
Intermediate Municipal Bond Fund	7,500
Investment Grade Bond Fund	16,612
Strategic Alpha Fund	866
Strategic Income Fund	12,904

f.  Trustees Fees and Expenses.  The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance

117  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $199,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to High Income Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through April 30, 2022 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended June 30, 2021, Natixis Advisors reimbursed the Fund $901 for transfer agency expenses related to Class N shares.

h.  Affiliated Ownership.  As of June 30, 2021, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of Investment Grade Bond Fund and Strategic Alpha Fund representing 0.13% and 0.21%, respectively, of the Funds’ net assets.

i.   Affiliated Transactions.  As a result of business restructurings, Strategic Income Fund received common shares of Pioneer Energy Services Corp. (the “Company”) and Lonestar Resources U.S., Inc. (the “Company”) constituting more than 5% of the voting securities of the Company. As such, the Company is considered to be an affiliate at June 30, 2021. A summary of affiliated transactions for the six months ended June 30, 2021, is as follows:

	Beginning Value	Purchase Cost		Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Pioneer Energy Services Corp., 5.000% PIK or 5.000% Cash	$6,330,947	$254,256	*	$—	$58,988	$—	$1,288,815	$7,933,006	$255,879
Pioneer Energy Services Corp.	—	—		—	—	—	—	—	—
Lonestar Resources U.S., Inc.	3,473,775	—		—	—	—	1,481,611	4,955,386	—

	$9,804,722	$254,256		$—	$58,988	$—	$2,770,426	$12,888,392	$255,879

*	Represents interest paid in additional principal.

7.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses for High Income Fund, Investment Grade Bond Fund, Strategic Alpha Fund and Strategic Income Fund attributable to Class A, Class C, Class Y and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

Intermediate Municipal Bond Fund allocates transfer agent fees and expenses on a pro rata basis based on the relative net assets of each class to the total net assets of those classes.

|  118

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

For the six months ended June 30, 2021, the Funds incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y	Admin Class
High Income Fund	$10,732	$1,034	$901	$34,447	$—
Investment Grade Bond Fund	324,315	43,195	2,964	1,438,479	47,765
Strategic Alpha Fund	11,299	2,038	1,720	222,503	—
Strategic Income Fund	619,484	82,350	2,156	1,311,614	38,584

8.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and certain other legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees and/or miscellaneous expenses on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

Prior to April 8, 2021, each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $400,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit.

For the six months ended June 30, 2021, none of the Funds had borrowings under this agreement.

9.  Risk.  The Fund’s investments in foreign securities, as applicable, may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

10.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Funds. As of June 30, 2021, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Fund	3	32.29%
Intermediate Municipal Bond Fund	4	70.55%
Investment Grade Bond Fund	1	9.98%
Strategic Alpha Fund	4	50.47%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

119  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

11.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

High Income Fund

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	367,875	$1,606,561	5,472,929	$23,366,332
Issued in connection with the reinvestment of distributions	93,974	408,680	265,043	1,081,552
Redeemed	(5,143,119)	(22,529,101)	(1,646,663)	(6,698,230)

Net change	(4,681,270)	$(20,513,860)	4,091,309	$17,749,654

Class C
Issued from the sale of shares	43,107	$188,626	204,929	$851,367
Issued in connection with the reinvestment of distributions	7,161	31,297	27,930	113,438
Redeemed	(239,439)	(1,050,064)	(460,672)	(1,851,801)

Net change	(189,171)	$(830,141)	(227,813)	$(886,996)

Class N
Issued from the sale of shares	713,447	$3,093,487	636,909	$2,492,319
Issued in connection with the reinvestment of distributions	62,883	273,540	182,577	739,980
Redeemed	(4,152,897)	(18,269,333)	(240,181)	(982,234)

Net change	(3,376,567)	$(14,902,306)	579,305	$2,250,065

Class Y
Issued from the sale of shares	11,222,231	$48,886,885	8,276,302	$32,427,807
Issued in connection with the reinvestment of distributions	328,818	1,427,793	953,466	3,824,624
Redeemed	(2,931,754)	(12,749,454)	(22,428,758)	(87,181,268)

Net change	8,619,295	$37,565,224	(13,198,990)	$(50,928,837)

Increase (decrease) from capital share transactions	372,287	$1,318,917	(8,756,189)	$(31,816,114)

Intermediate Municipal Bond Fund

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	62,308	$653,232	269,748	$2,831,550
Issued in connection with the reinvestment of distributions	4,433	46,403	11,723	121,983
Redeemed	(174,657)	(1,828,510)	(162,733)	(1,679,297)

Net change	(107,916)	$(1,128,875)	118,738	$1,274,236

Class C
Issued from the sale of shares	12	$122	47,897	$494,485
Issued in connection with the reinvestment of distributions	231	2,420	777	8,083
Redeemed	(23,035)	(241,767)	(85,913)	(898,719)

Net change	(22,792)	$(239,225)	(37,239)	$(396,151)

Class Y
Issued from the sale of shares	779,778	$8,202,345	2,146,197	$22,275,909
Issued in connection with the reinvestment of distributions	13,820	144,926	19,854	207,580
Redeemed	(431,230)	(4,539,360)	(556,921)	(5,809,326)

Net change	362,368	$3,807,911	1,609,130	$16,674,163

Increase from capital share transactions	231,660	$2,439,811	1,690,629	$17,552,248

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Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

11.  Capital Shares (continued).

Investment Grade Bond Fund

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,384,927	$96,429,891	20,934,113	$243,643,227
Issued in connection with the reinvestment of distributions	691,112	7,928,386	4,472,710	51,487,111
Redeemed	(9,370,290)	(107,661,014)	(18,660,738)	(215,501,248)

Net change	(294,251)	$(3,302,737)	6,746,085	$79,629,090

Class C
Issued from the sale of shares	539,503	$6,121,176	1,837,724	$21,073,918
Issued in connection with the reinvestment of distributions	76,755	869,372	812,986	9,217,940
Redeemed	(4,134,473)	(46,904,758)	(9,377,842)	(108,032,709)

Net change	(3,518,215)	$(39,914,210)	(6,727,132)	$(77,740,851)

Class N
Issued from the sale of shares	34,500,974	$397,703,374	35,059,681	$407,348,565
Issued in connection with the reinvestment of distributions	1,430,045	16,410,172	8,107,642	93,301,449
Redeemed	(17,431,568)	(200,606,457)	(61,802,905)	(713,421,603)

Net change	18,499,451	$213,507,089	(18,635,582)	$(212,771,589)

Class Y
Issued from the sale of shares	67,144,759	$773,265,694	116,069,530	$1,338,576,662
Issued in connection with the reinvestment of distributions	3,760,431	43,172,128	21,359,279	246,149,320
Redeemed	(52,279,659)	(602,041,020)	(94,728,720)	(1,084,178,153)

Net change	18,625,531	$214,396,802	42,700,089	$500,547,829

Admin Class
Issued from the sale of shares	1,349,757	$15,493,810	2,273,836	$26,516,127
Issued in connection with the reinvestment of distributions	117,924	1,348,640	764,671	8,774,511
Redeemed	(1,084,756)	(12,480,692)	(2,101,154)	(24,136,301)

Net change	382,925	$4,361,758	937,353	$11,154,337

Increase from capital share transactions	33,695,441	$389,048,702	25,020,813	$300,818,816

121  |

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

11.  Capital Shares (continued).

Strategic Alpha Fund

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	910,365	$9,511,491	1,023,731	$10,060,502
Issued in connection with the reinvestment of distributions	24,560	256,320	62,078	605,195
Redeemed	(403,857)	(4,218,446)	(2,666,522)	(25,934,557)

Net change	531,068	$5,549,365	(1,580,713)	$(15,268,860)

Class C
Issued from the sale of shares	51,260	$533,938	126,434	$1,222,512
Issued in connection with the reinvestment of distributions	1,575	16,357	10,648	103,121
Redeemed	(426,256)	(4,442,929)	(966,909)	(9,480,056)

Net change	(373,421)	$(3,892,634)	(829,827)	$(8,154,423)

Class N
Issued from the sale of shares	10,309,033	$107,567,677	29,423,113	$288,816,017
Issued in connection with the reinvestment of distributions	315,465	3,281,576	814,373	7,933,168
Redeemed	(6,396,873)	(67,044,022)	(10,308,071)	(98,238,299)

Net change	4,227,625	$43,805,231	19,929,415	$198,510,886

Class Y
Issued from the sale of shares	17,460,729	$181,967,203	25,133,973	$249,260,831
Issued in connection with the reinvestment of distributions	584,971	6,087,252	1,488,360	14,469,017
Redeemed	(11,011,229)	(115,008,536)	(52,322,387)	(502,765,399)

Net change	7,034,471	$73,045,919	(25,700,054)	$(239,035,551)

Increase (decrease) from capital share transactions	11,419,743	$118,507,881	(8,181,179)	$(63,947,948)

|  122

Notes to Financial Statements (continued)

June 30, 2021 (Unaudited)

11.  Capital Shares (continued).

Strategic Income Fund

	Six Months Ended June 30, 2021		Period Ended December 31, 2020(a)
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	8,805,434	$123,996,403	3,166,668	$43,973,781
Issued in connection with the reinvestment of distributions	1,021,390	14,339,194	1,651,138	22,982,383
Redeemed	(17,018,180)	(238,637,661)	(8,809,951)	(122,112,304)

Net change	(7,191,356)	$(100,302,064)	(3,992,145)	$(55,156,140)

Class C
Issued from the sale of shares	303,003	$4,292,453	264,507	$3,697,602
Issued in connection with the reinvestment of distributions	115,554	1,636,912	294,227	4,142,720
Redeemed	(8,340,118)	(118,671,857)	(2,483,699)	(34,767,841)

Net change	(7,921,561)	$(112,742,492)	(1,924,965)	$(26,927,519)

Class N
Issued from the sale of shares	1,641,717	$23,068,735	3,263,554	$45,457,643
Issued in connection with the reinvestment of distributions	222,403	3,118,652	271,195	3,768,709
Redeemed	(2,209,137)	(30,882,384)	(1,539,785)	(21,376,606)

Net change	(345,017)	$(4,694,997)	1,994,964	$27,849,746

Class Y
Issued from the sale of shares	32,634,347	$454,046,320	10,433,588	$144,445,628
Issued in connection with the reinvestment of distributions	2,399,049	33,629,271	3,910,477	54,349,355
Redeemed	(70,393,522)	(983,173,104)	(28,856,379)	(398,330,570)

Net change	(35,360,126)	$(495,497,513)	(14,512,314)	$(199,535,587)

Admin Class
Issued from the sale of shares	207,489	$2,889,385	315,634	$4,401,178
Issued in connection with the reinvestment of distributions	81,977	1,146,217	136,204	1,889,249
Redeemed	(1,046,002)	(14,647,512)	(551,434)	(7,568,203)

Net change	(756,536)	$(10,611,910)	(99,596)	$(1,277,776)

Decrease from capital share transactions	(51,574,596)	$(723,848,976)	(18,534,056)	$(255,047,276)

(a)	For the period October 1, 2020 through December 31, 2020.

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Notes to Financial Statements (continued)

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11.  Capital Shares (continued).

Strategic Income Fund

	Year Ended September 30, 2020
	Shares	Amount
Class A
Issued from the sale of shares	32,299,438	$444,080,248
Issued in connection with the reinvestment of distributions	3,167,184	43,610,276
Redeemed	(40,330,246)	(554,003,991)

Net change	(4,863,624)	$(66,313,467)

Class C
Issued from the sale of shares	1,902,282	$26,312,714
Issued in connection with the reinvestment of distributions	600,408	8,382,443
Redeemed	(29,280,757)	(408,234,280)

Net change	(26,778,067)	$(373,539,123)

Class N
Issued from the sale of shares	8,682,262	$119,974,137
Issued in connection with the reinvestment of distributions	464,321	6,391,355
Redeemed	(7,719,864)	(106,340,515)

Net change	1,426,719	$20,024,977

Class Y
Issued from the sale of shares	85,620,721	$1,132,582,915
Issued in connection with the reinvestment of distributions	8,028,339	110,319,204
Redeemed	(118,624,705)	(1,608,285,687)

Net change	(24,975,645)	$(365,383,568)

Admin Class
Issued from the sale of shares	1,076,312	$15,079,460
Issued in connection with the reinvestment of distributions	252,576	3,465,330
Redeemed	(2,287,176)	(30,910,379)

Net change	(958,288)	$(12,365,589)

Decrease from capital share transactions	(56,148,905)	$(797,576,770)

|  124

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)	(1)	Not applicable.

(a)	(2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)		Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds II

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	August 23, 2021

By:	/s/ Michael C. Kardok

Name:	Michael C. Kardok
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	August 23, 2021